UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2022

Rydex Variable Trust Funds Semi-Annual Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

GuggenheimInvestments.com	RVALTS-SEMI-0622x1222

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
LONG SHORT EQUITY FUND	8
GLOBAL MANAGED FUTURES STRATEGY FUND	25
MULTI-HEDGE STRATEGIES FUND	34
COMMODITIES STRATEGY FUND	55
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	61
OTHER INFORMATION	76
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	83
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	89
LIQUIDITY RISK MANAGEMENT PROGRAM	92

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2022

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for four alternative strategies funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2022.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

June 30, 2022

The Long Short Equity Fund may not be suitable for all investors. ●The Fund is subject to the risk that the Advisor’s use of a momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when momentum investing is out of favor. ●It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks or indices being shorted increase in value, thereby increasing potential losses to the Fund. ●The Fund’s loss on a short sale is potentially unlimited because there is no upper limit on the price a borrowed security could attain. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ●The use of derivatives, such as futures, options and swap agreements, may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ●The Fund may invest in American Depositary Receipts (“ADRs”) therefore subjecting the value of the Fund’s portfolio to fluctuations in foreign exchange rates. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

The Global Managed Futures Strategy Fund may not be suitable for all investors. ●The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. ● The Fund’s use of leverage will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ●The Fund’s use of short selling involves increased risk and costs. The Fund risks paying more for a security than it received from its sale. Theoretically, securities sold short have the risk of unlimited losses. ●The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund‘s exposure to high yield, asset backed and mortgaged backed securities may subject the Fund to greater volatility. ●The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ●The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ●The Fund may invest in securities of foreign companies directly, or indirectly through the use of other investment companies and financial instruments that are linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. ● Please read the prospectus for more detailed information regarding these and other risks.

The Multi-Hedge Strategies Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risks and costs. The Fund risks paying more for a security than it received from its sale. ● The Fund’s investments in high yield securities and unrated securities of similar credit quality (“junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. ● The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● The Fund’s exposure to the commodity and currency markets may subject the Fund to greater volatility as commodity- and currency-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry, commodity or currency—such as droughts, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may also incur transaction costs with the conversion between various currencies. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or short sales or have exposure to high yield/fixed income securities, foreign currencies and/or securities. ● Please read the prospectus for more detailed information regarding these and other risks.

The Commodities Strategy Fund is subject may not be suitable for all investors. ● The Fund’s exposure to the commodity markets may subject the Fund to greater volatility as commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity—such as droughts, floods, weather, embargos, tariffs and international economic, political and regulatory developments. ● To the extent that the Fund’s investments are concentrated in energy-related commodities, the Fund is subject to the risk that this sector will underperform the market as a whole. ● The Fund’s use of derivatives, such as futures, options, structured notes and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or investments underlying those derivatives. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund is subject to tracking error risks, which may cause the Fund’s performance not to match that of or be lower than the Fund’s underlying benchmark. ● The Fund’s investments in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. ●This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2022

Equity and fixed income markets declined during the first six months of 2022 amid market volatility, Federal Reserve policy, and global economic headwinds.

With the labor market overheated and inflation considerably above the U.S. Federal Reserve’s (the “Fed”) target, we have entered an uncomfortable regime where “good news is bad news,” and the “Fed put” is deeply out of the money. For the first time in many years, the Fed is aggressively tightening financial conditions in an effort to slow the economy, keep inflation expectations in check, and bring inflation down to the 2% target.

The Fed’s crusade to crush inflation is reverberating around the world, as the strengthening dollar is boosting inflation and inflation expectations in other countries, forcing central banks to tighten policy abruptly to avoid an erosion of their own credibility. The tightening of global financial conditions will likely restrain growth, which is also being hampered by supply-side constraints: the U.S. unemployment rate has fallen to just 3.6%, commodity markets have been roiled by Russia’s war in Ukraine, and the Chinese economy has been hobbled by renewed COVID-19 lockdowns and property sector woes.

Recession risks have clearly risen. The U.S. monthly real gross domestic product (“GDP”) has declined at an annual rate of 1.8% from October 2021 through May 2022. Available employment data remains strong, contradicting the recession narrative, but the pace of improvement in the labor market has slowed markedly since last fall. This indicates that the labor market has already started to cool even before the full impact of tighter financial conditions has been felt. High-frequency indicators and news reports point to a further slowdown in the job market in coming months.

Inflation is a lagging indicator and continues to run far above the Fed’s target. While commodity prices and other leading indicators of inflation have cooled in recent months, the all-important headline consumer price index (“CPI”) number sits at a cycle high of 9.1% year over year as of June. Our analysis indicates that a Fed-induced downturn will be required to bring inflation down to target. We expect the Fed will raise rates to a range of 3.50–3.75% by December, which may tip the economy into recession in 2023.

For the six-month period ended June 30, 2022, the S&P 500® Index* returned -19.96%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -19.57%. The return of the MSCI Emerging Markets Index* was -17.63%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -10.35% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -14.19%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative-value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Morningstar Long/Short Equity Category Average is an average return of the funds in the Morningstar Long/Short Equity Category. The categories assist investors and investment professionals in making meaningful comparisons between funds, making it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P Goldman Sachs Commodity Index (S&P GSCI®), a benchmark for investment performance in the commodity markets, measures investable commodity price movements and inflation in the world economy. The index is calculated primarily on a world production weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2021 and ending June 30, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund	1.67%	(14.12%)	$ 1,000.00	$ 858.80	$ 7.70
Global Managed Futures Strategy Fund	1.74%	13.85%	1,000.00	1,138.50	9.23
Multi-Hedge Strategies Fund	1.61%	(1.59%)	1,000.00	984.10	7.92
Commodities Strategy Fund	1.73%	33.70%	1,000.00	1,337.00	10.02

Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund	1.67%	5.00%	$ 1,000.00	$ 1,016.51	$ 8.35
Global Managed Futures Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Multi-Hedge Strategies Fund	1.61%	5.00%	1,000.00	1,016.81	8.05
Commodities Strategy Fund	1.73%	5.00%	1,000.00	1,016.22	8.65

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes dividends on short sales and interest expenses. Excluding these expenses, the operating expense ratio of the Multi-Hedge Strategies Fund would be 1.16%.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2021 to June 30, 2022.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2002

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	0.9%
Apple, Inc.	0.9%
Verizon Communications, Inc.	0.9%
Bristol-Myers Squibb Co.	0.9%
Conagra Brands, Inc.	0.8%
Vertex Pharmaceuticals, Inc.	0.8%
Kimberly-Clark Corp.	0.8%
Abbott Laboratories	0.8%
Exxon Mobil Corp.	0.8%
Church & Dwight Company, Inc.	0.8%
Top Ten Total	8.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Long Short Equity Fund	(14.12%)	(4.49%)	2.62%	3.93%
Morningstar Long/Short Equity Category Average	(9.09%)	(5.92%)	3.01%	3.99%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The Morningstar/Long Short Equity Category Average is the equal-weighted simple average daily return for all funds in the Morningstar Long/Short Equity Category.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Value
COMMON STOCKS† - 89.4%

Consumer, Non-cyclical - 23.8%
Procter & Gamble Co.	1,517	$218,129
Bristol-Myers Squibb Co.[1]	2,651	204,127
Conagra Brands, Inc.[1]	5,743	196,640
Vertex Pharmaceuticals, Inc.*	693	195,280
Kimberly-Clark Corp.	1,440	194,616
Abbott Laboratories[1]	1,776	192,962
Church & Dwight Company, Inc.[1]	2,017	186,895
AmerisourceBergen Corp. — Class A	1,256	177,699
AbbVie, Inc.[1]	1,151	176,287
Constellation Brands, Inc. — Class A1	755	175,960
John B Sanfilippo & Son, Inc.[1]	2,401	174,048
Merck & Company, Inc.[1]	1,843	168,026
Baxter International, Inc.[1]	2,610	167,640
Danaher Corp.[1]	643	163,013
Kellogg Co.	2,178	155,379
Perdoceo Education Corp.*	12,901	151,974
Tyson Foods, Inc. — Class A	1,707	146,904
Amgen, Inc.	566	137,708
Regeneron Pharmaceuticals, Inc.*,1	219	129,458
Prestige Consumer Healthcare, Inc.*,1	2,187	128,596
Mondelez International, Inc. — Class A	1,997	123,994
Waters Corp.*,1	358	118,491
Keurig Dr Pepper, Inc.	3,215	113,779
Hologic, Inc.*,1	1,579	109,425
Edwards Lifesciences Corp.*	1,109	105,455
FleetCor Technologies, Inc.*	452	94,970
Centene Corp.*,1	1,106	93,579
Ingredion, Inc.	1,004	88,513
Eagle Pharmaceuticals, Inc.*,1	1,940	86,194
Supernus Pharmaceuticals, Inc.*	2,917	84,360
Royalty Pharma plc — Class A	1,957	82,272
Innoviva, Inc.*	5,099	75,261
CVS Health Corp.[1]	809	74,962
Pfizer, Inc.	1,419	74,398
USANA Health Sciences, Inc.*	1,000	72,360
Avery Dennison Corp.[1]	442	71,547
Thermo Fisher Scientific, Inc.	121	65,737
Molson Coors Beverage Co. — Class B1	1,132	61,706
Amphastar Pharmaceuticals, Inc.*	1,733	60,291
Jazz Pharmaceuticals plc*	347	54,136
Gilead Sciences, Inc.[1]	867	53,589
Archer-Daniels-Midland Co.	679	52,690
Vanda Pharmaceuticals, Inc.*	4,659	50,783
Horizon Therapeutics plc*	622	49,611
SpartanNash Co.	1,501	45,285
EVERTEC, Inc.	1,133	41,785
AMN Healthcare Services, Inc.*	362	39,715
Globus Medical, Inc. — Class A*	642	36,042
Halozyme Therapeutics, Inc.*	806	35,464
Laboratory Corporation of America Holdings[1]	151	35,388
Total Consumer, Non-cyclical		5,593,123

Financial - 16.6%
Global Net Lease, Inc. REIT	12,790	181,107
Banner Corp.	3,158	177,511
Northwest Bancshares, Inc.	13,828	176,999
S&T Bancorp, Inc.	6,406	175,717
Preferred Bank/Los Angeles CA	2,524	171,682
National Bank Holdings Corp. — Class A	4,214	161,270
Enstar Group Ltd.*	694	148,502
Essent Group Ltd.	3,675	142,958
Weyerhaeuser Co. REIT[1]	4,118	136,388
Corporate Office Properties Trust REIT[1]	5,052	132,312
Eagle Bancorp, Inc.	2,720	128,955
AMERISAFE, Inc.	2,289	119,051
MGIC Investment Corp.	9,323	117,470
Kilroy Realty Corp. REIT	1,718	89,903
BankUnited, Inc.[1]	2,443	86,897
Safety Insurance Group, Inc.	894	86,807
Meta Financial Group, Inc.	2,209	85,422
Encore Capital Group, Inc.*	1,464	84,575
Fidelity National Financial, Inc.	2,270	83,899
Stewart Information Services Corp.	1,668	82,983
PotlatchDeltic Corp. REIT	1,854	81,928
Vornado Realty Trust REIT	2,812	80,395
Radian Group, Inc.[1]	4,041	79,406
SL Green Realty Corp. REIT	1,617	74,625
Central Pacific Financial Corp.[1]	3,148	67,525
Interactive Brokers Group, Inc. — Class A	1,219	67,057
Office Properties Income Trust REIT	3,361	67,052
Piper Sandler Cos.	573	64,955
United Bankshares, Inc.	1,844	64,669
EPR Properties REIT[1]	1,370	64,294
PennyMac Financial Services, Inc.	1,328	58,047
Lincoln National Corp.	1,207	56,451
NMI Holdings, Inc. — Class A*	3,194	53,180
OneMain Holdings, Inc.[1]	1,417	52,968
Citigroup, Inc.[1]	1,128	51,877
Trustmark Corp.	1,774	51,783
HomeStreet, Inc.	1,439	49,890
Bread Financial Holdings, Inc.	1,300	48,178
LTC Properties, Inc. REIT	1,198	45,991
Primerica, Inc.	356	42,610
Visa, Inc. — Class A	214	42,134
Reinsurance Group of America, Inc. — Class A	329	38,588
American Express Co.	240	33,269
Total Financial		3,907,280

Industrial - 11.6%
OSI Systems, Inc.*	2,139	182,756
Keysight Technologies, Inc.*,1	1,269	174,932
Vishay Intertechnology, Inc.[1]	9,022	160,772
Packaging Corporation of America	1,153	158,538
Vontier Corp.[1]	6,698	153,987
Garmin Ltd.	1,536	150,912
Nordson Corp.	730	147,781
Standex International Corp.	1,600	135,648
Amcor plc	9,666	120,148

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Value
Knowles Corp.*	6,929	$120,079
Sturm Ruger & Company, Inc.[1]	1,880	119,662
Eagle Materials, Inc.[1]	984	108,181
Energizer Holdings, Inc.	3,344	94,803
Brady Corp. — Class A	1,974	93,252
Sealed Air Corp.	1,492	86,118
Werner Enterprises, Inc.[1]	2,071	79,816
Allegion plc	800	78,320
Fortune Brands Home & Security, Inc.	1,231	73,712
Snap-on, Inc.	332	65,414
Westinghouse Air Brake Technologies Corp.[1]	675	55,404
Louisiana-Pacific Corp.[1]	948	49,685
Dorian LPG Ltd.[1]	2,973	45,189
Schneider National, Inc. — Class B	1,905	42,634
Sanmina Corp.*,1	951	38,734
Mueller Industries, Inc.[1]	715	38,102
Encore Wire Corp.	360	37,411
Insteel Industries, Inc.	1,079	36,330
Forward Air Corp.	382	35,129
Atlas Air Worldwide Holdings, Inc.*	515	31,781
Total Industrial		2,715,230

Technology - 9.2%
Apple, Inc.[1]	1,541	210,685
Genpact Ltd.	4,091	173,295
NetApp, Inc.[1]	2,620	170,929
CSG Systems International, Inc.[1]	2,768	165,194
Cirrus Logic, Inc.*	2,242	162,635
Microsoft Corp.[1]	612	157,180
Semtech Corp.*	2,189	120,329
Oracle Corp.	1,574	109,975
Micron Technology, Inc.	1,926	106,469
Cadence Design Systems, Inc.*,1	679	101,870
Qorvo, Inc.*,1	780	73,570
Salesforce, Inc.*	427	70,472
Xperi Holding Corp.[1]	4,641	66,970
Rambus, Inc.*,1	3,096	66,533
QUALCOMM, Inc.	484	61,826
International Business Machines Corp.	392	55,346
NetScout Systems, Inc.*,1	1,523	51,554
Lumentum Holdings, Inc.*	575	45,666
NXP Semiconductor N.V.	290	42,929
Lam Research Corp.	93	39,632
Applied Materials, Inc.	409	37,211
Accenture plc — Class A	121	33,596
Concentrix Corp.	229	31,062
Total Technology		2,154,928

Utilities - 8.5%
Southern Co.	2,564	182,839
Xcel Energy, Inc.[1]	2,512	177,749
NorthWestern Corp.	3,008	177,261
OGE Energy Corp.	4,499	173,481
MGE Energy, Inc.[1]	2,152	167,490
National Fuel Gas Co.[1]	2,460	162,483
IDACORP, Inc.[1]	1,516	160,575
Chesapeake Utilities Corp.[1]	1,208	156,496
PPL Corp.[1]	4,797	130,143
Otter Tail Corp.[1]	1,769	118,753
WEC Energy Group, Inc.[1]	1,012	101,848
Portland General Electric Co.[1]	2,046	98,883
Hawaiian Electric Industries, Inc.[1]	2,004	81,964
UGI Corp.	1,333	51,467
California Water Service Group[1]	865	48,051
Total Utilities		1,989,483

Communications - 5.2%
Verizon Communications, Inc.[1]	4,034	204,725
Alphabet, Inc. — Class C*,1	84	183,746
InterDigital, Inc.	2,776	168,781
Meta Platforms, Inc. — Class A*,1	866	139,642
T-Mobile US, Inc.*	954	128,351
Gogo, Inc.*	4,524	73,243
Viavi Solutions, Inc.*,1	5,077	67,169
Amazon.com, Inc.*	574	60,965
Juniper Networks, Inc.	2,014	57,399
Comcast Corp. — Class A1	1,413	55,446
NETGEAR, Inc.*	1,878	34,781
Fox Corp. — Class A	1,072	34,476
Total Communications		1,208,724

Consumer, Cyclical - 5.1%
MSC Industrial Direct Company, Inc. — Class A	1,866	140,155
Whirlpool Corp.[1]	863	133,653
Lowe’s Companies, Inc.	764	133,448
Columbia Sportswear Co.[1]	1,256	89,904
Choice Hotels International, Inc.[1]	727	81,155
Walgreens Boots Alliance, Inc.[1]	2,096	79,438
Home Depot, Inc.	284	77,893
Methode Electronics, Inc.	2,096	77,636
Allison Transmission Holdings, Inc.[1]	1,899	73,017
NIKE, Inc. — Class B1	584	59,685
Alaska Air Group, Inc.*	1,274	51,024
Tesla, Inc.*,1	65	43,772
YETI Holdings, Inc.*,1	955	41,323
Tri Pointe Homes, Inc.*,1	2,379	40,134
Thor Industries, Inc.[2]	502	37,514
Winnebago Industries, Inc.[1]	761	36,954
Total Consumer, Cyclical		1,196,705

Basic Materials - 5.0%
Minerals Technologies, Inc.	2,688	164,882
International Paper Co.	3,912	163,639
HB Fuller Co.	2,523	151,910
Dow, Inc.[1]	2,832	146,159
LyondellBasell Industries N.V. — Class A1	1,669	145,971
Southern Copper Corp.	1,506	75,014
Westlake Corp.[1]	737	72,241
Balchem Corp.[1]	555	72,006
Huntsman Corp.	2,118	60,045
NewMarket Corp.	166	49,959
Ingevity Corp.*	780	49,249

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Value
AdvanSix, Inc.	779	$26,050
Total Basic Materials		1,177,125

Energy - 4.4%
Exxon Mobil Corp.[1]	2,229	190,892
Williams Companies, Inc.[1]	5,035	157,142
Chevron Corp.[1]	980	141,885
Kinder Morgan, Inc.[1]	5,742	96,236
Targa Resources Corp.	1,086	64,802
Valero Energy Corp.	551	58,560
Antero Midstream Corp.[1]	6,433	58,219
Equitrans Midstream Corp.	7,781	49,487
DT Midstream, Inc.	989	48,481
ONEOK, Inc.	797	44,233
SunCoke Energy, Inc.	6,082	41,418
Phillips 66	499	40,913
Occidental Petroleum Corp.	647	38,095
Total Energy		1,030,363

Total Common Stocks
(Cost $22,121,032)		20,972,961

MONEY MARKET FUND† - 2.4%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class, 0.00%[3]	557,826	557,826
Total Money Market Fund
(Cost $557,826)		557,826

SECURITIES LENDING COLLATERAL†,4 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[3]	29,234	29,234
Total Securities Lending Collateral
(Cost $29,234)		29,234

Total Investments - 91.9%
(Cost $22,708,092)		$21,560,021
Other Assets & Liabilities, net - 8.1%		1,909,044
Total Net Assets - 100.0%		$23,469,065

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$10,690,791	$(655,514)
Goldman Sachs International	GS Equity Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	10,690,778	(667,448)
						$21,381,569	$(1,322,962)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$11,619,249	$1,477,547
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	1.28% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	11,599,169	1,463,904
						$23,218,418	$2,941,451

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Bristol-Myers Squibb Co.	1,352	0.96%	$19,415
AbbVie, Inc.	587	0.84%	18,132
Vertex Pharmaceuticals, Inc.	353	0.93%	14,260
Amphastar Pharmaceuticals, Inc.	884	0.29%	13,537
Merck & Company, Inc.	940	0.80%	11,060
Prestige Consumer Healthcare, Inc.	1,116	0.61%	10,148
Molson Coors Beverage Co. — Class B	577	0.29%	8,768
Waters Corp.	182	0.56%	7,789
Perdoceo Education Corp.	6,581	0.73%	6,401
Church & Dwight Company, Inc.	1,029	0.89%	4,900
Innoviva, Inc.	2,601	0.36%	3,667
Royalty Pharma plc — Class A	998	0.39%	3,127
Kellogg Co.	1,111	0.74%	2,454
AMN Healthcare Services, Inc.	184	0.19%	1,424
Regeneron Pharmaceuticals, Inc.	111	0.61%	1,353
Eagle Pharmaceuticals, Inc.	989	0.41%	1,167
Centene Corp.	564	0.45%	1,109
Supernus Pharmaceuticals, Inc.	1,488	0.40%	919
Pfizer, Inc.	724	0.36%	893
Jazz Pharmaceuticals plc	177	0.26%	715
Hologic, Inc.	805	0.52%	(193)
Kimberly-Clark Corp.	734	0.93%	(497)
Amgen, Inc.	288	0.66%	(561)
Thermo Fisher Scientific, Inc.	61	0.31%	(599)
Danaher Corp.	328	0.78%	(948)
Gilead Sciences, Inc.	442	0.26%	(1,001)
Halozyme Therapeutics, Inc.	411	0.17%	(1,032)
Mondelez International, Inc. — Class A	1,018	0.59%	(1,807)
Globus Medical, Inc. — Class A	327	0.17%	(1,858)
Keurig Dr Pepper, Inc.	1,640	0.54%	(2,309)
Conagra Brands, Inc.	2,929	0.94%	(2,331)
Avery Dennison Corp.	225	0.34%	(2,340)
Ingredion, Inc.	512	0.42%	(2,603)
CVS Health Corp.	412	0.36%	(2,694)
SpartanNash Co.	765	0.22%	(3,050)
Laboratory Corporation of America Holdings	77	0.17%	(3,108)
Edwards Lifesciences Corp.	566	0.50%	(3,108)
AmerisourceBergen Corp. — Class A	641	0.85%	(3,329)
Tyson Foods, Inc. — Class A	870	0.70%	(3,352)
Archer-Daniels-Midland Co.	346	0.25%	(3,837)
EVERTEC, Inc.	578	0.20%	(4,436)
Constellation Brands, Inc. — Class A	385	0.84%	(6,125)
Procter & Gamble Co.	773	1.04%	(8,035)
FleetCor Technologies, Inc.	230	0.45%	(8,632)
Horizon Therapeutics plc	317	0.24%	(9,873)
USANA Health Sciences, Inc.	510	0.35%	(10,843)
Vanda Pharmaceuticals, Inc.	2,376	0.24%	(10,906)
Abbott Laboratories	906	0.92%	(11,065)
John B Sanfilippo & Son, Inc.	1,224	0.83%	(14,352)
Baxter International, Inc.	1,331	0.80%	(20,024)
Total Consumer, Non-cyclical			(13,610)

Basic Materials
Ingevity Corp.	398	0.24%	53
Balchem Corp.	283	0.34%	(1,040)
NewMarket Corp.	85	0.24%	(1,250)
Westlake Corp.	376	0.34%	(3,987)
AdvanSix, Inc.	397	0.12%	(5,452)
Minerals Technologies, Inc.	1,371	0.79%	(5,966)
HB Fuller Co.	1,287	0.72%	(8,017)
Huntsman Corp.	1,080	0.29%	(8,170)
Dow, Inc.	1,445	0.70%	(8,247)
International Paper Co.	1,995	0.78%	(12,115)
LyondellBasell Industries N.V. — Class A	851	0.70%	(12,579)
Southern Copper Corp.	768	0.36%	(18,026)
Total Basic Materials			(84,796)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	968	0.35%	2,029
Winnebago Industries, Inc.	388	0.18%	(322)
Thor Industries, Inc.	256	0.18%	(578)
YETI Holdings, Inc.	487	0.20%	(1,761)
Tri Pointe Homes, Inc.	1,214	0.19%	(2,873)
Home Depot, Inc.	144	0.37%	(3,111)
Tesla, Inc.	33	0.21%	(6,338)
Methode Electronics, Inc.	1,069	0.37%	(6,375)
MSC Industrial Direct Company, Inc. — Class A	952	0.67%	(6,377)
Alaska Air Group, Inc.	650	0.24%	(6,604)
Choice Hotels International, Inc.	370	0.39%	(6,878)

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
NIKE, Inc. — Class B	298	0.28%	$(6,970)
Walgreens Boots Alliance, Inc.	1,069	0.38%	(7,335)
Columbia Sportswear Co.	640	0.43%	(10,445)
Lowe’s Companies, Inc.	389	0.64%	(11,974)
Whirlpool Corp.	440	0.64%	(15,556)
Total Consumer, Cyclical			(91,468)

Financial
Safety Insurance Group, Inc.	456	0.40%	8,468
Northwest Bancshares, Inc.	7,054	0.84%	3,786
LTC Properties, Inc.	611	0.22%	3,735
Banner Corp.	1,611	0.85%	1,975
United Bankshares, Inc.	940	0.31%	271
Preferred Bank/Los Angeles CA	1,287	0.82%	(57)
Primerica, Inc.	182	0.20%	(1,195)
Global Net Lease, Inc.	6,524	0.86%	(1,241)
Trustmark Corp.	905	0.25%	(1,326)
Reinsurance Group of America, Inc. — Class A	167	0.18%	(1,413)
Corporate Office Properties Trust	2,577	0.63%	(1,665)
Office Properties Income Trust	1,714	0.32%	(1,767)
Visa, Inc. — Class A	109	0.20%	(1,777)
EPR Properties	699	0.31%	(2,256)
PennyMac Financial Services, Inc.	677	0.28%	(2,571)
S&T Bancorp, Inc.	3,267	0.84%	(2,649)
Encore Capital Group, Inc.	747	0.40%	(2,708)
NMI Holdings, Inc. — Class A	1,629	0.25%	(3,348)
American Express Co.	122	0.16%	(3,504)
Kilroy Realty Corp.	876	0.43%	(4,936)
AMERISAFE, Inc.	1,167	0.57%	(5,073)
Piper Sandler Cos.	292	0.31%	(5,246)
Citigroup, Inc.	575	0.25%	(5,371)
Radian Group, Inc.	2,061	0.38%	(5,403)
Fidelity National Financial, Inc.	1,158	0.40%	(5,787)
Vornado Realty Trust	1,434	0.38%	(6,075)
Lincoln National Corp.	616	0.27%	(6,167)
Enstar Group Ltd.	354	0.71%	(6,309)
Interactive Brokers Group, Inc. — Class A	622	0.32%	(7,333)
MGIC Investment Corp.	4,755	0.56%	(7,335)
BankUnited, Inc.	1,246	0.41%	(7,885)
Stewart Information Services Corp.	850	0.40%	(8,013)
Eagle Bancorp, Inc.	1,387	0.62%	(8,549)
National Bank Holdings Corp. — Class A	2,149	0.77%	(8,589)
Central Pacific Financial Corp.	1,605	0.32%	(8,693)
PotlatchDeltic Corp.	945	0.39%	(9,144)
SL Green Realty Corp.	825	0.36%	(9,220)
OneMain Holdings, Inc.	723	0.25%	(9,399)
HomeStreet, Inc.	734	0.24%	(9,949)
Essent Group Ltd.	1,874	0.68%	(10,668)
Bread Financial Holdings, Inc.	663	0.23%	(11,317)
Weyerhaeuser Co.	2,100	0.65%	(12,918)
Meta Financial Group, Inc.	1,127	0.41%	(18,005)
Total Financial			(206,627)

Communications
Alphabet, Inc. — Class C	42	0.85%	19,169
Viavi Solutions, Inc.	2,589	0.32%	2,788
T-Mobile US, Inc.	486	0.61%	704
Fox Corp. — Class A	547	0.16%	(1,541)
Juniper Networks, Inc.	1,027	0.27%	(1,977)
Comcast Corp. — Class A	721	0.26%	(2,677)
Gogo, Inc.	2,307	0.35%	(4,359)
Amazon.com, Inc.	293	0.29%	(4,564)
Verizon Communications, Inc.	2,057	0.98%	(4,775)
InterDigital, Inc.	1,416	0.81%	(6,761)
NETGEAR, Inc.	958	0.17%	(7,187)
Meta Platforms, Inc. — Class A	441	0.67%	(9,038)
Total Communications			(20,218)

Energy
Occidental Petroleum Corp.	330	0.18%	(1,634)
ONEOK, Inc.	407	0.21%	(3,834)
Phillips 66	254	0.19%	(4,223)
DT Midstream, Inc.	504	0.23%	(4,345)
Antero Midstream Corp.	3,281	0.28%	(5,776)
Kinder Morgan, Inc.	2,929	0.46%	(5,819)
SunCoke Energy, Inc.	3,102	0.20%	(6,245)
Equitrans Midstream Corp.	3,969	0.24%	(7,753)
Targa Resources Corp.	554	0.31%	(9,009)
Williams Companies, Inc.	2,568	0.75%	(10,494)
Valero Energy Corp.	281	0.28%	(11,219)
Exxon Mobil Corp.	1,137	0.91%	(14,818)
Chevron Corp.	500	0.68%	(15,840)
Total Energy			(101,009)

Technology
Microsoft Corp.	312	0.74%	31,375
Apple, Inc.	786	1.01%	29,346
CSG Systems International, Inc.	1,412	0.79%	18,673
NetScout Systems, Inc.	777	0.25%	2,465

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cadence Design Systems, Inc.	346	0.49%	$739
NetApp, Inc.	1,336	0.82%	616
International Business Machines Corp.	200	0.26%	66
Rambus, Inc.	1,579	0.32%	(726)
Accenture plc — Class A	61	0.16%	(1,020)
Lumentum Holdings, Inc.	293	0.22%	(2,511)
Concentrix Corp.	116	0.15%	(2,749)
QUALCOMM, Inc.	247	0.30%	(2,915)
Lam Research Corp.	47	0.19%	(3,219)
NXP Semiconductor N.V.	148	0.20%	(4,454)
Applied Materials, Inc.	208	0.18%	(4,540)
Salesforce, Inc.	217	0.33%	(5,168)
Genpact Ltd.	2,087	0.83%	(5,175)
Oracle Corp.	802	0.52%	(5,925)
Semtech Corp.	1,116	0.57%	(6,547)
Qorvo, Inc.	398	0.35%	(7,675)
Cirrus Logic, Inc.	1,144	0.78%	(10,628)
Xperi Holding Corp.	2,367	0.32%	(10,831)
Micron Technology, Inc.	982	0.51%	(17,788)
Total Technology			(8,591)

Industrial
OSI Systems, Inc.	1,091	0.86%	6,269
Mueller Industries, Inc.	364	0.18%	3,883
Dorian LPG Ltd.	1,516	0.22%	3,530
Amcor plc	4,930	0.57%	2,549
Sanmina Corp.	485	0.18%	1,050
Schneider National, Inc. — Class B	972	0.20%	829
Werner Enterprises, Inc.	1,056	0.38%	511
Brady Corp. — Class A	1,007	0.44%	(1,079)
Forward Air Corp.	194	0.17%	(1,487)
Energizer Holdings, Inc.	1,706	0.45%	(2,489)
Atlas Air Worldwide Holdings, Inc.	262	0.15%	(2,528)
Insteel Industries, Inc.	550	0.17%	(2,724)
Allegion plc	408	0.37%	(3,723)
Westinghouse Air Brake Technologies Corp.	344	0.26%	(4,066)
Snap-on, Inc.	169	0.31%	(4,233)
Garmin Ltd.	783	0.72%	(4,433)
Louisiana-Pacific Corp.	483	0.24%	(5,237)
Fortune Brands Home & Security, Inc.	628	0.35%	(5,791)
Vishay Intertechnology, Inc.	4,602	0.77%	(5,819)
Sealed Air Corp.	761	0.41%	(5,907)
Sturm Ruger & Company, Inc.	959	0.57%	(6,162)
Nordson Corp.	372	0.70%	(6,544)
Knowles Corp.	3,534	0.57%	(6,712)
Encore Wire Corp.	183	0.18%	(7,384)
Eagle Materials, Inc.	501	0.52%	(7,599)
Standex International Corp.	816	0.65%	(8,186)
Keysight Technologies, Inc.	647	0.83%	(9,015)
Packaging Corporation of America	588	0.76%	(9,854)
Vontier Corp.	3,416	0.73%	(18,420)
Total Industrial			(110,771)

Utilities
IDACORP, Inc.	773	0.77%	5,530
Chesapeake Utilities Corp.	616	0.75%	4,090
Otter Tail Corp.	902	0.57%	3,850
MGE Energy, Inc.	1,097	0.80%	1,481
Portland General Electric Co.	1,043	0.47%	(1,240)
WEC Energy Group, Inc.	516	0.49%	(1,366)
National Fuel Gas Co.	1,254	0.77%	(1,781)
California Water Service Group	441	0.23%	(2,631)
Hawaiian Electric Industries, Inc.	1,022	0.39%	(2,720)
Xcel Energy, Inc.	1,281	0.85%	(2,857)
NorthWestern Corp.	1,534	0.85%	(2,947)
UGI Corp.	680	0.25%	(3,539)
Southern Co.	1,308	0.87%	(3,839)
OGE Energy Corp.	2,294	0.83%	(4,898)
PPL Corp.	2,447	0.62%	(5,557)
Total Utilities			(18,424)
Total MS Equity Long Custom Basket			(655,514)

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
ASGN, Inc.	1,322	(1.03)%	39,371
Equifax, Inc.	677	(1.07)%	32,335
CoStar Group, Inc.	2,972	(1.55)%	27,628
TransUnion	796	(0.55)%	25,966
Cintas Corp.	456	(1.47)%	20,996
Verisk Analytics, Inc. — Class A	581	(0.87)%	19,259
Universal Health Services, Inc. — Class B	697	(0.61)%	13,696
Dun & Bradstreet Holdings, Inc.	3,306	(0.43)%	13,271
Cal-Maine Foods, Inc.	1,974	(0.84)%	11,380
Intuitive Surgical, Inc.	359	(0.62)%	6,949
ManpowerGroup, Inc.	414	(0.27)%	5,698
ABM Industries, Inc.	1,081	(0.40)%	5,161
Viad Corp.	1,464	(0.35)%	3,878
Quanta Services, Inc.	575	(0.62)%	3,253
Driven Brands Holdings, Inc.	3,862	(0.92)%	2,766
Acadia Healthcare Company, Inc.	1,210	(0.71)%	2,399

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Mister Car Wash, Inc.	1,517	(0.14)%	$2,174
Patterson Companies, Inc.	2,467	(0.64)%	953
Coca-Cola Co.	2,547	(1.38)%	390
Lamb Weston Holdings, Inc.	1,059	(0.65)%	(8,986)
Total Consumer, Non-cyclical			228,537

Financial
State Street Corp.	2,494	(1.33)%	49,983
Park Hotels & Resorts, Inc.	8,333	(0.97)%	49,582
Outfront Media, Inc.	5,922	(0.87)%	43,789
Howard Hughes Corp.	1,860	(1.09)%	39,129
Western Alliance Bancorporation	1,299	(0.79)%	34,779
Signature Bank	355	(0.55)%	33,948
Kite Realty Group Trust	7,662	(1.14)%	32,997
RLJ Lodging Trust	10,760	(1.02)%	32,829
Equitable Holdings, Inc.	4,876	(1.10)%	30,791
Kennedy-Wilson Holdings, Inc.	8,207	(1.34)%	29,339
Equinix, Inc.	179	(1.01)%	27,130
Safehold, Inc.	1,568	(0.48)%	25,670
Bank of America Corp.	2,897	(0.78)%	24,929
Invitation Homes, Inc.	4,038	(1.24)%	23,872
Ares Management Corp. — Class A	1,058	(0.52)%	22,618
Alexandria Real Estate Equities, Inc.	402	(0.50)%	22,601
BOK Financial Corp.	584	(0.38)%	21,309
Northern Trust Corp.	1,214	(1.01)%	19,893
Americold Realty Trust, Inc.	3,094	(0.80)%	18,792
KKR & Company, Inc. — Class A	1,713	(0.68)%	17,171
Crown Castle International Corp.	719	(1.04)%	16,748
Ryman Hospitality Properties, Inc.	1,253	(0.82)%	16,374
Goldman Sachs Group, Inc.	655	(1.68)%	16,306
Wells Fargo & Co.	2,723	(0.92)%	14,013
Host Hotels & Resorts, Inc.	7,606	(1.03)%	13,691
Sunstone Hotel Investors, Inc.	6,704	(0.57)%	12,375
Xenia Hotels & Resorts, Inc.	4,374	(0.55)%	12,229
SBA Communications Corp.	284	(0.78)%	11,691
Sun Communities, Inc.	972	(1.34)%	10,958
Regions Financial Corp.	5,086	(0.82)%	10,372
Fulton Financial Corp.	9,902	(1.23)%	9,951
Raymond James Financial, Inc.	1,238	(0.95)%	8,929
Welltower, Inc.	1,714	(1.22)%	8,434
EastGroup Properties, Inc.	669	(0.89)%	7,394
JPMorgan Chase & Co.	412	(0.40)%	6,429
Popular, Inc.	958	(0.64)%	5,203
UMB Financial Corp.	1,034	(0.77)%	5,032
Assured Guaranty Ltd.	1,364	(0.66)%	4,819
SLM Corp.	4,240	(0.58)%	4,805
Equity LifeStyle Properties, Inc.	1,784	(1.08)%	4,304
Rayonier, Inc.	1,097	(0.35)%	3,425
Public Storage	121	(0.33)%	2,977
Camden Property Trust	460	(0.53)%	2,448
Digital Realty Trust, Inc.	424	(0.47)%	2,017
AvalonBay Communities, Inc.	266	(0.45)%	1,888
Extra Space Storage, Inc.	439	(0.64)%	1,826
Iron Mountain, Inc.	2,480	(1.04)%	1,212
UDR, Inc.	1,273	(0.51)%	682
Arthur J Gallagher & Co.	485	(0.68)%	(737)
American Tower Corp. — Class A	589	(1.30)%	(4,181)
Total Financial			812,765

Consumer, Cyclical
MillerKnoll, Inc.	3,748	(0.85)%	38,795
Caesars Entertainment, Inc.	1,212	(0.40)%	36,495
American Airlines Group, Inc.	4,875	(0.53)%	24,426
Copart, Inc.	923	(0.86)%	21,801
Wyndham Hotels & Resorts, Inc.	1,333	(0.76)%	19,024
Hilton Worldwide Holdings, Inc.	528	(0.51)%	18,464
Floor & Decor Holdings, Inc. — Class A	626	(0.34)%	7,479
WESCO International, Inc.	501	(0.46)%	5,817
CarMax, Inc.	482	(0.38)%	5,452
Las Vegas Sands Corp.	1,936	(0.56)%	4,279
Lululemon Athletica, Inc.	123	(0.29)%	3,452
IAA, Inc.	1,620	(0.46)%	3,172
Lear Corp.	286	(0.31)%	842
Healthcare Services Group, Inc.	4,485	(0.67)%	(1,979)
Total Consumer, Cyclical			187,519

Technology
ZoomInfo Technologies, Inc. — Class A	921	(0.26)%	18,691
ANSYS, Inc.	310	(0.64)%	6,537
Broadridge Financial Solutions, Inc.	1,257	(1.54)%	3,907
Duolingo, Inc.	193	(0.15)%	2,545
KBR, Inc.	826	(0.34)%	(3,844)
Veeva Systems, Inc. — Class A	440	(0.75)%	(9,222)
Total Technology			18,614

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
Edison International	2,629	(1.43)%	$15,919
Public Service Enterprise Group, Inc.	2,665	(1.45)%	10,945
Entergy Corp.	1,524	(1.48)%	8,808
New Jersey Resources Corp.	2,423	(0.93)%	4,972
NextEra Energy, Inc.	789	(0.53)%	1,263
ONE Gas, Inc.	1,671	(1.17)%	(5,820)
Spire, Inc.	1,723	(1.10)%	(8,574)
Atmos Energy Corp.	1,340	(1.30)%	(12,992)
Total Utilities			14,521

Energy
Helmerich & Payne, Inc.	1,582	(0.59)%	9,402
Patterson-UTI Energy, Inc.	5,895	(0.80)%	8,574
Hess Corp.	609	(0.56)%	7,464
Baker Hughes Co.	1,837	(0.46)%	5,789
NOV, Inc.	3,726	(0.54)%	(10,295)
Halliburton Co.	4,313	(1.17)%	(36,343)
Total Energy			(15,409)

Industrial
Stericycle, Inc.	3,490	(1.32)%	75,662
Stanley Black & Decker, Inc.	938	(0.85)%	30,974
Teledyne Technologies, Inc.	209	(0.68)%	22,190
Trimble, Inc.	1,228	(0.62)%	17,415
Jacobs Engineering Group, Inc.	1,348	(1.48)%	17,120
Johnson Controls International plc	914	(0.38)%	13,898
EnerSys	1,269	(0.65)%	11,950
TD SYNNEX Corp.	1,021	(0.80)%	9,787
Illinois Tool Works, Inc.	363	(0.57)%	9,158
Deere & Co.	153	(0.40)%	9,049
GATX Corp.	486	(0.39)%	6,670
Waste Management, Inc.	1,132	(1.49)%	5,595
Rockwell Automation, Inc.	307	(0.53)%	5,112
Union Pacific Corp.	295	(0.54)%	2,555
Howmet Aerospace, Inc.	3,702	(1.00)%	1,346
Coherent, Inc.	236	(0.54)%	721
Carlisle Companies, Inc.	257	(0.53)%	(390)
Exponent, Inc.	848	(0.67)%	(1,392)
TransDigm Group, Inc.	132	(0.61)%	(1,429)
Casella Waste Systems, Inc. — Class A	1,539	(0.96)%	(10,524)
Tetra Tech, Inc.	942	(1.11)%	(10,997)
Republic Services, Inc. — Class A	1,363	(1.54)%	(13,675)
Total Industrial			200,795

Communications
Uber Technologies, Inc.	1,606	(0.28)%	8,390
Walt Disney Co.	618	(0.50)%	8,172
Total Communications			16,562
Total MS Equity Short Custom Basket			1,463,904
GS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Bristol-Myers Squibb Co.	1,352	0.96%	19,422
AbbVie, Inc.	587	0.84%	18,148
Vertex Pharmaceuticals, Inc.	353	0.93%	14,109
Amphastar Pharmaceuticals, Inc.	884	0.29%	13,527
Merck & Company, Inc.	940	0.80%	11,060
Prestige Consumer Healthcare, Inc.	1,116	0.61%	10,126
Molson Coors Beverage Co. — Class B	577	0.29%	8,708
Waters Corp.	182	0.56%	7,800
Perdoceo Education Corp.	6,581	0.73%	6,329
Church & Dwight Company, Inc.	1,029	0.89%	4,802
Innoviva, Inc.	2,601	0.36%	3,542
Royalty Pharma plc — Class A	998	0.39%	3,142
Kellogg Co.	1,111	0.74%	2,342
AMN Healthcare Services, Inc.	184	0.19%	1,408
Regeneron Pharmaceuticals, Inc.	111	0.61%	1,373
Supernus Pharmaceuticals, Inc.	1,488	0.40%	942
Eagle Pharmaceuticals, Inc.	989	0.41%	939
Centene Corp.	564	0.45%	917
Pfizer, Inc.	724	0.36%	789
Jazz Pharmaceuticals plc	177	0.26%	658
Hologic, Inc.	805	0.52%	(148)
Kimberly-Clark Corp.	734	0.93%	(453)
Amgen, Inc.	288	0.66%	(694)
Thermo Fisher Scientific, Inc.	61	0.31%	(713)
Danaher Corp.	328	0.78%	(839)
Gilead Sciences, Inc.	442	0.26%	(988)
Halozyme Therapeutics, Inc.	411	0.17%	(1,037)
Globus Medical, Inc. — Class A	327	0.17%	(1,837)
Mondelez International, Inc. — Class A	1,018	0.59%	(1,883)
Conagra Brands, Inc.	2,929	0.94%	(2,240)
Avery Dennison Corp.	225	0.34%	(2,301)
Keurig Dr Pepper, Inc.	1,640	0.54%	(2,324)
Ingredion, Inc.	512	0.42%	(2,572)
CVS Health Corp.	412	0.36%	(2,679)
SpartanNash Co.	765	0.22%	(2,964)
Edwards Lifesciences Corp.	566	0.50%	(3,013)
Laboratory Corporation of America Holdings	77	0.17%	(3,084)
Tyson Foods, Inc. — Class A	870	0.70%	(3,261)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
AmerisourceBergen Corp. — Class A	641	0.85%	$(3,688)
Archer-Daniels-Midland Co.	346	0.25%	(3,962)
EVERTEC, Inc.	578	0.20%	(4,465)
Constellation Brands, Inc. — Class A	385	0.84%	(6,111)
Procter & Gamble Co.	773	1.04%	(7,973)
FleetCor Technologies, Inc.	230	0.45%	(8,660)
Horizon Therapeutics plc	317	0.24%	(9,866)
USANA Health Sciences, Inc.	510	0.35%	(10,873)
Vanda Pharmaceuticals, Inc.	2,376	0.24%	(10,923)
Abbott Laboratories	906	0.92%	(11,259)
John B Sanfilippo & Son, Inc.	1,224	0.83%	(14,332)
Baxter International, Inc.	1,331	0.80%	(20,036)
Total Consumer, Non-cyclical			(15,095)

Basic Materials
Ingevity Corp.	398	0.24%	(35)
Balchem Corp.	283	0.34%	(1,005)
NewMarket Corp.	85	0.24%	(1,205)
Westlake Corp.	376	0.34%	(4,118)
AdvanSix, Inc.	397	0.12%	(5,528)
Minerals Technologies, Inc.	1,371	0.79%	(5,808)
HB Fuller Co.	1,287	0.72%	(8,199)
Dow, Inc.	1,445	0.70%	(8,256)
Huntsman Corp.	1,080	0.29%	(8,371)
International Paper Co.	1,995	0.78%	(12,184)
LyondellBasell Industries N.V. — Class A	851	0.70%	(12,686)
Southern Copper Corp.	768	0.36%	(18,018)
Total Basic Materials			(85,413)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	968	0.35%	1,956
Winnebago Industries, Inc.	388	0.18%	(362)
Thor Industries, Inc.	256	0.18%	(562)
YETI Holdings, Inc.	487	0.20%	(1,760)
Tri Pointe Homes, Inc.	1,214	0.19%	(2,931)
Home Depot, Inc.	144	0.37%	(3,263)
Tesla, Inc.	33	0.21%	(6,264)
Methode Electronics, Inc.	1,069	0.37%	(6,400)
MSC Industrial Direct Company, Inc. — Class A	952	0.67%	(6,583)
Alaska Air Group, Inc.	650	0.24%	(6,642)
Choice Hotels International, Inc.	370	0.39%	(6,823)
NIKE, Inc. — Class B	298	0.28%	(7,050)
Walgreens Boots Alliance, Inc.	1,069	0.38%	(7,435)
Columbia Sportswear Co.	640	0.43%	(10,591)
Lowe’s Companies, Inc.	389	0.64%	(12,065)
Whirlpool Corp.	440	0.64%	(15,419)
Total Consumer, Cyclical			(92,194)

Financial
Safety Insurance Group, Inc.	456	0.41%	8,455
Northwest Bancshares, Inc.	7,054	0.84%	3,789
LTC Properties, Inc.	611	0.22%	3,772
Banner Corp.	1,611	0.85%	1,929
United Bankshares, Inc.	940	0.31%	224
Preferred Bank/Los Angeles CA	1,287	0.82%	15
Primerica, Inc.	182	0.20%	(1,146)
Global Net Lease, Inc.	6,524	0.86%	(1,146)
Trustmark Corp.	905	0.25%	(1,318)
Reinsurance Group of America, Inc. — Class A	167	0.18%	(1,370)
Office Properties Income Trust	1,714	0.32%	(1,717)
Visa, Inc. — Class A	109	0.20%	(1,826)
Corporate Office Properties Trust	2,577	0.63%	(1,835)
EPR Properties	699	0.31%	(2,284)
PennyMac Financial Services, Inc.	677	0.28%	(2,488)
S&T Bancorp, Inc.	3,267	0.84%	(2,717)
Encore Capital Group, Inc.	747	0.40%	(2,818)
NMI Holdings, Inc. — Class A	1,629	0.25%	(3,265)
American Express Co.	122	0.16%	(3,511)
Kilroy Realty Corp.	876	0.43%	(5,018)
AMERISAFE, Inc.	1,167	0.57%	(5,068)
Piper Sandler Cos.	292	0.31%	(5,248)
Citigroup, Inc.	575	0.25%	(5,353)
Enstar Group Ltd.	354	0.71%	(5,403)
Radian Group, Inc.	2,061	0.38%	(5,467)
Fidelity National Financial, Inc.	1,158	0.40%	(5,898)
Vornado Realty Trust	1,434	0.38%	(6,178)
Lincoln National Corp.	616	0.27%	(6,179)
Interactive Brokers Group, Inc. — Class A	622	0.32%	(7,372)
MGIC Investment Corp.	4,755	0.56%	(7,513)
BankUnited, Inc.	1,246	0.41%	(7,918)
Stewart Information Services Corp.	850	0.40%	(8,026)
National Bank Holdings Corp. — Class A	2,149	0.77%	(8,349)
Eagle Bancorp, Inc.	1,387	0.62%	(8,570)
Central Pacific Financial Corp.	1,605	0.32%	(8,728)
PotlatchDeltic Corp.	945	0.39%	(9,275)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
SL Green Realty Corp.	825	0.36%	$(9,289)
OneMain Holdings, Inc.	723	0.25%	(9,393)
HomeStreet, Inc.	734	0.24%	(9,930)
Essent Group Ltd.	1,874	0.68%	(10,702)
Bread Financial Holdings, Inc.	663	0.23%	(11,597)
Weyerhaeuser Co.	2,100	0.65%	(13,064)
Meta Financial Group, Inc.	1,127	0.41%	(18,124)
Total Financial			(206,919)

Communications
Alphabet, Inc. — Class C	42	0.85%	20,580
Viavi Solutions, Inc.	2,589	0.32%	2,567
T-Mobile US, Inc.	486	0.61%	637
Fox Corp. — Class A	547	0.16%	(1,636)
Juniper Networks, Inc.	1,027	0.27%	(2,115)
Comcast Corp. — Class A	721	0.26%	(2,861)
Amazon.com, Inc.	293	0.29%	(4,618)
Gogo, Inc.	2,307	0.35%	(4,667)
Verizon Communications, Inc.	2,057	0.98%	(4,739)
InterDigital, Inc.	1,416	0.81%	(6,907)
NETGEAR, Inc.	958	0.17%	(7,293)
Meta Platforms, Inc. — Class A	441	0.67%	(8,936)
Total Communications			(19,988)

Energy
Occidental Petroleum Corp.	330	0.18%	(1,653)
ONEOK, Inc.	407	0.21%	(3,865)
Phillips 66	254	0.19%	(4,225)
DT Midstream, Inc.	504	0.23%	(4,479)
Antero Midstream Corp.	3,281	0.28%	(5,773)
Kinder Morgan, Inc.	2,929	0.46%	(5,810)
SunCoke Energy, Inc.	3,102	0.20%	(6,227)
Equitrans Midstream Corp.	3,969	0.24%	(8,103)
Targa Resources Corp.	554	0.31%	(9,024)
Williams Companies, Inc.	2,568	0.75%	(10,588)
Valero Energy Corp.	281	0.28%	(11,214)
Exxon Mobil Corp.	1,137	0.91%	(14,871)
Chevron Corp.	500	0.68%	(15,941)
Total Energy			(101,773)

Technology
Apple, Inc.	786	1.01%	28,602
Microsoft Corp.	312	0.75%	27,789
CSG Systems International, Inc.	1,412	0.79%	18,531
NetScout Systems, Inc.	777	0.25%	2,052
Cadence Design Systems, Inc.	346	0.49%	773
NetApp, Inc.	1,336	0.82%	577
International Business Machines Corp.	200	0.26%	62
Rambus, Inc.	1,579	0.32%	(715)
Accenture plc — Class A	61	0.16%	(1,024)
Lumentum Holdings, Inc.	293	0.22%	(2,453)
Concentrix Corp.	116	0.15%	(2,694)
QUALCOMM, Inc.	247	0.30%	(2,841)
Lam Research Corp.	47	0.19%	(3,323)
NXP Semiconductor N.V.	148	0.20%	(4,358)
Applied Materials, Inc.	208	0.18%	(4,745)
Salesforce, Inc.	217	0.33%	(5,210)
Genpact Ltd.	2,087	0.83%	(5,411)
Oracle Corp.	802	0.52%	(5,961)
Semtech Corp.	1,116	0.57%	(6,853)
Qorvo, Inc.	398	0.35%	(7,694)
Cirrus Logic, Inc.	1,144	0.78%	(10,918)
Xperi Holding Corp.	2,367	0.32%	(10,994)
Micron Technology, Inc.	982	0.51%	(17,865)
Total Technology			(14,673)

Industrial
OSI Systems, Inc.	1,091	0.86%	6,168
Mueller Industries, Inc.	364	0.18%	3,914
Dorian LPG Ltd.	1,516	0.22%	3,521
Amcor plc	4,930	0.57%	2,601
Sanmina Corp.	485	0.18%	1,044
Schneider National, Inc. — Class B	972	0.20%	843
Werner Enterprises, Inc.	1,056	0.38%	547
Brady Corp. — Class A	1,007	0.44%	(1,016)
Forward Air Corp.	194	0.17%	(1,521)
Insteel Industries, Inc.	550	0.17%	(2,390)
Atlas Air Worldwide Holdings, Inc.	262	0.15%	(2,562)
Energizer Holdings, Inc.	1,706	0.45%	(2,694)
Allegion plc	408	0.37%	(3,777)
Westinghouse Air Brake Technologies Corp.	344	0.26%	(4,059)
Snap-on, Inc.	169	0.31%	(4,289)
Garmin Ltd.	783	0.72%	(4,309)
Louisiana-Pacific Corp.	483	0.24%	(5,261)
Fortune Brands Home & Security, Inc.	628	0.35%	(5,859)
Vishay Intertechnology, Inc.	4,602	0.77%	(5,927)
Sealed Air Corp.	761	0.41%	(5,980)
Sturm Ruger & Company, Inc.	959	0.57%	(6,298)
Knowles Corp.	3,534	0.57%	(6,540)
Nordson Corp.	372	0.70%	(6,672)
Encore Wire Corp.	183	0.18%	(7,400)
Eagle Materials, Inc.	501	0.52%	(7,606)
Standex International Corp.	816	0.65%	(8,391)
Keysight Technologies, Inc.	647	0.83%	(8,991)
Packaging Corporation of America	588	0.76%	(10,028)
Vontier Corp.	3,416	0.73%	(18,290)
Total Industrial			(111,222)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
IDACORP, Inc.	773	0.76%	$5,549
Chesapeake Utilities Corp.	616	0.75%	4,028
Otter Tail Corp.	902	0.57%	3,801
MGE Energy, Inc.	1,097	0.80%	1,474
Portland General Electric Co.	1,043	0.47%	(1,100)
WEC Energy Group, Inc.	516	0.49%	(1,477)
National Fuel Gas Co.	1,254	0.77%	(2,008)
California Water Service Group	441	0.23%	(2,644)
Hawaiian Electric Industries, Inc.	1,022	0.39%	(2,660)
NorthWestern Corp.	1,534	0.85%	(2,991)
UGI Corp.	680	0.25%	(3,644)
Xcel Energy, Inc.	1,281	0.85%	(3,656)
Southern Co.	1,308	0.87%	(3,839)
PPL Corp.	2,447	0.62%	(5,494)
OGE Energy Corp.	2,294	0.83%	(5,510)
Total Utilities			(20,171)
Total GS Equity Long Custom Basket			(667,448)

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
ASGN, Inc.	1,322	(1.03)%	39,581
Equifax, Inc.	677	(1.06)%	32,340
CoStar Group, Inc.	2,972	(1.55)%	28,596
TransUnion	796	(0.55)%	25,907
Cintas Corp.	456	(1.47)%	20,892
Verisk Analytics, Inc. — Class A	581	(0.87)%	19,008
Universal Health Services, Inc. — Class B	697	(0.60)%	13,820
Dun & Bradstreet Holdings, Inc.	3,306	(0.43)%	12,963
Cal-Maine Foods, Inc.	1,974	(0.84)%	11,355
Intuitive Surgical, Inc.	359	(0.62)%	7,050
ManpowerGroup, Inc.	414	(0.27)%	5,991
ABM Industries, Inc.	1,081	(0.40)%	5,134
Viad Corp.	1,464	(0.35)%	3,742
Quanta Services, Inc.	575	(0.62)%	3,332
Acadia Healthcare Company, Inc.	1,210	(0.70)%	2,941
Driven Brands Holdings, Inc.	3,862	(0.92)%	2,748
Mister Car Wash, Inc.	1,517	(0.14)%	2,170
Patterson Companies, Inc.	2,467	(0.64)%	734
Coca-Cola Co.	2,547	(1.38)%	482
Lamb Weston Holdings, Inc.	1,059	(0.65)%	(9,135)
Total Consumer, Non-cyclical			229,651

Financial
State Street Corp.	2,494	(1.32)%	50,040

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Park Hotels & Resorts, Inc.	8,333	(0.97)%	$49,503
Outfront Media, Inc.	5,922	(0.86)%	43,785
Howard Hughes Corp.	1,860	(1.09)%	39,104
Western Alliance Bancorporation	1,299	(0.79)%	34,813
Signature Bank	355	(0.55)%	33,903
Kite Realty Group Trust	7,662	(1.14)%	33,092
RLJ Lodging Trust	10,760	(1.02)%	32,518
Equitable Holdings, Inc.	4,876	(1.09)%	30,760
Kennedy-Wilson Holdings, Inc.	8,207	(1.34)%	28,992
Equinix, Inc.	179	(1.01)%	26,870
Safehold, Inc.	1,568	(0.48)%	26,053
Bank of America Corp.	2,897	(0.78)%	24,952
Invitation Homes, Inc.	4,038	(1.24)%	23,828
Alexandria Real Estate Equities, Inc.	402	(0.50)%	22,649
Ares Management Corp. — Class A	1,058	(0.52)%	22,603
Morgan Stanley	2,822	(1.85)%	21,497
BOK Financial Corp.	584	(0.38)%	21,467
Northern Trust Corp.	1,214	(1.01)%	18,864
Americold Realty Trust, Inc.	3,094	(0.80)%	18,649
KKR & Company, Inc. — Class A	1,713	(0.68)%	17,374
Crown Castle International Corp.	719	(1.04)%	16,258
Ryman Hospitality Properties, Inc.	1,253	(0.82)%	16,250
Wells Fargo & Co.	2,723	(0.92)%	13,977
Host Hotels & Resorts, Inc.	7,606	(1.03)%	13,501
Xenia Hotels & Resorts, Inc.	4,374	(0.55)%	12,716
Sunstone Hotel Investors, Inc.	6,704	(0.57)%	12,156
SBA Communications Corp.	284	(0.78)%	11,619
Sun Communities, Inc.	972	(1.33)%	11,017
Fulton Financial Corp.	9,902	(1.23)%	10,314
Regions Financial Corp.	5,086	(0.82)%	10,149
Raymond James Financial, Inc.	1,238	(0.95)%	9,144
Welltower, Inc.	1,714	(1.21)%	8,462
EastGroup Properties, Inc.	669	(0.89)%	7,592
JPMorgan Chase & Co.	412	(0.40)%	6,525
Equity LifeStyle Properties, Inc.	1,784	(1.08)%	5,507
Popular, Inc.	958	(0.63)%	5,156
UMB Financial Corp.	1,034	(0.77)%	4,966
SLM Corp.	4,240	(0.58)%	4,910
Assured Guaranty Ltd.	1,364	(0.65)%	4,871
Rayonier, Inc.	1,097	(0.35)%	3,531
Public Storage	121	(0.33)%	3,155
Camden Property Trust	460	(0.53)%	2,712

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Extra Space Storage, Inc.	439	(0.64)%	$2,369
Digital Realty Trust, Inc.	424	(0.47)%	1,992
AvalonBay Communities, Inc.	266	(0.44)%	1,855
Iron Mountain, Inc.	2,480	(1.04)%	1,082
UDR, Inc.	1,273	(0.50)%	847
Arthur J Gallagher & Co.	485	(0.68)%	(537)
American Tower Corp. — Class A	589	(1.30)%	(4,294)
Total Financial			819,118

Consumer, Cyclical
MillerKnoll, Inc.	3,748	(0.86)%	38,749
Caesars Entertainment, Inc.	1,212	(0.40)%	36,602
American Airlines Group, Inc.	4,875	(0.53)%	24,538
Copart, Inc.	923	(0.86)%	21,515
Wyndham Hotels & Resorts, Inc.	1,333	(0.75)%	19,235
Hilton Worldwide Holdings, Inc.	528	(0.51)%	18,466
Floor & Decor Holdings, Inc. — Class A	626	(0.34)%	7,522
WESCO International, Inc.	501	(0.46)%	6,025
CarMax, Inc.	482	(0.38)%	5,567
Las Vegas Sands Corp.	1,936	(0.56)%	4,269
Lululemon Athletica, Inc.	123	(0.29)%	3,469
IAA, Inc.	1,620	(0.46)%	3,326
Lear Corp.	286	(0.31)%	764
Healthcare Services Group, Inc.	4,485	(0.67)%	(1,726)
Total Consumer, Cyclical			188,321

Technology
ZoomInfo Technologies, Inc. — Class A	921	(0.26)%	18,821
ANSYS, Inc.	310	(0.64)%	6,410
Broadridge Financial Solutions, Inc.	1,257	(1.54)%	3,982
Duolingo, Inc.	193	(0.15)%	2,603
KBR, Inc.	826	(0.34)%	(3,805)
Veeva Systems, Inc. — Class A	440	(0.75)%	(9,345)
Total Technology			18,666

Utilities
Edison International	2,629	(1.43)%	16,989
Public Service Enterprise Group, Inc.	2,665	(1.45)%	11,758
Entergy Corp.	1,524	(1.48)%	9,015
New Jersey Resources Corp.	2,423	(0.93)%	5,034
NextEra Energy, Inc.	789	(0.53)%	1,403
ONE Gas, Inc.	1,671	(1.17)%	(5,868)
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Spire, Inc.	1,723	(1.10)%	(8,563)
Atmos Energy Corp.	1,340	(1.29)%	(13,075)
Total Utilities			16,693

Energy
Helmerich & Payne, Inc.	1,582	(0.59)%	9,423
Patterson-UTI Energy, Inc.	5,895	(0.80)%	8,898
Hess Corp.	609	(0.56)%	7,616
Baker Hughes Co.	1,837	(0.46)%	5,839
NOV, Inc.	3,726	(0.54)%	(10,360)
Halliburton Co.	4,313	(1.16)%	(36,171)
Total Energy			(14,755)

Industrial
Stericycle, Inc.	3,490	(1.33)%	76,105
Stanley Black & Decker, Inc.	938	(0.85)%	30,902
Teledyne Technologies, Inc.	209	(0.67)%	22,152
Jacobs Engineering Group, Inc.	1,348	(1.47)%	17,139
Trimble, Inc.	1,228	(0.62)%	17,126
Johnson Controls International plc	914	(0.38)%	13,898
EnerSys	1,269	(0.64)%	11,926
TD SYNNEX Corp.	1,021	(0.80)%	10,479
Illinois Tool Works, Inc.	363	(0.57)%	9,185
Deere & Co.	153	(0.39)%	9,093
Waste Management, Inc.	1,132	(1.49)%	6,835
GATX Corp.	486	(0.39)%	6,593
Rockwell Automation, Inc.	307	(0.53)%	5,267
Union Pacific Corp.	295	(0.54)%	2,566
Howmet Aerospace, Inc.	3,702	(1.00)%	1,169
Coherent, Inc.	236	(0.54)%	626
Carlisle Companies, Inc.	257	(0.53)%	(332)
TransDigm Group, Inc.	132	(0.61)%	(969)
Exponent, Inc.	848	(0.67)%	(1,437)
Casella Waste Systems, Inc. — Class A	1,539	(0.96)%	(10,517)
Tetra Tech, Inc.	942	(1.11)%	(10,979)
Republic Services, Inc. — Class A	1,363	(1.54)%	(13,765)
Total Industrial			203,062

Communications
Uber Technologies, Inc.	1,606	(0.28)%	8,456
Walt Disney Co.	618	(0.50)%	8,335
Total Communications			16,791
Total GS Equity Short Custom Basket			$1,477,547

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
LONG SHORT EQUITY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[2]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[3]	Rate indicated is the 7-day yield as of June 30, 2022.
[4]	Securities lending collateral — See Note 7.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,972,961	$—	$—	$20,972,961
Money Market Fund	557,826	—	—	557,826
Securities Lending Collateral	29,234	—	—	29,234
Equity Custom Basket Swap Agreements**	—	2,941,451	—	2,941,451
Total Assets	$21,560,021	$2,941,451	$—	$24,501,472

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,322,962	$—	$1,322,962

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $28,098 of securities loaned (cost $22,708,092)	$21,560,021
Unrealized appreciation on OTC swap agreements	2,941,451
Receivables:
Swap settlement	268,965
Fund shares sold	106,019
Dividends	20,867
Total assets	24,897,323

Liabilities:
Overdraft due to custodian bank	1,398
Unrealized depreciation on OTC swap agreements	1,322,962
Payable for:
Return of securities lending collateral	29,234
Management fees	17,715
Fund shares redeemed	12,013
Investor service fees	4,921
Transfer agent and administrative fees	2,342
Portfolio accounting fees	1,968
Trustees’ fees*	303
Miscellaneous	35,402
Total liabilities	1,428,258
Commitments and contingent liabilities (Note 11)	—
Net assets	$23,469,065

Net assets consist of:
Paid in capital	$23,781,061
Total distributable earnings (loss)	(311,996)
Net assets	$23,469,065
Capital shares outstanding	1,542,902
Net asset value per share	$15.21

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $37)	$245,008
Income from securities lending, net	4
Total investment income	245,012

Expenses:
Management fees	110,733
Investor service fees	30,759
Transfer agent and administrative fees	21,676
Professional fees	19,195
Portfolio accounting fees	12,304
Custodian fees	1,711
Trustees’ fees*	1,658
Miscellaneous	7,047
Total expenses	205,083
Net investment income	39,929

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	79,068
Swap agreements	343,251
Net realized gain	422,319
Net change in unrealized appreciation (depreciation) on:
Investments	(4,143,002)
Swap agreements	(196,926)
Net change in unrealized appreciation (depreciation)	(4,339,928)
Net realized and unrealized loss	(3,917,609)
Net decrease in net assets resulting from operations	$(3,877,680)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,929	$115,440
Net realized gain on investments	422,319	2,728,983
Net change in unrealized appreciation (depreciation) on investments	(4,339,928)	2,537,970
Net increase (decrease) in net assets resulting from operations	(3,877,680)	5,382,393

Distributions to shareholders	—	(164,195)

Capital share transactions:
Proceeds from sale of shares	3,874,227	7,652,856
Distributions reinvested	—	164,195
Cost of shares redeemed	(3,910,725)	(8,621,079)
Net decrease from capital share transactions	(36,498)	(804,028)
Net increase (decrease) in net assets	(3,914,178)	4,414,170

Net assets:
Beginning of period	27,383,243	22,969,073
End of period	$23,469,065	$27,383,243

Capital share activity:
Shares sold	239,091	474,278
Shares issued from reinvestment of distributions	—	10,294
Shares redeemed	(242,382)	(533,153)
Net decrease in shares	(3,291)	(48,581)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$17.71	$14.40	$13.84	$13.19	$17.59	$15.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.07	.08	.09	.08	(.05)
Net gain (loss) on investments (realized and unrealized)	(2.53)	3.35	.59	.64	(2.19)	2.33
Total from investment operations	(2.50)	3.42	.67	.73	(2.11)	2.28
Less distributions from:
Net investment income	—	(.11)	(.11)	(.08)	—	(.06)
Net realized gains	—	—	—	—	(2.29)	—
Total distributions	—	(.11)	(.11)	(.08)	(2.29)	(.06)
Net asset value, end of period	$15.21	$17.71	$14.40	$13.84	$13.19	$17.59

Total Return[c]	(14.12%)	23.80%	4.93%	5.54%	(12.94%)	14.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,469	$27,383	$22,969	$30,683	$29,211	$39,138
Ratios to average net assets:
Net investment income (loss)	0.32%	0.45%	0.59%	0.65%	0.52%	(0.32%)
Total expenses[d,e]	1.67%	1.60%	1.73%	1.72%	1.62%	1.78%
Portfolio turnover rate	180%	211%	160%	170%	266%	258%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Excluding interest and dividend expense related to short sales, the net expense ratios for the periods presented would be:

06/30/22[a]	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
1.67%	1.60%	1.73%	1.72%	1.62%	1.61%

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	15.6%
Guggenheim Strategy Fund III	10.4%
Guggenheim Strategy Fund II	0.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.3%
Total	26.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Global Managed Futures Strategy Fund	13.85%	9.46%	4.89%	1.83%
ICE BofA 3-Month U.S. Treasury Bill Index	0.14%	0.17%	1.11%	0.64%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 26.8%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,253,206
Guggenheim Strategy Fund III[1]	89,107	2,157,278
Guggenheim Strategy Fund II1	4,552	109,890
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	70,191
Total Mutual Funds
(Cost $5,738,109)		5,590,565

	Face Amount
U.S. TREASURY BILLS†† - 15.8%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	$3,304,000	3,302,311
Total U.S. Treasury Bills
(Cost $3,302,233)		3,302,311

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 59.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	7,014,109	7,014,109
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	2,731,552	2,731,552
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	2,704,507	2,704,507
Total Repurchase Agreements
(Cost $12,450,168)		12,450,168

Total Investments - 102.4%
(Cost $21,490,510)		$21,343,044
Other Assets & Liabilities, net - (2.4)%		(510,140)
Total Net Assets - 100.0%		$20,832,904

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	26	Sep 2022	$3,354,962	$79,031
Euro - OATS Futures Contracts	12	Sep 2022	1,743,351	32,519
			$5,098,313	$111,550
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	23	Jul 2022	$656,650	$3,923
S&P 500 Index Mini Futures Contracts	3	Sep 2022	568,425	3,259
Russell 2000 Index Mini Futures Contracts	4	Sep 2022	341,700	3,054
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2022	230,760	(755)
CBOE Volatility Index Futures Contracts	4	Dec 2022	115,200	(3,830)
Dow Jones Industrial Average Index Mini Futures Contracts	5	Sep 2022	769,450	(10,654)
			$2,682,185	$(5,003)
Currency Futures Contracts Purchased†
British Pound Futures Contracts	4	Sep 2022	$304,750	$1,173
Mexican Peso Futures Contracts	36	Sep 2022	882,360	(8,698)
New Zealand Dollar Futures Contracts	13	Sep 2022	811,265	(12,779)
			$1,998,375	$(20,304)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Live Cattle Futures Contracts	32	Aug 2022	$1,699,840	$9,880
ECX Emission Futures Contracts	1	Dec 2022	94,478	6,807
Soybean Meal Futures Contracts	6	Dec 2022	243,660	4,850
Coffee ‘C’ Futures Contracts	3	Sep 2022	259,313	4,666
Lean Hogs Futures Contracts	2	Aug 2022	81,680	(23)
Cocoa Futures Contracts	1	Sep 2022	23,330	(73)
Sugar #11 Futures Contracts	24	Sep 2022	496,474	(2,092)
WTI Crude Futures Contracts	7	Sep 2022	703,290	(9,538)
Soybean Futures Contracts	11	Nov 2022	803,275	(24,345)
Wheat Futures Contracts	5	Sep 2022	222,500	(29,347)
Brent Crude Futures Contracts	5	Jul 2022	546,250	(34,162)
Hard Red Winter Wheat Futures Contracts	6	Sep 2022	287,025	(35,060)
LME Nickel Futures Contracts	1	Aug 2022	136,056	(36,991)
Gasoline RBOB Futures Contracts	9	Sep 2022	1,175,353	(56,269)
Natural Gas Futures Contracts	3	Jul 2022	167,550	(59,093)
Corn Futures Contracts	14	Sep 2022	443,100	(65,079)
Soybean Oil Futures Contracts	17	Dec 2022	657,288	(79,363)
Cotton #2 Futures Contracts	23	May 2023	1,061,910	(81,152)
Low Sulphur Gas Oil Futures Contracts	9	Oct 2022	982,350	(83,940)
NY Harbor ULSD Futures Contracts	6	Sep 2022	937,616	(91,394)
Red Spring Wheat Futures Contracts	15	Sep 2022	744,750	(114,160)
			$11,767,088	$(775,878)
Commodity Futures Contracts Sold Short†
LME Tin Futures Contracts	1	Aug 2022	133,097	53,086
Silver Futures Contracts	7	Sep 2022	707,350	39,114
LME Primary Aluminum Futures Contracts	8	Aug 2022	484,600	38,314
NY Harbor ULSD Futures Contracts	2	Jul 2022	323,728	35,919
Gasoline RBOB Futures Contracts	3	Jul 2022	446,229	25,898
Low Sulphur Gas Oil Futures Contracts	3	Aug 2022	342,300	25,512
LME Lead Futures Contracts	5	Aug 2022	239,187	21,010
Canadian Canola (WCE) Futures Contracts	20	Nov 2022	273,064	18,300
Copper Futures Contracts	2	Sep 2022	184,250	10,994
Cotton #2 Futures Contracts	10	Dec 2022	494,800	9,203
Euro - Rapeseed Futures Contracts	4	Jul 2022	145,447	3,528
Live Cattle Futures Contracts	39	Dec 2022	2,262,000	1,486
Platinum Futures Contracts	2	Oct 2022	88,660	1,357
Oat Futures Contracts	7	Sep 2022	181,213	897
SGX Iron Ore 62% Futures Contracts	15	Aug 2022	184,650	632
WTI Crude Futures Contracts	1	Jul 2022	105,910	277
Euro - Mill Wheat Futures Contracts	3	Dec 2022	54,228	(293)
CME Nonfat Dry Milk Futures Contracts	1	Aug 2022	78,760	(1,961)
Palladium Futures Contracts	1	Sep 2022	191,750	(7,153)
CME Random Length Lumber Futures Contracts	2	Sep 2022	140,558	(10,348)
			7,061,781	265,772

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (Concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	35	Sep 2022	$3,371,954	$80,932
Long Gilt Futures Contracts††	23	Sep 2022	3,200,161	66,925
Euro - Bund Futures Contracts	20	Sep 2022	3,118,726	43,508
Euro - Bobl Futures Contracts	34	Sep 2022	4,425,023	35,088
U.S. Treasury 10 Year Note Futures Contracts	40	Sep 2022	4,733,750	25,223
U.S. Treasury Ultra Long Bond Futures Contracts	7	Sep 2022	1,072,312	21,607
U.S. Treasury 5 Year Note Futures Contracts	17	Sep 2022	1,906,125	12,684
U.S. Treasury Long Bond Futures Contracts	7	Sep 2022	966,875	7,861
U.S. Treasury 2 Year Note Futures Contracts	5	Sep 2022	1,049,141	(1,656)
Australian Government 3 Year Bond Futures Contracts	10	Sep 2022	744,579	(5,431)
Euro - Schatz Futures Contracts	21	Sep 2022	2,402,028	(11,261)
Australian Government 10 Year Bond Futures Contracts	40	Sep 2022	3,300,649	(11,755)
			$30,291,323	$263,725
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	25	Sep 2022	$3,292,813	$70,565
Japanese Yen Futures Contracts	26	Sep 2022	2,407,925	69,347
Australian Dollar Futures Contracts	21	Sep 2022	1,450,785	57,196
Canadian Dollar Futures Contracts	10	Sep 2022	776,900	(3,157)
Swiss Franc Futures Contracts	48	Sep 2022	6,320,400	(127,978)
			$14,248,823	$65,973
Equity Futures Contracts Sold Short†
MSCI EAFE Index Futures Contracts	5	Sep 2022	$464,750	$3,986
OMX Stockholm 30 Index Futures Contracts††	2	Jul 2022	36,581	2,690
FTSE Taiwan Index Futures Contracts	2	Jul 2022	101,840	2,330
FTSE/JSE TOP 40 Index Futures Contracts††	9	Sep 2022	332,615	2,157
S&P/TSX 60 IX Index Futures Contracts	2	Sep 2022	354,687	1,579
CAC 40 10 Euro Index Futures Contracts	3	Jul 2022	186,765	965
IBEX 35 Index Futures Contracts††	1	Jul 2022	84,513	(592)
Euro STOXX 50 Index Futures Contracts	5	Sep 2022	181,180	(901)
FTSE 100 Index Futures Contracts	3	Sep 2022	261,257	(1,197)
SPI 200 Index Futures Contracts	1	Sep 2022	112,001	(1,454)
Nikkei 225 (OSE) Index Futures Contracts	1	Sep 2022	194,343	(1,867)
DAX Index Futures Contracts	2	Sep 2022	671,854	(2,618)
Tokyo Stock Price Index Futures Contracts	2	Sep 2022	275,411	(4,782)
Amsterdam Index Futures Contracts	1	Jul 2022	138,741	(5,563)
CBOE Volatility Index Futures Contracts	19	Sep 2022	560,500	(6,588)
CBOE Volatility Index Futures Contracts	31	Oct 2022	922,250	(7,362)
			$4,879,288	$(19,217)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or portion of this security is pledged as futures collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
GLOBAL MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,590,565	$—	$—	$5,590,565
U.S. Treasury Bills	—	3,302,311	—	3,302,311
Repurchase Agreements	—	12,450,168	—	12,450,168
Interest Rate Futures Contracts**	259,422	145,956	—	405,378
Commodity Futures Contracts**	311,730	—	—	311,730
Currency Futures Contracts**	198,281	—	—	198,281
Equity Futures Contracts**	19,096	4,847	—	23,943
Total Assets	$6,379,094	$15,903,282	$—	$22,282,376

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$821,836	$—	$—	$821,836
Currency Futures Contracts**	152,612	—	—	152,612
Equity Futures Contracts**	47,571	592	—	48,163
Interest Rate Futures Contracts**	30,103	—	—	30,103
Total Liabilities	$1,052,122	$592	$—	$1,052,714

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
GLOBAL MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,258	$—	$—	$—	$(3,368)	$109,890	4,552	$954
Guggenheim Strategy Fund III	2,230,346	—	—	—	(73,068)	2,157,278	89,107	19,059
Guggenheim Ultra Short Duration Fund — Institutional Class	72,155	—	—	—	(1,964)	70,191	7,274	425
Guggenheim Variable Insurance Strategy Fund III	3,356,761	—	—	—	(103,555)	3,253,206	134,486	27,766
	$5,772,520	$—	$—	$—	$(181,955)	$5,590,565		$48,204

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $3,302,233)	$3,302,311
Investments in affiliated issuers, at value (cost $5,738,109)	5,590,565
Repurchase agreements, at value (cost $12,450,168)	12,450,168
Foreign currency, at value (cost $67,361)	68,025
Segregated cash with broker	79,751
Receivables:
Fund shares sold	32,463
Dividends	10,589
Interest	504
Total assets	21,534,376

Liabilities:
Overdraft due to custodian bank	52,544
Payable for:
Variation margin on futures contracts	484,285
Fund shares redeemed	117,021
Management fees	15,974
Investor service fees	4,441
Transfer agent and administrative fees	2,114
Portfolio accounting fees	1,777
Trustees’ fees*	183
Miscellaneous	23,133
Total liabilities	701,472
Commitments and contingent liabilities (Note 11)	—
Net assets	$20,832,904

Net assets consist of:
Paid in capital	$20,400,470
Total distributable earnings (loss)	432,434
Net assets	$20,832,904
Capital shares outstanding	1,126,613
Net asset value per share	$18.49

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$48,204
Interest	25,168
Total investment income	73,372

Expenses:
Management fees	79,206
Investor service fees	19,298
Transfer agent and administrative fees	12,439
Professional fees	14,665
Portfolio accounting fees	7,719
Custodian fees	1,132
Trustees’ fees*	707
Miscellaneous	8,865
Total expenses	144,031
Less:
Expenses waived by Adviser	(9,822)
Net expenses	134,209
Net investment loss	(60,837)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3
Futures contracts	1,639,188
Foreign currency transactions	(2,360)
Net realized gain	1,636,831
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	71
Investments in affiliated issuers	(181,955)
Futures contracts	(76,832)
Foreign currency translations	462
Net change in unrealized appreciation (depreciation)	(258,254)
Net realized and unrealized gain	1,378,577
Net increase in net assets resulting from operations	$1,317,740

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(60,837)	$(107,878)
Net realized gain on investments	1,636,831	727,441
Net change in unrealized appreciation (depreciation) on investments	(258,254)	(402,436)
Net increase in net assets resulting from operations	1,317,740	217,127

Distributions to shareholders	—	(159,696)

Capital share transactions:
Proceeds from sale of shares	13,269,959	1,612,119
Distributions reinvested	—	159,696
Cost of shares redeemed	(4,425,424)	(4,751,302)
Net increase (decrease) from capital share transactions	8,844,535	(2,979,487)
Net increase (decrease) in net assets	10,162,275	(2,922,056)

Net assets:
Beginning of period	10,670,629	13,592,685
End of period	20,832,904	10,670,629

Capital share activity:
Shares sold	705,336	96,246
Shares issued from reinvestment of distributions	—	9,684
Shares redeemed	(235,703)	(281,924)
Net increase (decrease) in shares	469,633	(175,994)

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$16.24	$16.32	$16.64	$15.50	$17.06	$15.93
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.15)	(.09)	.14	.20	.10
Net gain (loss) on investments (realized and unrealized)	2.32	.29	.51	1.15	(1.76)	1.27
Total from investment operations	2.25	.14	.42	1.29	(1.56)	1.37
Less distributions from:
Net investment income	—	—	(.65)	(.15)	—	(.24)
Net realized gains	—	(.22)	(.09)	—	—	—
Total distributions	—	(.22)	(.74)	(.15)	—	(.24)
Net asset value, end of period	$18.49	$16.24	$16.32	$16.64	$15.50	$17.06

Total Return[c]	13.85%	0.82%	2.60%	8.35%	(9.14%)	8.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,833	$10,671	$13,593	$14,282	$13,281	$14,791
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.87%)	(0.55%)	0.82%	1.21%	0.59%
Total expenses[d]	1.87%	1.81%	1.80%	1.81%	1.72%	1.69%
Net expenses[e]	1.74%	1.69%	1.72%	1.74%	1.66%	1.64%
Portfolio turnover rate	—	2%	2%	13%	8%	1%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 29, 2005

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	5.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund III	4.7%
Guggenheim Variable Insurance Strategy Fund III	4.1%
American Campus Communities, Inc.	1.6%
Mandiant, Inc.	1.5%
PS Business Parks, Inc.	1.5%
CMC Materials, Inc.	1.4%
Sailpoint Technologies Holdings, Inc.	1.4%
Rogers Corp.	1.3%
Top Ten Total	27.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Multi-Hedge Strategies Fund	(1.59%)	(3.28%)	3.36%	2.58%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%
HFRX Global Hedge Fund Index	(5.05%)	(5.12%)	1.94%	1.92%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The HFRX Global Hedge Fund Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 37.0%

Technology - 8.0%
CMC Materials, Inc.[1]	4,208	$734,263
Sailpoint Technologies Holdings, Inc.*	11,713	734,171
Activision Blizzard, Inc.[1]	7,932	617,586
CDK Global, Inc.	8,452	462,916
Tufin Software Technologies Ltd.*	36,131	453,805
Tower Semiconductor Ltd.*,1	9,649	445,591
Take-Two Interactive Software, Inc.*	2,663	326,297
ManTech International Corp. — Class A	3,216	306,967
Total Technology		4,081,596

Consumer, Non-cyclical - 7.1%
MoneyGram International, Inc.*,1	56,066	560,660
Sanderson Farms, Inc.	2,446	527,186
LHC Group, Inc.*	3,315	516,278
Covetrus, Inc.*	22,421	465,236
Natus Medical, Inc.*	14,160	464,023
Biohaven Pharmaceutical Holding Company Ltd.*,1	2,149	313,131
Sierra Oncology, Inc.*	5,574	306,514
Nielsen Holdings plc	10,658	247,479
Turning Point Therapeutics, Inc.*	3,104	233,576
Total Consumer, Non-cyclical		3,634,083

Financial - 6.0%
American Campus Communities, Inc. REIT*	12,931	833,662
PS Business Parks, Inc. REIT	4,054	758,706
First Horizon Corp.[1]	30,926	676,042
Alleghany Corp.*	366	304,915
Flagstar Bancorp, Inc.[1]	5,468	193,841
Umpqua Holdings Corp.	9,435	158,225
Bluerock Residential Growth REIT, Inc.	5,787	152,140
Total Financial		3,077,531

Communications - 5.7%
Mandiant, Inc.*,1	34,851	760,449
TEGNA, Inc.	28,718	602,217
Vonage Holdings Corp.*	28,729	541,254
NeoPhotonics Corp.*	30,759	483,839
Switch, Inc. — Class A	9,025	302,338
Twitter, Inc.*	5,781	216,151
Total Communications		2,906,248

Consumer, Cyclical - 3.3%
Spirit Airlines, Inc.*,1	25,986	619,506
Meritor, Inc.*,1	16,902	614,050
Tenneco, Inc. — Class A*	28,054	481,406
Total Consumer, Cyclical		1,714,962

Industrial - 2.9%
Coherent, Inc.*	2,089	556,134
Welbilt, Inc.*,1	19,426	462,533
Cornerstone Building Brands, Inc.*	18,715	458,330
Total Industrial		1,476,997

Basic Materials - 2.8%
Rogers Corp.*,1	2,615	685,365
GCP Applied Technologies, Inc.*	9,759	305,262
Yamana Gold, Inc.	56,345	262,004
Atotech Ltd.*	10,933	211,554
Total Basic Materials		1,464,185

Utilities - 1.2%
South Jersey Industries, Inc.	18,108	618,207

Total Common Stocks
(Cost $19,275,381)		18,973,809

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	—
Alexion Pharmaceuticals, Inc.*	32,749	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 18.7%
Guggenheim Strategy Fund II2	108,001	2,607,148
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	257,937	2,489,091
Guggenheim Strategy Fund III[2]	99,249	2,402,815
Guggenheim Variable Insurance Strategy Fund III[2]	86,555	2,093,767
Total Mutual Funds
(Cost $9,906,756)		9,592,821
CLOSED-END FUNDS† - 5.8%
BlackRock California Municipal Income Trust	8,226	93,201
Nuveen Credit Strategies Income Fund	17,643	91,744
abrdn Total Dynamic Dividend Fund	11,111	89,777
General American Investors Company, Inc.	2,527	89,355
Adams Diversified Equity Fund, Inc.	5,799	88,957
Nuveen Real Asset Income and Growth Fund	6,736	88,039
Gabelli Dividend & Income Trust	4,285	87,628
Tri-Continental Corp.	3,293	86,178
Royce Micro-Capital Trust, Inc.	10,237	85,581
Eaton Vance California Municipal Bond Fund	8,942	82,892
Virtus Convertible & Income Fund II3	25,524	80,656
Pioneer Municipal High Income Fund Trust	7,054	65,461
Apollo Senior Floating Rate Fund, Inc.	4,917	63,085
Franklin Limited Duration Income Trust	8,968	60,624
LMP Capital and Income Fund, Inc.	4,427	54,541
Ellsworth Growth and Income Fund Ltd.	6,386	54,409
Invesco Trust for Investment Grade New York Municipals	5,022	54,087
Invesco Pennsylvania Value Municipal Income Trust	4,948	51,756
Nuveen New York AMT-Free Quality Municipal Income Fund	4,651	51,394
First Trust Dynamic Europe Equity Income Fund	4,427	49,273

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Saba Capital Income & Opportunities Fund	5,958	$47,843
Nuveen New York Quality Municipal Income Fund	4,004	46,967
Eaton Vance New York Municipal Bond Fund	4,557	42,426
abrdn Global Dynamic Dividend	4,206	39,410
Nuveen Pennsylvania Quality Municipal Income Fund	3,213	39,166
Voya Infrastructure Industrials and Materials Fund	3,986	38,943
Nuveen Ohio Quality Municipal Income Fund	2,870	36,363
Gabelli Healthcare & WellnessRx Trust[3]	3,383	36,266
Bancroft Fund Ltd.	1,919	34,657
Delaware Ivy High Income Opportunities Fund	3,200	32,768
Barings Global Short Duration High Yield Fund	2,511	32,668
Nuveen Short Duration Credit Opportunities Fund	2,702	32,505
Apollo Tactical Income Fund, Inc.	2,543	30,618
BNY Mellon High Yield Strategies Fund	13,310	30,214
Eaton Vance California Municipal Income Trust	2,766	29,486
Morgan Stanley Emerging Markets Debt Fund, Inc.	3,859	25,508
AllianceBernstein National Municipal Income Fund, Inc.	2,091	24,193
PGIM High Yield Bond Fund, Inc.	1,730	21,296
First Trust High Income Long/Short Fund	1,848	21,067
Western Asset Municipal Partners Fund, Inc.	1,581	19,778
MFS High Yield Municipal Trust	5,663	19,028
MFS Municipal Income Trust	3,410	18,550
Neuberger Berman California Municipal Fund, Inc.	1,622	18,166
Tortoise Power and Energy Infrastructure Fund, Inc.	1,375	17,201
Pioneer Municipal High Income Advantage Fund, Inc.	1,739	15,181
DTF Tax-Free Income 2028 Term Fund, Inc.	1,255	14,859
abrdn Japan Equity Fund, Inc.	2,649	14,755
Mexico Fund, Inc.	966	13,939
Swiss Helvetia Fund, Inc.	1,586	12,466
Nuveen Municipal Credit Income Fund	955	11,995
Invesco High Income Trust II	1,091	11,401
New Germany Fund, Inc.	1,325	11,176
Western Asset Intermediate Muni Fund, Inc.	1,286	10,365
MFS High Income Municipal Trust	2,731	10,269
Korea Fund, Inc.	401	9,763
Neuberger Berman New York Municipal Fund, Inc.	979	9,673
Nuveen California Quality Municipal Income Fund	772	9,519
MFS Investment Grade Municipal Trust	1,214	9,202
Gabelli Global Utility & Income Trust[3]	549	8,851
Gabelli Global Small and Mid Capital Value Trust	689	7,607
Herzfeld Caribbean Basin Fund, Inc.	1,777	7,110
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	546	7,103
Eaton Vance Senior Floating-Rate Trust	535	6,564
Invesco Bond Fund	402	6,541
Putnam Master Intermediate Income Trust	1,896	6,465
Putnam Premier Income Trust	1,688	6,414
Nuveen AMT-Free Municipal Value Fund	453	6,410
BlackRock MuniYield Quality Fund II, Inc.[3]	558	6,395
Nuveen Select Maturities Municipal Fund	696	6,389
MFS Intermediate Income Trust	2,147	6,377
Invesco Senior Income Trust	1,637	6,368
Eaton Vance National Municipal Opportunities Trust	355	6,351
Tekla Life Sciences Investors	445	6,332
BlackRock Municipal Income Quality Trust[3]	511	6,331
BlackRock MuniHoldings Quality Fund II, Inc.	572	6,303
BlackRock Floating Rate Income Strategies Fund, Inc.	553	6,299
Nuveen New Jersey Quality Municipal Income Fund	500	6,295
BlackRock MuniYield Quality Fund III, Inc.	538	6,273
Source Capital, Inc.	168	6,272
Nuveen Massachusetts Quality Municipal Income Fund	531	6,271
Allspring Multi-Sector Income	655	6,268
DWS Municipal Income Trust	666	6,260
PIMCO New York Municipal Income Fund	683	6,256
Invesco California Value Municipal Income Trust	592	6,252
Insight Select Income Fund	389	6,251
BlackRock MuniYield Quality Fund, Inc.	492	6,243
Credit Suisse Asset Management Income Fund, Inc.	2,283	6,233
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,388	6,232
Eaton Vance Municipal Bond Fund	582	6,228
BlackRock Floating Rate Income Trust	565	6,226
Eaton Vance Floating-Rate Income Trust	528	6,220
BlackRock Core Bond Trust	549	6,215
BlackRock MuniVest Fund, Inc.	833	6,206
Western Asset Investment Grade Income Fund, Inc.	514	6,204
Lazard Global Total Return and Income Fund, Inc.	402	6,203
Nuveen Floating Rate Income Fund	742	6,188
Nuveen Municipal Income Fund, Inc.	668	6,186
Nuveen Georgia Quality Municipal Income Fund	578	6,185
Tekla Healthcare Opportunities Fund	310	6,181
BlackRock MuniHoldings Fund, Inc.	487	6,180
Franklin Universal Trust	829	6,176

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Nuveen Quality Municipal Income Fund	495	$6,173
BlackRock Multi-Sector Income Trust	434	6,167
Western Asset Managed Municipals Fund, Inc.	583	6,162
Western Asset Municipal High Income Fund, Inc.	937	6,156
MFS Charter Income Trust	975	6,143
Pioneer High Income Fund, Inc.	870	6,142
Western Asset High Yield Defined Opportunity Fund, Inc.	504	6,139
BlackRock MuniYield Fund, Inc.	551	6,138
Invesco Quality Municipal Income Trust	601	6,136
BlackRock Municipal Income Fund, Inc.	515	6,134
First Trust Intermediate Duration Preferred & Income Fund	328	6,127
Nuveen Floating Rate Income Opportunity Fund	749	6,119
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	309	6,115
MFS Multimarket Income Trust	1,340	6,110
Delaware Investments National Municipal Income Fund	540	6,109
BNY Mellon Municipal Income, Inc.	904	6,102
BlackRock Municipal Income Trust II	552	6,100
First Trust/abrdn Emerging Opportunity Fund	693	6,098
Western Asset Premier Bond Fund	575	6,084
BlackRock MuniYield New York Quality Fund, Inc.	570	6,082
BNY Mellon Strategic Municipals, Inc.	921	6,060
BlackRock MuniHoldings New York Quality Fund, Inc.	551	6,055
BNY Mellon Strategic Municipal Bond Fund, Inc.	972	6,046
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	718	6,046
Western Asset Global High Income Fund, Inc.	857	6,042
Nuveen Preferred & Income Securities Fund	832	6,040
Nuveen AMT-Free Quality Municipal Income Fund	514	6,040
Western Asset High Income Opportunity Fund, Inc.	1,522	6,027
Neuberger Berman Municipal Fund, Inc.	538	6,020
DWS Strategic Municipal Income Trust	660	6,019
BlackRock New York Municipal Income Trust	546	6,017
Credit Suisse High Yield Bond Fund	3,178	6,006
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,116	6,004
John Hancock Income Securities Trust	527	5,997
Western Asset High Income Fund II, Inc.	1,216	5,995
Federated Hermes Premier Municipal Income Fund	539	5,961
BlackRock Limited Duration Income Trust	471	5,958
Nuveen Global High Income Fund	513	5,941
Cohen & Steers REIT and Preferred and Income Fund, Inc.	278	5,933
PGIM Global High Yield Fund, Inc.	517	5,930
Eaton Vance Tax-Advantaged Global Dividend Income Fund	368	5,928
CBRE Global Real Estate Income Fund	816	5,924
Royce Value Trust, Inc.	422	5,895
Western Asset Emerging Markets Debt Fund, Inc.	667	5,890
Pioneer Diversified High Income Fund, Inc.	543	5,886
Nuveen New York Select Tax-Free Income Portfolio	503	5,860
Western Asset Inflation - Linked Securities & Income Fund	599	5,858
Virtus Convertible & Income Fund	1,581	5,818
Royce Global Value Trust, Inc.	651	5,807
Allspring Global Dividend Opportunity Fund	1,321	5,760
Allspring Income Opportunities	887	5,757
Sprott Focus Trust, Inc.	747	5,647
Miller/Howard High Dividend Fund	604	5,623
BlackRock Resources & Commodities Strategy Trust	600	5,388
BlackRock Enhanced Government Fund, Inc.	482	5,063
European Equity Fund, Inc.	700	4,998
New Ireland Fund, Inc.	218	1,727
Total Closed-End Funds
(Cost $3,360,153)		2,979,704

	Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
0.86% due 07/12/22[1,4]	$3,500,000	3,498,973
1.02% due 07/19/22[4,5]	2,010,000	2,008,973
Total U.S. Treasury Bills
(Cost $5,507,962)		5,507,946

REPURCHASE AGREEMENTS††,6 - 21.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[1]	6,200,192	6,200,192
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[1]	2,414,583	2,414,583
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[1]	2,390,676	2,390,676
Total Repurchase Agreements
(Cost $11,005,451)		11,005,451

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	18,601	$18,601
Total Securities Lending Collateral
(Cost $18,601)		18,601

Total Investments - 93.7%
(Cost $49,074,304)		48,078,332

COMMON STOCKS SOLD SHORT† - (3.5)%
Consumer, Non-cyclical - 0.0%
QuidelOrtho Corp.*	1	(97)

Industrial - (0.2)%
II-VI, Inc.*	1,901	(96,856)

Basic Materials - (0.6)%
Gold Fields Ltd. ADR	33,807	(308,320)

Financial - (0.7)%
Raymond James Financial, Inc.	1	(90)
Columbia Banking System, Inc.	5,673	(162,532)
New York Community Bancorp, Inc.	21,955	(200,449)
Total Financial		(363,071)

Consumer, Cyclical - (0.9)%
DraftKings, Inc. — Class A*	1	(11)
Frontier Group Holdings, Inc.*	49,701	(465,698)
Total Consumer, Cyclical		(465,709)

Technology - (1.1)%
MKS Instruments, Inc.	604	(61,989)
Entegris, Inc.	1,896	(174,678)
Take-Two Interactive Software, Inc.*	2,624	(321,519)
Total Technology		(558,186)

Total Common Stocks Sold Short
(Proceeds $2,088,232)		(1,792,239)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.9)%
iShares Latin America 40 ETF	33	(744)
SPDR S&P Biotech ETF*	47	(3,491)
Utilities Select Sector SPDR Fund	62	(4,348)
iShares TIPS Bond ETF	47	(5,354)
VanEck High Yield Muni ETF	100	(5,385)
iShares 7-10 Year Treasury Bond ETF	54	(5,524)
VanEck Gold Miners ETF	248	(6,790)
Energy Select Sector SPDR Fund	106	(7,580)
iShares U.S. Real Estate ETF	112	(10,302)
iShares iBoxx $ Investment Grade Corporate Bond ETF	227	(24,977)
iShares Russell 1000 Growth ETF	169	(36,960)
Health Care Select Sector SPDR Fund	291	(37,318)
iShares Preferred & Income Securities ETF	1,159	(38,108)
iShares Agency Bond ETF	543	(59,719)
iShares Core High Dividend ETF	766	(76,929)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,502	(128,553)
SPDR Bloomberg Convertible Securities ETF	2,257	(145,712)
iShares Russell 2000 Index ETF	867	(146,835)
iShares National Muni Bond ETF	1,474	(156,774)
iShares Floating Rate Bond ETF	3,439	(171,675)
iShares Russell 1000 Value ETF	1,327	(192,375)
iShares MSCI EAFE ETF	4,247	(265,395)
SPDR Nuveen Bloomberg Municipal Bond ETF	6,078	(278,737)
SPDR S&P 500 ETF Trust	749	(282,561)
Schwab U.S. Aggregate Bond ETF	8,656	(414,363)
Invesco Senior Loan ETF	21,760	(441,075)
iShares iBoxx High Yield Corporate Bond ETF	7,923	(583,212)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,965,835)		(3,530,796)

Total Securities Sold Short - (10.4)%
(Proceeds $6,054,067)		$(5,323,035)
Other Assets & Liabilities, net - 16.7%		8,598,731
Total Net Assets - 100.0%		$51,354,028

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	50	Jul 2022	$1,427,500	$8,571
Russell 2000 Index Mini Futures Contracts	9	Sep 2022	768,825	4,531
S&P 500 Index Mini Futures Contracts	4	Sep 2022	757,900	3,245
FTSE 100 Index Futures Contracts	1	Sep 2022	87,086	763
NASDAQ-100 Index Mini Futures Contracts	2	Sep 2022	461,520	449
Dow Jones Industrial Average Index Mini Futures Contracts	8	Sep 2022	1,231,120	(512)
CBOE Volatility Index Futures Contracts	8	Dec 2022	230,400	(3,191)
			$4,964,351	$13,856

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (Continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	37	Sep 2022	$4,774,369	$25,407
Euro - Bund Futures Contracts	2	Sep 2022	311,873	8,793
Euro - OATS Futures Contracts	25	Sep 2022	3,631,981	(27,667)
			$8,718,223	$6,533
Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	7	Sep 2022	$543,830	$(329)
British Pound Futures Contracts	14	Sep 2022	1,066,625	(21,827)
Japanese Yen Futures Contracts	18	Sep 2022	1,667,025	(46,680)
New Zealand Dollar Futures Contracts	37	Sep 2022	2,308,985	(76,850)
			$5,586,465	$(145,686)
Commodity Futures Contracts Purchased†
Soybean Meal Futures Contracts	9	Dec 2022	$365,490	$5,553
Live Cattle Futures Contracts	21	Aug 2022	1,115,520	2,385
Sugar #11 Futures Contracts	17	Sep 2022	351,669	(815)
Coffee ‘C’ Futures Contracts	2	Sep 2022	172,875	(1,131)
Lean Hogs Futures Contracts	2	Aug 2022	81,680	(3,096)
Gold 100 oz. Futures Contracts	1	Aug 2022	180,770	(5,118)
Brent Crude Futures Contracts	2	Jul 2022	218,500	(8,872)
WTI Crude Futures Contracts	7	Sep 2022	703,290	(9,538)
Soybean Oil Futures Contracts	5	Dec 2022	193,320	(24,939)
Corn Futures Contracts	8	Sep 2022	253,200	(35,349)
Gasoline RBOB Futures Contracts	8	Sep 2022	1,044,758	(50,017)
Natural Gas Futures Contracts	2	Jul 2022	111,700	(61,885)
Low Sulphur Gas Oil Futures Contracts	8	Oct 2022	873,200	(70,713)
Cotton #2 Futures Contracts	20	May 2023	923,400	(72,994)
NY Harbor ULSD Futures Contracts	5	Sep 2022	781,347	(76,213)
			$7,370,719	$(412,742)
Commodity Futures Contracts Sold Short†
Cotton #2 Futures Contracts	13	Dec 2022	$643,240	$70,032
NY Harbor ULSD Futures Contracts	3	Jul 2022	485,591	53,879
Low Sulphur Gas Oil Futures Contracts	4	Aug 2022	456,400	40,093
Gasoline RBOB Futures Contracts	5	Jul 2022	743,715	39,530
LME Lead Futures Contracts	5	Aug 2022	239,188	28,411
Cocoa Futures Contracts	17	Sep 2022	396,610	21,146
Copper Futures Contracts	2	Sep 2022	184,250	18,114
Silver Futures Contracts	2	Sep 2022	202,100	9,838
LME Primary Aluminum Futures Contracts	3	Aug 2022	181,725	6,216
Wheat Futures Contracts	1	Sep 2022	44,500	4,934
Hard Red Winter Wheat Futures Contracts	1	Sep 2022	47,837	4,447
Soybean Futures Contracts	1	Nov 2022	73,025	2,497
WTI Crude Futures Contracts	4	Jul 2022	423,640	1,110
Cattle Feeder Futures Contracts	11	Aug 2022	956,175	(8,861)
Live Cattle Futures Contracts	35	Dec 2022	2,030,000	(15,886)
			$7,107,996	$275,500
Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	49	Sep 2022	$4,720,735	$115,523
U.S. Treasury 10 Year Note Futures Contracts	51	Sep 2022	6,035,531	48,528
Long Gilt Futures Contracts††	23	Sep 2022	3,200,161	42,128
U.S. Treasury Ultra Long Bond Futures Contracts	1	Sep 2022	153,188	1,144
U.S. Treasury Long Bond Futures Contracts	2	Sep 2022	276,250	991
Euro - 30 year Bond Futures Contracts	1	Sep 2022	170,932	432
Australian Government 10 Year Bond Futures Contracts	6	Sep 2022	495,097	(3,035)
			$15,051,894	$205,711

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (Concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short†
OMX Stockholm 30 Index Futures Contracts††	8	Jul 2022	$146,324	$10,759
Nikkei 225 (OSE) Index Futures Contracts	1	Sep 2022	194,343	8,226
FTSE MIB Index Futures Contracts	1	Sep 2022	111,548	6,900
Amsterdam Index Futures Contracts	1	Jul 2022	138,740	5,112
CAC 40 10 Euro Index Futures Contracts	2	Jul 2022	124,510	4,675
Tokyo Stock Price Index Futures Contracts	1	Sep 2022	137,706	4,612
IBEX 35 Index Futures Contracts††	1	Jul 2022	84,513	403
SPI 200 Index Futures Contracts	3	Sep 2022	336,003	339
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2022	177,344	276
Euro STOXX 50 Index Futures Contracts	4	Sep 2022	144,944	(721)
CBOE Volatility Index Futures Contracts	42	Sep 2022	1,239,000	(14,511)
CBOE Volatility Index Futures Contracts	67	Oct 2022	1,993,250	(16,775)
			$4,828,225	$9,295
Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	19	Sep 2022	$1,312,615	$57,959
Swiss Franc Futures Contracts	65	Sep 2022	8,558,875	(73,705)
			$9,871,490	$(15,746)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$6,687,594	$(128,405)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,678,863	(149,900)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	4,667,829	(327,580)
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	4,667,810	(332,029)
						$22,702,096	$(937,914)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	1.25% (Federal Funds Rate - 0.33%)	At Maturity	08/31/23	$6,811,377	$741,747
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	1.37% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	6,811,377	729,453
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	2,902,235	430,637
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	1.28% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	2,898,022	427,056
						$19,423,011	$2,328,893

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
AbbVie, Inc.	289	0.93%	$10,537
Bristol-Myers Squibb Co.	704	1.15%	10,204
Prestige Consumer Healthcare, Inc.	743	0.94%	7,865
Amphastar Pharmaceuticals, Inc.	453	0.34%	7,016
Vertex Pharmaceuticals, Inc.	185	1.12%	5,591
Molson Coors Beverage Co. — Class B	328	0.38%	5,550
Innoviva, Inc.	1,661	0.53%	4,938
TreeHouse Foods, Inc.	341	0.31%	3,928
Merck & Company, Inc.	441	0.86%	3,773
Perdoceo Education Corp.	3,829	0.97%	3,217
Regeneron Pharmaceuticals, Inc.	67	0.85%	2,313
Halozyme Therapeutics, Inc.	357	0.34%	2,191
Eagle Pharmaceuticals, Inc.	712	0.68%	2,032
Church & Dwight Company, Inc.	401	0.80%	1,910
Royalty Pharma plc — Class A	536	0.48%	1,753
Kellogg Co.	625	0.96%	1,381
Hologic, Inc.	571	0.85%	1,149
Waters Corp.	60	0.43%	759
Supernus Pharmaceuticals, Inc.	910	0.56%	562
Centene Corp.	231	0.42%	454
Danaher Corp.	107	0.58%	451
Jazz Pharmaceuticals plc	102	0.34%	412
Gilead Sciences, Inc.	455	0.60%	152
Conagra Brands, Inc.	1,654	1.21%	(237)
Kimberly-Clark Corp.	408	1.18%	(306)
Pfizer, Inc.	266	0.30%	(344)
Keurig Dr Pepper, Inc.	666	0.50%	(428)
Ingredion, Inc.	226	0.43%	(1,149)
AmerisourceBergen Corp. — Class A	233	0.71%	(1,210)
SpartanNash Co.	399	0.26%	(1,591)
Laboratory Corporation of America Holdings	43	0.22%	(1,750)
Tyson Foods, Inc. — Class A	488	0.90%	(1,825)
FleetCor Technologies, Inc.	66	0.30%	(2,477)
EVERTEC, Inc.	343	0.27%	(2,978)
Constellation Brands, Inc. — Class A	206	1.03%	(3,334)
Horizon Therapeutics plc	124	0.21%	(3,709)
Procter & Gamble Co.	367	1.13%	(3,820)
Abbott Laboratories	428	1.00%	(5,911)
John B Sanfilippo & Son, Inc.	681	1.06%	(5,974)
USANA Health Sciences, Inc.	381	0.59%	(9,085)
Vanda Pharmaceuticals, Inc.	1,903	0.44%	(9,264)
Baxter International, Inc.	743	1.02%	(11,423)
Total Consumer, Non-cyclical			11,323

Basic Materials
American Vanguard Corp.	610	0.29%	850
Ingevity Corp.	209	0.28%	40
NewMarket Corp.	45	0.29%	(546)
Westlake Corp.	240	0.50%	(2,931)
AdvanSix, Inc.	393	0.28%	(4,083)
Minerals Technologies, Inc.	781	1.03%	(4,470)
Olin Corp.	242	0.24%	(4,588)
Huntsman Corp.	636	0.39%	(4,811)
Dow, Inc.	800	0.88%	(5,022)
HB Fuller Co.	568	0.73%	(5,504)
LyondellBasell Industries N.V. — Class A	480	0.90%	(6,123)
International Paper Co.	1,125	1.01%	(6,866)
Southern Copper Corp.	408	0.44%	(9,810)
Total Basic Materials			(53,864)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	776	0.64%	1,823
Winnebago Industries, Inc.	233	0.24%	(193)
Thor Industries, Inc.	170	0.27%	(384)
Tri Pointe Homes, Inc.	769	0.28%	(1,819)
Columbia Sportswear Co.	142	0.22%	(2,224)
Walgreens Boots Alliance, Inc.	474	0.38%	(3,375)
Methode Electronics, Inc.	582	0.46%	(3,386)
Alaska Air Group, Inc.	367	0.31%	(3,715)
Whirlpool Corp.	249	0.83%	(9,005)
Total Consumer, Cyclical			(22,278)

Financial
Northwest Bancshares, Inc.	4,109	1.13%	2,210
Banner Corp.	917	1.10%	1,124
Getty Realty Corp.	793	0.45%	110
Preferred Bank/Los Angeles CA	595	0.87%	8
Global Net Lease, Inc.	3,716	1.13%	(707)
AMERISAFE, Inc.	426	0.47%	(1,181)
S&T Bancorp, Inc.	1,861	1.09%	(1,505)
Encore Capital Group, Inc.	414	0.51%	(1,575)
Office Properties Income Trust	1,633	0.70%	(1,684)
PennyMac Financial Services, Inc.	430	0.40%	(1,706)
NMI Holdings, Inc. — Class A	913	0.33%	(1,921)
Highwoods Properties, Inc.	591	0.43%	(2,374)
Enstar Group Ltd.	199	0.91%	(2,575)
Piper Sandler Cos.	157	0.38%	(2,904)
OneMain Holdings, Inc.	335	0.27%	(3,123)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Radian Group, Inc.	1,053	0.44%	$(3,124)
Fidelity National Financial, Inc.	795	0.63%	(3,973)
BankUnited, Inc.	715	0.54%	(4,108)
MGIC Investment Corp.	2,513	0.68%	(4,446)
Stewart Information Services Corp.	508	0.54%	(4,765)
Interactive Brokers Group, Inc. — Class A	370	0.44%	(4,795)
SL Green Realty Corp.	445	0.44%	(4,973)
National Bank Holdings Corp. — Class A	1,310	1.07%	(5,441)
Central Pacific Financial Corp.	979	0.45%	(5,447)
Essent Group Ltd.	1,068	0.89%	(5,813)
HomeStreet, Inc.	429	0.32%	(6,203)
Weyerhaeuser Co.	1,195	0.85%	(6,273)
Eagle Bancorp, Inc.	1,004	1.02%	(6,465)
PotlatchDeltic Corp.	602	0.57%	(6,526)
Bread Financial Holdings, Inc.	419	0.33%	(7,216)
Meta Financial Group, Inc.	777	0.64%	(14,361)
Total Financial			(111,732)

Communications
Viavi Solutions, Inc.	715	0.20%	1,150
T-Mobile US, Inc.	259	0.75%	365
Juniper Networks, Inc.	508	0.31%	(978)
Alphabet, Inc. — Class C	7	0.33%	(1,586)
Gogo, Inc.	1,104	0.38%	(2,086)
Meta Platforms, Inc. — Class A	151	0.52%	(3,003)
Verizon Communications, Inc.	1,044	1.14%	(3,150)
InterDigital, Inc.	806	1.05%	(3,508)
NETGEAR, Inc.	545	0.22%	(4,374)
Total Communications			(17,170)

Energy
Occidental Petroleum Corp.	210	0.26%	(1,040)
Kinder Morgan, Inc.	1,428	0.51%	(2,573)
Phillips 66	98	0.17%	(2,836)
DT Midstream, Inc.	401	0.42%	(3,457)
SunCoke Energy, Inc.	2,091	0.31%	(4,306)
Antero Midstream Corp.	2,419	0.47%	(4,371)
Targa Resources Corp.	309	0.40%	(5,103)
Valero Energy Corp.	142	0.32%	(5,669)
Equitrans Midstream Corp.	3,106	0.42%	(6,067)
Chevron Corp.	176	0.55%	(6,541)
Williams Companies, Inc.	1,425	0.95%	(7,559)
Exxon Mobil Corp.	521	0.96%	(10,148)
Total Energy			(59,670)

Industrial
OSI Systems, Inc.	621	1.14%	3,572
Dorian LPG Ltd.	918	0.30%	2,291
Vishay Intertechnology, Inc.	2,586	0.99%	2,264
Mueller Industries, Inc.	232	0.26%	2,110
Sanmina Corp.	361	0.32%	824
Amcor plc	1,510	0.40%	(622)
Energizer Holdings, Inc.	521	0.32%	(750)
Keysight Technologies, Inc.	72	0.21%	(858)
Garmin Ltd.	270	0.57%	(1,529)
Oshkosh Corp.	110	0.19%	(1,551)
Insteel Industries, Inc.	344	0.25%	(1,667)
Fortune Brands Home & Security, Inc.	206	0.26%	(1,900)
Louisiana-Pacific Corp.	279	0.31%	(2,265)
Snap-on, Inc.	102	0.43%	(2,555)
Atlas Air Worldwide Holdings, Inc.	264	0.35%	(2,628)
Sealed Air Corp.	350	0.43%	(2,774)
Knowles Corp.	2,577	0.96%	(3,807)
Eagle Materials, Inc.	308	0.73%	(4,552)
Encore Wire Corp.	114	0.25%	(4,600)
Standex International Corp.	490	0.89%	(4,915)
Packaging Corporation of America	332	0.98%	(5,002)
Sturm Ruger & Company, Inc.	705	0.96%	(5,175)
Vontier Corp.	1,985	0.98%	(10,262)
Total Industrial			(46,351)

Technology
CSG Systems International, Inc.	884	1.13%	12,264
Genpact Ltd.	1,188	1.08%	312
NetApp, Inc.	754	1.05%	307
Rambus, Inc.	685	0.32%	(31)
Lumentum Holdings, Inc.	149	0.25%	(1,277)
Oracle Corp.	238	0.36%	(1,744)
Semtech Corp.	410	0.48%	(2,437)
Qorvo, Inc.	206	0.42%	(4,154)
Cirrus Logic, Inc.	651	1.01%	(6,048)
Xperi Holding Corp.	1,347	0.42%	(6,769)
Micron Technology, Inc.	514	0.61%	(8,048)
Total Technology			(17,625)

Utilities
IDACORP, Inc.	477	1.08%	5,976
Chesapeake Utilities Corp.	303	0.84%	2,840
Otter Tail Corp.	458	0.66%	2,009
MGE Energy, Inc.	613	1.02%	1,047
California Water Service Group	269	0.32%	(639)
Xcel Energy, Inc.	336	0.51%	(749)

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Portland General Electric Co.	511	0.53%	$(823)
NorthWestern Corp.	671	0.85%	(1,289)
Hawaiian Electric Industries, Inc.	536	0.47%	(1,513)
Southern Co.	655	1.00%	(1,910)
UGI Corp.	434	0.36%	(2,259)
OGE Energy Corp.	1,307	1.08%	(2,791)
PPL Corp.	1,592	0.93%	(3,609)
National Fuel Gas Co.	714	1.01%	(6,503)
Total Utilities			(10,213)
Total MS Long/Short Equity Long Custom Basket			$(327,580)

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Equifax, Inc.	214	(1.37)%	12,406
Viad Corp.	721	(0.70)%	12,278
CoStar Group, Inc.	871	(1.82)%	11,408
ASGN, Inc.	367	(1.14)%	11,003
TransUnion	243	(0.67)%	7,798
Verisk Analytics, Inc. — Class A	164	(0.98)%	7,358
Cintas Corp.	134	(1.73)%	6,036
Cal-Maine Foods, Inc.	553	(0.94)%	3,371
Clarivate plc	816	(0.39)%	2,046
Quanta Services, Inc.	209	(0.90)%	1,182
Driven Brands Holdings, Inc.	1,246	(1.18)%	926
Mister Car Wash, Inc.	437	(0.16)%	626
Inspire Medical Systems, Inc.	80	(0.50)%	580
Patterson Companies, Inc.	762	(0.80)%	294
Lamb Weston Holdings, Inc.	222	(0.55)%	(693)
Total Consumer, Non-cyclical			76,619

Financial
State Street Corp.	739	(1.57)%	15,768
Park Hotels & Resorts, Inc.	2,500	(1.17)%	14,754
Outfront Media, Inc.	1,695	(0.99)%	13,191
Signature Bank	134	(0.83)%	11,746
Howard Hughes Corp.	512	(1.20)%	11,266
Kite Realty Group Trust	2,396	(1.43)%	10,400
Western Alliance Bancorporation	441	(1.07)%	10,337
RLJ Lodging Trust	2,890	(1.10)%	10,209
Ares Management Corp. — Class A	428	(0.84)%	9,312
Equitable Holdings, Inc.	1,515	(1.36)%	8,671
Kennedy-Wilson Holdings, Inc.	2,294	(1.50)%	8,582
Equinix, Inc.	65	(1.47)%	8,483
Safehold, Inc.	551	(0.67)%	7,687
Sun Communities, Inc.	284	(1.56)%	7,399
Invitation Homes, Inc.	1,224	(1.50)%	7,389
KKR & Company, Inc. — Class A	654	(1.04)%	6,877
Ryman Hospitality Properties, Inc.	422	(1.11)%	5,946
Northern Trust Corp.	272	(0.91)%	5,920
Goldman Sachs Group, Inc.	207	(2.12)%	5,777
Regions Financial Corp.	1,687	(1.09)%	5,682
Bank of America Corp.	490	(0.53)%	4,572
Americold Realty Trust, Inc.	1,073	(1.11)%	4,539
Alexandria Real Estate Equities, Inc.	87	(0.44)%	4,499
Welltower, Inc.	594	(1.69)%	4,223
Wells Fargo & Co.	786	(1.06)%	4,045
Xenia Hotels & Resorts, Inc.	1,130	(0.57)%	3,540
Host Hotels & Resorts, Inc.	2,349	(1.27)%	3,497
SLM Corp.	893	(0.49)%	3,337
Crown Castle International Corp.	232	(1.35)%	3,194
Raymond James Financial, Inc.	409	(1.26)%	2,950
Sunstone Hotel Investors, Inc.	1,519	(0.52)%	2,764
Assured Guaranty Ltd.	501	(0.96)%	1,937
JPMorgan Chase & Co.	123	(0.48)%	1,919
Popular, Inc.	269	(0.71)%	1,461
EastGroup Properties, Inc.	148	(0.79)%	1,402
Equity LifeStyle Properties, Inc.	558	(1.36)%	1,346
UMB Financial Corp.	259	(0.77)%	1,261
SBA Communications Corp.	91	(1.00)%	1,183
Camden Property Trust	101	(0.47)%	538
Extra Space Storage, Inc.	126	(0.74)%	524
Iron Mountain, Inc.	867	(1.46)%	121
Arthur J Gallagher & Co.	137	(0.77)%	(208)
American Tower Corp. — Class A	188	(1.66)%	(1,491)
Total Financial			236,549

Consumer, Cyclical
MillerKnoll, Inc.	1,449	(1.31)%	15,238
Caesars Entertainment, Inc.	344	(0.45)%	10,678
American Airlines Group, Inc.	1,472	(0.64)%	7,372
Copart, Inc.	312	(1.17)%	5,679
Hilton Worldwide Holdings, Inc.	154	(0.59)%	5,353
Floor & Decor Holdings, Inc. — Class A	209	(0.45)%	2,497
WESCO International, Inc.	158	(0.58)%	2,135

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CarMax, Inc.	143	(0.45)%	$1,651
Las Vegas Sands Corp.	645	(0.75)%	1,493
Lululemon Athletica, Inc.	36	(0.34)%	1,045
IAA, Inc.	444	(0.50)%	830
Healthcare Services Group, Inc.	1,520	(0.91)%	(658)
Total Consumer, Cyclical			53,313

Utilities
Edison International	768	(1.68)%	4,650
Public Service Enterprise Group, Inc.	783	(1.71)%	3,216
Entergy Corp.	445	(1.73)%	2,575
New Jersey Resources Corp.	712	(1.09)%	1,461
ONE Gas, Inc.	370	(1.04)%	(946)
Atmos Energy Corp.	460	(1.78)%	(4,584)
Total Utilities			6,372

Energy
Hess Corp.	163	(0.60)%	4,005
Helmerich & Payne, Inc.	569	(0.85)%	2,555
Patterson-UTI Energy, Inc.	2,038	(1.11)%	2,162
Baker Hughes Co.	552	(0.55)%	1,662
NOV, Inc.	1,280	(0.75)%	(564)
Halliburton Co.	1,269	(1.37)%	(9,891)
Total Energy			(71)

Technology
ZoomInfo Technologies, Inc. — Class A	410	(0.47)%	8,544
Wolfspeed, Inc.	237	(0.52)%	2,942
Broadridge Financial Solutions, Inc.	366	(1.80)%	1,138
Duolingo, Inc.	56	(0.17)%	739
Veeva Systems, Inc. — Class A	138	(0.94)%	(2,892)
Total Technology			10,471

Industrial
Stericycle, Inc.	946	(1.43)%	21,593
Stanley Black & Decker, Inc.	304	(1.10)%	8,686
Jacobs Engineering Group, Inc.	392	(1.72)%	5,095
Deere & Co.	39	(0.40)%	2,307
Waste Management, Inc.	338	(1.78)%	1,671
Howmet Aerospace, Inc.	1,060	(1.15)%	1,383
Tetra Tech, Inc.	295	(1.39)%	709
TransDigm Group, Inc.	40	(0.74)%	(424)
Exponent, Inc.	290	(0.92)%	(476)
Casella Waste Systems, Inc. — Class A	444	(1.11)%	(1,698)
Republic Services, Inc. — Class A	214	(0.97)%	(1,893)
Total Industrial			36,953

Communications
Walt Disney Co.	235	(0.77)%	3,870
Uber Technologies, Inc.	570	(0.40)%	2,980
Total Communications			6,850
Total MS Long/Short Equity Short Custom Basket			$427,056

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
AbbVie, Inc.	289	0.93%	10,545
Bristol-Myers Squibb Co.	704	1.15%	10,233
Prestige Consumer Healthcare, Inc.	743	0.94%	7,824
Amphastar Pharmaceuticals, Inc.	453	0.34%	7,012
Molson Coors Beverage Co. — Class B	328	0.38%	5,520
Vertex Pharmaceuticals, Inc.	185	1.12%	5,502
Innoviva, Inc.	1,661	0.53%	4,915
TreeHouse Foods, Inc.	341	0.31%	3,893
Merck & Company, Inc.	441	0.86%	3,791
Perdoceo Education Corp.	3,829	0.97%	3,217
Regeneron Pharmaceuticals, Inc.	67	0.85%	2,343
Halozyme Therapeutics, Inc.	357	0.34%	2,199
Church & Dwight Company, Inc.	401	0.80%	1,871
Royalty Pharma plc — Class A	536	0.48%	1,775
Eagle Pharmaceuticals, Inc.	712	0.68%	1,723
Kellogg Co.	625	0.96%	1,317
Hologic, Inc.	571	0.85%	1,148
Waters Corp.	60	0.43%	764
Supernus Pharmaceuticals, Inc.	910	0.56%	576
Danaher Corp.	107	0.58%	496
Jazz Pharmaceuticals plc	102	0.34%	379
Centene Corp.	231	0.42%	376
Gilead Sciences, Inc.	455	0.60%	163
Conagra Brands, Inc.	1,654	1.21%	(211)
Kimberly-Clark Corp.	408	1.18%	(282)
Pfizer, Inc.	266	0.30%	(405)
Keurig Dr Pepper, Inc.	666	0.50%	(482)
Ingredion, Inc.	226	0.43%	(1,135)
AmerisourceBergen Corp. — Class A	233	0.71%	(1,341)
SpartanNash Co.	399	0.26%	(1,546)
Laboratory Corporation of America Holdings	43	0.22%	(1,716)
Tyson Foods, Inc. — Class A	488	0.90%	(1,781)
FleetCor Technologies, Inc.	66	0.30%	(2,485)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
EVERTEC, Inc.	343	0.27%	$(3,003)
Constellation Brands, Inc. — Class A	206	1.03%	(3,325)
Horizon Therapeutics plc	124	0.21%	(3,717)
Procter & Gamble Co.	367	1.13%	(3,789)
John B Sanfilippo & Son, Inc.	681	1.06%	(5,950)
Abbott Laboratories	428	1.00%	(5,966)
USANA Health Sciences, Inc.	381	0.59%	(9,086)
Vanda Pharmaceuticals, Inc.	1,903	0.44%	(9,276)
Baxter International, Inc.	743	1.02%	(11,424)
Total Consumer, Non-cyclical			10,662

Basic Materials
American Vanguard Corp.	610	0.29%	796
Ingevity Corp.	209	0.28%	1
NewMarket Corp.	45	0.29%	(530)
Westlake Corp.	240	0.50%	(3,017)
AdvanSix, Inc.	393	0.28%	(4,091)
Minerals Technologies, Inc.	781	1.03%	(4,445)
Olin Corp.	242	0.24%	(4,607)
Huntsman Corp.	636	0.39%	(4,930)
Dow, Inc.	800	0.88%	(5,012)
HB Fuller Co.	568	0.73%	(5,532)
LyondellBasell Industries N.V. — Class A	480	0.90%	(6,176)
International Paper Co.	1,125	1.01%	(6,905)
Southern Copper Corp.	408	0.44%	(9,868)
Total Basic Materials			(54,316)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	776	0.64%	1,800
Winnebago Industries, Inc.	233	0.24%	(217)
Thor Industries, Inc.	170	0.27%	(373)
Tri Pointe Homes, Inc.	769	0.28%	(1,857)
Columbia Sportswear Co.	142	0.22%	(2,244)
Methode Electronics, Inc.	582	0.46%	(3,409)
Walgreens Boots Alliance, Inc.	474	0.38%	(3,416)
Alaska Air Group, Inc.	367	0.31%	(3,737)
Whirlpool Corp.	249	0.83%	(8,927)
Total Consumer, Cyclical			(22,380)

Financial
Northwest Bancshares, Inc.	4,109	1.13%	2,209
Banner Corp.	917	1.10%	1,098
Getty Realty Corp.	793	0.45%	107
Preferred Bank/Los Angeles CA	595	0.87%	(75)
Global Net Lease, Inc.	3,716	1.13%	(653)
AMERISAFE, Inc.	426	0.47%	(1,179)
S&T Bancorp, Inc.	1,861	1.09%	(1,544)
Office Properties Income Trust	1,633	0.70%	(1,636)
Encore Capital Group, Inc.	414	0.51%	(1,648)
PennyMac Financial Services, Inc.	430	0.40%	(1,664)
NMI Holdings, Inc. — Class A	913	0.33%	(1,876)
Enstar Group Ltd.	199	0.91%	(2,238)
Highwoods Properties, Inc.	591	0.43%	(2,434)
Piper Sandler Cos.	157	0.38%	(2,906)
OneMain Holdings, Inc.	335	0.27%	(3,124)
Radian Group, Inc.	1,053	0.44%	(3,163)
Fidelity National Financial, Inc.	795	0.63%	(4,049)
BankUnited, Inc.	715	0.54%	(4,291)
MGIC Investment Corp.	2,513	0.68%	(4,532)
Stewart Information Services Corp.	508	0.54%	(4,776)
Interactive Brokers Group, Inc. — Class A	370	0.44%	(4,806)
SL Green Realty Corp.	445	0.44%	(5,010)
National Bank Holdings Corp. — Class A	1,310	1.07%	(5,328)
Central Pacific Financial Corp.	979	0.45%	(5,463)
Essent Group Ltd.	1,068	0.89%	(5,846)
HomeStreet, Inc.	429	0.32%	(6,184)
Weyerhaeuser Co.	1,195	0.85%	(6,357)
Eagle Bancorp, Inc.	1,004	1.02%	(6,496)
PotlatchDeltic Corp.	602	0.57%	(6,785)
Bread Financial Holdings, Inc.	419	0.33%	(7,401)
Meta Financial Group, Inc.	777	0.64%	(14,417)
Total Financial			(112,467)

Communications
Viavi Solutions, Inc.	715	0.20%	1,060
T-Mobile US, Inc.	259	0.75%	326
Juniper Networks, Inc.	508	0.31%	(1,046)
Alphabet, Inc. — Class C	7	0.33%	(1,599)
Gogo, Inc.	1,104	0.38%	(2,233)
Meta Platforms, Inc. — Class A	151	0.52%	(2,963)
Verizon Communications, Inc.	1,044	1.14%	(3,133)
InterDigital, Inc.	806	1.05%	(3,606)
NETGEAR, Inc.	545	0.22%	(4,427)
Total Communications			(17,621)

Energy
Occidental Petroleum Corp.	210	0.26%	(1,052)
Kinder Morgan, Inc.	1,428	0.51%	(2,574)
Phillips 66	98	0.17%	(2,841)
DT Midstream, Inc.	401	0.42%	(3,563)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
SunCoke Energy, Inc.	2,091	0.31%	$(4,291)
Antero Midstream Corp.	2,419	0.47%	(4,347)
Targa Resources Corp.	309	0.40%	(5,112)
Valero Energy Corp.	142	0.32%	(5,667)
Equitrans Midstream Corp.	3,106	0.42%	(6,341)
Chevron Corp.	176	0.55%	(6,563)
Williams Companies, Inc.	1,425	0.95%	(7,559)
Exxon Mobil Corp.	521	0.96%	(10,164)
Total Energy			(60,074)

Industrial
OSI Systems, Inc.	621	1.14%	3,512
Dorian LPG Ltd.	918	0.30%	2,285
Vishay Intertechnology, Inc.	2,586	0.99%	2,183
Mueller Industries, Inc.	232	0.26%	2,107
Sanmina Corp.	361	0.32%	804
Amcor plc	1,510	0.40%	(574)
Energizer Holdings, Inc.	521	0.32%	(815)
Keysight Technologies, Inc.	72	0.21%	(859)
Insteel Industries, Inc.	344	0.25%	(1,392)
Garmin Ltd.	270	0.57%	(1,486)
Oshkosh Corp.	110	0.19%	(1,548)
Fortune Brands Home & Security, Inc.	206	0.26%	(1,922)
Louisiana-Pacific Corp.	279	0.31%	(2,276)
Snap-on, Inc.	102	0.43%	(2,589)
Atlas Air Worldwide Holdings, Inc.	264	0.35%	(2,666)
Sealed Air Corp.	350	0.43%	(2,809)
Knowles Corp.	2,577	0.96%	(3,651)
Eagle Materials, Inc.	308	0.73%	(4,562)
Encore Wire Corp.	114	0.25%	(4,610)
Standex International Corp.	490	0.89%	(5,039)
Packaging Corporation of America	332	0.98%	(5,104)
Sturm Ruger & Company, Inc.	705	0.96%	(5,486)
Vontier Corp.	1,985	0.98%	(10,172)
Total Industrial			(46,669)

Technology
CSG Systems International, Inc.	884	1.13%	12,179
Genpact Ltd.	1,188	1.08%	290
NetApp, Inc.	754	1.05%	284
Rambus, Inc.	685	0.32%	(27)
Lumentum Holdings, Inc.	149	0.25%	(1,248)
Oracle Corp.	238	0.36%	(1,752)
Semtech Corp.	410	0.48%	(2,554)
Qorvo, Inc.	206	0.42%	(4,162)
Cirrus Logic, Inc.	651	1.01%	(6,213)
Xperi Holding Corp.	1,347	0.42%	(6,877)
Micron Technology, Inc.	514	0.61%	(8,100)
Total Technology			(18,180)
Utilities
IDACORP, Inc.	477	1.08%	5,958
Chesapeake Utilities Corp.	303	0.84%	2,779
Otter Tail Corp.	458	0.66%	1,986
MGE Energy, Inc.	613	1.02%	1,079
California Water Service Group	269	0.32%	(602)
Portland General Electric Co.	511	0.53%	(806)
Xcel Energy, Inc.	336	0.51%	(959)
NorthWestern Corp.	671	0.85%	(1,308)
Hawaiian Electric Industries, Inc.	536	0.47%	(1,485)
Southern Co.	655	1.00%	(1,910)
UGI Corp.	434	0.36%	(2,326)
OGE Energy Corp.	1,307	1.08%	(3,140)
PPL Corp.	1,592	0.93%	(3,569)
National Fuel Gas Co.	714	1.01%	(6,681)
Total Utilities			(10,984)
Total GS Long/Short Equity Long Custom Basket			$(332,029)

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Equifax, Inc.	214	(1.36)%	12,385
Viad Corp.	721	(0.69)%	12,230
CoStar Group, Inc.	871	(1.81)%	11,596
ASGN, Inc.	367	(1.14)%	11,055
TransUnion	243	(0.67)%	7,776
Verisk Analytics, Inc. — Class A	164	(0.98)%	7,362
Cintas Corp.	134	(1.72)%	5,998
Cal-Maine Foods, Inc.	553	(0.94)%	3,354
Clarivate plc	816	(0.39)%	2,080
Quanta Services, Inc.	209	(0.90)%	1,211
Driven Brands Holdings, Inc.	1,246	(1.18)%	917
Mister Car Wash, Inc.	437	(0.16)%	625
Inspire Medical Systems, Inc.	80	(0.50)%	565
Patterson Companies, Inc.	762	(0.80)%	227
Lamb Weston Holdings, Inc.	222	(0.55)%	(685)
Total Consumer, Non-cyclical			76,696

Financial
State Street Corp.	739	(1.57)%	15,779
Park Hotels & Resorts, Inc.	2,500	(1.17)%	14,770
Outfront Media, Inc.	1,695	(0.99)%	13,201
Signature Bank	134	(0.83)%	11,731
Howard Hughes Corp.	512	(1.20)%	11,312
Kite Realty Group Trust	2,396	(1.43)%	10,431
Western Alliance Bancorporation	441	(1.07)%	10,341
RLJ Lodging Trust	2,890	(1.10)%	10,022

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ares Management Corp. — Class A	428	(0.84)%	$9,308
Equitable Holdings, Inc.	1,515	(1.36)%	8,662
Kennedy-Wilson Holdings, Inc.	2,294	(1.50)%	8,560
Equinix, Inc.	65	(1.47)%	8,445
Safehold, Inc.	551	(0.67)%	7,802
Invitation Homes, Inc.	1,224	(1.50)%	7,391
Sun Communities, Inc.	284	(1.56)%	7,384
KKR & Company, Inc. — Class A	654	(1.04)%	6,947
Morgan Stanley	864	(2.26)%	6,582
Ryman Hospitality Properties, Inc.	422	(1.11)%	5,935
Northern Trust Corp.	272	(0.90)%	5,740
Regions Financial Corp.	1,687	(1.09)%	5,700
Bank of America Corp.	490	(0.53)%	4,587
Americold Realty Trust, Inc.	1,073	(1.11)%	4,512
Alexandria Real Estate Equities, Inc.	87	(0.43)%	4,504
Welltower, Inc.	594	(1.69)%	4,226
Wells Fargo & Co.	786	(1.06)%	4,034
Xenia Hotels & Resorts, Inc.	1,130	(0.57)%	3,867
Host Hotels & Resorts, Inc.	2,349	(1.27)%	3,492
SLM Corp.	893	(0.49)%	3,371
Crown Castle International Corp.	232	(1.35)%	3,188
Raymond James Financial, Inc.	409	(1.26)%	3,021
Sunstone Hotel Investors, Inc.	1,519	(0.52)%	2,704
JPMorgan Chase & Co.	123	(0.48)%	1,948
Assured Guaranty Ltd.	501	(0.96)%	1,930
Equity LifeStyle Properties, Inc.	558	(1.35)%	1,722
EastGroup Properties, Inc.	148	(0.79)%	1,486
Popular, Inc.	269	(0.71)%	1,448
UMB Financial Corp.	259	(0.77)%	1,244
SBA Communications Corp.	91	(1.00)%	1,172
Extra Space Storage, Inc.	126	(0.74)%	680
Camden Property Trust	101	(0.47)%	596
Iron Mountain, Inc.	867	(1.45)%	70
Arthur J Gallagher & Co.	137	(0.77)%	(152)
American Tower Corp. — Class A	188	(1.66)%	(1,508)
Total Financial			238,185

Consumer, Cyclical
MillerKnoll, Inc.	1,449	(1.31)%	15,236
Caesars Entertainment, Inc.	344	(0.45)%	10,713
American Airlines Group, Inc.	1,472	(0.64)%	7,409
Copart, Inc.	312	(1.17)%	5,652
Hilton Worldwide Holdings, Inc.	154	(0.59)%	5,354
Floor & Decor Holdings, Inc. — Class A	209	(0.45)%	2,511
WESCO International, Inc.	158	(0.58)%	2,205
CarMax, Inc.	143	(0.45)%	1,686
Las Vegas Sands Corp.	645	(0.75)%	1,490
Lululemon Athletica, Inc.	36	(0.34)%	1,050
IAA, Inc.	444	(0.50)%	875
Healthcare Services Group, Inc.	1,520	(0.91)%	(572)
Total Consumer, Cyclical			53,609

Utilities
Edison International	768	(1.67)%	4,963
Public Service Enterprise Group, Inc.	783	(1.71)%	3,455
Entergy Corp.	445	(1.73)%	2,637
New Jersey Resources Corp.	712	(1.09)%	1,479
ONE Gas, Inc.	370	(1.04)%	(947)
Atmos Energy Corp.	460	(1.78)%	(4,612)
Total Utilities			6,975

Energy
Hess Corp.	163	(0.59)%	4,049
Helmerich & Payne, Inc.	569	(0.84)%	2,541
Patterson-UTI Energy, Inc.	2,038	(1.11)%	2,293
Baker Hughes Co.	552	(0.55)%	1,670
NOV, Inc.	1,280	(0.75)%	(591)
Halliburton Co.	1,269	(1.37)%	(9,843)
Total Energy			119

Technology
ZoomInfo Technologies, Inc. — Class A	410	(0.47)%	8,610
Wolfspeed, Inc.	237	(0.52)%	2,986
Broadridge Financial Solutions, Inc.	366	(1.80)%	1,159
Duolingo, Inc.	56	(0.17)%	755
Veeva Systems, Inc. — Class A	138	(0.94)%	(2,931)
Total Technology			10,579

Industrial
Stericycle, Inc.	946	(1.43)%	21,750
Stanley Black & Decker, Inc.	304	(1.10)%	8,694
Jacobs Engineering Group, Inc.	392	(1.72)%	5,112
Deere & Co.	39	(0.40)%	2,318
Waste Management, Inc.	338	(1.78)%	2,041
Howmet Aerospace, Inc.	1,060	(1.15)%	1,321

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Tetra Tech, Inc.	295	(1.39)%	$752
TransDigm Group, Inc.	40	(0.74)%	(288)
Exponent, Inc.	290	(0.91)%	(492)
Casella Waste Systems, Inc. — Class A	444	(1.11)%	(1,696)
Republic Services, Inc. — Class A	214	(0.96)%	(1,905)
Total Industrial			37,607

Communications
Walt Disney Co.	235	(0.76)%	3,866
Uber Technologies, Inc.	570	(0.40)%	3,001
Total Communications			6,867
Total GS Long/Short Equity Short Custom Basket			430,637

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
VICI Properties, Inc.	16,860	7.50%	56,715
Sun Communities, Inc.	2,795	6.66%	49,948
Gaming and Leisure Properties, Inc.	6,390	4.38%	33,188
Ventas, Inc.	4,152	3.19%	21,567
AvalonBay Communities, Inc.	1,705	4.95%	17,210
Agree Realty Corp.	2,568	2.77%	16,619
Equity Residential	4,734	5.11%	14,297
Ryman Hospitality Properties, Inc.	3,052	3.47%	11,716
Duke Realty Corp.	2,978	2.45%	8,515
American Campus Communities, Inc.	477	0.46%	7,752
CareTrust REIT, Inc.	9,855	2.72%	7,319
American Tower Corp. — Class A	388	1.48%	825
Invitation Homes, Inc.	8,246	4.39%	443
Life Storage, Inc.	1	0.00%	56
SBA Communications Corp.	307	1.47%	(710)
Crown Castle International Corp.	584	1.47%	(1,992)
Brixmor Property Group, Inc.	6,374	1.93%	(2,768)
Piedmont Office Realty Trust, Inc. — Class A	1,960	0.38%	(2,886)
DiamondRock Hospitality Co.	21,085	2.59%	(10,580)
Four Corners Property Trust, Inc.	13,972	5.56%	(10,580)
Rexford Industrial Realty, Inc.	4,128	3.55%	(16,315)
Acadia Realty Trust	3,669	0.86%	(18,461)
American Assets Trust, Inc.	7,947	3.53%	(20,127)
SITE Centers Corp.	20,744	4.18%	(23,276)
Kite Realty Group Trust	7,496	1.94%	(23,471)
National Storage Affiliates Trust	8,707	6.52%	(23,824)
NETSTREIT Corp.	12,448	3.51%	(25,364)
Alexandria Real Estate Equities, Inc.	1,904	4.13%	(40,565)
Empire State Realty Trust, Inc. — Class A	15,281	1.61%	(40,645)
Cousins Properties, Inc.	8,277	3.62%	(56,327)
Xenia Hotels & Resorts, Inc.	16,659	3.62%	(56,628)
Total Financial			(128,405)
Total MS Equity Market Neutral Long Custom Basket			$(128,405)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	11,387	(3.76)%	100,019
Broadstone Net Lease, Inc.	18,038	(5.43)%	84,988
Office Properties Income Trust	12,529	(3.67)%	76,028
STORE Capital Corp.	9,231	(3.53)%	66,474
Omega Healthcare Investors, Inc.	10,405	(4.31)%	63,798
Host Hotels & Resorts, Inc.	21,021	(4.84)%	49,474
STAG Industrial, Inc.	7,065	(3.20)%	35,269
Necessity Retail REIT, Inc.	25,682	(2.74)%	31,904
Apple Hospitality REIT, Inc.	19,384	(4.17)%	29,973
Camden Property Trust	1,801	(3.56)%	26,303
Washington Real Estate Investment Trust	14,207	(4.44)%	24,598
Apartment Income REIT Corp.	3,983	(2.43)%	22,560
RLJ Lodging Trust	3,938	(0.64)%	17,449
Essex Property Trust, Inc.	1,105	(4.24)%	16,465
LTC Properties, Inc.	5,670	(3.20)%	10,746
Corporate Office Properties Trust	4,511	(1.73)%	6,610
Public Storage	669	(3.07)%	6,450
Equity Commonwealth	10,199	(4.12)%	1,712
Extra Space Storage, Inc.	1,252	(3.13)%	1,093
Americold Realty Trust, Inc.	4,046	(1.78)%	(1,284)
Realty Income Corp.	9,731	(9.75)%	(3,287)
Phillips Edison & Company, Inc.	12,990	(6.37)%	(7,748)
Mid-America Apartment Communities, Inc.	2,670	(6.85)%	(13,253)
Total Financial			646,341

Exchange Traded Funds
Vanguard Real Estate ETF	6,755	(9.04)%	95,406
Total MS Equity Market Neutral Short Custom Basket			$741,747

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
VICI Properties, Inc.	16,860	7.54%	56,602
Gaming and Leisure Properties, Inc.	6,390	4.39%	33,111
Ventas, Inc.	4,152	3.20%	21,502
Sun Communities, Inc.	2,795	6.67%	21,391

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
AvalonBay Communities, Inc.	1,705	4.96%	$16,969
Agree Realty Corp.	2,568	2.77%	15,808
Equity Residential	4,734	5.12%	13,950
Ryman Hospitality Properties, Inc.	3,052	3.47%	12,518
Duke Realty Corp.	2,978	2.45%	9,577
American Campus Communities, Inc.	477	0.46%	7,503
CareTrust REIT, Inc.	9,855	2.72%	7,160
American Tower Corp. — Class A	388	1.48%	791
Invitation Homes, Inc.	8,246	4.39%	408
SBA Communications Corp.	307	1.47%	(596)
Piedmont Office Realty Trust, Inc. — Class A	1,960	0.39%	(1,011)
Crown Castle International Corp.	584	1.47%	(1,851)
Brixmor Property Group, Inc.	6,374	1.93%	(2,746)
Four Corners Property Trust, Inc.	13,972	5.56%	(10,256)
DiamondRock Hospitality Co.	21,085	2.59%	(10,772)
Acadia Realty Trust	3,110	0.73%	(15,523)
Rexford Industrial Realty, Inc.	4,128	3.56%	(16,450)
American Assets Trust, Inc.	7,947	3.53%	(19,856)
SITE Centers Corp.	20,744	4.18%	(20,928)
Kite Realty Group Trust	7,496	1.94%	(23,430)
National Storage Affiliates Trust	8,707	6.53%	(24,081)
NETSTREIT Corp.	12,448	3.52%	(25,100)
Alexandria Real Estate Equities, Inc.	1,904	4.13%	(40,458)
Empire State Realty Trust, Inc. — Class A	15,281	1.61%	(41,271)
Cousins Properties, Inc.	8,277	3.62%	(56,182)
Xenia Hotels & Resorts, Inc.	16,659	3.62%	(56,679)
Total Financial			(149,900)
Total GS Equity Market Neutral Long Custom Basket			$(149,900)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	11,387	(3.76)%	100,711
Broadstone Net Lease, Inc.	18,038	(5.43)%	81,572
Office Properties Income Trust	12,529	(3.67)%	77,100
STORE Capital Corp.	9,231	(3.53)%	66,706
Omega Healthcare Investors, Inc.	10,405	(4.31)%	65,052
Host Hotels & Resorts, Inc.	21,021	(4.84)%	49,707
STAG Industrial, Inc.	7,065	(3.20)%	34,898
Necessity Retail REIT, Inc.	25,682	(2.74)%	32,107
Camden Property Trust	1,801	(3.56)%	26,290
Washington Real Estate Investment Trust	14,207	(4.44)%	23,937
Apartment Income REIT Corp.	3,983	(2.43)%	22,652
Apple Hospitality REIT, Inc.	19,384	(4.17)%	22,617
RLJ Lodging Trust	3,938	(0.64)%	17,490
Essex Property Trust, Inc.	1,105	(4.24)%	15,002
LTC Properties, Inc.	5,670	(3.20)%	10,814
Corporate Office Properties Trust	4,511	(1.73)%	6,626
Public Storage	669	(3.07)%	6,518
Equity Commonwealth	10,199	(4.12)%	1,809
Extra Space Storage, Inc.	1,252	(3.13)%	1,113
Americold Realty Trust, Inc.	4,046	(1.78)%	(1,421)
Realty Income Corp.	9,731	(9.75)%	(3,786)
Phillips Edison & Company, Inc.	12,990	(6.37)%	(9,953)
Mid-America Apartment Communities, Inc.	2,670	(6.85)%	(13,737)
Total Financial			633,824

Exchange Traded Funds
Vanguard Real Estate ETF	6,755	(9.04)%	95,629
Total GS Equity Market Neutral Short Custom Basket			$729,453

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at June 30, 2022.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$18,973,809	$—	$—		$18,973,809
Rights	—	—	—	*	—
Mutual Funds	9,592,821	—	—		9,592,821
Closed-End Funds	2,979,704	—	—		2,979,704
U.S. Treasury Bills	—	5,507,946	—		5,507,946
Repurchase Agreements	—	11,005,451	—		11,005,451
Securities Lending Collateral	18,601	—	—		18,601
Commodity Futures Contracts**	308,185	—	—		308,185
Interest Rate Futures Contracts**	175,411	67,535	—		242,946
Equity Futures Contracts**	47,699	11,162	—		58,861
Currency Futures Contracts**	57,959	—	—		57,959
Equity Custom Basket Swap Agreements**	—	2,328,893	—		2,328,893
Total Assets	$32,154,189	$18,920,987	$—		$51,075,176

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,792,239	$—	$—	$1,792,239
Exchange-Traded Funds	3,530,796	—	—	3,530,796
Commodity Futures Contracts**	445,427	—	—	445,427
Currency Futures Contracts**	219,391	—	—	219,391
Equity Futures Contracts**	35,710	—	—	35,710
Interest Rate Futures Contracts**	30,702	—	—	30,702
Equity Custom Basket Swap Agreements**	—	937,914	—	937,914
Total Liabilities	$6,054,265	$937,914	$—	$6,992,179

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,687,069	$—	$—	$—	$(79,921)	$2,607,148	108,001	$22,636
Guggenheim Strategy Fund III	2,484,199	—	—	—	(81,384)	2,402,815	99,249	21,229
Guggenheim Ultra Short Duration Fund — Institutional Class	2,558,734	—	—	—	(69,643)	2,489,091	257,937	15,059
Guggenheim Variable Insurance Strategy Fund III	2,160,414	—	—	—	(66,647)	2,093,767	86,555	17,870
	$9,890,416	$—	$—	$—	$(297,595)	$9,592,821		$76,794

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $18,084 of securities loaned (cost $28,162,097)	$27,480,060
Investments in affiliated issuers, at value (cost $9,906,756)	9,592,821
Repurchase agreements, at value (cost $11,005,451)	11,005,451
Cash	7,132,330
Segregated cash with broker	201,261
Unrealized appreciation on OTC swap agreements	2,328,893
Receivables:
Fund shares sold	57,182
Securities sold	41,424
Dividends	39,653
Securities lending income	1,189
Interest	446
Total assets	57,880,710

Liabilities:
Securities sold short, at value (proceeds $6,054,067)	5,323,035
Unrealized depreciation on OTC swap agreements	937,914
Payable for:
Swap settlement	142,154
Management fees	47,759
Variation margin on futures contracts	33,545
Return of securities lending collateral	18,601
Fund shares redeemed	18,382
Trustees’ fees*	582
Miscellaneous	4,710
Total liabilities	6,526,682
Commitments and contingent liabilities (Note 11)	—
Net assets	$51,354,028

Net assets consist of:
Paid in capital	$51,099,059
Total distributable earnings (loss)	254,969
Net assets	$51,354,028
Capital shares outstanding	1,931,743
Net asset value per share	$26.58

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $254)	$76,108
Dividends from securities of affiliated issuers	76,794
Interest	20,922
Income from securities lending, net	7,548
Total investment income	181,372

Expenses:
Management fees	286,129
Short sales dividend expense	67,246
Interest expense	42,532
Miscellaneous	4,467
Total expenses	400,374
Less:
Expenses waived by Adviser	(13,274)
Net expenses	387,100
Net investment loss	(205,728)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	658,481
Investments in unaffiliated issuers sold short	(460,151)
Swap agreements	(63,883)
Futures contracts	680,437
Foreign currency transactions	(3,713)
Net realized gain	811,171
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,886,218)
Investments in affiliated issuers	(297,595)
Investments in unaffiliated issuers sold short	1,851,392
Swap agreements	(1,235,128)
Futures contracts	121,875
Foreign currency translations	973
Net change in unrealized appreciation (depreciation)	(1,444,701)
Net realized and unrealized loss	(633,530)
Net decrease in net assets resulting from operations	$(839,258)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(205,728)	$(194,117)
Net realized gain on investments	811,171	1,956,793
Net change in unrealized appreciation (depreciation) on investments	(1,444,701)	1,313,474
Net increase (decrease) in net assets resulting from operations	(839,258)	3,076,150

Distributions to shareholders	—	(1,077,383)

Capital share transactions:
Proceeds from sale of shares	16,142,128	12,200,221
Distributions reinvested	—	1,077,383
Cost of shares redeemed	(7,797,724)	(11,740,269)
Net increase from capital share transactions	8,344,404	1,537,335
Net increase in net assets	7,505,146	3,536,102

Net assets:
Beginning of period	43,848,882	40,312,780
End of period	$51,354,028	$43,848,882

Capital share activity:
Shares sold	597,554	447,099
Shares issued from reinvestment of distributions	—	40,051
Shares redeemed	(288,998)	(437,203)
Net increase in shares	308,556	49,947

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$27.01	$25.62	$24.17	$23.55	$24.83	$23.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.12)	(.07)	.23	.20	(.09)
Net gain (loss) on investments (realized and unrealized)	(.32)	2.18	1.85	.97	(1.48)	.97
Total from investment operations	(.43)	2.06	1.78	1.20	(1.28)	.88
Less distributions from:
Net investment income	—	—	(.33)	(.58)	—	—
Net realized gains	—	(.67)	—	—	—	—
Total distributions	—	(.67)	(.33)	(.58)	—	—
Net asset value, end of period	$26.58	$27.01	$25.62	$24.17	$23.55	$24.83

Total Return[c]	(1.59%)	8.10%	7.39%	5.15%	(5.16%)	3.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,354	$43,849	$40,313	$34,610	$40,335	$43,695
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.45%)	(0.27%)	0.94%	0.85%	(0.39%)
Total expenses[d]	1.67%	1.92%	1.68%	1.72%	1.54%	1.88%
Net expenses[e,f]	1.61%	1.87%	1.63%	1.69%	1.52%	1.85%
Portfolio turnover rate	95%	180%	207%	163%	162%	158%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Excluding interest and dividend expense related to short sales, the net expense ratios for the periods presented would be:

06/30/22[a]	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
1.16%	1.16%	1.13%	1.16%	1.16%	1.16%

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI” or “Index”).

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	10.5%
Guggenheim Strategy Fund II	10.5%
Total	21.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Commodities Strategy Fund	33.70%	41.98%	10.47%	(2.97%)
S&P Goldman Sachs Commodity Index	35.80%	45.05%	11.67%	(1.83%)

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P Goldman Sachs Commodity Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 21.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	224,553	$2,166,935
Guggenheim Strategy Fund II1	89,740	2,166,327
Total Mutual Funds
(Cost $4,473,985)		4,333,262

	Face Amount
FEDERAL AGENCY NOTES†† - 26.6%
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	$5,000,000	4,999,870
Federal Farm Credit Bank
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	500,051
Total Federal Agency Notes
(Cost $5,500,000)		5,499,921

FEDERAL AGENCY DISCOUNT NOTES†† - 14.2%
Federal Home Loan Bank
0.81% due 09/14/22[2]	1,000,000	996,338
0.83% due 10/03/22[2]	609,000	606,044
Federal Farm Credit Bank
1.40% due 07/05/22[2]	1,330,000	1,329,793
Total Federal Agency Discount Notes
(Cost $2,935,786)		2,932,175

U.S. TREASURY BILLS†† - 10.3%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	2,118,000	2,116,917
Total U.S. Treasury Bills
(Cost $2,116,867)		2,116,917

REPURCHASE AGREEMENTS††,4 - 33.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	3,872,621	3,872,621
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	1,508,141	1,508,141
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	1,493,209	1,493,209
Total Repurchase Agreements
(Cost $6,873,971)		6,873,971

Total Investments - 105.4%
(Cost $21,900,609)		$21,756,246
Other Assets & Liabilities, net - (5.4)%		(1,108,798)
Total Net Assets - 100.0%		$20,647,448

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	117	Jul 2022	$20,782,125	$(1,965,200)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,333,262	$—	$—	$4,333,262
Federal Agency Notes	—	5,499,921	—	5,499,921
Federal Agency Discount Notes	—	2,932,175	—	2,932,175
U.S. Treasury Bills	—	2,116,917	—	2,116,917
Repurchase Agreements	—	6,873,971	—	6,873,971
Total Assets	$4,333,262	$17,422,984	$—	$21,756,246

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$1,965,200	$—	$—	$1,965,200

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,232,735	$—	$—	$—	$(66,408)	$2,166,327	89,740	$18,809
Guggenheim Ultra Short Duration Fund — Institutional Class	2,227,564	—	—	—	(60,629)	2,166,935	224,553	13,110
	$4,460,299	$—	$—	$—	$(127,037)	$4,333,262		$31,919

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $10,552,653)	$10,549,013
Investments in affiliated issuers, at value (cost $4,473,985)	4,333,262
Repurchase agreements, at value (cost $6,873,971)	6,873,971
Cash	111
Receivables:
Fund shares sold	22,093
Dividends	6,907
Interest	3,663
Total assets	21,789,020

Liabilities:
Payable for:
Variation margin on futures contracts	814,613
Fund shares redeemed	266,545
Management fees	14,605
Transfer agent and administrative fees	5,398
Investor service fees	5,017
Portfolio accounting fees	2,007
Trustees’ fees*	220
Miscellaneous	33,167
Total liabilities	1,141,572
Commitments and contingent liabilities (Note 11)	—
Net assets	$20,647,448

Net assets consist of:
Paid in capital	$18,107,363
Total distributable earnings (loss)	2,540,085
Net assets	$20,647,448
Capital shares outstanding	177,330
Net asset value per share	$116.44

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$31,919
Interest	35,416
Total investment income	67,335

Expenses:
Management fees	90,966
Investor service fees	25,696
Transfer agent and administrative fees	31,217
Professional fees	20,876
Portfolio accounting fees	10,278
Custodian fees	1,471
Trustees’ fees*	683
Miscellaneous	13,565
Total expenses	194,752
Less:
Expenses waived by Adviser	(16,606)
Net expenses	178,146
Net investment loss	(110,811)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	7,035,982
Net realized gain	7,035,982
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,525)
Investments in affiliated issuers	(127,037)
Futures contracts	(2,299,544)
Net change in unrealized appreciation (depreciation)	(2,430,106)
Net realized and unrealized gain	4,605,876
Net increase in net assets resulting from operations	$4,495,065

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(110,811)	$(95,443)
Net realized gain on investments	7,035,982	987,963
Net change in unrealized appreciation (depreciation) on investments	(2,430,106)	167,817
Net increase in net assets resulting from operations	4,495,065	1,060,337

Capital share transactions:
Proceeds from sale of shares	35,673,313	70,892,284
Cost of shares redeemed	(28,287,689)	(66,690,436)
Net increase from capital share transactions	7,385,624	4,201,848
Net increase in net assets	11,880,689	5,262,185

Net assets:
Beginning of period	8,766,759	3,504,574
End of period	$20,647,448	$8,766,759

Capital share activity:
Shares sold	322,123	860,618
Shares redeemed	(245,455)	(816,101)
Net increase in shares	76,668	44,517

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$87.09	$62.42	$81.37	$71.69	$87.44	$83.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.61)	(.96)	(.47)	.61	.67	— [c]
Net gain (loss) on investments (realized and unrealized)	29.96	25.63	(18.06)	10.26	(13.34)	3.70
Total from investment operations	29.35	24.67	(18.53)	10.87	(12.67)	3.70
Less distributions from:
Net investment income	—	—	(.42)	(1.19)	(3.08)	—
Total distributions	—	—	(.42)	(1.19)	(3.08)	—
Net asset value, end of period	$116.44	$87.09	$62.42	$81.37	$71.69	$87.44

Total Return[d]	33.70%	39.52%	(22.72%)	15.25%	(15.12%)	4.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,647	$8,767	$3,505	$3,193	$3,099	$4,731
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.20%)	(0.82%)	0.77%	0.75%	— [g]
Total expenses[e]	1.89%	1.86%	1.88%	1.98%	1.81%	1.82%
Net expenses[f]	1.73%	1.67%	1.69%	1.78%	1.69%	1.72%
Portfolio turnover rate	—	92%	123%	128%	187%	107%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	Less than 0.01%.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2022, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Long Short Equity Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
Commodities Strategy Fund	Non-diversified

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2022	% of Net Assets of the Fund at June 30, 2022
Global Managed Futures Strategy Fund	11/07/08	$1,605,153	7.7%
Multi-Hedge Strategies Fund	04/15/09	2,073,833	4.0%
Commodities Strategy Fund	07/21/09	2,641,495	12.8%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense.

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Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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(i) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.58% at June 30, 2022.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures

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contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Consolidated Statements of Assets and Liabilities; securities held as collateral are noted on the Consolidated Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	$23,232,171	$38,833,281
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	40,081,822	35,785,414
Commodities Strategy Fund	Index exposure, Liquidity	21,014,150	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$21,721,895	$23,142,154
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	24,349,062	20,352,434

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/currency/equity/interest rate futures contracts	—	Variation margin on futures contracts
Equity swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2022:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2022
Long Short Equity Fund	$—	$2,941,451	$—	$—	$—	$2,941,451
Global Managed Futures Strategy Fund	23,943	—	198,281	405,378	311,730	939,332
Multi-Hedge Strategies Fund	58,861	2,328,893	57,959	242,946	308,185	2,996,844

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2022
Long Short Equity Fund	$—	$1,322,962	$—	$—	$—	$1,322,962
Global Managed Futures Strategy Fund	48,163	—	152,612	30,103	821,836	1,052,714
Multi-Hedge Strategies Fund	35,710	937,914	219,391	30,702	445,427	1,669,144
Commodities Strategy Fund	—	—	—	—	1,965,200	1,965,200

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Consolidated Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations for the period ended June 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/currency/equity/interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Consolidated Statements of Operations categorized by primary risk exposure for the period ended June 30, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Long Short Equity Fund	$—	$343,251	$—	$—	$—	$343,251
Global Managed Futures Strategy Fund	(258,625)	—	520,222	684,366	693,225	1,639,188
Multi-Hedge Strategies Fund	(409,800)	(63,883)	(57,365)	(49,437)	1,197,039	616,554
Commodities Strategy Fund	—	—	—	—	7,035,982	7,035,982

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Long Short Equity Fund	$—	$(196,926)	$—	$—	$—	$(196,926)
Global Managed Futures Strategy Fund	(60,089)	—	124,069	391,591	(532,403)	(76,832)
Multi-Hedge Strategies Fund	(10,810)	(1,235,128)	(49,398)	326,302	(144,219)	(1,113,253)
Commodities Strategy Fund	—	—	—	—	(2,299,544)	(2,299,544)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Consolidated Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$2,941,451	$—	$2,941,451	$(1,322,962)	$—	$1,618,489
Multi-Hedge Strategies Fund	Custom basket swap agreements	2,328,893	—	2,328,893	(937,914)	—	1,390,979

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$1,322,962	$—	$1,322,962	$(1,322,962)	$—	$—
Multi-Hedge Strategies Fund	Custom basket swap agreements	937,914	—	937,914	(937,914)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Global Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	$79,751	$—
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	201,261	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

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Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2022, Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund waived $9,734, $10,140 and $13,878, respectively, related to advisory fees in the Subsidiary.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2022, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Global Managed Futures Strategy Fund	$88
Multi-Hedge Strategies Fund	3,134
Commodities Strategy Fund	2,728

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
1.48%			2.25% - 2.38%
Due 07/01/22	$63,434,433	$63,437,040	Due 08/15/49 - 05/15/51	$75,962,000	$64,703,114

			U.S. Treasury Strip
			0.00%
			Due 02/15/52	17	7
				75,962,017	64,703,121

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.42%			0.38%
Due 07/01/22	24,703,701	24,704,676	Due 07/15/23	24,697,345	25,197,803

BofA Securities, Inc.			U.S. Treasury Note
1.44%			0.88%
Due 07/01/22	24,459,110	24,460,089	Due 11/15/30	29,732,100	24,948,317

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In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Consolidated Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Long Short Equity Fund	$28,098	$(28,098)	$—	$29,234	$—	$29,234
Multi-Hedge Strategies Fund	18,084	(18,084)	—	18,601	—	18,601

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ consolidated financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

The Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from

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the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Long Short Equity Fund	$22,916,043	$3,580,985	$(3,318,518)	$262,467
Global Managed Futures Strategy Fund	21,492,680	939,409	(1,202,427)	(263,018)
Multi-Hedge Strategies Fund	43,110,707	4,096,620	(3,124,330)	972,290
Commodities Strategy Fund	21,964,406	56	(2,173,416)	(2,173,360)

Note 9 – Securities Transactions

For the period ended June 30, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$42,428,069	$42,526,437
Multi-Hedge Strategies Fund	42,993,740	37,106,746

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2022, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 6, 2022, the line of credit agreement was renewed and expires on June 5, 2023. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.56% for the period ended June 30, 2022. The Funds did not have any borrowings outstanding under this agreement at June 30, 2022.

The average daily balances borrowed for the period ended June 30, 2022, were as follows:

Fund	Average Daily Balance
Long Short Equity Fund	$90

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Note 11 – Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include Rydex Variable Trust. Defendants filed an opposition to the petition for certiorari on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

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On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition. On January 5, 2022, Plaintiff filed a petition for certiorari in the U.S. Supreme Court. That petition was denied on February 22, 2022.

As a result of the dismissals above, there are no longer claims pending against Rydex Variable Trust related to the Tribune LBO.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively.

Note 12 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions,

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public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the consolidated financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Contracts Review Committee

Rydex Variable Trust (the “Trust”) was organized as a Delaware statutory trust on June 11, 1998, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund***
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 2x Strategy Fund***

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●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund***
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 2x Strategy Fund***
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	Russell 2000 Fund***	●	S&P 500 Fund***
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”
***

The Fund has been organized as a series of the Trust but has not commenced operations, and shares of the Fund are not currently offered to investors. The investment advisory agreement for the Fund was not considered for renewal. Consequently, all references to “the Funds” or similar references hereafter should be understood as excluding such Fund.

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings in person on April 19, 2022 (the “April Meeting”) and on May 24-25, 2022 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and

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OTHER INFORMATION (Unaudited)(continued)

Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds. The Committee also noted that as of March 31, 2022, Security Investors had entered into a Macroeconomic Services Agreement, at no fee, with another Guggenheim affiliate, Guggenheim Partners Advisors, LLC, to receive certain global and sector macroeconomic analysis and insight along with other guidance.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2021, 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2021, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2021, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for other similar funds in the Guggenheim fund complex. The Committee also received certain updated performance information as of March 31, 2022 and April 30, 2022.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative

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OTHER INFORMATION (Unaudited)(continued)

to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2021, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2021, although its performance ranked in the third quartile of the broader peer group over the one-year period and in the fourth quartile of the broader peer group over the three- and five-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2021, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that each Fund’s returns ranked in the third quartile or better of its performance universe for each of the relevant periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted that as a part of the annual contract review process the Adviser contractually agreed to waive five basis points of its contractual advisory fee through August 1, 2023.2 The Committee also considered that each such Fund’s net effective management fee was competitive. The Committee noted that the higher total net expense ratio as compared to the peer fund was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are lower than those of the peer fund.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of each Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2021, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s representation that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

[2]

Inverse Government Long Bond Strategy, Inverse Dow 2x Strategy, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Inverse NASDAQ-100 Strategy, Inverse Russell 2000 Strategy, NASDAQ-100 2x Strategy, Europe 1.25x Strategy, Russell 2000 2x Strategy, Dow 2x Strategy, Russell 2000 1.5x Strategy, Inverse S&P 500 Strategy, Inverse Mid-Cap Strategy, S&P 500 2x Strategy and Mid Cap 1.5x Strategy.

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OTHER INFORMATION (Unaudited)(concluded)

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, Guggenheim’s overall expenses increased in 2021, which was primarily due to increased expenses in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-March 2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since August 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (August 2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-August 2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2021, to March 31, 2022. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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6.30.2022

Rydex Variable Trust Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

GuggenheimInvestments.com	RVASECF-SEMI-0622x1222

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	7
BASIC MATERIALS FUND	13
BIOTECHNOLOGY FUND	19
CONSUMER PRODUCTS FUND	25
ELECTRONICS FUND	31
ENERGY FUND	37
ENERGY SERVICES FUND	43
FINANCIAL SERVICES FUND	49
HEALTH CARE FUND	56
INTERNET FUND	62
LEISURE FUND	68
PRECIOUS METALS FUND	74
REAL ESTATE FUND	80
RETAILING FUND	87
TECHNOLOGY FUND	93
TELECOMMUNICATIONS FUND	100
TRANSPORTATION FUND	106
UTILITIES FUND	112
NOTES TO FINANCIAL STATEMENTS	118
OTHER INFORMATION	128
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	135
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	141
LIQUIDITY RISK MANAGEMENT PROGRAM	144

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2022

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 18 of our Funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2022.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Sector funds may not be suitable for all investors. Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the Fund’s holdings in issuers of the same or similar offerings. Certain of these Funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2022

Equity and fixed income markets declined during the first six months of 2022 amid market volatility, Federal Reserve policy, and global economic headwinds.

With the labor market overheated and inflation considerably above the U.S. Federal Reserve’s (the “Fed”) target, we have entered an uncomfortable regime where “good news is bad news,” and the “Fed put” is deeply out of the money. For the first time in many years, the Fed is aggressively tightening financial conditions in an effort to slow the economy, keep inflation expectations in check, and bring inflation down to the 2% target.

The Fed’s crusade to crush inflation is reverberating around the world, as the strengthening dollar is boosting inflation and inflation expectations in other countries, forcing central banks to tighten policy abruptly to avoid an erosion of their own credibility. The tightening of global financial conditions will likely restrain growth, which is also being hampered by supply-side constraints: the U.S. unemployment rate has fallen to just 3.6%, commodity markets have been roiled by Russia’s war in Ukraine, and the Chinese economy has been hobbled by renewed COVID-19 lockdowns and property sector woes.

Recession risks have clearly risen. The U.S. monthly real gross domestic product (“GDP”) has declined at an annual rate of 1.8% from October 2021 through May 2022. Available employment data remains strong, contradicting the recession narrative, but the pace of improvement in the labor market has slowed markedly since last fall. This indicates that the labor market has already started to cool even before the full impact of tighter financial conditions has been felt. High-frequency indicators and news reports point to a further slowdown in the job market in coming months.

Inflation is a lagging indicator and continues to run far above the Fed’s target. While commodity prices and other leading indicators of inflation have cooled in recent months, the all-important headline consumer price index (“CPI”) number sits at a cycle high of 9.1% year over year as of June. Our analysis indicates that a Fed-induced downturn will be required to bring inflation down to target. We expect the Fed will raise rates to a range of 3.50–3.75% by December, which may tip the economy into recession in 2023.

For the six-month period ended June 30, 2022, the S&P 500® Index* returned -19.96%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -19.57%. The return of the MSCI Emerging Markets Index* was -17.63%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -10.35% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -14.19%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI U.S. REIT Index is a free float market capitalization weighted index that is comprised of equity real estate investment trust (“REIT”) securities that belong to the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. REIT Index includes only REIT securities that are of reasonable size in terms of full and free float-adjusted market capitalization to ensure that the performance of the equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Consumer Discretionary Index is a sub-index of the S&P 500®. The Consumer Discretionary index includes companies in the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing.

S&P 500® Consumer Staples Index is a sub-index of the S&P 500®. The Consumer Staples index comprises companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.

S&P 500® Energy Index is a sub-index of the S&P 500®. The Energy index comprises companies whose businesses are dominated by either of the following activities: The construction or provision of oil rigs, drilling equipment and other energy-related equipment and services, including seismic data collection; companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels.

S&P 500® Financials Index is a sub-index of the S&P 500®. The Financials index contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment, and real estate, including REITs.

S&P 500® Health Care Index is a sub-index of the S&P 500®. The Health Care index encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The first group also includes companies operating in the health care technology industry. The second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals, biotechnology and life sciences products.

S&P 500® Industrials Index is a sub-index of the S&P 500®. The Industrials index includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace & defense, construction, engineering & building products, electrical equipment and industrial machinery; the provision of commercial services and supplies, including printing, environmental, office and security services; the provision of professional services, including employment and research & consulting services; or the provision of transportation services, including airlines, couriers, marine, road & rail and transportation infrastructure.

S&P 500® Information Technology Index is a sub-index of the S&P 500®. The Information Technology index covers the following general areas: technology software & services, including companies that primarily develop software in various fields such as the Internet, applications, systems, databases management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; secondly, technology hardware & equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment and related instruments; and thirdly, semiconductors & semiconductor equipment manufacturers.

S&P 500® Materials Index is a sub-index of the S&P 500®. The Materials index encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

S&P 500® Telecommunications Services Index is a sub-index of the S&P 500®. The Telecommunications Services index contains companies that provide communications services primarily through a fixed-line, cellular, wireless, high bandwidth and/or fiber optic cable network.

S&P 500® Utilities Index is a sub-index of the S&P 500®. The Utilities index encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2021 and ending June 30, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.76%	(19.64%)	$ 1,000.00	$ 803.60	$ 7.87
Basic Materials Fund	1.76%	(14.98%)	1,000.00	850.20	8.07
Biotechnology Fund	1.76%	(19.18%)	1,000.00	808.20	7.89
Consumer Products Fund	1.76%	(4.52%)	1,000.00	954.80	8.53
Electronics Fund	1.76%	(33.61%)	1,000.00	663.90	7.26
Energy Fund	1.77%	22.93%	1,000.00	1,229.30	9.78
Energy Services Fund	1.77%	12.57%	1,000.00	1,125.70	9.33
Financial Services Fund	1.76%	(20.05%)	1,000.00	799.50	7.85
Health Care Fund	1.76%	(16.41%)	1,000.00	835.90	8.01
Internet Fund	1.76%	(42.32%)	1,000.00	576.80	6.88
Leisure Fund	1.76%	(29.73%)	1,000.00	702.70	7.43
Precious Metals Fund	1.66%	(18.81%)	1,000.00	811.90	7.46
Real Estate Fund	1.76%	(21.61%)	1,000.00	783.90	7.78
Retailing Fund	1.76%	(31.52%)	1,000.00	684.80	7.35
Technology Fund	1.76%	(33.74%)	1,000.00	662.60	7.26
Telecommunications Fund	1.76%	(20.45%)	1,000.00	795.50	7.84
Transportation Fund	1.76%	(29.89%)	1,000.00	701.10	7.42
Utilities Fund	1.77%	(0.75%)	1,000.00	992.50	8.74

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.76%	5.00%	$ 1,000.00	$ 1,016.07	$ 8.80
Basic Materials Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Biotechnology Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Consumer Products Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Electronics Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Energy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Energy Services Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Financial Services Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Health Care Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Internet Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Leisure Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Precious Metals Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Real Estate Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Retailing Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Technology Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Telecommunications Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Transportation Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Utilities Fund	1.77%	5.00%	1,000.00	1,016.02	8.85

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2021 to June 30, 2022.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.1%
JPMorgan Chase & Co.	3.8%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.2%
PNC Financial Services Group, Inc.	2.9%
U.S. Bancorp	2.9%
Truist Financial Corp.	2.8%
Capital One Financial Corp.	2.3%
Bank of New York Mellon Corp.	2.0%
Apollo Global Management, Inc.	1.9%
Top Ten Total	29.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Banking Fund	(19.64%)	(14.99%)	2.26%	7.64%
S&P 500 Financials Index	(18.72%)	(12.68%)	7.22%	12.48%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
BANKING FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Banks - 91.5%
Wells Fargo & Co.	3,998	$156,602
JPMorgan Chase & Co.	1,302	146,618
Bank of America Corp.	4,655	144,910
Citigroup, Inc.	2,708	124,541
PNC Financial Services Group, Inc.	711	112,174
U.S. Bancorp	2,430	111,829
Truist Financial Corp.	2,294	108,804
Bank of New York Mellon Corp.	1,874	78,165
M&T Bank Corp.	454	72,363
First Republic Bank	492	70,946
SVB Financial Group*	169	66,753
Fifth Third Bancorp	1,955	65,688
State Street Corp.	1,034	63,746
Northern Trust Corp.	650	62,712
Regions Financial Corp.	3,074	57,637
Citizens Financial Group, Inc.	1,607	57,354
Huntington Bancshares, Inc.	4,729	56,890
KeyCorp	3,167	54,567
First Horizon Corp.	2,216	48,442
Signature Bank	270	48,387
ICICI Bank Ltd. ADR	2,677	47,490
HDFC Bank Ltd. ADR	839	46,111
First Citizens BancShares, Inc. — Class A	70	45,765
Toronto-Dominion Bank	666	43,676
Royal Bank of Canada	438	42,407
East West Bancorp, Inc.	654	42,379
Comerica, Inc.	571	41,900
HSBC Holdings plc ADR	1,279	41,785
Popular, Inc.	534	41,081
UBS Group AG	2,496	40,485
Bank of Nova Scotia	677	40,085
Bank of Montreal	411	39,526
Commerce Bancshares, Inc.	592	38,865
Western Alliance Bancorporation	544	38,406
Webster Financial Corp.	895	37,724
Canadian Imperial Bank of Commerce	776	37,667
Zions Bancorp North America	724	36,852
Cullen/Frost Bankers, Inc.	313	36,449
Prosperity Bancshares, Inc.	504	34,408
SouthState Corp.	437	33,715
Pinnacle Financial Partners, Inc.	454	32,829
First Financial Bankshares, Inc.	830	32,594
Synovus Financial Corp.	899	32,409
Glacier Bancorp, Inc.	669	31,724
Valley National Bancorp	3,010	31,334
BOK Financial Corp.	413	31,215
First Interstate BancSystem, Inc. — Class A	808	30,793
Wintrust Financial Corp.	383	30,697
Bank OZK	807	30,287
United Bankshares, Inc.	861	30,195
Cadence Bank	1,248	29,303
Old National Bancorp	1,942	28,722
UMB Financial Corp.	330	28,413
ServisFirst Bancshares, Inc.	360	28,411
Home BancShares, Inc.	1,341	27,853
FNB Corp.	2,495	27,096
Hancock Whitney Corp.	611	27,086
Umpqua Holdings Corp.	1,590	26,664
Independent Bank Corp.	333	26,450
CVB Financial Corp.	1,018	25,257
Community Bank System, Inc.	399	25,249
United Community Banks, Inc.	829	25,027
Eastern Bankshares, Inc.	1,355	25,013
PacWest Bancorp	930	24,794
Bank of Hawaii Corp.	323	24,031
Cathay General Bancorp	607	23,764
First Hawaiian, Inc.	1,044	23,709
BankUnited, Inc.	661	23,512
Ameris Bancorp	573	23,023
Texas Capital Bancshares, Inc.*	433	22,793
Associated Banc-Corp.	1,231	22,478
Simmons First National Corp. — Class A	1,057	22,472
Atlantic Union Bankshares Corp.	656	22,252
Columbia Banking System, Inc.	729	20,886
Fulton Financial Corp.	1,427	20,620
Hilltop Holdings, Inc.	766	20,422
Silvergate Capital Corp. — Class A*	329	17,611
Triumph Bancorp, Inc.*	271	16,954
Customers Bancorp, Inc.*	420	14,238
Total Banks		3,524,084

Diversified Financial Services - 4.3%
Capital One Financial Corp.	855	89,082
Apollo Global Management, Inc.	1,535	74,417
Total Diversified Financial Services		163,499

Insurance - 2.6%
Equitable Holdings, Inc.	1,664	43,380
Voya Financial, Inc.	577	34,349
Jackson Financial, Inc. — Class A	762	20,384
Total Insurance		98,113

Savings & Loans - 1.3%
New York Community Bancorp, Inc.	3,165	28,897
Pacific Premier Bancorp, Inc.	781	22,836
Total Savings & Loans		51,733

Total Common Stocks
(Cost $2,416,894)		3,837,429

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
BANKING FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$11,594	$11,594
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	4,515	4,515
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	4,470	4,470
Total Repurchase Agreements
(Cost $20,579)		20,579

Total Investments - 100.2%
(Cost $2,437,473)		$3,858,008
Other Assets & Liabilities, net - (0.2)%		(7,885)
Total Net Assets - 100.0%		$3,850,123

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,837,429	$—	$—	$3,837,429
Repurchase Agreements	—	20,579	—	20,579
Total Assets	$3,837,429	$20,579	$—	$3,858,008

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $2,416,894)	$3,837,429
Repurchase agreements, at value (cost $20,579)	20,579
Receivables:
Securities sold	63,019
Dividends	9,285
Foreign tax reclaims	502
Securities lending income	18
Total assets	3,930,832

Liabilities:
Payable for:
Fund shares redeemed	65,875
Management fees	3,057
Transfer agent and administrative fees	967
Investor service fees	899
Portfolio accounting fees	360
Trustees’ fees*	84
Miscellaneous	9,467
Total liabilities	80,709
Commitments and contingent liabilities (Note 9)	—
Net assets	$3,850,123

Net assets consist of:
Paid in capital	$3,457,598
Total distributable earnings (loss)	392,525
Net assets	$3,850,123
Capital shares outstanding	41,065
Net asset value per share	$93.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $1,318)	$84,248
Interest	62
Income from securities lending, net	136
Total investment income	84,446

Expenses:
Management fees	28,009
Investor service fees	8,238
Transfer agent and administrative fees	11,204
Professional fees	5,495
Portfolio accounting fees	3,295
Trustees’ fees*	580
Custodian fees	467
Miscellaneous	681
Total expenses	57,969
Net investment income	26,477

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	95,605
Net realized gain	95,605
Net change in unrealized appreciation (depreciation) on:
Investments	(1,650,640)
Net change in unrealized appreciation (depreciation)	(1,650,640)
Net realized and unrealized loss	(1,555,035)
Net decrease in net assets resulting from operations	$(1,528,558)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,477	$65,582
Net realized gain (loss) on investments	95,605	(102,535)
Net change in unrealized appreciation (depreciation) on investments	(1,650,640)	1,501,081
Net increase (decrease) in net assets resulting from operations	(1,528,558)	1,464,128

Distributions to shareholders	—	(53,477)

Capital share transactions:
Proceeds from sale of shares	12,516,343	34,567,355
Distributions reinvested	—	53,477
Cost of shares redeemed	(14,044,353)	(33,358,697)
Net increase (decrease) from capital share transactions	(1,528,010)	1,262,135
Net increase (decrease) in net assets	(3,056,568)	2,672,786

Net assets:
Beginning of period	6,906,691	4,233,905
End of period	$3,850,123	$6,906,691

Capital share activity:
Shares sold	105,304	314,611
Shares issued from reinvestment of distributions	—	509
Shares redeemed	(123,437)	(304,012)
Net increase (decrease) in shares	(18,133)	11,108

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$116.67	$88.04	$97.20	$76.46	$95.19	$84.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.82	1.18	.94	.56	.28
Net gain (loss) on investments (realized and unrealized)	(23.36)	28.58	(9.63)	20.67	(18.70)	10.28
Total from investment operations	(22.91)	29.40	(8.45)	21.61	(18.14)	10.56
Less distributions from:
Net investment income	—	(.77)	(.71)	(.87)	(.56)	(.27)
Net realized gains	—	—	—	—	(.03)	—
Total distributions	—	(.77)	(.71)	(.87)	(.59)	(.27)
Net asset value, end of period	$93.76	$116.67	$88.04	$97.20	$76.46	$95.19

Total Return[c]	(19.64%)	33.49%	(8.46%)	28.39%	(19.19%)	12.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,850	$6,907	$4,234	$5,838	$5,548	$9,692
Ratios to average net assets:
Net investment income (loss)	0.80%	0.73%	1.60%	1.07%	0.59%	0.33%
Total expenses	1.76%	1.69%	1.82%	1.82%	1.71%	1.70%
Portfolio turnover rate	194%	351%	529%	246%	320%	273%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Sherwin-Williams Co.	3.1%
Air Products and Chemicals, Inc.	2.9%
Ecolab, Inc.	2.7%
Newmont Corp.	2.6%
Corteva, Inc.	2.5%
Freeport-McMoRan, Inc.	2.4%
Dow, Inc.	2.4%
International Flavors & Fragrances, Inc.	2.3%
LyondellBasell Industries N.V. — Class A	2.1%
DuPont de Nemours, Inc.	2.1%
Top Ten Total	25.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Basic Materials Fund	(14.98%)	(10.58%)	7.21%	6.09%
S&P 500 Materials Index	(17.89%)	(8.72%)	8.74%	9.91%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Chemicals - 46.6%
Sherwin-Williams Co.	1,171	$262,199
Air Products and Chemicals, Inc.	1,024	246,251
Ecolab, Inc.	1,490	229,102
Dow, Inc.	3,921	202,363
International Flavors & Fragrances, Inc.	1,639	195,238
LyondellBasell Industries N.V. — Class A	2,059	180,080
DuPont de Nemours, Inc.	3,230	179,523
PPG Industries, Inc.	1,563	178,713
Albemarle Corp.	844	176,379
Linde plc	546	156,991
CF Industries Holdings, Inc.	1,602	137,339
Mosaic Co.	2,848	134,511
FMC Corp.	1,171	125,309
Westlake Corp.	1,250	122,525
Celanese Corp. — Class A	1,033	121,491
Eastman Chemical Co.	1,327	119,125
Nutrien Ltd.	1,481	118,021
RPM International, Inc.	1,397	109,972
Olin Corp.	1,985	91,866
Huntsman Corp.	2,948	83,576
Ashland Global Holdings, Inc.	809	83,367
Chemours Co.	2,541	81,363
Valvoline, Inc.	2,699	77,812
Axalta Coating Systems Ltd.*	3,399	75,152
Balchem Corp.	565	73,303
Element Solutions, Inc.	3,965	70,577
Cabot Corp.	1,061	67,681
Sensient Technologies Corp.	801	64,529
HB Fuller Co.	1,001	60,270
Ingevity Corp.*	854	53,922
Trinseo plc	1,095	42,114
Total Chemicals		3,920,664

Mining - 16.6%
Newmont Corp.	3,724	222,211
Freeport-McMoRan, Inc.	6,937	202,977
BHP Group Ltd. ADR[1]	1,890	106,180
Rio Tinto plc ADR[1]	1,666	101,626
Alcoa Corp.	1,988	90,613
Agnico Eagle Mines Ltd.	1,950	89,232
Royal Gold, Inc.	797	85,104
Teck Resources Ltd. — Class B	2,733	83,548
MP Materials Corp.*	2,566	82,317
Wheaton Precious Metals Corp.	2,246	80,923
Franco-Nevada Corp.	598	78,685
Livent Corp.*	3,060	69,432
Arconic Corp.*	2,186	61,317
Compass Minerals International, Inc.	1,147	40,592
Total Mining		1,394,757

Packaging & Containers - 12.9%
Ball Corp.	2,394	164,635
Packaging Corporation of America	870	119,625
Crown Holdings, Inc.	1,214	111,894
Westrock Co.	2,670	106,373
Sealed Air Corp.	1,703	98,297
Berry Global Group, Inc.*	1,730	94,527
AptarGroup, Inc.	889	91,754
Graphic Packaging Holding Co.	4,307	88,294
Sonoco Products Co.	1,464	83,507
Silgan Holdings, Inc.	1,763	72,900
O-I Glass, Inc.*	3,523	49,322
Total Packaging & Containers		1,081,128

Iron & Steel - 9.0%
Nucor Corp.	1,619	169,040
Steel Dynamics, Inc.	1,723	113,976
Reliance Steel & Aluminum Co.	646	109,730
Cleveland-Cliffs, Inc.*	5,969	91,744
ArcelorMittal S.A.[1]	3,355	75,823
United States Steel Corp.	3,873	69,365
Commercial Metals Co.	1,977	65,439
Allegheny Technologies, Inc.*	2,540	57,683
Total Iron & Steel		752,800

Building Materials - 6.7%
Vulcan Materials Co.	1,021	145,084
Martin Marietta Materials, Inc.	481	143,934
MDU Resources Group, Inc.	2,971	80,187
Louisiana-Pacific Corp.	1,363	71,435
Eagle Materials, Inc.	642	70,582
Summit Materials, Inc. — Class A*	2,421	56,385
Total Building Materials		567,607

Biotechnology - 2.5%
Corteva, Inc.	3,909	211,633

Forest Products & Paper - 1.6%
International Paper Co.	3,124	130,677

Household Products & Housewares - 1.5%
Avery Dennison Corp.	785	127,068

Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	930	73,461

Distribution & Wholesale - 0.8%
Avient Corp.	1,633	65,451

Coal - 0.5%
Warrior Met Coal, Inc.	1,287	39,395

Total Common Stocks
(Cost $5,191,933)		8,364,641

EXCHANGE-TRADED FUNDS† - 0.7%
VanEck Junior Gold Miners ETF	1,963	62,816
Total Exchange-Traded Funds
(Cost $81,307)		62,816

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
BASIC MATERIALS FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$61,438	$61,438
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	23,926	23,926
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	23,690	23,690
Total Repurchase Agreements
(Cost $109,054)		109,054

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	224,944	$224,944
Total Securities Lending Collateral
(Cost $224,944)		224,944

Total Investments - 104.2%
(Cost $5,607,238)		$8,761,455
Other Assets & Liabilities, net - (4.2)%		(356,827)
Total Net Assets - 100.0%		$8,404,628

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,364,641	$—	$—	$8,364,641
Exchange-Traded Funds	62,816	—	—	62,816
Repurchase Agreements	—	109,054	—	109,054
Securities Lending Collateral	224,944	—	—	224,944
Total Assets	$8,652,401	$109,054	$—	$8,761,455

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $212,658 of securities loaned (cost $5,498,184)	$8,652,401
Repurchase agreements, at value (cost $109,054)	109,054
Cash	426
Receivables:
Dividends	11,516
Fund shares sold	1,402
Securities lending income	30
Total assets	8,774,829

Liabilities:
Payable for:
Return of securities lending collateral	224,944
Fund shares redeemed	99,332
Deferred foreign capital gain taxes	19,017
Management fees	7,514
Transfer agent and administrative fees	2,378
Investor service fees	2,210
Portfolio accounting fees	884
Trustees’ fees*	122
Miscellaneous	13,800
Total liabilities	370,201
Commitments and contingent liabilities (Note 9)	—
Net assets	$8,404,628

Net assets consist of:
Paid in capital	$5,949,773
Total distributable earnings (loss)	2,454,855
Net assets	$8,404,628
Capital shares outstanding	93,287
Net asset value per share	$90.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $1,063)	$143,521
Interest	184
Income from securities lending, net	420
Total investment income	144,125

Expenses:
Management fees	45,318
Investor service fees	13,329
Transfer agent and administrative fees	16,946
Professional fees	10,844
Portfolio accounting fees	5,331
Custodian fees	728
Trustees’ fees*	576
Miscellaneous	1,011
Total expenses	94,083
Net investment income	50,042

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(142,291)
Net realized loss	(142,291)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,778,057)
Net change in unrealized appreciation (depreciation)	(1,778,057)
Net realized and unrealized loss	(1,920,348)
Net decrease in net assets resulting from operations	$(1,870,306)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$50,042	$30,679
Net realized gain (loss) on investments	(142,291)	613,915
Net change in unrealized appreciation (depreciation) on investments	(1,778,057)	950,336
Net increase (decrease) in net assets resulting from operations	(1,870,306)	1,594,930

Distributions to shareholders	—	(317,591)

Capital share transactions:
Proceeds from sale of shares	14,200,130	14,236,263
Distributions reinvested	—	317,591
Cost of shares redeemed	(13,174,593)	(14,854,725)
Net increase (decrease) from capital share transactions	1,025,537	(300,871)
Net increase (decrease) in net assets	(844,769)	976,468

Net assets:
Beginning of period	9,249,397	8,272,929
End of period	$8,404,628	$9,249,397

Capital share activity:
Shares sold	133,828	138,290
Shares issued from reinvestment of distributions	—	3,279
Shares redeemed	(127,835)	(147,173)
Net increase (decrease) in shares	5,993	(5,604)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$105.96	$89.05	$75.99	$65.42	$81.27	$67.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.34	.22	.35	.05	(.07)
Net gain (loss) on investments (realized and unrealized)	(16.36)	19.78	14.43	13.55	(13.91)	14.47
Total from investment operations	(15.87)	20.12	14.65	13.90	(13.86)	14.40
Less distributions from:
Net investment income	—	(.59)	(.97)	—	(.42)	(.50)
Net realized gains	—	(2.62)	(.62)	(3.33)	(1.57)	(.24)
Total distributions	—	(3.21)	(1.59)	(3.33)	(1.99)	(.74)
Net asset value, end of period	$90.09	$105.96	$89.05	$75.99	$65.42	$81.27

Total Return[c]	(14.98%)	22.94%	19.75%	21.43%	(17.44%)	21.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,405	$9,249	$8,273	$6,550	$6,168	$17,067
Ratios to average net assets:
Net investment income (loss)	0.94%	0.33%	0.31%	0.49%	0.06%	(0.10%)
Total expenses[d]	1.76%	1.69%	1.82%	1.82%	1.73%	1.70%
Portfolio turnover rate	125%	149%	194%	88%	83%	181%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
AbbVie, Inc.	8.6%
Amgen, Inc.	5.9%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	4.1%
Moderna, Inc.	4.1%
Corteva, Inc.	3.2%
Seagen, Inc.	3.1%
Biogen, Inc.	2.9%
AstraZeneca plc ADR	2.8%
Top Ten Total	43.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Biotechnology Fund	(19.18%)	(24.24%)	3.74%	10.53%
S&P 500 Health Care Index	(8.33%)	3.37%	12.16%	14.97%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Biotechnology - 73.7%
Amgen, Inc.	3,514	$854,956
Gilead Sciences, Inc.	10,590	654,568
Vertex Pharmaceuticals, Inc.*	2,313	651,780
Regeneron Pharmaceuticals, Inc.*	1,023	604,726
Moderna, Inc.*	4,194	599,113
Corteva, Inc.	8,527	461,652
Seagen, Inc.*	2,559	452,789
Biogen, Inc.*	2,038	415,630
Illumina, Inc.*	2,123	391,396
Royalty Pharma plc — Class A	9,109	382,942
Alnylam Pharmaceuticals, Inc.*	2,167	316,057
Horizon Therapeutics plc*	3,923	312,898
Incyte Corp.*	4,040	306,919
BioMarin Pharmaceutical, Inc.*	3,649	302,393
BioNTech SE ADR	1,735	258,688
United Therapeutics Corp.*	1,058	249,307
Biohaven Pharmaceutical Holding Company Ltd.*	1,583	230,659
Sarepta Therapeutics, Inc.*	2,752	206,290
Exelixis, Inc.*	9,803	204,098
Halozyme Therapeutics, Inc.*	4,147	182,468
Ionis Pharmaceuticals, Inc.*	4,682	173,328
Novavax, Inc.*	3,306	170,028
Mirati Therapeutics, Inc.*	2,444	164,066
Denali Therapeutics, Inc.*	5,551	163,366
Apellis Pharmaceuticals, Inc.*	3,466	156,732
Ultragenyx Pharmaceutical, Inc.*	2,613	155,892
Arrowhead Pharmaceuticals, Inc.*	4,407	155,170
Guardant Health, Inc.*	3,837	154,784
Intellia Therapeutics, Inc.*	2,989	154,711
CRISPR Therapeutics AG*,1	2,243	136,307
Blueprint Medicines Corp.*	2,564	129,508
Beam Therapeutics, Inc.*	3,311	128,169
Fate Therapeutics, Inc.*	4,997	123,826
BioCryst Pharmaceuticals, Inc.*	10,584	111,979
Iovance Biotherapeutics, Inc.*	9,745	107,585
Emergent BioSolutions, Inc.*	3,122	96,907
ChemoCentryx, Inc.*	3,897	96,568
Veracyte, Inc.*	4,596	91,460
NeoGenomics, Inc.*	9,543	77,775
Cassava Sciences, Inc.*,1	2,758	77,555
Editas Medicine, Inc.*	5,889	69,667
Total Biotechnology		10,734,712

Pharmaceuticals - 16.8%
AbbVie, Inc.	8,160	1,249,786
AstraZeneca plc ADR	6,171	407,718
Viatris, Inc.	24,901	260,713
Neurocrine Biosciences, Inc.*	2,405	234,439
Jazz Pharmaceuticals plc*	1,240	193,452
Ironwood Pharmaceuticals, Inc. — Class A*	8,539	98,455
Total Pharmaceuticals		2,444,563

Healthcare-Products - 4.8%
Bio-Techne Corp.	830	287,711
Exact Sciences Corp.*	5,176	203,883
Natera, Inc.*	3,872	137,224
CareDx, Inc.*	3,701	79,497
Total Healthcare-Products		708,315

Healthcare-Services - 4.1%
ICON plc*	1,002	217,134
Syneos Health, Inc.*	2,921	209,377
Medpace Holdings, Inc.*	1,142	170,923
Total Healthcare-Services		597,434

Total Common Stocks
(Cost $8,468,192)		14,485,024

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$73,187	73,187
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	28,502	28,502
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	28,220	28,220
Total Repurchase Agreements
(Cost $129,909)		129,909

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	68,101	68,101
Total Securities Lending Collateral
(Cost $68,101)		68,101

Total Investments - 100.8%
(Cost $8,666,202)		$14,683,034
Other Assets & Liabilities, net - (0.8)%		(123,579)
Total Net Assets - 100.0%		$14,559,455

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,485,024	$—	$—	$14,485,024
Repurchase Agreements	—	129,909	—	129,909
Securities Lending Collateral	68,101	—	—	68,101
Total Assets	$14,553,125	$129,909	$—	$14,683,034

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $63,716 of securities loaned (cost $8,536,293)	$14,553,125
Repurchase agreements, at value (cost $129,909)	129,909
Receivables:
Securities lending income	1,104
Fund shares sold	915
Foreign tax reclaims	476
Total assets	14,685,529

Liabilities:
Payable for:
Return of securities lending collateral	68,101
Fund shares redeemed	17,765
Management fees	9,610
Transfer agent and administrative fees	3,041
Investor service fees	2,827
Portfolio accounting fees	1,131
Trustees’ fees*	208
Miscellaneous	23,391
Total liabilities	126,074
Commitments and contingent liabilities (Note 9)	—
Net assets	$14,559,455

Net assets consist of:
Paid in capital	$8,673,415
Total distributable earnings (loss)	5,886,040
Net assets	$14,559,455
Capital shares outstanding	181,809
Net asset value per share	$80.08

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $705)	$84,103
Interest	166
Income from securities lending, net	5,816
Total investment income	90,085

Expenses:
Management fees	68,636
Investor service fees	20,187
Transfer agent and administrative fees	26,950
Professional fees	8,465
Portfolio accounting fees	8,075
Trustees’ fees*	1,262
Custodian fees	1,136
Line of credit fees	24
Miscellaneous	7,553
Total expenses	142,288
Net investment loss	(52,203)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(295,893)
Net realized loss	(295,893)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,600,816)
Net change in unrealized appreciation (depreciation)	(3,600,816)
Net realized and unrealized loss	(3,896,709)
Net decrease in net assets resulting from operations	$(3,948,912)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(52,203)	$(228,552)
Net realized gain (loss) on investments	(295,893)	3,333,603
Net change in unrealized appreciation (depreciation) on investments	(3,600,816)	(3,062,492)
Net increase (decrease) in net assets resulting from operations	(3,948,912)	42,559

Distributions to shareholders	—	(2,020,352)

Capital share transactions:
Proceeds from sale of shares	2,287,127	25,386,431
Distributions reinvested	—	2,020,352
Cost of shares redeemed	(6,405,041)	(27,424,512)
Net decrease from capital share transactions	(4,117,914)	(17,729)
Net decrease in net assets	(8,066,826)	(1,995,522)

Net assets:
Beginning of period	22,626,281	24,621,803
End of period	$14,559,455	$22,626,281

Capital share activity:
Shares sold	27,158	236,660
Shares issued from reinvestment of distributions	—	19,449
Shares redeemed	(73,699)	(257,856)
Net decrease in shares	(46,541)	(1,747)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$99.09	$107.01	$94.84	$78.16	$86.53	$66.86
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(1.04)	(.91)	(.83)	(.96)	(.79)
Net gain (loss) on investments (realized and unrealized)	(18.74)	3.01	20.68	19.81	(7.17)	20.46
Total from investment operations	(19.01)	1.97	19.77	18.98	(8.13)	19.67
Less distributions from:
Net realized gains	—	(9.89)	(7.60)	(2.30)	(.24)	—
Total distributions	—	(9.89)	(7.60)	(2.30)	(.24)	—
Net asset value, end of period	$80.08	$99.09	$107.01	$94.84	$78.16	$86.53

Total Return[c]	(19.18%)	1.42%	21.31%	24.67%	(9.44%)	29.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,559	$22,626	$24,622	$21,687	$21,000	$29,272
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.98%)	(0.94%)	(0.95%)	(1.08%)	(0.99%)
Total expenses	1.76%	1.69%	1.82%	1.82%	1.72%	1.70%
Portfolio turnover rate	22%	118%	160%	105%	109%	137%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	6.6%
Coca-Cola Co.	5.8%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	4.3%
Estee Lauder Companies, Inc. — Class A	3.5%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	2.9%
Altria Group, Inc.	2.9%
Monster Beverage Corp.	2.5%
Keurig Dr Pepper, Inc.	2.5%
Top Ten Total	39.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Consumer Products Fund	(4.52%)	(1.34%)	5.13%	8.46%
S&P 500 Consumer Staples Index	(5.58%)	6.66%	8.79%	10.68%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 98.7%

Food - 36.8%
Mondelez International, Inc. — Class A	6,767	$420,163
General Mills, Inc.	4,173	314,853
Kraft Heinz Co.	8,109	309,277
Sysco Corp.	3,594	304,448
Hershey Co.	1,412	303,806
Tyson Foods, Inc. — Class A	2,946	253,533
Kroger Co.	5,287	250,234
Hormel Foods Corp.	4,836	229,033
Kellogg Co.	3,132	223,437
McCormick & Company, Inc.	2,521	209,873
Conagra Brands, Inc.	5,410	185,239
Campbell Soup Co.	3,585	172,259
J M Smucker Co.	1,310	167,693
Albertsons Companies, Inc. — Class A	5,917	158,102
Lamb Weston Holdings, Inc.	2,121	151,567
Performance Food Group Co.*	2,740	125,985
US Foods Holding Corp.*	3,966	121,677
Ingredion, Inc.	1,246	109,847
Flowers Foods, Inc.	4,051	106,622
Post Holdings, Inc.*	1,273	104,832
Sanderson Farms, Inc.	457	98,497
Grocery Outlet Holding Corp.*	2,113	90,077
Hostess Brands, Inc.*	3,743	79,389
Sprouts Farmers Market, Inc.*	2,779	70,364
TreeHouse Foods, Inc.*	1,680	70,258
Hain Celestial Group, Inc.*	2,760	65,522
Beyond Meat, Inc.*,1	2,151	51,495
Total Food		4,748,082

Beverages - 25.8%
Coca-Cola Co.	11,965	752,718
PepsiCo, Inc.	4,109	684,806
Monster Beverage Corp.*	3,436	318,517
Keurig Dr Pepper, Inc.	8,921	315,714
Constellation Brands, Inc. — Class A	1,305	304,143
Brown-Forman Corp. — Class B	3,692	259,031
Molson Coors Beverage Co. — Class B	2,910	158,624
Coca-Cola Europacific Partners plc	2,470	127,477
Anheuser-Busch InBev S.A. ADR	2,119	114,320
Celsius Holdings, Inc.*	1,739	113,487
Fomento Economico Mexicano SAB de CV ADR	1,418	95,701
Boston Beer Company, Inc. — Class A*	286	86,650
Total Beverages		3,331,188

Cosmetics & Personal Care - 13.5%
Procter & Gamble Co.	5,912	850,086
Estee Lauder Companies, Inc. — Class A	1,768	450,257
Colgate-Palmolive Co.	4,685	375,456
Beauty Health Co.*	5,241	67,399
Total Cosmetics & Personal Care		1,743,198

Agriculture - 12.7%
Philip Morris International, Inc.	5,573	550,278
Altria Group, Inc.	8,923	372,714
Archer-Daniels-Midland Co.	3,819	296,354
Bunge Ltd.	1,748	158,526
Darling Ingredients, Inc.*	2,166	129,527
British American Tobacco plc ADR	2,910	124,868
Total Agriculture		1,632,267

Household Products & Housewares - 6.4%
Kimberly-Clark Corp.	2,331	315,034
Church & Dwight Company, Inc.	2,394	221,828
Clorox Co.	1,411	198,923
Spectrum Brands Holdings, Inc.	1,040	85,301
Total Household Products & Housewares		821,086

Retail - 1.9%
Casey’s General Stores, Inc.	629	116,352
Freshpet, Inc.*	1,310	67,976
Nu Skin Enterprises, Inc. — Class A	1,502	65,037
Total Retail		249,365

Pharmaceuticals - 1.1%
BellRing Brands, Inc.*	3,395	84,502
Herbalife Nutrition Ltd.*	2,985	61,043
Total Pharmaceuticals		145,545

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	2,338	66,282

Total Common Stocks
(Cost $7,686,037)		12,737,013

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$45,921	45,921
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	17,883	17,883
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	17,706	17,706
Total Repurchase Agreements
(Cost $81,510)		81,510

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
CONSUMER PRODUCTS FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	37,125	$37,125
Total Securities Lending Collateral
(Cost $37,125)		37,125

Total Investments - 99.6%
(Cost $7,804,672)		$12,855,648
Other Assets & Liabilities, net - 0.4%		46,375
Total Net Assets - 100.0%		$12,902,023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,737,013	$—	$—	$12,737,013
Repurchase Agreements	—	81,510	—	81,510
Securities Lending Collateral	37,125	—	—	37,125
Total Assets	$12,774,138	$81,510	$—	$12,855,648

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $35,551 of securities loaned (cost $7,723,162)	$12,774,138
Repurchase agreements, at value (cost $81,510)	81,510
Receivables:
Fund shares sold	224,741
Dividends	29,814
Securities lending income	875
Total assets	13,111,078

Liabilities:
Payable for:
Securities purchased	126,391
Return of securities lending collateral	37,125
Fund shares redeemed	11,880
Management fees	8,736
Transfer agent and administrative fees	2,765
Investor service fees	2,570
Portfolio accounting fees	1,028
Trustees’ fees*	163
Miscellaneous	18,397
Total liabilities	209,055
Commitments and contingent liabilities (Note 9)	—
Net assets	$12,902,023

Net assets consist of:
Paid in capital	$6,897,072
Total distributable earnings (loss)	6,004,951
Net assets	$12,902,023
Capital shares outstanding	173,946
Net asset value per share	$74.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$162,211
Interest	138
Income from securities lending, net	22,655
Total investment income	185,004

Expenses:
Management fees	59,641
Investor service fees	17,541
Transfer agent and administrative fees	22,496
Professional fees	9,720
Portfolio accounting fees	7,016
Custodian fees	965
Trustees’ fees*	813
Line of credit fees	20
Miscellaneous	5,528
Total expenses	123,740
Net investment income	61,264

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	920,995
Net realized gain	920,995
Net change in unrealized appreciation (depreciation) on:
Investments	(1,873,983)
Net change in unrealized appreciation (depreciation)	(1,873,983)
Net realized and unrealized loss	(952,988)
Net decrease in net assets resulting from operations	$(891,724)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$61,264	$91,455
Net realized gain on investments	920,995	1,789,286
Net change in unrealized appreciation (depreciation) on investments	(1,873,983)	(468,090)
Net increase (decrease) in net assets resulting from operations	(891,724)	1,412,651

Distributions to shareholders	—	(128,528)

Capital share transactions:
Proceeds from sale of shares	14,246,455	22,101,455
Distributions reinvested	—	128,528
Cost of shares redeemed	(16,127,720)	(23,626,148)
Net decrease from capital share transactions	(1,881,265)	(1,396,165)
Net decrease in net assets	(2,772,989)	(112,042)

Net assets:
Beginning of period	15,675,012	15,787,054
End of period	$12,902,023	$15,675,012

Capital share activity:
Shares sold	184,454	295,678
Shares issued from reinvestment of distributions	—	1,717
Shares redeemed	(212,301)	(318,343)
Net decrease in shares	(27,847)	(20,948)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$77.68	$70.88	$67.43	$55.78	$66.30	$61.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.50	.51	.56	.70	.17
Net gain (loss) on investments (realized and unrealized)	(3.84)	7.00	4.44	11.84	(8.51)	6.79
Total from investment operations	(3.51)	7.50	4.95	12.40	(7.81)	6.96
Less distributions from:
Net investment income	—	(.64)	(.59)	(.60)	(.45)	(.64)
Net realized gains	—	(.06)	(.91)	(.15)	(2.26)	(1.81)
Total distributions	—	(.70)	(1.50)	(.75)	(2.71)	(2.45)
Net asset value, end of period	$74.17	$77.68	$70.88	$67.43	$55.78	$66.30

Total Return[c]	(4.52%)	10.62%	7.58%	22.33%	(12.12%)	11.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,902	$15,675	$15,787	$18,606	$13,121	$16,024
Ratios to average net assets:
Net investment income (loss)	0.87%	0.68%	0.79%	0.88%	1.14%	0.27%
Total expenses	1.76%	1.69%	1.82%	1.82%	1.72%	1.70%
Portfolio turnover rate	101%	162%	155%	177%	176%	133%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings (% of Total Net Assets)
NVIDIA Corp.	8.1%
Broadcom, Inc.	6.0%
QUALCOMM, Inc.	5.4%
Intel Corp.	5.2%
Texas Instruments, Inc.	5.1%
Advanced Micro Devices, Inc.	4.7%
Applied Materials, Inc.	3.9%
Analog Devices, Inc.	3.7%
Micron Technology, Inc.	3.4%
Lam Research Corp.	3.4%
Top Ten Total	48.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Electronics Fund	(33.61%)	(21.98%)	18.60%	18.58%
S&P 500 Information Technology Index	(26.91%)	(13.56%)	20.22%	18.69%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Semiconductors - 90.9%
NVIDIA Corp.	3,779	$572,859
Broadcom, Inc.	866	420,711
QUALCOMM, Inc.	2,984	381,176
Intel Corp.	9,913	370,845
Texas Instruments, Inc.	2,333	358,465
Advanced Micro Devices, Inc.*	4,325	330,733
Applied Materials, Inc.	3,032	275,851
Analog Devices, Inc.	1,812	264,715
Micron Technology, Inc.	4,392	242,790
Lam Research Corp.	563	239,922
KLA Corp.	660	210,593
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,412	197,181
Marvell Technology, Inc.	4,251	185,046
Microchip Technology, Inc.	3,019	175,344
NXP Semiconductor N.V.	1,135	168,014
ASML Holding N.V. — Class G	326	155,137
ON Semiconductor Corp.*	2,809	141,321
GLOBALFOUNDRIES, Inc.*,1	3,282	132,396
Monolithic Power Systems, Inc.	333	127,885
Skyworks Solutions, Inc.	1,280	118,579
Teradyne, Inc.	1,310	117,311
STMicroelectronics N.V. — Class Y1	3,419	107,596
Entegris, Inc.	1,163	107,147
Qorvo, Inc.*	1,018	96,018
Wolfspeed, Inc.*	1,426	90,480
Lattice Semiconductor Corp.*	1,701	82,498
MKS Instruments, Inc.	719	73,791
Azenta, Inc.	991	71,451
Silicon Laboratories, Inc.*	505	70,811
Synaptics, Inc.*	569	67,170
CMC Materials, Inc.	381	66,481
Amkor Technology, Inc.	3,761	63,749
Power Integrations, Inc.	849	63,683
Cirrus Logic, Inc.*	842	61,079
Semtech Corp.*	1,055	57,993
SiTime Corp.*	354	57,713
MaxLinear, Inc. — Class A*	1,467	49,849
Ambarella, Inc.*	736	48,179
Total Semiconductors		6,422,562

Energy-Alternate Sources - 6.0%
Enphase Energy, Inc.*	861	168,102
SolarEdge Technologies, Inc.*	443	121,240
First Solar, Inc.*	1,226	83,527
SunPower Corp. — Class A*	3,136	49,580
Total Energy-Alternate Sources		422,449

Chemicals - 1.9%
Daqo New Energy Corp. ADR*	1,839	131,268

Electrical Components & Equipment - 0.9%
Universal Display Corp.	653	66,044

Total Common Stocks
(Cost $2,113,389)		7,042,323

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$27,058	27,058
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	10,538	10,538
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	10,433	10,433
Total Repurchase Agreements
(Cost $48,029)		48,029

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	192,896	192,896
Total Securities Lending Collateral
(Cost $192,896)		192,896

Total Investments - 103.1%
(Cost $2,354,314)		$7,283,248
Other Assets & Liabilities, net - (3.1)%		(218,994)
Total Net Assets - 100.0%		$7,064,254

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
ELECTRONICS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,042,323	$—	$—	$7,042,323
Repurchase Agreements	—	48,029	—	48,029
Securities Lending Collateral	192,896	—	—	192,896
Total Assets	$7,235,219	$48,029	$—	$7,283,248

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $179,966 of securities loaned (cost $2,306,285)	$7,235,219
Repurchase agreements, at value (cost $48,029)	48,029
Receivables:
Dividends	3,009
Securities lending income	20
Total assets	7,286,277

Liabilities:
Payable for:
Return of securities lending collateral	192,896
Management fees	5,698
Fund shares redeemed	2,351
Transfer agent and administrative fees	1,803
Investor service fees	1,676
Portfolio accounting fees	670
Trustees’ fees*	150
Miscellaneous	16,779
Total liabilities	222,023
Commitments and contingent liabilities (Note 9)	—
Net assets	$7,064,254

Net assets consist of:
Paid in capital	$1,332,355
Total distributable earnings (loss)	5,731,899
Net assets	$7,064,254
Capital shares outstanding	50,481
Net asset value per share	$139.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $401)	$54,590
Interest	108
Income from securities lending, net	129
Total investment income	54,827

Expenses:
Management fees	46,836
Investor service fees	13,775
Transfer agent and administrative fees	18,958
Professional fees	9,179
Portfolio accounting fees	5,510
Trustees’ fees*	1,036
Custodian fees	787
Miscellaneous	877
Total expenses	96,958
Net investment loss	(42,131)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,350,145
Net realized gain	1,350,145
Net change in unrealized appreciation (depreciation) on:
Investments	(6,113,921)
Net change in unrealized appreciation (depreciation)	(6,113,921)
Net realized and unrealized loss	(4,763,776)
Net decrease in net assets resulting from operations	$(4,805,907)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(42,131)	$(109,172)
Net realized gain on investments	1,350,145	1,250,221
Net change in unrealized appreciation (depreciation) on investments	(6,113,921)	2,866,316
Net increase (decrease) in net assets resulting from operations	(4,805,907)	4,007,365

Distributions to shareholders	—	(697,974)

Capital share transactions:
Proceeds from sale of shares	4,220,872	27,913,509
Distributions reinvested	—	697,974
Cost of shares redeemed	(8,914,289)	(27,507,903)
Net increase (decrease) from capital share transactions	(4,693,417)	1,103,580
Net increase (decrease) in net assets	(9,499,324)	4,412,971

Net assets:
Beginning of period	16,563,578	12,150,607
End of period	$7,064,254	$16,563,578

Capital share activity:
Shares sold	23,953	148,931
Shares issued from reinvestment of distributions	—	4,117
Shares redeemed	(52,059)	(149,285)
Net increase (decrease) in shares	(28,106)	3,763

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$210.77	$162.39	$105.84	$67.30	$79.89	$60.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.66)	(1.50)	(.73)	(.20)	(.07)	(.34)
Net gain (loss) on investments (realized and unrealized)	(70.17)	60.92	59.27	39.89	(9.54)	19.28
Total from investment operations	(70.83)	59.42	58.54	39.69	(9.61)	18.94
Less distributions from:
Net realized gains	—	(11.04)	(1.99)	(1.15)	(2.98)	—
Total distributions	—	(11.04)	(1.99)	(1.15)	(2.98)	—
Net asset value, end of period	$139.94	$210.77	$162.39	$105.84	$67.30	$79.89

Total Return[c]	(33.61%)	38.25%	55.96%	59.28%	(12.71%)	31.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,064	$16,564	$12,151	$11,293	$4,860	$11,236
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.82%)	(0.62%)	(0.23%)	(0.09%)	(0.48%)
Total expenses	1.76%	1.70%	1.82%	1.82%	1.71%	1.70%
Portfolio turnover rate	35%	197%	158%	208%	248%	327%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.1%
Chevron Corp.	5.7%
ConocoPhillips	3.6%
EOG Resources, Inc.	2.7%
Occidental Petroleum Corp.	2.7%
Pioneer Natural Resources Co.	2.5%
Marathon Petroleum Corp.	2.2%
Valero Energy Corp.	2.2%
Schlumberger N.V.	2.2%
Williams Companies, Inc.	2.2%
Top Ten Total	32.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Energy Fund	22.93%	25.21%	2.12%	(0.93%)
S&P 500 Energy Index	31.84%	39.99%	7.00%	4.29%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Oil & Gas - 65.8%
Exxon Mobil Corp.	20,830	$1,783,881
Chevron Corp.	11,579	1,676,408
ConocoPhillips	11,636	1,045,029
EOG Resources, Inc.	7,236	799,144
Occidental Petroleum Corp.	13,337	785,283
Pioneer Natural Resources Co.	3,281	731,925
Marathon Petroleum Corp.	8,018	659,160
Valero Energy Corp.	6,187	657,554
Phillips 66	7,220	591,968
Hess Corp.	5,557	588,709
Devon Energy Corp.	10,632	585,929
Petroleo Brasileiro S.A. ADR	41,919	489,614
Continental Resources, Inc.	7,344	479,930
Diamondback Energy, Inc.	3,802	460,612
Coterra Energy, Inc. — Class A	17,244	444,723
BP plc ADR	15,257	432,536
Marathon Oil Corp.	17,435	391,939
Equities Corp.	10,024	344,826
Texas Pacific Land Corp.	229	340,757
Ovintiv, Inc.	7,414	327,625
APA Corp.	9,379	327,327
HF Sinclair Corp.	7,093	320,320
Chesapeake Energy Corp.	3,911	317,182
Shell plc ADR	5,847	305,740
Suncor Energy, Inc.	8,600	301,602
Canadian Natural Resources Ltd.	4,991	267,917
Range Resources Corp.*	9,662	239,134
PDC Energy, Inc.	3,856	237,568
Equinor ASA ADR[1]	6,505	226,114
Helmerich & Payne, Inc.	5,208	224,256
Matador Resources Co.	4,753	221,442
Murphy Oil Corp.	6,937	209,428
Magnolia Oil & Gas Corp. — Class A	9,446	198,271
Civitas Resources, Inc.	3,666	191,695
SM Energy Co.	5,567	190,336
Patterson-UTI Energy, Inc.	11,788	185,779
CVR Energy, Inc.	5,418	181,503
PBF Energy, Inc. — Class A*	6,104	177,138
Denbury, Inc.*	2,813	168,752
California Resources Corp.	4,318	166,243
CNX Resources Corp.*	10,085	165,999
Comstock Resources, Inc.*	11,976	144,670
Callon Petroleum Co.*	3,653	143,198
Oasis Petroleum, Inc.	1,164	141,601
Delek US Holdings, Inc.	4,954	128,011
Northern Oil and Gas, Inc.	4,950	125,037
Laredo Petroleum, Inc.*	1,478	101,893
Talos Energy, Inc.*	6,517	100,818
Total Oil & Gas		19,326,526

Pipelines - 13.2%
Williams Companies, Inc.	20,430	637,620
Kinder Morgan, Inc.	37,545	629,254
Cheniere Energy, Inc.	4,550	605,286
ONEOK, Inc.	9,166	508,713
Enbridge, Inc.	8,918	376,875
Targa Resources Corp.	6,172	368,283
New Fortress Energy, Inc.	7,363	291,354
TC Energy Corp.	4,769	247,082
DT Midstream, Inc.	4,534	222,257
Total Pipelines		3,886,724

Oil & Gas Services - 7.5%
Schlumberger N.V.	18,379	657,233
Baker Hughes Co.	19,120	551,994
Halliburton Co.	16,924	530,737
NOV, Inc.	15,270	258,216
ChampionX Corp.	9,932	197,150
Total Oil & Gas Services		2,195,330

Energy-Alternate Sources - 7.4%
Enphase Energy, Inc.*	2,883	562,877
SolarEdge Technologies, Inc.*	1,481	405,320
Plug Power, Inc.*	20,096	332,991
First Solar, Inc.*	4,108	279,878
Sunrun, Inc.*	10,047	234,698
SunPower Corp. — Class A*	10,504	166,068
Green Plains, Inc.*	4,254	115,581
TPI Composites, Inc.*	5,424	67,800
Total Energy-Alternate Sources		2,165,213

Coal - 1.5%
Peabody Energy Corp.*	7,843	167,291
Arch Resources, Inc.[1]	1,087	155,539
Consol Energy, Inc.*	2,616	129,178
Total Coal		452,008

Retail - 1.2%
Murphy USA, Inc.	1,058	246,376
World Fuel Services Corp.	5,456	111,630
Total Retail		358,006

Mining - 0.9%
Cameco Corp.	12,447	261,636

Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	4,304	173,322

Electrical Components & Equipment - 0.5%
EnerSys	2,642	155,772

Electric - 0.5%
Ameresco, Inc. — Class A*	3,360	153,082

Total Common Stocks
(Cost $19,245,786)		29,127,619

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
ENERGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$118,674	$118,674
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	46,216	46,216
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	45,758	45,758
Total Repurchase Agreements
(Cost $210,648)		210,648

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	224,057	224,057
Total Securities Lending Collateral
(Cost $224,057)		224,057

Total Investments - 100.6%
(Cost $19,680,491)		$29,562,324
Other Assets & Liabilities, net - (0.6)%		(169,657)
Total Net Assets - 100.0%		$29,392,667

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,127,619	$—	$—	$29,127,619
Repurchase Agreements	—	210,648	—	210,648
Securities Lending Collateral	224,057	—	—	224,057
Total Assets	$29,351,676	$210,648	$—	$29,562,324

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $213,604 of securities loaned (cost $19,469,843)	$29,351,676
Repurchase agreements, at value (cost $210,648)	210,648
Receivables:
Securities sold	558,362
Dividends	83,649
Fund shares sold	4,179
Securities lending income	87
Total assets	30,208,601

Liabilities:
Payable for:
Fund shares redeemed	481,924
Return of securities lending collateral	224,057
Management fees	32,426
Transfer agent and administrative fees	10,262
Investor service fees	9,537
Portfolio accounting fees	3,815
Trustees’ fees*	472
Miscellaneous	53,441
Total liabilities	815,934
Commitments and contingent liabilities (Note 9)	—
Net assets	$29,392,667

Net assets consist of:
Paid in capital	$27,263,118
Total distributable earnings (loss)	2,129,549
Net assets	$29,392,667
Capital shares outstanding	139,148
Net asset value per share	$211.23

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $6,413)	$911,614
Interest	461
Income from securities lending, net	1,094
Total investment income	913,169

Expenses:
Management fees	186,951
Investor service fees	54,986
Transfer agent and administrative fees	67,171
Professional fees	27,357
Portfolio accounting fees	21,994
Custodian fees	2,957
Trustees’ fees*	1,515
Line of credit fees	136
Miscellaneous	26,013
Total expenses	389,080
Net investment income	524,089

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,492,847
Net realized gain	2,492,847
Net change in unrealized appreciation (depreciation) on:
Investments	3,498,489
Net change in unrealized appreciation (depreciation)	3,498,489
Net realized and unrealized gain	5,991,336
Net increase in net assets resulting from operations	$6,515,425

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$524,089	$254,804
Net realized gain (loss) on investments	2,492,847	(493,190)
Net change in unrealized appreciation (depreciation) on investments	3,498,489	3,819,634
Net increase in net assets resulting from operations	6,515,425	3,581,248

Distributions to shareholders	—	(124,279)

Capital share transactions:
Proceeds from sale of shares	70,216,886	55,684,057
Distributions reinvested	—	124,279
Cost of shares redeemed	(64,053,633)	(48,739,993)
Net increase from capital share transactions	6,163,253	7,068,343
Net increase in net assets	12,678,678	10,525,312

Net assets:
Beginning of period	16,713,989	6,188,677
End of period	$29,392,667	$16,713,989

Capital share activity:
Shares sold	336,741	355,095
Shares issued from reinvestment of distributions	—	841
Shares redeemed	(294,866)	(312,482)
Net increase in shares	41,875	43,454

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020[d]	Year Ended December 31, 2019[d]	Year Ended December 31, 2018[d]	Year Ended December 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$171.83	$114.99	$176.90	$165.96	$223.73	$240.28
Income (loss) from investment operations:
Net investment income (loss)[b]	2.63	2.42	.96	1.71	.12	1.59
Net gain (loss) on investments (realized and unrealized)	36.77	55.43	(62.41)	9.62	(56.84)	(16.85)
Total from investment operations	39.40	57.85	(61.45)	11.33	(56.72)	(15.26)
Less distributions from:
Net investment income	—	(1.01)	(.46)	(.39)	(1.05)	(1.29)
Total distributions	—	(1.01)	(.46)	(.39)	(1.05)	(1.29)
Net asset value, end of period	$211.23	$171.83	$114.99	$176.90	$165.96	$223.73

Total Return[c]	22.93%	50.46%	(34.17%)	6.81%	(25.49%)	(6.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,393	$16,714	$6,189	$9,766	$9,672	$17,318
Ratios to average net assets:
Net investment income (loss)	2.38%	1.51%	2.04%	0.97%	0.06%	0.75%
Total expenses	1.77%	1.69%	1.82%	1.83%	1.72%	1.70%
Portfolio turnover rate	158%	316%	317%	114%	490%	573%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 24, 2020.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger N.V.	11.7%
Baker Hughes Co.	9.8%
Halliburton Co.	9.5%
SolarEdge Technologies, Inc.	6.0%
NOV, Inc.	4.6%
Sunrun, Inc.	4.2%
Helmerich & Payne, Inc.	4.0%
ChampionX Corp.	3.5%
Patterson-UTI Energy, Inc.	3.3%
Cactus, Inc. — Class A	3.1%
Top Ten Total	59.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Energy Services Fund	12.57%	(1.64%)	(12.99%)	(11.41%)
S&P 500 Energy Index	31.84%	39.99%	7.00%	4.29%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Oil & Gas Services - 68.6%
Schlumberger N.V.	21,954	$785,075
Baker Hughes Co.	22,838	659,333
Halliburton Co.	20,215	633,942
NOV, Inc.	18,241	308,455
ChampionX Corp.	11,865	235,520
Liberty Energy, Inc. — Class A*	13,897	177,326
Expro Group Holdings N.V.*	12,602	145,175
Archrock, Inc.	16,662	137,795
Weatherford International plc*	6,164	130,492
Oceaneering International, Inc.*	11,887	126,953
NOW, Inc.*	12,949	126,641
Core Laboratories N.V.	6,042	119,692
Dril-Quip, Inc.*	4,529	116,848
ProPetro Holding Corp.*	11,245	112,450
MRC Global, Inc.*	11,007	109,630
US Silica Holdings, Inc.*	9,540	108,947
Tidewater, Inc.*	5,145	108,508
Bristow Group, Inc.*	4,170	97,578
National Energy Services Reunited Corp.*	14,308	97,008
Solaris Oilfield Infrastructure, Inc. — Class A	7,338	79,838
DMC Global, Inc.*	4,050	73,022
Oil States International, Inc.*	12,321	66,780
Matrix Service Co.*	8,785	44,452
Total Oil & Gas Services		4,601,460

Oil & Gas - 14.2%
Helmerich & Payne, Inc.	6,219	267,790
Patterson-UTI Energy, Inc.	14,082	221,932
Valaris Ltd.*	4,610	194,726
Noble Corp.*	5,335	135,242
Nabors Industries Ltd.*	1,006	134,704
Total Oil & Gas		954,394

Energy-Alternate Sources - 10.2%
SolarEdge Technologies, Inc.*	1,466	401,215
Sunrun, Inc.*	12,003	280,390
Total Energy-Alternate Sources		681,605

Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	5,143	207,109

Metal Fabricate & Hardware - 2.4%
Tenaris S.A. ADR	6,388	164,108

Retail - 0.9%
Aspen Aerogels, Inc.*,1	6,111	60,377

Total Common Stocks
(Cost $4,591,404)		6,669,053

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$30,506	30,506
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	11,880	11,880
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	11,763	11,763
Total Repurchase Agreements
(Cost $54,149)		54,149

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	40,355	40,355
Total Securities Lending Collateral
(Cost $40,355)		40,355

Total Investments - 100.8%
(Cost $4,685,908)		$6,763,557
Other Assets & Liabilities, net - (0.8)%		(54,476)
Total Net Assets - 100.0%		$6,709,081

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
ENERGY SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,669,053	$—	$—	$6,669,053
Repurchase Agreements	—	54,149	—	54,149
Securities Lending Collateral	40,355	—	—	40,355
Total Assets	$6,709,408	$54,149	$—	$6,763,557

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $45,567 of securities loaned (cost $4,631,759)	$6,709,408
Repurchase agreements, at value (cost $54,149)	54,149
Receivables:
Securities sold	87,169
Dividends	7,833
Securities lending income	10
Total assets	6,858,569

Liabilities:
Payable for:
Fund shares redeemed	80,390
Return of securities lending collateral	40,355
Management fees	7,647
Transfer agent and administrative fees	2,420
Investor service fees	2,249
Portfolio accounting fees	900
Trustees’ fees*	136
Miscellaneous	15,391
Total liabilities	149,488
Commitments and contingent liabilities (Note 9)	—
Net assets	$6,709,081

Net assets consist of:
Paid in capital	$16,807,069
Total distributable earnings (loss)	(10,097,988)
Net assets	$6,709,081
Capital shares outstanding	26,988
Net asset value per share	$248.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $25)	$61,770
Interest	182
Income from securities lending, net	109
Total investment income	62,061

Expenses:
Management fees	47,348
Investor service fees	13,926
Transfer agent and administrative fees	17,930
Professional fees	9,244
Portfolio accounting fees	5,570
Custodian fees	770
Trustees’ fees*	657
Line of credit fees	20
Miscellaneous	2,983
Total expenses	98,448
Net investment loss	(36,387)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	276,189
Net realized gain	276,189
Net change in unrealized appreciation (depreciation) on:
Investments	35,530
Net change in unrealized appreciation (depreciation)	35,530
Net realized and unrealized gain	311,719
Net increase in net assets resulting from operations	$275,332

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(36,387)	$15,025
Net realized gain (loss) on investments	276,189	(717,341)
Net change in unrealized appreciation (depreciation) on investments	35,530	796,674
Net increase in net assets resulting from operations	275,332	94,358

Distributions to shareholders	—	(13,358)

Capital share transactions:
Proceeds from sale of shares	24,759,590	33,842,067
Distributions reinvested	—	13,358
Cost of shares redeemed	(27,018,408)	(29,068,949)
Net increase (decrease) from capital share transactions	(2,258,818)	4,786,476
Net increase (decrease) in net assets	(1,983,486)	4,867,476

Net assets:
Beginning of period	8,692,567	3,825,091
End of period	$6,709,081	$8,692,567

Capital share activity:
Shares sold	86,881	144,829
Shares issued from reinvestment of distributions	—	61
Shares redeemed	(99,255)	(125,851)
Net increase (decrease) in shares	(12,374)	19,039

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020[d]	Year Ended December 31, 2019[d]	Year Ended December 31, 2018[d]	Year Ended December 31, 2017[d]
Per Share Data
Net asset value, beginning of period	$220.84	$188.21	$302.92	$303.11	$575.98	$708.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.92)	.37	.11	1.50	(.70)	11.10
Net gain (loss) on investments (realized and unrealized)	28.67	32.56	(114.69)	(1.69)	(254.57)	(143.14)
Total from investment operations	27.75	32.93	(114.58)	(.19)	(255.27)	(132.04)
Less distributions from:
Net investment income	—	(.30)	(.13)	—	(17.60)	—
Total distributions	—	(.30)	(.13)	—	(17.60)	—
Net asset value, end of period	$248.59	$220.84	$188.21	$302.92	$303.11	$575.98

Total Return[c]	12.57%	17.50%	(37.33%)	(0.07%)	(45.65%)	(18.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,709	$8,693	$3,825	$3,245	$3,492	$9,047
Ratios to average net assets:
Net investment income (loss)	(0.65%)	0.16%	0.44%	0.45%	(0.13%)	1.92%
Total expenses	1.77%	1.69%	1.82%	1.83%	1.71%	1.70%
Portfolio turnover rate	233%	301%	817%	423%	331%	338%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.0%
JPMorgan Chase & Co.	2.2%
Bank of America Corp.	2.0%
Wells Fargo & Co.	1.6%
Morgan Stanley	1.5%
Charles Schwab Corp.	1.4%
Blackstone, Inc. — Class A	1.4%
S&P Global, Inc.	1.4%
American Tower Corp. — Class A	1.4%
American Express Co.	1.3%
Top Ten Total	17.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Financial Services Fund	(20.05%)	(12.53%)	5.78%	9.49%
S&P 500 Financials Index	(18.72%)	(12.68%)	7.22%	12.48%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 29.2%
American Tower Corp. — Class A	593	$151,565
Prologis, Inc.	1,106	130,121
Crown Castle International Corp.	734	123,591
Equinix, Inc.	183	120,235
Public Storage	328	102,556
Realty Income Corp.	1,336	91,195
Welltower, Inc.	1,043	85,891
Digital Realty Trust, Inc.	659	85,558
SBA Communications Corp.	267	85,453
Simon Property Group, Inc.	822	78,024
VICI Properties, Inc.	2,532	75,428
Equity Residential	1,012	73,087
AvalonBay Communities, Inc.	374	72,649
Weyerhaeuser Co.	2,166	71,738
Alexandria Real Estate Equities, Inc.	494	71,645
Extra Space Storage, Inc.	397	67,538
Invitation Homes, Inc.	1,869	66,499
Duke Realty Corp.	1,163	63,907
Mid-America Apartment Communities, Inc.	364	63,580
Ventas, Inc.	1,234	63,465
Sun Communities, Inc.	384	61,194
Essex Property Trust, Inc.	221	57,794
WP Carey, Inc.	661	54,770
UDR, Inc.	1,177	54,189
Healthpeak Properties, Inc.	2,053	53,193
Camden Property Trust	393	52,851
Boston Properties, Inc.	582	51,786
American Homes 4 Rent — Class A	1,435	50,856
Kimco Realty Corp.	2,568	50,769
Equity LifeStyle Properties, Inc.	699	49,259
Gaming and Leisure Properties, Inc.	1,031	47,282
Host Hotels & Resorts, Inc.	2,911	45,644
Regency Centers Corp.	750	44,483
Medical Properties Trust, Inc.	2,904	44,344
CubeSmart	1,010	43,147
Life Storage, Inc.	380	42,431
Lamar Advertising Co. — Class A	482	42,402
Rexford Industrial Realty, Inc.	735	42,329
Americold Realty Trust, Inc.	1,380	41,455
American Campus Communities, Inc.*	640	41,261
National Retail Properties, Inc.	896	38,528
Federal Realty OP, LP	402	38,487
STORE Capital Corp.	1,467	38,259
AGNC Investment Corp.	3,284	36,354
Omega Healthcare Investors, Inc.	1,281	36,111
Brixmor Property Group, Inc.	1,752	35,408
Healthcare Trust of America, Inc. — Class A	1,264	35,278
First Industrial Realty Trust, Inc.	731	34,708
Kilroy Realty Corp.	659	34,485
Agree Realty Corp.	466	33,613
Vornado Realty Trust	1,157	33,079
Spirit Realty Capital, Inc.	826	31,206
Independence Realty Trust, Inc.	1,450	30,059
Healthcare Realty Trust, Inc.	970	26,384
Park Hotels & Resorts, Inc.	1,855	25,172
SL Green Realty Corp.	510	23,537
Total REITs		3,245,832

Banks - 24.7%
JPMorgan Chase & Co.	2,217	249,656
Bank of America Corp.	7,026	218,719
Wells Fargo & Co.	4,429	173,484
Morgan Stanley	2,175	165,430
Goldman Sachs Group, Inc.	486	144,352
Citigroup, Inc.	2,827	130,014
U.S. Bancorp	2,540	116,891
PNC Financial Services Group, Inc.	728	114,856
Truist Financial Corp.	2,395	113,595
Bank of New York Mellon Corp.	1,958	81,668
SVB Financial Group*	190	75,048
M&T Bank Corp.	464	73,957
First Republic Bank	504	72,677
Fifth Third Bancorp	2,040	68,544
ICICI Bank Ltd. ADR	3,686	65,390
State Street Corp.	1,059	65,287
Northern Trust Corp.	666	64,256
HDFC Bank Ltd. ADR	1,118	61,445
Regions Financial Corp.	3,212	60,225
Citizens Financial Group, Inc.	1,677	59,852
Huntington Bancshares, Inc.	4,939	59,416
KeyCorp	3,309	57,014
Royal Bank of Canada	580	56,156
Bank of Nova Scotia	894	52,934
First Horizon Corp.	2,315	50,606
Signature Bank	276	49,462
East West Bancorp, Inc.	670	43,416
Comerica, Inc.	584	42,854
Western Alliance Bancorporation	556	39,254
Webster Financial Corp.	916	38,609
Zions Bancorp North America	741	37,717
Synovus Financial Corp.	921	33,202
Silvergate Capital Corp. — Class A*	336	17,986
Total Banks		2,753,972

Insurance - 21.5%
Berkshire Hathaway, Inc. — Class B*	1,228	335,269
Marsh & McLennan Companies, Inc.	817	126,839
Progressive Corp.	1,004	116,735
Aon plc — Class A	404	108,951
Chubb Ltd.	519	102,025
MetLife, Inc.	1,624	101,971
American International Group, Inc.	1,815	92,801
Travelers Companies, Inc.	536	90,654
Aflac, Inc.	1,555	86,038
Prudential Financial, Inc.	898	85,921
Arthur J Gallagher & Co.	522	85,107
Allstate Corp.	665	84,275
Willis Towers Watson plc	379	74,811
Hartford Financial Services Group, Inc.	998	65,299
Cincinnati Financial Corp.	529	62,940

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
FINANCIAL SERVICES FUND

	Shares	Value
Brown & Brown, Inc.	1,013	$59,098
Principal Financial Group, Inc.	882	58,909
Markel Corp.*	43	55,610
RenaissanceRe Holdings Ltd.	353	55,199
Loews Corp.	913	54,104
American Financial Group, Inc.	355	49,278
Fidelity National Financial, Inc.	1,302	48,122
Equitable Holdings, Inc.	1,739	45,336
Globe Life, Inc.	449	43,764
Assurant, Inc.	250	43,212
Reinsurance Group of America, Inc. — Class A	348	40,817
Lincoln National Corp.	851	39,801
Old Republic International Corp.	1,721	38,482
Unum Group	1,104	37,558
First American Financial Corp.	669	35,403
Voya Financial, Inc.	590	35,123
MGIC Investment Corp.	2,387	30,076
Total Insurance		2,389,528

Diversified Financial Services - 16.0%
Charles Schwab Corp.	2,496	157,697
American Express Co.	1,042	144,442
BlackRock, Inc. — Class A	223	135,816
CME Group, Inc. — Class A	564	115,451
Intercontinental Exchange, Inc.	1,046	98,366
Capital One Financial Corp.	877	91,375
Apollo Global Management, Inc.	1,603	77,713
Discover Financial Services	786	74,340
T. Rowe Price Group, Inc.	643	73,051
Ameriprise Financial, Inc.	301	71,542
Nasdaq, Inc.	453	69,101
Raymond James Financial, Inc.	689	61,604
Tradeweb Markets, Inc. — Class A	798	54,464
LPL Financial Holdings, Inc.	292	53,868
Synchrony Financial	1,868	51,594
Cboe Global Markets, Inc.	448	50,709
Franklin Resources, Inc.	2,065	48,135
Ally Financial, Inc.	1,434	48,053
Coinbase Global, Inc. — Class A*	906	42,600
Invesco Ltd.	2,409	38,857
Jefferies Financial Group, Inc.	1,359	37,536
Stifel Financial Corp.	602	33,724
SLM Corp.	2,013	32,087
OneMain Holdings, Inc.	853	31,885
SoFi Technologies, Inc.*	5,903	31,109
Evercore, Inc. — Class A	284	26,585
Upstart Holdings, Inc.*,1	752	23,778
Total Diversified Financial Services		1,775,482

Private Equity - 3.7%
Blackstone, Inc. — Class A	1,696	154,726
KKR & Company, Inc. — Class A	1,994	92,302
Ares Management Corp. — Class A	1,068	60,726
Brookfield Asset Management, Inc. — Class A	1,234	54,876
Carlyle Group, Inc.	1,539	48,725
Total Private Equity		411,355

Commercial Services - 2.6%
S&P Global, Inc.	453	152,688
Moody’s Corp.	373	101,445
MarketAxess Holdings, Inc.	155	39,682
Total Commercial Services		293,815

Software - 0.8%
MSCI, Inc. — Class A	201	82,842

Media - 0.5%
FactSet Research Systems, Inc.	137	52,686

Savings & Loans - 0.3%
New York Community Bancorp, Inc.	3,304	30,165

Total Common Stocks
(Cost $6,843,133)		11,035,677

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$43,551	43,551
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	16,960	16,960
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	16,792	16,792
Total Repurchase Agreements
(Cost $77,303)		77,303

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	15,543	15,543
Total Securities Lending Collateral
(Cost $15,543)		15,543

Total Investments - 100.1%
(Cost $6,935,979)		$11,128,523
Other Assets & Liabilities, net - (0.1)%		(8,212)
Total Net Assets - 100.0%		$11,120,311

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
CME — Chicago Mercantile Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,035,677	$—	$—	$11,035,677
Repurchase Agreements	—	77,303	—	77,303
Securities Lending Collateral	15,543	—	—	15,543
Total Assets	$11,051,220	$77,303	$—	$11,128,523

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $14,893 of securities loaned (cost $6,858,676)	$11,051,220
Repurchase agreements, at value (cost $77,303)	77,303
Cash	308
Receivables:
Fund shares sold	120,683
Dividends	21,708
Securities lending income	283
Total assets	11,271,505

Liabilities:
Payable for:
Securities purchased	97,863
Return of securities lending collateral	15,543
Management fees	7,786
Transfer agent and administrative fees	2,464
Investor service fees	2,290
Fund shares redeemed	2,242
Portfolio accounting fees	916
Trustees’ fees*	195
Miscellaneous	21,895
Total liabilities	151,194
Commitments and contingent liabilities (Note 9)	—
Net assets	$11,120,311

Net assets consist of:
Paid in capital	$7,196,516
Total distributable earnings (loss)	3,923,795
Net assets	$11,120,311
Capital shares outstanding	123,369
Net asset value per share	$90.14

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $599)	$161,467
Interest	177
Income from securities lending, net	459
Total investment income	162,103

Expenses:
Management fees	65,317
Investor service fees	19,210
Transfer agent and administrative fees	25,814
Professional fees	13,831
Portfolio accounting fees	7,684
Trustees’ fees*	1,245
Custodian fees	1,081
Line of credit fees	18
Miscellaneous	1,101
Total expenses	135,301
Net investment income	26,802

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	160,948
Net realized gain	160,948
Net change in unrealized appreciation (depreciation) on:
Investments	(3,623,862)
Net change in unrealized appreciation (depreciation)	(3,623,862)
Net realized and unrealized loss	(3,462,914)
Net decrease in net assets resulting from operations	$(3,436,112)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,802	$69,942
Net realized gain on investments	160,948	821,848
Net change in unrealized appreciation (depreciation) on investments	(3,623,862)	3,960,827
Net increase (decrease) in net assets resulting from operations	(3,436,112)	4,852,617

Distributions to shareholders	—	(391,114)

Capital share transactions:
Proceeds from sale of shares	11,108,166	35,921,090
Distributions reinvested	—	391,114
Cost of shares redeemed	(14,692,179)	(33,000,299)
Net increase (decrease) from capital share transactions	(3,584,013)	3,311,905
Net increase (decrease) in net assets	(7,020,125)	7,773,408

Net assets:
Beginning of period	18,140,436	10,367,028
End of period	$11,120,311	$18,140,436

Capital share activity:
Shares sold	102,728	347,660
Shares issued from reinvestment of distributions	—	3,811
Shares redeemed	(140,265)	(311,790)
Net increase (decrease) in shares	(37,537)	39,681

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$112.74	$85.52	$89.79	$73.46	$84.47	$73.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.40	.70	.70	.45	.77
Net gain (loss) on investments (realized and unrealized)	(22.78)	29.49	(1.47)	19.67	(10.74)	10.63
Total from investment operations	(22.60)	29.89	(.77)	20.37	(10.29)	11.40
Less distributions from:
Net investment income	—	(.38)	(.74)	(.71)	(.72)	(.35)
Net realized gains	—	(2.29)	(2.76)	(3.33)	—	—
Total distributions	—	(2.67)	(3.50)	(4.04)	(.72)	(.35)
Net asset value, end of period	$90.14	$112.74	$85.52	$89.79	$73.46	$84.47

Total Return[c]	(20.05%)	35.26%	(0.11%)	28.08%	(12.28%)	15.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,120	$18,140	$10,367	$11,327	$7,098	$16,357
Ratios to average net assets:
Net investment income (loss)	0.35%	0.39%	0.92%	0.83%	0.54%	1.00%
Total expenses	1.76%	1.69%	1.82%	1.82%	1.72%	1.70%
Portfolio turnover rate	68%	170%	339%	218%	403%	364%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings (% of Total Net Assets)
UnitedHealth Group, Inc.	3.7%
Johnson & Johnson	3.4%
Eli Lilly & Co.	3.0%
Pfizer, Inc.	2.9%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.3%
Danaher Corp.	2.2%
Bristol-Myers Squibb Co.	2.1%
Top Ten Total	27.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Health Care Fund	(16.41%)	(11.43%)	8.60%	12.13%
S&P 500 Health Care Index	(8.33%)	3.37%	12.16%	14.97%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 100.4%

Pharmaceuticals - 31.7%
Johnson & Johnson	3,334	$591,818
Eli Lilly & Co.	1,573	510,014
Pfizer, Inc.	9,372	491,374
AbbVie, Inc.	3,043	466,066
Merck & Company, Inc.	4,687	427,314
Bristol-Myers Squibb Co.	4,658	358,666
CVS Health Corp.	3,288	304,666
Zoetis, Inc.	1,480	254,397
Cigna Corp.	965	254,297
Becton Dickinson and Co.	946	233,217
McKesson Corp.	593	193,443
AstraZeneca plc ADR	2,729	180,305
Dexcom, Inc.*	2,085	155,395
AmerisourceBergen Corp. — Class A	1,045	147,847
GSK plc ADR	2,891	125,845
Novartis AG ADR	1,389	117,412
Jazz Pharmaceuticals plc*	720	112,327
Perrigo Company plc	2,629	106,659
Cardinal Health, Inc.	2,009	105,010
Viatris, Inc.	9,316	97,539
Neurocrine Biosciences, Inc.*	896	87,342
Elanco Animal Health, Inc.*	4,189	82,230
Bausch Health Companies, Inc.*	6,082	50,845
Total Pharmaceuticals		5,454,028

Healthcare-Products - 30.6%
Thermo Fisher Scientific, Inc.	758	411,806
Abbott Laboratories	3,568	387,663
Danaher Corp.	1,494	378,759
Medtronic plc	3,500	314,125
Stryker Corp.	1,210	240,705
Intuitive Surgical, Inc.*	1,179	236,637
Edwards Lifesciences Corp.*	2,265	215,379
Boston Scientific Corp.*	5,414	201,780
ResMed, Inc.	745	156,174
Baxter International, Inc.	2,422	155,565
IDEXX Laboratories, Inc.*	433	151,866
West Pharmaceutical Services, Inc.	438	132,438
Zimmer Biomet Holdings, Inc.	1,231	129,329
STERIS plc	627	129,256
Avantor, Inc.*	4,073	126,670
Waters Corp.*	375	124,118
Align Technology, Inc.*	509	120,465
PerkinElmer, Inc.	826	117,474
Hologic, Inc.*	1,654	114,622
Cooper Companies, Inc.	349	109,279
Insulet Corp.*	480	104,611
Bio-Techne Corp.	298	103,299
ABIOMED, Inc.*	395	97,766
Henry Schein, Inc.*	1,203	92,318
Teleflex, Inc.	374	91,948
Repligen Corp.*	542	88,021
Bruker Corp.	1,375	86,295
Dentsply Sirona, Inc.	2,165	77,355
Exact Sciences Corp.*	1,938	76,338
Masimo Corp.*	582	76,050
Envista Holdings Corp.*	1,859	71,646
QuidelOrtho Corp.*	703	68,318
10X Genomics, Inc. — Class A*	1,505	68,101
Inspire Medical Systems, Inc.*	359	65,579
Tandem Diabetes Care, Inc.*	949	56,171
Natera, Inc.*	1,446	51,246
Nevro Corp.*	791	34,670
Total Healthcare-Products		5,263,842

Biotechnology - 17.8%
Amgen, Inc.	1,315	319,940
Gilead Sciences, Inc.	3,963	244,953
Vertex Pharmaceuticals, Inc.*	862	242,903
Moderna, Inc.*	1,562	223,132
Regeneron Pharmaceuticals, Inc.*	377	222,856
Seagen, Inc.*	952	168,447
Biogen, Inc.*	760	154,995
Illumina, Inc.*	791	145,829
Royalty Pharma plc — Class A	3,407	143,230
BioNTech SE ADR	910	135,681
Alnylam Pharmaceuticals, Inc.*	807	117,701
Horizon Therapeutics plc*	1,463	116,689
Incyte Corp.*	1,523	115,702
BioMarin Pharmaceutical, Inc.*	1,363	112,952
United Therapeutics Corp.*	391	92,135
Biohaven Pharmaceutical Holding Company Ltd.*	593	86,406
Sarepta Therapeutics, Inc.*	1,025	76,834
Novavax, Inc.*	1,239	63,722
Mirati Therapeutics, Inc.*	910	61,088
Apellis Pharmaceuticals, Inc.*	1,297	58,650
Intellia Therapeutics, Inc.*	1,124	58,178
Guardant Health, Inc.*	1,433	57,807
Fate Therapeutics, Inc.*	1,874	46,438
Total Biotechnology		3,066,268

Healthcare-Services - 17.2%
UnitedHealth Group, Inc.	1,237	635,360
Elevance Health, Inc.	627	302,578
Humana, Inc.	471	220,461
Centene Corp.*	2,352	199,003
HCA Healthcare, Inc.	1,155	194,109
IQVIA Holdings, Inc.*	849	184,225
Laboratory Corporation of America Holdings	553	129,601
Catalent, Inc.*	1,156	124,027
ICON plc*	548	118,752
Molina Healthcare, Inc.*	416	116,318
Quest Diagnostics, Inc.	817	108,645
Charles River Laboratories International, Inc.*	430	92,007
Syneos Health, Inc.*	1,100	78,848
Universal Health Services, Inc. — Class B	754	75,935
DaVita, Inc.*	901	72,044
Teladoc Health, Inc.*	2,024	67,217

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
HEALTH CARE FUND

	Shares	Value
Tenet Healthcare Corp.*	1,265	$66,488
Encompass Health Corp.	1,182	66,251
Oak Street Health, Inc.*	3,536	58,132
Amedisys, Inc.*	445	46,778
Total Healthcare-Services		2,956,779

Electronics - 1.8%
Agilent Technologies, Inc.	1,391	165,209
Mettler-Toledo International, Inc.*	125	143,596
Total Electronics		308,805

Software - 1.3%
Veeva Systems, Inc. — Class A*	809	160,214
Doximity, Inc. — Class A*	2,108	73,401
Total Software		233,615

Total Common Stocks
(Cost $8,962,455)		17,283,337

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$69,114	$69,114
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	26,916	26,916
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	26,649	26,649
Total Repurchase Agreements
(Cost $122,679)		122,679

Total Investments - 101.1%
(Cost $9,085,134)		$17,406,016
Other Assets & Liabilities, net - (1.1)%		(194,213)
Total Net Assets - 100.0%		$17,211,803

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,283,337	$—	$—	$17,283,337
Repurchase Agreements	—	122,679	—	122,679
Total Assets	$17,283,337	$122,679	$—	$17,406,016

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $8,962,455)	$17,283,337
Repurchase agreements, at value (cost $122,679)	122,679
Receivables:
Dividends	13,459
Foreign tax reclaims	2,697
Securities lending income	291
Total assets	17,422,463

Liabilities:
Payable for:
Fund shares redeemed	163,827
Management fees	11,506
Transfer agent and administrative fees	3,641
Investor service fees	3,384
Portfolio accounting fees	1,354
Trustees’ fees*	237
Miscellaneous	26,711
Total liabilities	210,660
Commitments and contingent liabilities (Note 9)	—
Net assets	$17,211,803

Net assets consist of:
Paid in capital	$7,967,202
Total distributable earnings (loss)	9,244,601
Net assets	$17,211,803
Capital shares outstanding	213,215
Net asset value per share	$80.73

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $5,566)	$119,942
Interest	202
Income from securities lending, net	1,839
Total investment income	121,983

Expenses:
Management fees	79,926
Investor service fees	23,508
Transfer agent and administrative fees	31,105
Professional fees	15,918
Portfolio accounting fees	9,403
Trustees’ fees*	1,380
Custodian fees	1,315
Line of credit fees	16
Miscellaneous	3,180
Total expenses	165,751
Net investment loss	(43,768)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,301,702
Net realized gain	1,301,702
Net change in unrealized appreciation (depreciation) on:
Investments	(4,956,382)
Net change in unrealized appreciation (depreciation)	(4,956,382)
Net realized and unrealized loss	(3,654,680)
Net decrease in net assets resulting from operations	$(3,698,448)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(43,768)	$(134,251)
Net realized gain on investments	1,301,702	2,291,794
Net change in unrealized appreciation (depreciation) on investments	(4,956,382)	1,272,751
Net increase (decrease) in net assets resulting from operations	(3,698,448)	3,430,294

Distributions to shareholders	—	(1,193,289)

Capital share transactions:
Proceeds from sale of shares	10,935,800	21,856,082
Distributions reinvested	—	1,193,289
Cost of shares redeemed	(13,866,298)	(22,494,170)
Net increase (decrease) from capital share transactions	(2,930,498)	555,201
Net increase (decrease) in net assets	(6,628,946)	2,792,206

Net assets:
Beginning of period	23,840,749	21,048,543
End of period	$17,211,803	$23,840,749

Capital share activity:
Shares sold	126,012	233,391
Shares issued from reinvestment of distributions	—	12,958
Shares redeemed	(159,643)	(243,009)
Net increase (decrease) in shares	(33,631)	3,340

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$96.58	$86.44	$74.88	$62.38	$62.43	$52.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.61)	(.55)	(.40)	(.48)	(.44)
Net gain (loss) on investments (realized and unrealized)	(15.65)	16.61	14.32	14.35	1.33 [d]	12.39
Total from investment operations	(15.85)	16.00	13.77	13.95	.85	11.95
Less distributions from:
Net realized gains	—	(5.86)	(2.21)	(1.45)	(.90)	(2.14)
Total distributions	—	(5.86)	(2.21)	(1.45)	(.90)	(2.14)
Net asset value, end of period	$80.73	$96.58	$86.44	$74.88	$62.38	$62.43

Total Return[c]	(16.41%)	18.84%	18.68%	22.57%	1.25%	22.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,212	$23,841	$21,049	$19,042	$20,437	$22,657
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.66%)	(0.71%)	(0.58%)	(0.72%)	(0.73%)
Total expenses	1.76%	1.69%	1.82%	1.82%	1.72%	1.70%
Portfolio turnover rate	54%	114%	171%	150%	194%	156%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class A	8.5%
Amazon.com, Inc.	7.2%
Meta Platforms, Inc. — Class A	4.6%
Adobe, Inc.	2.9%
Salesforce, Inc.	2.9%
Cisco Systems, Inc.	2.9%
PayPal Holdings, Inc.	2.0%
Netflix, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Activision Blizzard, Inc.	1.8%
Top Ten Total	36.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Internet Fund	(42.32%)	(50.21%)	3.75%	10.64%
S&P 500 Information Technology Index	(26.91%)	(13.56%)	20.22%	18.69%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 54.6%
Alphabet, Inc. — Class A*	171	$372,653
Amazon.com, Inc.*	2,962	314,594
Meta Platforms, Inc. — Class A*	1,265	203,981
Netflix, Inc.*	482	84,287
Booking Holdings, Inc.*	47	82,203
Airbnb, Inc. — Class A*	834	74,293
Alibaba Group Holding Ltd. ADR*	603	68,549
Twitter, Inc.*	1,816	67,900
Uber Technologies, Inc.*	3,085	63,119
DoorDash, Inc. — Class A*	811	52,042
eBay, Inc.	1,163	48,462
Shopify, Inc. — Class A*	1,531	47,828
Snap, Inc. — Class A*	3,489	45,811
Baidu, Inc. ADR*	304	45,214
VeriSign, Inc.*	260	43,506
JD.com, Inc. ADR	667	42,835
Match Group, Inc.*	603	42,023
MercadoLibre, Inc.*	65	41,397
Sea Ltd. ADR*	608	40,651
Chewy, Inc. — Class A*,1	1,165	40,449
Okta, Inc.*	439	39,686
Expedia Group, Inc.*	403	38,217
Pinterest, Inc. — Class A*	1,869	33,941
GoDaddy, Inc. — Class A*	485	33,737
Pinduoduo, Inc. ADR*	540	33,372
Roku, Inc.*	395	32,445
Etsy, Inc.*	429	31,407
F5, Inc.*	196	29,996
Trip.com Group Ltd. ADR*	1,071	29,399
Zillow Group, Inc. — Class C*	911	28,924
Zillow Group, Inc. — Class A*	908	28,883
Spotify Technology S.A.*	303	28,431
IAC*	337	25,602
Coupang, Inc.*	1,864	23,766
Wix.com Ltd.*	336	22,025
Bumble, Inc. — Class A*	769	21,647
Wayfair, Inc. — Class A*	490	21,344
Lyft, Inc. — Class A*	1,554	20,637
TripAdvisor, Inc.*	876	15,593
Revolve Group, Inc.*	530	13,732
Overstock.com, Inc.*	390	9,754
Vimeo, Inc.*	1,524	9,174
Stitch Fix, Inc. — Class A*	1,302	6,432
Total Internet		2,399,941

Software - 31.1%
Adobe, Inc.*	352	128,853
Salesforce, Inc.*	775	127,906
Activision Blizzard, Inc.	999	77,782
Snowflake, Inc. — Class A*	506	70,364
Datadog, Inc. — Class A*	620	59,049
Workday, Inc. — Class A*	420	58,624
Veeva Systems, Inc. — Class A*	290	57,432
Zoom Video Communications, Inc. — Class A*	512	55,281
Electronic Arts, Inc.	451	54,864
Citrix Systems, Inc.*	548	53,249
ROBLOX Corp. — Class A*	1,555	51,097
MongoDB, Inc.*	166	43,077
Take-Two Interactive Software, Inc.*	343	42,028
Twilio, Inc. — Class A*	469	39,307
Cloudflare, Inc. — Class A*	898	39,288
HubSpot, Inc.*	128	38,483
Akamai Technologies, Inc.*	415	37,902
ZoomInfo Technologies, Inc. — Class A*	1,086	36,099
DocuSign, Inc.*	578	33,166
Dropbox, Inc. — Class A*	1,365	28,651
Five9, Inc.*	288	26,248
NetEase, Inc. ADR	269	25,114
Smartsheet, Inc. — Class A*	687	21,592
Coupa Software, Inc.*	376	21,470
DigitalOcean Holdings, Inc.*	514	21,259
Bilibili, Inc. ADR*,1	830	21,248
Box, Inc. — Class A*	801	20,137
New Relic, Inc.*	377	18,869
Ziff Davis, Inc.*	251	18,707
Nutanix, Inc. — Class A*	1,235	18,068
Fastly, Inc. — Class A*	1,087	12,620
BigCommerce Holdings, Inc.*	712	11,534
Total Software		1,369,368

Telecommunications - 7.6%
Cisco Systems, Inc.	2,986	127,323
Motorola Solutions, Inc.	288	60,365
Arista Networks, Inc.*	573	53,713
Juniper Networks, Inc.	1,066	30,381
Switch, Inc. — Class A	834	27,939
Ciena Corp.*	581	26,552
CommScope Holding Company, Inc.*	1,747	10,691
Total Telecommunications		336,964

Commercial Services - 4.2%
PayPal Holdings, Inc.*	1,243	86,811
CoStar Group, Inc.*	821	49,597
Paylocity Holding Corp.*	188	32,791
Chegg, Inc.*	849	15,944
Total Commercial Services		185,143

Entertainment - 0.6%
DraftKings, Inc. — Class A*,1	2,071	24,168

Healthcare-Services - 0.6%
Teladoc Health, Inc.*	727	24,143

Computers - 0.6%
Lumentum Holdings, Inc.*	303	24,064

Real Estate - 0.2%
Redfin Corp.*	1,236	10,185

Total Common Stocks
(Cost $3,200,000)		4,373,976

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$20,715	$20,715
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	8,067	8,067
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	7,987	7,987
Total Repurchase Agreements
(Cost $36,769)		36,769

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	68,512	$68,512
Total Securities Lending Collateral
(Cost $68,512)		68,512

Total Investments - 101.9%
(Cost $3,305,281)		$4,479,257
Other Assets & Liabilities, net - (1.9)%		(81,515)
Total Net Assets - 100.0%		$4,397,742

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,373,976	$—	$—	$4,373,976
Repurchase Agreements	—	36,769	—	36,769
Securities Lending Collateral	68,512	—	—	68,512
Total Assets	$4,442,488	$36,769	$—	$4,479,257

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $64,761 of securities loaned (cost $3,268,512)	$4,442,488
Repurchase agreements, at value (cost $36,769)	36,769
Receivables:
Securities sold	28,429
Dividends	247
Securities lending income	13
Total assets	4,507,946

Liabilities:
Payable for:
Return of securities lending collateral	68,512
Fund shares redeemed	26,788
Management fees	3,251
Transfer agent and administrative fees	1,029
Investor service fees	956
Portfolio accounting fees	382
Trustees’ fees*	82
Miscellaneous	9,204
Total liabilities	110,204
Commitments and contingent liabilities (Note 9)	—
Net assets	$4,397,742

Net assets consist of:
Paid in capital	$2,779,918
Total distributable earnings (loss)	1,617,824
Net assets	$4,397,742
Capital shares outstanding	54,660
Net asset value per share	$80.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $147)	$6,611
Interest	65
Income from securities lending, net	59
Total investment income	6,735

Expenses:
Management fees	26,469
Investor service fees	7,785
Transfer agent and administrative fees	10,563
Portfolio accounting fees	3,114
Professional fees	1,324
Trustees’ fees*	536
Custodian fees	441
Miscellaneous	4,591
Total expenses	54,823
Net investment loss	(48,088)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	118,938
Net realized gain	118,938
Net change in unrealized appreciation (depreciation) on:
Investments	(3,658,133)
Net change in unrealized appreciation (depreciation)	(3,658,133)
Net realized and unrealized loss	(3,539,195)
Net decrease in net assets resulting from operations	$(3,587,283)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(48,088)	$(176,196)
Net realized gain on investments	118,938	3,098,622
Net change in unrealized appreciation (depreciation) on investments	(3,658,133)	(3,296,938)
Net decrease in net assets resulting from operations	(3,587,283)	(374,512)

Distributions to shareholders	—	(1,342,952)

Capital share transactions:
Proceeds from sale of shares	1,254,104	15,647,805
Distributions reinvested	—	1,342,952
Cost of shares redeemed	(2,400,464)	(20,208,229)
Net decrease from capital share transactions	(1,146,360)	(3,217,472)
Net decrease in net assets	(4,733,643)	(4,934,936)

Net assets:
Beginning of period	9,131,385	14,066,321
End of period	$4,397,742	$9,131,385

Capital share activity:
Shares sold	11,209	92,755
Shares issued from reinvestment of distributions	—	8,527
Shares redeemed	(22,006)	(121,366)
Net decrease in shares	(10,797)	(20,084)

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$139.50	$164.44	$104.02	$82.90	$86.84	$65.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.81)	(2.50)	(1.95)	(1.41)	(1.25)	(.79)
Net gain (loss) on investments (realized and unrealized)	(58.23)	(2.98)	64.22	22.53	(1.23)	22.88
Total from investment operations	(59.04)	(5.48)	62.27	21.12	(2.48)	22.09
Less distributions from:
Net realized gains	—	(19.46)	(1.85)	—	(1.46)	(.38)
Total distributions	—	(19.46)	(1.85)	—	(1.46)	(.38)
Net asset value, end of period	$80.46	$139.50	$164.44	$104.02	$82.90	$86.84

Total Return[c]	(42.32%)	(4.66%)	60.21%	25.48%	(3.20%)	33.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,398	$9,131	$14,066	$8,347	$8,099	$8,943
Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.53%)	(1.54%)	(1.42%)	(1.29%)	(1.01%)
Total expenses	1.76%	1.69%	1.82%	1.82%	1.72%	1.71%
Portfolio turnover rate	25%	139%	243%	319%	485%	365%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings (% of Total Net Assets)
McDonald’s Corp.	3.6%
Comcast Corp. — Class A	3.6%
Walt Disney Co.	3.4%
Philip Morris International, Inc.	3.3%
Charter Communications, Inc. — Class A	2.7%
Starbucks Corp.	2.6%
Netflix, Inc.	2.3%
Booking Holdings, Inc.	2.2%
Altria Group, Inc.	2.2%
Activision Blizzard, Inc.	2.1%
Top Ten Total	28.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Leisure Fund	(29.73%)	(36.85%)	0.37%	7.68%
S&P 500 Consumer Discretionary Index	(32.82%)	(24.20%)	9.75%	13.52%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Media - 20.1%
Comcast Corp. — Class A	3,401	$133,455
Walt Disney Co.*	1,343	126,779
Charter Communications, Inc. — Class A*	213	99,797
Warner Bros Discovery, Inc.*	4,079	54,740
Liberty Broadband Corp. — Class C*	404	46,719
Paramount Global — Class B	1,638	40,426
Fox Corp. — Class A	1,247	40,103
DISH Network Corp. — Class A*	1,784	31,987
News Corp. — Class A	1,905	29,680
Cable One, Inc.	22	28,365
Nexstar Media Group, Inc. — Class A	158	25,735
Altice USA, Inc. — Class A*	2,536	23,458
TEGNA, Inc.	1,024	21,473
World Wrestling Entertainment, Inc. — Class A	326	20,372
New York Times Co. — Class A	724	20,200
Total Media		743,289

Retail - 17.6%
McDonald’s Corp.	546	134,796
Starbucks Corp.	1,246	95,182
Chipotle Mexican Grill, Inc. — Class A*	46	60,134
Yum! Brands, Inc.	497	56,414
Yum China Holdings, Inc.	865	41,953
Darden Restaurants, Inc.	329	37,216
Domino’s Pizza, Inc.	95	37,022
Restaurant Brands International, Inc.	624	31,294
Texas Roadhouse, Inc. — Class A	308	22,546
Wendy’s Co.	1,106	20,881
Papa John’s International, Inc.	207	17,289
Wingstop, Inc.	200	14,954
Cracker Barrel Old Country Store, Inc.	163	13,609
Shake Shack, Inc. — Class A*	329	12,989
Dave & Buster’s Entertainment, Inc.*	389	12,751
Bloomin’ Brands, Inc.	747	12,415
Cheesecake Factory, Inc.	442	11,678
Jack in the Box, Inc.	194	10,876
Brinker International, Inc.*	434	9,561
Total Retail		653,560

Internet - 12.2%
Netflix, Inc.*	480	83,938
Booking Holdings, Inc.*	47	82,202
Airbnb, Inc. — Class A*	836	74,471
Sea Ltd. ADR*	840	56,162
Trip.com Group Ltd. ADR*	1,616	44,359
Spotify Technology S.A.*	438	41,098
Expedia Group, Inc.*	397	37,647
Roku, Inc.*	391	32,117
Total Internet		451,994

Entertainment - 10.6%
Live Nation Entertainment, Inc.*	521	43,024
Warner Music Group Corp. — Class A	1,457	35,492
Vail Resorts, Inc.	135	29,437
Caesars Entertainment, Inc.*	750	28,725
AMC Entertainment Holdings, Inc. — Class A*,1	2,106	28,536
Churchill Downs, Inc.	147	28,155
DraftKings, Inc. — Class A*,1	2,077	24,239
Penn National Gaming, Inc.*	789	24,001
Marriott Vacations Worldwide Corp.	196	22,775
Light & Wonder, Inc. — Class A*	439	20,629
International Game Technology plc	1,077	19,989
Red Rock Resorts, Inc. — Class A	586	19,549
Madison Square Garden Sports Corp. — Class A*	127	19,177
SeaWorld Entertainment, Inc.*	429	18,953
Six Flags Entertainment Corp.*	684	14,843
Cinemark Holdings, Inc.*	892	13,398
Total Entertainment		390,922

Lodging - 10.0%
Marriott International, Inc. — Class A	470	63,925
Hilton Worldwide Holdings, Inc.	481	53,603
Las Vegas Sands Corp.*	1,559	52,367
MGM Resorts International	1,248	36,129
Hyatt Hotels Corp. — Class A*	375	27,716
Wynn Resorts Ltd.*	462	26,325
Wyndham Hotels & Resorts, Inc.	371	24,382
Choice Hotels International, Inc.	215	24,000
Boyd Gaming Corp.	459	22,835
Hilton Grand Vacations, Inc.*	564	20,152
Travel + Leisure Co.	478	18,556
Total Lodging		369,990

Software - 8.0%
Activision Blizzard, Inc.	993	77,315
Electronic Arts, Inc.	452	54,986
ROBLOX Corp. — Class A*	1,561	51,294
Take-Two Interactive Software, Inc.*	344	42,150
NetEase, Inc. ADR	398	37,157
Bilibili, Inc. ADR*,1	1,271	32,538
Total Software		295,440

Leisure Time - 6.9%
Norwegian Cruise Line Holdings Ltd.*,1	3,806	42,323
Carnival Corp.*	3,613	31,253
Royal Caribbean Cruises Ltd.*	873	30,476
Planet Fitness, Inc. — Class A*	382	25,980
Polaris, Inc.	248	24,621
Brunswick Corp.	347	22,687
Harley-Davidson, Inc.	699	22,130
YETI Holdings, Inc.*	457	19,774
Callaway Golf Co.*	967	19,727
Peloton Interactive, Inc. — Class A*	1,875	17,213
Total Leisure Time		256,184

Agriculture - 6.3%
Philip Morris International, Inc.	1,220	120,463
Altria Group, Inc.	1,955	81,660

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
LEISURE FUND

	Shares	Value
British American Tobacco plc ADR	714	$30,638
Total Agriculture		232,761

Beverages - 5.6%
Constellation Brands, Inc. — Class A	288	67,121
Brown-Forman Corp. — Class B	809	56,759
Molson Coors Beverage Co. — Class B	637	34,723
Anheuser-Busch InBev S.A. ADR	551	29,727
Boston Beer Company, Inc. — Class A*	64	19,390
Total Beverages		207,720

Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	413	33,817
Mattel, Inc.*	1,255	28,024
Total Toys, Games & Hobbies		61,841

Food Service - 0.8%
Aramark	936	28,670

Total Common Stocks
(Cost $2,714,313)		3,692,371

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$8,876	8,876
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	3,457	3,457
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	3,422	3,422
Total Repurchase Agreements
(Cost $15,755)		15,755

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	77,089	77,089
Total Securities Lending Collateral
(Cost $77,089)		77,089

Total Investments - 102.3%
(Cost $2,807,157)		$3,785,215
Other Assets & Liabilities, net - (2.3)%		(84,532)
Total Net Assets - 100.0%		$3,700,683

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,692,371	$—	$—	$3,692,371
Repurchase Agreements	—	15,755	—	15,755
Securities Lending Collateral	77,089	—	—	77,089
Total Assets	$3,769,460	$15,755	$—	$3,785,215

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $72,147 of securities loaned (cost $2,791,402)	$3,769,460
Repurchase agreements, at value (cost $15,755)	15,755
Receivables:
Dividends	4,795
Fund shares sold	1,017
Securities lending income	59
Total assets	3,791,086

Liabilities:
Payable for:
Return of securities lending collateral	77,089
Management fees	2,725
Fund shares redeemed	1,494
Transfer agent and administrative fees	863
Investor service fees	802
Portfolio accounting fees	321
Trustees’ fees*	62
Miscellaneous	7,047
Total liabilities	90,403
Commitments and contingent liabilities (Note 9)	—
Net assets	$3,700,683

Net assets consist of:
Paid in capital	$3,274,293
Total distributable earnings (loss)	426,390
Net assets	$3,700,683
Capital shares outstanding	43,210
Net asset value per share	$85.64

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $127)	$29,034
Interest	50
Income from securities lending, net	190
Total investment income	29,274

Expenses:
Management fees	20,595
Investor service fees	6,057
Transfer agent and administrative fees	8,106
Professional fees	4,474
Portfolio accounting fees	2,423
Trustees’ fees*	383
Custodian fees	342
Miscellaneous	316
Total expenses	42,696
Net investment loss	(13,422)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	75,448
Net realized gain	75,448
Net change in unrealized appreciation (depreciation) on:
Investments	(1,823,342)
Net change in unrealized appreciation (depreciation)	(1,823,342)
Net realized and unrealized loss	(1,747,894)
Net decrease in net assets resulting from operations	$(1,761,316)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(13,422)	$(81,558)
Net realized gain on investments	75,448	657,993
Net change in unrealized appreciation (depreciation) on investments	(1,823,342)	(572,454)
Net increase (decrease) in net assets resulting from operations	(1,761,316)	3,981

Distributions to shareholders	—	(181,459)

Capital share transactions:
Proceeds from sale of shares	1,611,793	17,951,157
Distributions reinvested	—	181,459
Cost of shares redeemed	(2,253,528)	(22,672,915)
Net decrease from capital share transactions	(641,735)	(4,540,299)
Net decrease in net assets	(2,403,051)	(4,717,777)

Net assets:
Beginning of period	6,103,734	10,821,511
End of period	$3,700,683	$6,103,734

Capital share activity:
Shares sold	14,289	136,000
Shares issued from reinvestment of distributions	—	1,406
Shares redeemed	(21,164)	(175,639)
Net decrease in shares	(6,875)	(38,233)

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$121.87	$122.53	$106.03	$83.01	$98.33	$82.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(1.02)	(.56)	(.09)	.23	.24
Net gain (loss) on investments (realized and unrealized)	(35.94)	2.25	21.48	24.33	(13.07)	16.28
Total from investment operations	(36.23)	1.23	20.92	24.24	(12.84)	16.52
Less distributions from:
Net investment income	—	—	—	(.24)	(.26)	(.22)
Net realized gains	—	(1.89)	(4.42)	(.98)	(2.22)	(.18)
Total distributions	—	(1.89)	(4.42)	(1.22)	(2.48)	(.40)
Net asset value, end of period	$85.64	$121.87	$122.53	$106.03	$83.01	$98.33

Total Return[c]	(29.73%)	0.92%	21.01%	29.28%	(13.44%)	20.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,701	$6,104	$10,822	$6,536	$3,565	$9,427
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.78%)	(0.56%)	(0.09%)	0.24%	0.26%
Total expenses	1.76%	1.69%	1.82%	1.83%	1.71%	1.70%
Portfolio turnover rate	41%	194%	257%	224%	239%	303%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Newmont Corp.	9.3%
Freeport-McMoRan, Inc.	8.5%
Barrick Gold Corp.	7.3%
Franco-Nevada Corp.	6.7%
Agnico Eagle Mines Ltd.	5.9%
Wheaton Precious Metals Corp.	5.4%
VanEck Junior Gold Miners ETF	3.8%
Gold Fields Ltd. ADR	3.7%
Royal Gold, Inc.	3.6%
Sibanye Stillwater Ltd. ADR	3.5%
Top Ten Total	57.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Precious Metals Fund	(18.81%)	(23.44%)	5.42%	(2.81%)
S&P 500 Materials Index	(17.89%)	(8.72%)	8.74%	9.91%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 95.6%

Mining - 95.6%
Newmont Corp.	27,373	$1,633,347
Freeport-McMoRan, Inc.	50,999	1,492,231
Barrick Gold Corp.	71,736	1,269,010
Franco-Nevada Corp.	8,956	1,178,430
Agnico Eagle Mines Ltd.	22,517	1,030,378
Wheaton Precious Metals Corp.	26,192	943,698
Gold Fields Ltd. ADR[1]	71,626	653,229
Royal Gold, Inc.	5,858	625,517
Sibanye Stillwater Ltd. ADR	60,588	604,062
AngloGold Ashanti Ltd. ADR	38,996	576,751
Yamana Gold, Inc.	104,338	485,172
Kinross Gold Corp.	135,007	483,325
Pan American Silver Corp.	23,503	462,304
B2Gold Corp.	129,394	438,646
SSR Mining, Inc.	25,709	429,340
Alamos Gold, Inc. — Class A	55,602	390,326
Harmony Gold Mining Company Ltd. ADR	102,484	320,775
Hecla Mining Co.	81,577	319,782
First Majestic Silver Corp.	43,528	312,531
Osisko Gold Royalties Ltd.[1]	30,502	308,070
Novagold Resources, Inc.*	59,133	284,430
MAG Silver Corp.*	20,970	255,205
Equinox Gold Corp.*	56,589	251,255
Eldorado Gold Corp.*	38,657	247,018
Sandstorm Gold Ltd.	41,352	246,044
Seabridge Gold, Inc.*	18,187	226,064
SilverCrest Metals, Inc.*	35,868	219,153
Coeur Mining, Inc.*	68,964	209,651
Fortuna Silver Mines, Inc.*	72,523	205,965
IAMGOLD Corp.*	116,023	186,797
Endeavour Silver Corp.*	53,754	168,788
Silvercorp Metals, Inc.	60,243	149,403
Gatos Silver, Inc.*	37,306	107,068
Total Mining		16,713,765

Total Common Stocks
(Cost $10,464,716)		16,713,765

EXCHANGE-TRADED FUNDS† - 3.8%
VanEck Junior Gold Miners ETF	20,590	658,880
Total Exchange-Traded Funds
(Cost $495,045)		658,880

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$97,445	97,445
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	37,949	37,949
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	37,573	37,573
Total Repurchase Agreements
(Cost $172,967)		172,967

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	392,741	392,741
Total Securities Lending Collateral
(Cost $392,741)		392,741

Total Investments - 102.6%
(Cost $11,525,469)		$17,938,353
Other Assets & Liabilities, net - (2.6)%		(457,224)
Total Net Assets - 100.0%		$17,481,129

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
PRECIOUS METALS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,713,765	$—	$—	$16,713,765
Exchange-Traded Funds	658,880	—	—	658,880
Repurchase Agreements	—	172,967	—	172,967
Securities Lending Collateral	392,741	—	—	392,741
Total Assets	$17,765,386	$172,967	$—	$17,938,353

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $362,953 of securities loaned (cost $11,352,502)	$17,765,386
Repurchase agreements, at value (cost $172,967)	172,967
Cash	4,003
Receivables:
Securities sold	313,513
Fund shares sold	9,893
Dividends	5,927
Foreign tax reclaims	2,170
Securities lending income	263
Total assets	18,274,122

Liabilities:
Payable for:
Return of securities lending collateral	392,741
Fund shares redeemed	260,425
Deferred foreign capital gain taxes	86,192
Management fees	12,787
Transfer agent and administrative fees	4,587
Investor service fees	4,263
Portfolio accounting fees	1,705
Trustees’ fees*	266
Miscellaneous	30,027
Total liabilities	792,993
Commitments and contingent liabilities (Note 9)	—
Net assets	$17,481,129

Net assets consist of:
Paid in capital	$32,370,300
Total distributable earnings (loss)	(14,889,171)
Net assets	$17,481,129
Capital shares outstanding	522,021
Net asset value per share	$33.49

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $23,625)	$178,111
Interest	426
Income from securities lending, net	1,315
Total investment income	179,852

Expenses:
Management fees	83,997
Investor service fees	28,000
Transfer agent and administrative fees	36,021
Professional fees	15,025
Portfolio accounting fees	11,200
Custodian fees	1,541
Trustees’ fees*	1,316
Miscellaneous	9,372
Total expenses	186,472
Net investment loss	(6,620)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,330,315
Foreign currency transactions	1
Net realized gain	1,330,316
Net change in unrealized appreciation (depreciation) on:
Investments	(6,063,666)
Net change in unrealized appreciation (depreciation)	(6,063,666)
Net realized and unrealized loss	(4,733,350)
Net decrease in net assets resulting from operations	$(4,739,970)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(6,620)	$29,095
Net realized gain on investments	1,330,316	88,894
Net change in unrealized appreciation (depreciation) on investments	(6,063,666)	(2,373,027)
Net decrease in net assets resulting from operations	(4,739,970)	(2,255,038)

Distributions to shareholders	—	(831,432)

Capital share transactions:
Proceeds from sale of shares	33,261,964	34,139,734
Distributions reinvested	—	831,432
Cost of shares redeemed	(32,198,544)	(33,972,997)
Net increase from capital share transactions	1,063,420	998,169
Net decrease in net assets	(3,676,550)	(2,088,301)

Net assets:
Beginning of period	21,157,679	23,245,980
End of period	$17,481,129	$21,157,679

Capital share activity:
Shares sold	826,065	783,745
Shares issued from reinvestment of distributions	—	20,006
Shares redeemed	(816,918)	(782,667)
Net increase in shares	9,147	21,084

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$41.25	$47.27	$36.75	$24.14	$30.30	$29.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.06	(.37)	(.20)	(.23)	(.29)
Net gain (loss) on investments (realized and unrealized)	(7.75)	(4.40)	13.03	12.81	(4.68)	2.29
Total from investment operations	(7.76)	(4.34)	12.66	12.61	(4.91)	2.00
Less distributions from:
Net investment income	—	(1.68)	(2.14)	—	(1.25)	(1.42)
Total distributions	—	(1.68)	(2.14)	—	(1.25)	(1.42)
Net asset value, end of period	$33.49	$41.25	$47.27	$36.75	$24.14	$30.30

Total Return[c]	(18.81%)	(9.19%)	34.30%	52.24%	(16.61%)	7.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,481	$21,158	$23,246	$24,882	$16,632	$30,201
Ratios to average net assets:
Net investment income (loss)	(0.06%)	0.13%	(0.88%)	(0.69%)	(0.87%)	(0.93%)
Total expenses[d]	1.66%	1.59%	1.72%	1.72%	1.67%	1.61%
Portfolio turnover rate	142%	133%	163%	180%	639%	691%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
American Tower Corp. — Class A	3.2%
Prologis, Inc.	2.7%
Crown Castle International Corp.	2.6%
Equinix, Inc.	2.3%
Public Storage	2.2%
Realty Income Corp.	1.9%
SBA Communications Corp.	1.8%
Welltower, Inc.	1.8%
Digital Realty Trust, Inc.	1.8%
Simon Property Group, Inc.	1.6%
Top Ten Total	21.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Real Estate Fund	(21.61%)	(11.84%)	3.19%	5.41%
MSCI U.S. REIT Index	(20.32%)	(6.41%)	5.30%	7.32%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the MSCI U.S.REIT Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

REITs - 92.5%
REITs-Diversified - 24.7%
American Tower Corp. — Class A	793	$202,683
Crown Castle International Corp.	981	165,181
Equinix, Inc.	227	149,144
SBA Communications Corp.	365	116,818
Digital Realty Trust, Inc.	880	114,250
VICI Properties, Inc.	3,320	98,903
Weyerhaeuser Co.	2,837	93,961
Duke Realty Corp.	1,555	85,447
WP Carey, Inc.	882	73,083
Gaming and Leisure Properties, Inc.	1,378	63,195
Lamar Advertising Co. — Class A	645	56,741
Rayonier, Inc.	1,182	44,183
PS Business Parks, Inc.	229	42,857
New Residential Investment Corp.	4,589	42,769
EPR Properties	752	35,291
Broadstone Net Lease, Inc.	1,669	34,231
LXP Industrial Trust	3,119	33,498
PotlatchDeltic Corp.	737	32,568
Outfront Media, Inc.	1,875	31,781
Uniti Group, Inc.	2,966	27,940
Washington Real Estate Investment Trust	1,186	25,274
Total REITs-Diversified		1,569,798

REITs-Apartments - 12.5%
Equity Residential	1,353	97,714
AvalonBay Communities, Inc.	501	97,319
Invitation Homes, Inc.	2,451	87,207
Mid-America Apartment Communities, Inc.	486	84,890
Essex Property Trust, Inc.	303	79,238
UDR, Inc.	1,572	72,375
Camden Property Trust	524	70,468
American Homes 4 Rent — Class A	1,883	66,734
American Campus Communities, Inc.*	855	55,122
Apartment Income REIT Corp.	1,154	48,006
Independence Realty Trust, Inc.	1,900	39,387
Total REITs-Apartments		798,460

REITs-Health Care - 9.2%
Welltower, Inc.	1,393	114,714
Ventas, Inc.	1,649	84,808
Healthpeak Properties, Inc.	2,690	69,698
Medical Properties Trust, Inc.	3,804	58,087
Omega Healthcare Investors, Inc.	1,712	48,261
Healthcare Trust of America, Inc. — Class A	1,656	46,219
Physicians Realty Trust	2,083	36,348
Healthcare Realty Trust, Inc.	1,296	35,251
Sabra Health Care REIT, Inc.	2,347	32,788
National Health Investors, Inc.	494	29,941
CareTrust REIT, Inc.	1,355	24,986
Total REITs-Health Care		581,101

REITs-Office Property - 8.6%
Alexandria Real Estate Equities, Inc.	659	95,575
Boston Properties, Inc.	776	69,049
Kilroy Realty Corp.	880	46,050
Vornado Realty Trust	1,545	44,172
Cousins Properties, Inc.	1,331	38,905
Douglas Emmett, Inc.	1,646	36,838
Highwoods Properties, Inc.	1,034	35,352
Equity Commonwealth*	1,187	32,678
JBG SMITH Properties	1,342	31,725
Corporate Office Properties Trust	1,211	31,716
SL Green Realty Corp.	681	31,428
Hudson Pacific Properties, Inc.	1,820	27,009
Brandywine Realty Trust	2,524	24,331
Total REITs-Office Property		544,828

REITs-Warehouse/Industries - 7.8%
Prologis, Inc.	1,478	173,887
Rexford Industrial Realty, Inc.	982	56,553
Americold Realty Trust, Inc.	1,810	54,372
EastGroup Properties, Inc.	320	49,386
First Industrial Realty Trust, Inc.	976	46,340
STAG Industrial, Inc.	1,423	43,942
Terreno Realty Corp.	671	37,395
Innovative Industrial Properties, Inc.	307	33,730
Total REITs-Warehouse/Industries		495,605

REITs-Storage - 7.2%
Public Storage	439	137,262
Extra Space Storage, Inc.	529	89,994
Iron Mountain, Inc.	1,474	71,769
CubeSmart	1,350	57,672
Life Storage, Inc.	508	56,723
National Storage Affiliates Trust	943	47,216
Total REITs-Storage		460,636

REITs-Shopping Centers - 5.9%
Kimco Realty Corp.	3,364	66,506
Regency Centers Corp.	1,001	59,369
Federal Realty OP, LP	537	51,412
Brixmor Property Group, Inc.	2,296	46,402
Phillips Edison & Company, Inc.	1,138	38,021
Kite Realty Group Trust	2,088	36,102
SITE Centers Corp.	2,318	31,223
Retail Opportunity Investments Corp.	1,664	26,258
Acadia Realty Trust	1,433	22,383
Total REITs-Shopping Centers		377,676

REITs-Single Tenant - 5.4%
Realty Income Corp.	1,753	119,660
National Retail Properties, Inc.	1,198	51,514
STORE Capital Corp.	1,923	50,152
Agree Realty Corp.	623	44,937
Spirit Realty Capital, Inc.	1,104	41,709
Essential Properties Realty Trust, Inc.	1,451	31,182
Total REITs-Single Tenant		339,154

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
REAL ESTATE FUND

	Shares	Value
REITs-Hotels - 3.8%
Host Hotels & Resorts, Inc.	3,815	$59,819
Ryman Hospitality Properties, Inc.*	500	38,015
Apple Hospitality REIT, Inc.	2,275	33,374
Park Hotels & Resorts, Inc.	2,432	33,002
Sunstone Hotel Investors, Inc.*	2,720	26,982
Pebblebrook Hotel Trust	1,595	26,429
RLJ Lodging Trust	2,251	24,829
Total REITs-Hotels		242,450

REITs-Mortgage - 3.1%
Starwood Property Trust, Inc.	2,311	48,277
AGNC Investment Corp.	4,305	47,656
Blackstone Mortgage Trust, Inc. — Class A	1,509	41,754
Arbor Realty Trust, Inc.	2,268	29,734
Chimera Investment Corp.	3,335	29,415
Total REITs-Mortgage		196,836

REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	513	81,752
Equity LifeStyle Properties, Inc.	933	65,749
Total REITs-Manufactured Homes		147,501

REITs-Regional Malls - 2.0%
Simon Property Group, Inc.	1,099	104,317
Macerich Co.	2,902	25,276
Total REITs-Regional Malls		129,593

Total REITs		5,883,638

Real Estate - 4.6%
Real Estate Management/Services - 4.0%
CBRE Group, Inc. — Class A*	1,296	95,399
Jones Lang LaSalle, Inc.*	342	59,802
Cushman & Wakefield plc*	2,369	36,104
eXp World Holdings, Inc.	2,182	25,682
Anywhere Real Estate, Inc.*	2,093	20,574
Redfin Corp.*	2,339	19,273
Total Real Estate Management/Services		256,834

Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	546	37,155
Total Real Estate		293,989

Internet - 1.7%
E-Commerce/Services - 1.7%
Zillow Group, Inc. — Class C*	1,728	54,864
Zillow Group, Inc. — Class A*	1,719	54,682
Total E-Commerce/Services		109,546

Total Internet		109,546

Diversified Financial Services - 0.6%
Finance-Commercial - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.[1]	929	35,172

Total Common Stocks
(Cost $3,191,511)		6,322,345

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$21,037	21,037
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	8,193	8,193
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	8,112	8,112
Total Repurchase Agreements
(Cost $37,342)		37,342

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	1,875	1,875
Total Securities Lending Collateral
(Cost $1,875)		1,875

Total Investments - 100.0%
(Cost $3,230,728)		$6,361,562
Other Assets & Liabilities, net - 0.0%		2,446
Total Net Assets - 100.0%		$6,364,008

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,322,345	$—	$—	$6,322,345
Repurchase Agreements	—	37,342	—	37,342
Securities Lending Collateral	1,875	—	—	1,875
Total Assets	$6,324,220	$37,342	$—	$6,361,562

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $1,893 of securities loaned (cost $3,193,386)	$6,324,220
Repurchase agreements, at value (cost $37,342)	37,342
Receivables:
Dividends	28,314
Total assets	6,389,876

Liabilities:
Payable for:
Management fees	4,800
Return of securities lending collateral	1,875
Fund shares redeemed	1,863
Transfer agent and administrative fees	1,519
Investor service fees	1,412
Portfolio accounting fees	565
Trustees’ fees*	122
Miscellaneous	13,712
Total liabilities	25,868
Commitments and contingent liabilities (Note 9)	—
Net assets	$6,364,008

Net assets consist of:
Paid in capital	$3,535,462
Total distributable earnings (loss)	2,828,546
Net assets	$6,364,008
Capital shares outstanding	159,021
Net asset value per share	$40.02

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$103,370
Interest	99
Income from securities lending, net	43
Total investment income	103,512

Expenses:
Management fees	42,952
Investor service fees	12,633
Transfer agent and administrative fees	16,738
Professional fees	7,644
Portfolio accounting fees	5,053
Trustees’ fees*	745
Custodian fees	703
Line of credit fees	18
Miscellaneous	2,466
Total expenses	88,952
Net investment income	14,560

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	743,375
Net realized gain	743,375
Net change in unrealized appreciation (depreciation) on:
Investments	(3,232,074)
Net change in unrealized appreciation (depreciation)	(3,232,074)
Net realized and unrealized loss	(2,488,699)
Net decrease in net assets resulting from operations	$(2,474,139)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,560	$80,974
Net realized gain on investments	743,375	393,979
Net change in unrealized appreciation (depreciation) on investments	(3,232,074)	2,764,046
Net increase (decrease) in net assets resulting from operations	(2,474,139)	3,238,999

Distributions to shareholders	—	(81,373)

Capital share transactions:
Proceeds from sale of shares	9,718,858	22,738,199
Distributions reinvested	—	81,373
Cost of shares redeemed	(15,586,289)	(17,790,091)
Net increase (decrease) from capital share transactions	(5,867,431)	5,029,481
Net increase (decrease) in net assets	(8,341,570)	8,187,107

Net assets:
Beginning of period	14,705,578	6,518,471
End of period	$6,364,008	$14,705,578

Capital share activity:
Shares sold	203,789	506,975
Shares issued from reinvestment of distributions	—	1,745
Shares redeemed	(332,815)	(390,836)
Net increase (decrease) in shares	(129,026)	117,884

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$51.05	$38.31	$43.46	$35.99	$39.22	$37.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.31	.28	.68	.64	.36
Net gain (loss) on investments (realized and unrealized)	(11.10)	12.70	(3.19)	8.03	(3.48)	2.11
Total from investment operations	(11.03)	13.01	(2.91)	8.71	(2.84)	2.47
Less distributions from:
Net investment income	—	(.27)	(1.16)	(.83)	(.39)	(.97)
Net realized gains	—	—	(1.08)	(.41)	—	—
Total distributions	—	(.27)	(2.24)	(1.24)	(.39)	(.97)
Net asset value, end of period	$40.02	$51.05	$38.31	$43.46	$35.99	$39.22

Total Return[c]	(21.61%)	34.07%	(5.82%)	24.43%	(7.33%)	6.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,364	$14,706	$6,518	$12,249	$12,708	$10,261
Ratios to average net assets:
Net investment income (loss)	0.29%	0.69%	0.76%	1.62%	1.67%	0.93%
Total expenses	1.76%	1.69%	1.82%	1.82%	1.73%	1.70%
Portfolio turnover rate	86%	136%	173%	225%	313%	331%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	10.7%
Walmart, Inc.	6.0%
Home Depot, Inc.	5.6%
Costco Wholesale Corp.	4.2%
Lowe’s Companies, Inc.	3.6%
Booking Holdings, Inc.	2.8%
TJX Companies, Inc.	2.7%
Target Corp.	2.7%
Alibaba Group Holding Ltd. ADR	2.5%
Dollar General Corp.	2.5%
Top Ten Total	43.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Retailing Fund	(31.52%)	(33.36%)	8.15%	8.55%
S&P 500 Consumer Discretionary Index	(32.82%)	(24.20%)	9.75%	13.52%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Retail - 63.4%
Walmart, Inc.	1,786	$217,142
Home Depot, Inc.	742	203,508
Costco Wholesale Corp.	313	150,015
Lowe’s Companies, Inc.	740	129,256
TJX Companies, Inc.	1,724	96,285
Target Corp.	678	95,754
Dollar General Corp.	371	91,058
O’Reilly Automotive, Inc.*	127	80,234
AutoZone, Inc.*	37	79,517
Dollar Tree, Inc.*	467	72,782
Walgreens Boots Alliance, Inc.	1,771	67,121
Ross Stores, Inc.	825	57,940
Tractor Supply Co.	290	56,217
Genuine Parts Co.	401	53,333
Ulta Beauty, Inc.*	137	52,811
CarMax, Inc.*	531	48,045
Best Buy Company, Inc.	694	45,242
Advance Auto Parts, Inc.	232	40,157
Lithia Motors, Inc. — Class A	134	36,825
GameStop Corp. — Class A*,1	297	36,323
BJ’s Wholesale Club Holdings, Inc.*	569	35,460
Burlington Stores, Inc.*	253	34,466
Williams-Sonoma, Inc.	298	33,063
AutoNation, Inc.*	295	32,969
Floor & Decor Holdings, Inc. — Class A*	519	32,676
Dick’s Sporting Goods, Inc.[1]	408	30,751
Five Below, Inc.*	265	30,059
Murphy USA, Inc.	127	29,574
Bath & Body Works, Inc.	1,024	27,566
RH*	128	27,169
Macy’s, Inc.	1,468	26,894
Asbury Automotive Group, Inc.*	150	25,401
Ollie’s Bargain Outlet Holdings, Inc.*	383	22,501
Academy Sports & Outdoors, Inc.	615	21,857
Nordstrom, Inc.	1,008	21,299
Gap, Inc.	2,461	20,279
Signet Jewelers Ltd.	355	18,978
Victoria’s Secret & Co.*	642	17,957
Foot Locker, Inc.	711	17,953
Kohl’s Corp.	462	16,489
American Eagle Outfitters, Inc.[1]	1,406	15,719
Abercrombie & Fitch Co. — Class A*	647	10,947
Big Lots, Inc.	453	9,499
Carvana Co.*	399	9,009
Bed Bath & Beyond, Inc.*,1	1,476	7,336
Total Retail		2,285,436

Internet - 33.1%
Amazon.com, Inc.*	3,634	385,967
Booking Holdings, Inc.*	57	99,692
Alibaba Group Holding Ltd. ADR*	806	91,626
DoorDash, Inc. — Class A*	994	63,785
JD.com, Inc. ADR	957	61,459
MercadoLibre, Inc.*	94	59,866
eBay, Inc.	1,426	59,421
Pinduoduo, Inc. ADR*	825	50,985
Chewy, Inc. — Class A*,1	1,429	49,615
Trip.com Group Ltd. ADR*	1,807	49,602
Expedia Group, Inc.*	496	47,036
Coupang, Inc.*	3,196	40,749
Etsy, Inc.*	525	38,435
Fiverr International Ltd.*	1,009	34,700
Wayfair, Inc. — Class A*	602	26,223
Revolve Group, Inc.*	651	16,867
Overstock.com, Inc.*	478	11,955
Stitch Fix, Inc. — Class A*	1,597	7,889
Total Internet		1,195,872

Distribution & Wholesale - 2.6%
Pool Corp.	134	47,065
LKQ Corp.	948	46,537
Total Distribution & Wholesale		93,602

Apparel - 0.4%
Urban Outfitters, Inc.*	814	15,190

Total Common Stocks
(Cost $2,697,758)		3,590,100

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$9,338	9,338
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	3,636	3,636
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	3,601	3,601
Total Repurchase Agreements
(Cost $16,575)		16,575

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	79,383	79,383
Total Securities Lending Collateral
(Cost $79,383)		79,383

Total Investments - 102.2%
(Cost $2,793,716)		$3,686,058
Other Assets & Liabilities, net - (2.2)%		(77,857)
Total Net Assets - 100.0%		$3,608,201

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,590,100	$—	$—	$3,590,100
Repurchase Agreements	—	16,575	—	16,575
Securities Lending Collateral	79,383	—	—	79,383
Total Assets	$3,669,483	$16,575	$—	$3,686,058

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $76,205 of securities loaned (cost $2,777,141)	$3,669,483
Repurchase agreements, at value (cost $16,575)	16,575
Receivables:
Fund shares sold	12,681
Dividends	1,218
Securities lending income	510
Total assets	3,700,467

Liabilities:
Payable for:
Return of securities lending collateral	79,383
Management fees	2,185
Fund shares redeemed	2,184
Transfer agent and administrative fees	692
Investor service fees	643
Portfolio accounting fees	257
Trustees’ fees*	61
Miscellaneous	6,861
Total liabilities	92,266
Commitments and contingent liabilities (Note 9)	—
Net assets	$3,608,201

Net assets consist of:
Paid in capital	$3,453,995
Total distributable earnings (loss)	154,206
Net assets	$3,608,201
Capital shares outstanding	39,246
Net asset value per share	$91.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $87)	$18,629
Interest	40
Income from securities lending, net	827
Total investment income	19,496

Expenses:
Management fees	16,875
Investor service fees	4,963
Transfer agent and administrative fees	7,134
Professional fees	2,833
Portfolio accounting fees	1,985
Trustees’ fees*	465
Custodian fees	292
Miscellaneous	380
Total expenses	34,927
Net investment loss	(15,431)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(88,669)
Net realized loss	(88,669)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,513,240)
Net change in unrealized appreciation (depreciation)	(1,513,240)
Net realized and unrealized loss	(1,601,909)
Net decrease in net assets resulting from operations	$(1,617,340)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(15,431)	$(59,607)
Net realized gain (loss) on investments	(88,669)	737,916
Net change in unrealized appreciation (depreciation) on investments	(1,513,240)	(430,362)
Net increase (decrease) in net assets resulting from operations	(1,617,340)	247,947

Distributions to shareholders	—	(452,493)

Capital share transactions:
Proceeds from sale of shares	1,795,528	24,090,645
Distributions reinvested	—	452,493
Cost of shares redeemed	(3,192,020)	(24,912,148)
Net decrease from capital share transactions	(1,396,492)	(369,010)
Net decrease in net assets	(3,013,832)	(573,556)

Net assets:
Beginning of period	6,622,033	7,195,589
End of period	$3,608,201	$6,622,033

Capital share activity:
Shares sold	16,437	170,881
Shares issued from reinvestment of distributions	—	3,317
Shares redeemed	(26,510)	(180,795)
Net decrease in shares	(10,073)	(6,597)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$134.27	$128.69	$89.57	$71.95	$74.37	$65.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.44)	(1.27)	(.95)	(.45)	(.30)	.02
Net gain (loss) on investments (realized and unrealized)	(41.89)	16.53	40.07	18.07	(2.11)	8.44
Total from investment operations	(42.33)	15.26	39.12	17.62	(2.41)	8.46
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Net realized gains	—	(9.68)	—	—	—	—
Total distributions	—	(9.68)	—	—	(.01)	—
Net asset value, end of period	$91.94	$134.27	$128.69	$89.57	$71.95	$74.37

Total Return[c]	(31.52%)	11.75%	43.68%	24.49%	(3.23%)	12.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,608	$6,622	$7,196	$3,625	$6,788	$7,849
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.92%)	(0.91%)	(0.54%)	(0.37%)	0.03%
Total expenses	1.76%	1.69%	1.82%	1.83%	1.72%	1.70%
Portfolio turnover rate	49%	375%	250%	173%	260%	447%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.2%
Microsoft Corp.	5.0%
Alphabet, Inc. — Class A	4.2%
Visa, Inc. — Class A	2.3%
Meta Platforms, Inc. — Class A	2.3%
NVIDIA Corp.	2.1%
Mastercard, Inc. — Class A	2.0%
Broadcom, Inc.	1.6%
Oracle Corp.	1.5%
Adobe, Inc.	1.5%
Top Ten Total	27.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Technology Fund	(33.74%)	(29.77%)	13.36%	14.33%
S&P 500 Information Technology Index	(26.91%)	(13.56%)	20.22%	18.69%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Software - 35.7%
Microsoft Corp.	2,910	$747,375
Oracle Corp.	3,322	232,108
Adobe, Inc.*	604	221,100
Salesforce, Inc.*	1,327	219,008
Intuit, Inc.	469	180,771
ServiceNow, Inc.*	368	174,991
Activision Blizzard, Inc.	1,715	133,530
Fidelity National Information Services, Inc.	1,393	127,696
Fiserv, Inc.*	1,425	126,782
Snowflake, Inc. — Class A*	869	120,843
Synopsys, Inc.*	388	117,836
VMware, Inc. — Class A	1,022	116,488
Cadence Design Systems, Inc.*	743	111,472
Paychex, Inc.	949	108,063
Autodesk, Inc.*	618	106,271
Atlassian Corporation plc — Class A*	566	106,068
Citrix Systems, Inc.*	1,062	103,195
Datadog, Inc. — Class A*	1,060	100,954
Workday, Inc. — Class A*	717	100,079
Zoom Video Communications, Inc. — Class A*	874	94,366
Electronic Arts, Inc.	775	94,279
ROBLOX Corp. — Class A*	2,664	87,539
Palantir Technologies, Inc. — Class A*	8,659	78,537
ANSYS, Inc.*	325	77,769
NetEase, Inc. ADR	825	77,022
MongoDB, Inc.*	287	74,477
Take-Two Interactive Software, Inc.*	588	72,048
Broadridge Financial Solutions, Inc.	488	69,564
Twilio, Inc. — Class A*	806	67,551
Cloudflare, Inc. — Class A*	1,539	67,331
SS&C Technologies Holdings, Inc.	1,146	66,548
HubSpot, Inc.*	221	66,444
Tyler Technologies, Inc.*	196	65,166
Akamai Technologies, Inc.*	713	65,118
Splunk, Inc.*	721	63,780
Jack Henry & Associates, Inc.	347	62,467
ZoomInfo Technologies, Inc. — Class A*	1,861	61,860
PTC, Inc.*	566	60,188
Unity Software, Inc.*	1,618	59,575
Dynatrace, Inc.*	1,483	58,490
Bill.com Holdings, Inc.*	528	58,048
DocuSign, Inc.*	990	56,806
Fair Isaac Corp.*	138	55,324
UiPath, Inc. — Class A*	2,935	53,388
Dropbox, Inc. — Class A*	2,342	49,159
Ceridian HCM Holding, Inc.*	975	45,903
Five9, Inc.*	494	45,023
Elastic N.V.*	656	44,392
Avalara, Inc.*	623	43,984
RingCentral, Inc. — Class A*	710	37,105
Coupa Software, Inc.*	646	36,887
Asana, Inc. — Class A*	1,849	32,505
Digital Turbine, Inc.*	1,378	24,074
MicroStrategy, Inc. — Class A*,1	137	22,509
Fastly, Inc. — Class A*	1,863	21,629
Total Software		5,371,485

Semiconductors - 20.3%
NVIDIA Corp.	2,127	322,432
Broadcom, Inc.	487	236,589
QUALCOMM, Inc.	1,680	214,603
Intel Corp.	5,586	208,972
Texas Instruments, Inc.	1,315	202,050
Advanced Micro Devices, Inc.*	2,435	186,204
Applied Materials, Inc.	1,709	155,485
Analog Devices, Inc.	1,024	149,596
Micron Technology, Inc.	2,473	136,707
Lam Research Corp.	318	135,516
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,585	129,574
KLA Corp.	372	118,698
NXP Semiconductor N.V.	756	111,911
Marvell Technology, Inc.	2,395	104,254
ASML Holding N.V. — Class G	216	102,790
Microchip Technology, Inc.	1,702	98,852
ON Semiconductor Corp.*	1,583	79,641
Monolithic Power Systems, Inc.	187	71,816
Skyworks Solutions, Inc.	724	67,071
Teradyne, Inc.	740	66,267
Entegris, Inc.	654	60,253
Qorvo, Inc.*	574	54,140
Wolfspeed, Inc.*	806	51,141
Total Semiconductors		3,064,562

Internet - 14.4%
Alphabet, Inc. — Class A*	291	634,165
Meta Platforms, Inc. — Class A*	2,170	349,913
Palo Alto Networks, Inc.*	244	120,521
Twitter, Inc.*	3,062	114,488
Shopify, Inc. — Class A*	3,310	103,404
Baidu, Inc. ADR*	691	102,772
Sea Ltd. ADR*	1,394	93,203
CDW Corp.	499	78,622
Snap, Inc. — Class A*	5,981	78,531
VeriSign, Inc.*	443	74,127
Match Group, Inc.*	1,034	72,059
Okta, Inc.*	749	67,710
NortonLifeLock, Inc.	2,705	59,402
Pinterest, Inc. — Class A*	3,204	58,185
GoDaddy, Inc. — Class A*	830	57,735
F5, Inc.*	335	51,268
Zendesk, Inc.*	672	49,775
Total Internet		2,165,880

Computers - 13.7%
Apple, Inc.	5,680	776,570
International Business Machines Corp.	1,349	190,465
Accenture plc — Class A	481	133,550
Fortinet, Inc.*	2,072	117,234
Crowdstrike Holdings, Inc. — Class A*	641	108,047

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
TECHNOLOGY FUND

	Shares	Value
Cognizant Technology Solutions Corp. — Class A	1,501	$101,302
Dell Technologies, Inc. — Class C	2,151	99,398
HP, Inc.	3,010	98,668
Infosys Ltd. ADR	4,593	85,016
Zscaler, Inc.*	554	82,828
Check Point Software Technologies Ltd.*	644	78,426
Seagate Technology Holdings plc	947	67,654
NetApp, Inc.	991	64,653
Western Digital Corp.*	1,406	63,031
Total Computers		2,066,842

Diversified Financial Services - 4.4%
Visa, Inc. — Class A	1,794	353,220
Mastercard, Inc. — Class A	956	301,599
Total Diversified Financial Services		654,819

Commercial Services - 4.2%
Automatic Data Processing, Inc.	771	161,941
PayPal Holdings, Inc.*	2,129	148,689
Block, Inc. — Class A*	1,708	104,974
Global Payments, Inc.	875	96,810
FleetCor Technologies, Inc.*	323	67,866
Affirm Holdings, Inc.*	2,253	40,689
Marathon Digital Holdings, Inc.*,1	2,162	11,545
Total Commercial Services		632,514

Telecommunications - 3.0%
Cisco Systems, Inc.	5,122	218,402
Arista Networks, Inc.*	981	91,959
Corning, Inc.	2,763	87,062
Juniper Networks, Inc.	1,824	51,984
Total Telecommunications		449,407

Electronics - 1.8%
Amphenol Corp. — Class A	1,667	107,321
TE Connectivity Ltd.	910	102,967
Trimble, Inc.*	1,139	66,324
Total Electronics		276,612

Energy-Alternate Sources - 1.5%
Enphase Energy, Inc.*	485	94,691
SolarEdge Technologies, Inc.*	304	83,199
First Solar, Inc.*	693	47,214
Total Energy-Alternate Sources		225,104
Advertising - 0.5%
Trade Desk, Inc. — Class A*	1,784	74,732

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	222	65,257

Total Common Stocks
(Cost $7,142,851)		15,047,214

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$69,443	69,443
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	27,043	27,043
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	26,776	26,776
Total Repurchase Agreements
(Cost $123,262)		123,262

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	28,052	28,052
Total Securities Lending Collateral
(Cost $28,052)		28,052

Total Investments - 100.9%
(Cost $7,294,165)		$15,198,528
Other Assets & Liabilities, net - (0.9)%		(132,226)
Total Net Assets - 100.0%		$15,066,302

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,047,214	$—	$—	$15,047,214
Repurchase Agreements	—	123,262	—	123,262
Securities Lending Collateral	28,052	—	—	28,052
Total Assets	$15,075,266	$123,262	$—	$15,198,528

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $25,065 of securities loaned (cost $7,170,903)	$15,075,266
Repurchase agreements, at value (cost $123,262)	123,262
Cash	688
Receivables:
Dividends	4,912
Foreign tax reclaims	496
Securities lending income	74
Total assets	15,204,698

Liabilities:
Payable for:
Fund shares redeemed	60,231
Return of securities lending collateral	28,052
Management fees	11,266
Transfer agent and administrative fees	3,565
Investor service fees	3,314
Portfolio accounting fees	1,326
Trustees’ fees*	271
Miscellaneous	30,371
Total liabilities	138,396
Commitments and contingent liabilities (Note 9)	—
Net assets	$15,066,302

Net assets consist of:
Paid in capital	$5,519,842
Total distributable earnings (loss)	9,546,460
Net assets	$15,066,302
Capital shares outstanding	109,523
Net asset value per share	$137.56

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $287)	$72,406
Interest	216
Income from securities lending, net	207
Total investment income	72,829

Expenses:
Management fees	85,988
Investor service fees	25,291
Transfer agent and administrative fees	34,397
Professional fees	17,800
Portfolio accounting fees	10,116
Trustees’ fees*	1,775
Custodian fees	1,437
Line of credit fees	11
Miscellaneous	1,296
Total expenses	178,111
Net investment loss	(105,282)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,219,486
Net realized gain	1,219,486
Net change in unrealized appreciation (depreciation) on:
Investments	(9,915,593)
Net change in unrealized appreciation (depreciation)	(9,915,593)
Net realized and unrealized loss	(8,696,107)
Net decrease in net assets resulting from operations	$(8,801,389)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(105,282)	$(243,023)
Net realized gain on investments	1,219,486	2,880,692
Net change in unrealized appreciation (depreciation) on investments	(9,915,593)	1,786,174
Net increase (decrease) in net assets resulting from operations	(8,801,389)	4,423,843

Distributions to shareholders	—	(1,638,788)

Capital share transactions:
Proceeds from sale of shares	5,378,599	31,440,098
Distributions reinvested	—	1,638,788
Cost of shares redeemed	(11,899,918)	(30,707,535)
Net increase (decrease) from capital share transactions	(6,521,319)	2,371,351
Net increase (decrease) in net assets	(15,322,708)	5,156,406

Net assets:
Beginning of period	30,389,010	25,232,604
End of period	$15,066,302	$30,389,010

Capital share activity:
Shares sold	30,391	155,591
Shares issued from reinvestment of distributions	—	8,455
Shares redeemed	(67,226)	(154,817)
Net increase (decrease) in shares	(36,835)	9,229

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$207.63	$184.01	$125.88	$93.07	$96.71	$74.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.87)	(1.82)	(.99)	(.90)	(.63)	(.56)
Net gain (loss) on investments (realized and unrealized)	(69.20)	38.58	62.21	37.66	(.43)	24.71
Total from investment operations	(70.07)	36.76	61.22	36.76	(1.06)	24.15
Less distributions from:
Net realized gains	—	(13.14)	(3.09)	(3.95)	(2.58)	(2.32)
Total distributions	—	(13.14)	(3.09)	(3.95)	(2.58)	(2.32)
Net asset value, end of period	$137.56	$207.63	$184.01	$125.88	$93.07	$96.71

Total Return[c]	(33.74%)	20.50%	49.25%	39.75%	(1.49%)	32.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,066	$30,389	$25,233	$22,439	$16,061	$22,940
Ratios to average net assets:
Net investment income (loss)	(1.04%)	(0.92%)	(0.69%)	(0.79%)	(0.60%)	(0.64%)
Total expenses	1.76%	1.69%	1.82%	1.82%	1.72%	1.70%
Portfolio turnover rate	24%	113%	192%	188%	178%	200%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Verizon Communications, Inc.	8.9%
Comcast Corp. — Class A	8.3%
T-Mobile US, Inc.	8.1%
Cisco Systems, Inc.	7.9%
AT&T, Inc.	7.8%
Charter Communications, Inc. — Class A	6.3%
Motorola Solutions, Inc.	3.7%
Arista Networks, Inc.	3.3%
Liberty Broadband Corp. — Class C	2.9%
Ubiquiti, Inc.	2.4%
Top Ten Total	59.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Telecommunications Fund	(20.45%)	(22.43%)	1.46%	4.22%
S&P 500 Telecommunication Services Index	(30.16%)	(29.05%)	6.15%	6.00%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Telecommunications - 67.1%
Verizon Communications, Inc.	3,951	$200,513
T-Mobile US, Inc.*	1,354	182,167
Cisco Systems, Inc.	4,154	177,127
AT&T, Inc.	8,407	176,211
Motorola Solutions, Inc.	400	83,840
Arista Networks, Inc.*	797	74,711
Ubiquiti, Inc.[1]	216	53,613
Lumen Technologies, Inc.	4,387	47,862
Juniper Networks, Inc.	1,481	42,208
Ciena Corp.*	809	36,971
Vonage Holdings Corp.*	1,782	33,573
Frontier Communications Parent, Inc.*	1,419	33,403
Iridium Communications, Inc.*	823	30,912
BCE, Inc.	515	25,328
Vodafone Group plc ADR	1,582	24,648
Viavi Solutions, Inc.*	1,814	23,999
America Movil SAB de CV — Class L ADR	1,134	23,168
Nice Ltd. ADR*	116	22,324
TELUS Corp.	983	21,901
Viasat, Inc.*	702	21,502
Calix, Inc.*	624	21,303
Rogers Communications, Inc. — Class B	424	20,310
Gogo, Inc.*	1,239	20,059
InterDigital, Inc.	311	18,909
Telephone & Data Systems, Inc.	1,164	18,380
Plantronics, Inc.*	449	17,816
EchoStar Corp. — Class A*	920	17,756
Extreme Networks, Inc.*	1,686	15,039
CommScope Holding Company, Inc.*	2,431	14,878
NETGEAR, Inc.*	544	10,075
Total Telecommunications		1,510,506

Media - 24.5%
Comcast Corp. — Class A	4,747	186,272
Charter Communications, Inc. — Class A*	302	141,496
Liberty Broadband Corp. — Class C*	560	64,758
DISH Network Corp. — Class A*	2,486	44,574
Cable One, Inc.	31	39,969
Altice USA, Inc. — Class A*	3,542	32,764
Liberty Global plc — Class C*	1,030	22,753
Liberty Latin America Ltd. — Class C*	2,482	19,335
Total Media		551,921

Internet - 4.9%
Roku, Inc.*	549	45,095
F5, Inc.*	274	41,933
Cogent Communications Holdings, Inc.	401	24,365
Total Internet		111,393

Computers - 2.5%
Lumentum Holdings, Inc.*	420	33,357
NetScout Systems, Inc.*	652	22,070
Total Computers		55,427

Software - 0.4%
Bandwidth, Inc. — Class A*	500	9,410

Total Common Stocks
(Cost $1,731,680)		2,238,657

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$11,253	11,253
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	4,382	4,382
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	4,339	4,339
Total Repurchase Agreements
(Cost $19,974)		19,974

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	42,611	42,611
Total Securities Lending Collateral
(Cost $42,611)		42,611

Total Investments - 102.2%
(Cost $1,794,265)		$2,301,242
Other Assets & Liabilities, net - (2.2)%		(49,393)
Total Net Assets - 100.0%		$2,251,849

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
TELECOMMUNICATIONS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,238,657	$—	$—	$2,238,657
Repurchase Agreements	—	19,974	—	19,974
Securities Lending Collateral	42,611	—	—	42,611
Total Assets	$2,281,268	$19,974	$—	$2,301,242

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $40,955 of securities loaned (cost $1,774,291)	$2,281,268
Repurchase agreements, at value (cost $19,974)	19,974
Receivables:
Securities sold	497,475
Dividends	1,789
Fund shares sold	336
Securities lending income	45
Total assets	2,800,887

Liabilities:
Payable for:
Fund shares redeemed	499,526
Return of securities lending collateral	42,611
Management fees	1,679
Transfer agent and administrative fees	532
Investor service fees	494
Portfolio accounting fees	198
Trustees’ fees*	35
Miscellaneous	3,963
Total liabilities	549,038
Commitments and contingent liabilities (Note 9)	—
Net assets	$2,251,849

Net assets consist of:
Paid in capital	$2,662,245
Total distributable earnings (loss)	(410,396)
Net assets	$2,251,849
Capital shares outstanding	39,645
Net asset value per share	$56.80

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $304)	$38,872
Interest	30
Income from securities lending, net	75
Total investment income	38,977

Expenses:
Management fees	12,772
Investor service fees	3,756
Transfer agent and administrative fees	4,942
Professional fees	2,556
Portfolio accounting fees	1,503
Trustees’ fees*	218
Custodian fees	208
Miscellaneous	436
Total expenses	26,391
Net investment income	12,586

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(322,241)
Net realized loss	(322,241)
Net change in unrealized appreciation (depreciation) on:
Investments	(564,008)
Net change in unrealized appreciation (depreciation)	(564,008)
Net realized and unrealized loss	(886,249)
Net decrease in net assets resulting from operations	$(873,663)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,586	$20,164
Net realized gain (loss) on investments	(322,241)	207,636
Net change in unrealized appreciation (depreciation) on investments	(564,008)	85,732
Net increase (decrease) in net assets resulting from operations	(873,663)	313,532

Distributions to shareholders	—	(21,703)

Capital share transactions:
Proceeds from sale of shares	871,040	11,029,073
Distributions reinvested	—	21,703
Cost of shares redeemed	(4,732,822)	(7,609,452)
Net increase (decrease) from capital share transactions	(3,861,782)	3,441,324
Net increase (decrease) in net assets	(4,735,445)	3,733,153

Net assets:
Beginning of period	6,987,294	3,254,141
End of period	$2,251,849	$6,987,294

Capital share activity:
Shares sold	14,705	156,204
Shares issued from reinvestment of distributions	—	300
Shares redeemed	(72,914)	(107,933)
Net increase (decrease) in shares	(58,209)	48,571

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$71.41	$66.03	$60.85	$53.75	$58.48	$57.03
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.44	.48	.37	.57	.37
Net gain (loss) on investments (realized and unrealized)	(14.88)	5.48	5.27 [d]	6.73	(3.51)	2.86
Total from investment operations	(14.61)	5.92	5.75	7.10	(2.94)	3.23
Less distributions from:
Net investment income	—	(.54)	(.57)	—	(.47)	(.77)
Net realized gains	—	—	—	—	(1.32)	(1.01)
Total distributions	—	(.54)	(.57)	—	(1.79)	(1.78)
Net asset value, end of period	$56.80	$71.41	$66.03	$60.85	$53.75	$58.48

Total Return[c]	(20.45%)	8.98%	9.49%	13.21%	(5.29%)	5.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,252	$6,987	$3,254	$3,250	$3,230	$3,514
Ratios to average net assets:
Net investment income (loss)	0.84%	0.62%	0.81%	0.63%	0.97%	0.65%
Total expenses	1.76%	1.70%	1.82%	1.82%	1.73%	1.70%
Portfolio turnover rate	33%	237%	258%	263%	365%	372%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of investment of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings (% of Total Net Assets)
Tesla, Inc.	11.6%
United Parcel Service, Inc. — Class B	5.4%
Union Pacific Corp.	4.9%
CSX Corp.	3.3%
FedEx Corp.	3.2%
Norfolk Southern Corp.	3.1%
General Motors Co.	2.9%
Uber Technologies, Inc.	2.7%
Lucid Group, Inc.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top Ten Total	41.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Transportation Fund	(29.89%)	(24.68%)	5.74%	11.48%
S&P 500 Industrials Index	(16.79%)	(13.42%)	6.77%	11.32%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Transportation - 40.5%
United Parcel Service, Inc. — Class B	1,038	$189,476
Union Pacific Corp.	795	169,558
CSX Corp.	3,978	115,601
FedEx Corp.	495	112,221
Norfolk Southern Corp.	473	107,508
Old Dominion Freight Line, Inc.	322	82,522
J.B. Hunt Transport Services, Inc.	379	59,681
Expeditors International of Washington, Inc.	612	59,645
CH Robinson Worldwide, Inc.	524	53,118
Canadian Pacific Railway Ltd.	670	46,793
ZTO Express Cayman, Inc. ADR	1,528	41,944
Canadian National Railway Co.	364	40,939
Knight-Swift Transportation Holdings, Inc.	876	40,550
ZIM Integrated Shipping Services Ltd.[1]	838	39,579
XPO Logistics, Inc.*	732	35,253
Landstar System, Inc.	235	34,174
Saia, Inc.*	180	33,840
Kirby Corp.*	475	28,899
Ryder System, Inc.	400	28,424
Matson, Inc.	361	26,310
Werner Enterprises, Inc.	601	23,162
ArcBest Corp.	280	19,704
Atlas Air Worldwide Holdings, Inc.*	312	19,253
Total Transportation		1,408,154

Auto Manufacturers - 25.7%
Tesla, Inc.*	598	402,705
General Motors Co.*	3,235	102,744
Lucid Group, Inc.*,1	4,914	84,324
Rivian Automotive, Inc. — Class A*	2,756	70,940
NIO, Inc. ADR*	2,596	56,385
Li Auto, Inc. ADR*	1,232	47,198
Ferrari N.V.	204	37,430
Stellantis N.V.[1]	2,740	33,866
Toyota Motor Corp. ADR	219	33,763
Fisker, Inc.*,1	2,823	24,193
Total Auto Manufacturers		893,548

Auto Parts & Equipment - 11.5%
Aptiv plc*	568	50,592
BorgWarner, Inc.	1,274	42,513
Lear Corp.	334	42,047
Gentex Corp.	1,407	39,354
Autoliv, Inc.	529	37,861
Magna International, Inc.	655	35,960
Fox Factory Holding Corp.*	375	30,202
Visteon Corp.*	256	26,516
Adient plc*	891	26,400
Goodyear Tire & Rubber Co.*	2,400	25,704
Dana, Inc.	1,600	22,512
Luminar Technologies, Inc.*,1	3,264	19,356
Total Auto Parts & Equipment		399,017

Airlines - 10.7%
Southwest Airlines Co.*	1,947	70,326
Delta Air Lines, Inc.*	2,209	63,995
United Airlines Holdings, Inc.*	1,454	51,501
American Airlines Group, Inc.*	3,469	43,987
Copa Holdings S.A. — Class A*	606	38,402
Alaska Air Group, Inc.*	850	34,042
Spirit Airlines, Inc.*	1,074	25,604
JetBlue Airways Corp.*	2,964	24,809
Allegiant Travel Co. — Class A*	188	21,261
Total Airlines		373,927

Commercial Services - 4.3%
AMERCO	96	45,910
Avis Budget Group, Inc.*	252	37,064
Hertz Global Holdings, Inc.*	2,217	35,117
GXO Logistics, Inc.*	769	33,275
Total Commercial Services		151,366

Internet - 3.6%
Uber Technologies, Inc.*	4,591	93,932
Lyft, Inc. — Class A*	2,311	30,690
Total Internet		124,622

Home Builders - 2.2%
Thor Industries, Inc.[1]	404	30,191
LCI Industries	235	26,292
Winnebago Industries, Inc.	402	19,521
Total Home Builders		76,004

Leisure Time - 0.9%
Harley-Davidson, Inc.	1,037	32,831

Total Common Stocks
(Cost $1,633,741)		3,459,469

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$14,190	14,190
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	5,526	5,526
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	5,471	5,471
Total Repurchase Agreements
(Cost $25,187)		25,187

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
TRANSPORTATION FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	141,640	$141,640
Total Securities Lending Collateral
(Cost $141,640)		141,640

Total Investments - 104.2%
(Cost $1,800,568)		$3,626,296
Other Assets & Liabilities, net - (4.2)%		(146,461)
Total Net Assets - 100.0%		$3,479,835

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,459,469	$—	$—	$3,459,469
Repurchase Agreements	—	25,187	—	25,187
Securities Lending Collateral	141,640	—	—	141,640
Total Assets	$3,601,109	$25,187	$—	$3,626,296

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $136,541 of securities loaned (cost $1,775,381)	$3,601,109
Repurchase agreements, at value (cost $25,187)	25,187
Cash	200
Receivables:
Fund shares sold	6,493
Dividends	991
Securities lending income	731
Total assets	3,634,711

Liabilities:
Payable for:
Return of securities lending collateral	141,640
Management fees	2,543
Fund shares redeemed	1,236
Transfer agent and administrative fees	805
Investor service fees	748
Portfolio accounting fees	299
Trustees’ fees*	67
Miscellaneous	7,538
Total liabilities	154,876
Commitments and contingent liabilities (Note 9)	—
Net assets	$3,479,835

Net assets consist of:
Paid in capital	$2,001,517
Total distributable earnings (loss)	1,478,318
Net assets	$3,479,835
Capital shares outstanding	39,764
Net asset value per share	$87.51

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $4,546)	$35,102
Interest	50
Income from securities lending, net	3,663
Total investment income	38,815

Expenses:
Management fees	22,308
Investor service fees	6,561
Transfer agent and administrative fees	8,859
Professional fees	3,639
Portfolio accounting fees	2,625
Trustees’ fees*	435
Custodian fees	370
Miscellaneous	1,391
Total expenses	46,188
Net investment loss	(7,373)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(139,978)
Net realized loss	(139,978)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,089,211)
Net change in unrealized appreciation (depreciation)	(2,089,211)
Net realized and unrealized loss	(2,229,189)
Net decrease in net assets resulting from operations	$(2,236,562)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(7,373)	$(1,388)
Net realized gain (loss) on investments	(139,978)	1,334,033
Net change in unrealized appreciation (depreciation) on investments	(2,089,211)	180,980
Net increase (decrease) in net assets resulting from operations	(2,236,562)	1,513,625

Distributions to shareholders	—	(355,469)

Capital share transactions:
Proceeds from sale of shares	9,735,825	24,446,599
Distributions reinvested	—	355,469
Cost of shares redeemed	(10,891,774)	(26,987,754)
Net decrease from capital share transactions	(1,155,949)	(2,185,686)
Net decrease in net assets	(3,392,511)	(1,027,530)

Net assets:
Beginning of period	6,872,346	7,899,876
End of period	$3,479,835	$6,872,346

Capital share activity:
Shares sold	83,770	205,665
Shares issued from reinvestment of distributions	—	3,211
Shares redeemed	(99,059)	(226,056)
Net decrease in shares	(15,289)	(17,180)

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$124.83	$109.37	$80.67	$66.01	$86.15	$70.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.02)	(.72)	.09	(.16)	(.43)
Net gain (loss) on investments (realized and unrealized)	(37.17)	23.27	32.30	14.60	(16.55)	15.99
Total from investment operations	(37.32)	23.25	31.58	14.69	(16.71)	15.56
Less distributions from:
Net investment income	—	—	(.14)	—	—	(.22)
Net realized gains	—	(7.79)	(2.74)	(.03)	(3.43)	—
Total distributions	—	(7.79)	(2.88)	(.03)	(3.43)	(.22)
Net asset value, end of period	$87.51	$124.83	$109.37	$80.67	$66.01	$86.15

Total Return[c]	(29.89%)	22.17%	40.62%	22.24%	(20.05%)	22.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,480	$6,872	$7,900	$4,723	$4,167	$11,739
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.02%)	(0.86%)	0.11%	(0.19%)	(0.56%)
Total expenses	1.76%	1.70%	1.82%	1.83%	1.72%	1.70%
Portfolio turnover rate	189%	326%	373%	277%	237%	308%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	5.7%
Duke Energy Corp.	4.4%
Southern Co.	4.2%
Dominion Energy, Inc.	3.8%
American Electric Power Company, Inc.	3.3%
Sempra Energy	3.3%
Exelon Corp.	3.3%
Xcel Energy, Inc.	3.0%
Consolidated Edison, Inc.	2.8%
Public Service Enterprise Group, Inc.	2.7%
Top Ten Total	36.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Utilities Fund	(0.75%)	10.59%	6.58%	8.07%
S&P 500 Utilities Index	(0.55%)	14.30%	9.78%	10.47%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Electric - 83.7%
NextEra Energy, Inc.	10,377	$803,802
Duke Energy Corp.	5,720	613,241
Southern Co.	8,206	585,170
Dominion Energy, Inc.	6,750	538,717
American Electric Power Company, Inc.	4,908	470,874
Sempra Energy	3,081	462,982
Exelon Corp.	10,110	458,185
Xcel Energy, Inc.	5,922	419,041
Consolidated Edison, Inc.	4,131	392,858
Public Service Enterprise Group, Inc.	6,051	382,907
WEC Energy Group, Inc.	3,800	382,432
Eversource Energy	4,312	364,235
DTE Energy Co.	2,659	337,028
Ameren Corp.	3,644	329,272
Edison International	5,152	325,812
Entergy Corp.	2,837	319,560
FirstEnergy Corp.	8,320	319,405
CMS Energy Corp.	4,458	300,915
PPL Corp.	10,963	297,426
CenterPoint Energy, Inc.	9,807	290,091
PG&E Corp.*	28,358	283,013
Avangrid, Inc.	6,061	279,533
Constellation Energy Corp.	4,857	278,112
Evergy, Inc.	3,980	259,695
Alliant Energy Corp.	4,373	256,302
AES Corp.	12,125	254,746
Vistra Corp.	9,022	206,153
NRG Energy, Inc.	5,327	203,332
Pinnacle West Capital Corp.	2,632	192,452
OGE Energy Corp.	4,925	189,908
IDACORP, Inc.	1,463	154,961
Black Hills Corp.	1,992	144,958
Hawaiian Electric Industries, Inc.	3,447	140,982
Ormat Technologies, Inc.	1,781	139,541
Portland General Electric Co.	2,877	139,045
PNM Resources, Inc.	2,865	136,890
Avista Corp.	2,728	118,695
Total Electric		11,772,271

Gas - 10.9%
Atmos Energy Corp.	2,354	263,884
NiSource, Inc.	7,935	234,003
UGI Corp.	4,855	187,452
Southwest Gas Holdings, Inc.	1,839	$160,140
National Fuel Gas Co.	2,384	157,463
ONE Gas, Inc.	1,709	138,754
New Jersey Resources Corp.	3,072	136,796
South Jersey Industries, Inc.	3,857	131,678
Spire, Inc.	1,747	129,924
Total Gas		1,540,094

Water - 4.2%
American Water Works Company, Inc.	2,425	360,767
Essential Utilities, Inc.	5,121	234,798
Total Water		595,565

Energy-Alternate Sources - 0.7%
Sunnova Energy International, Inc.*	5,407	99,651

Total Common Stocks
(Cost $7,110,941)		14,007,581

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$52,107	52,107
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	20,292	20,292
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	20,092	20,092
Total Repurchase Agreements
(Cost $92,491)		92,491

Total Investments - 100.2%
(Cost $7,203,432)		$14,100,072
Other Assets & Liabilities, net - (0.2)%		(28,838)
Total Net Assets - 100.0%		$14,071,234

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
UTILITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,007,581	$—	$—	$14,007,581
Repurchase Agreements	—	92,491	—	92,491
Total Assets	$14,007,581	$92,491	$—	$14,100,072

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $7,110,941)	$14,007,581
Repurchase agreements, at value (cost $92,491)	92,491
Receivables:
Securities sold	252,029
Dividends	22,399
Securities lending income	12
Total assets	14,374,512

Liabilities:
Payable for:
Securities purchased	185,292
Fund shares redeemed	75,695
Management fees	11,864
Transfer agent and administrative fees	3,755
Investor service fees	3,490
Portfolio accounting fees	1,396
Trustees’ fees*	191
Miscellaneous	21,595
Total liabilities	303,278
Commitments and contingent liabilities (Note 9)	—
Net assets	$14,071,234

Net assets consist of:
Paid in capital	$8,523,723
Total distributable earnings (loss)	5,547,511
Net assets	$14,071,234
Capital shares outstanding	406,647
Net asset value per share	$34.60

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$240,217
Interest	192
Income from securities lending, net	43
Total investment income	240,452

Expenses:
Management fees	71,240
Investor service fees	20,953
Transfer agent and administrative fees	26,308
Professional fees	13,465
Portfolio accounting fees	8,381
Custodian fees	1,142
Trustees’ fees*	792
Line of credit fees	14
Miscellaneous	5,756
Total expenses	148,051
Net investment income	92,401

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(462,619)
Net realized loss	(462,619)
Net change in unrealized appreciation (depreciation) on:
Investments	(53,089)
Net change in unrealized appreciation (depreciation)	(53,089)
Net realized and unrealized loss	(515,708)
Net decrease in net assets resulting from operations	$(423,307)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$92,401	$149,399
Net realized gain (loss) on investments	(462,619)	611,686
Net change in unrealized appreciation (depreciation) on investments	(53,089)	696,275
Net increase (decrease) in net assets resulting from operations	(423,307)	1,457,360

Distributions to shareholders	—	(183,488)

Capital share transactions:
Proceeds from sale of shares	21,850,716	15,145,146
Distributions reinvested	—	183,488
Cost of shares redeemed	(20,800,404)	(14,959,733)
Net increase from capital share transactions	1,050,312	368,901
Net increase in net assets	627,005	1,642,773

Net assets:
Beginning of period	13,444,229	11,801,456
End of period	$14,071,234	$13,444,229

Capital share activity:
Shares sold	625,202	464,990
Shares issued from reinvestment of distributions	—	5,730
Shares redeemed	(604,229)	(466,596)
Net increase in shares	20,973	4,124

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$34.86	$30.93	$33.76	$28.43	$27.97	$26.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.43	.41	.39	.43	.42
Net gain (loss) on investments (realized and unrealized)	(.45)	4.02	(2.20)	5.01	.62 [d]	2.42
Total from investment operations	(.26)	4.45	(1.79)	5.40	1.05	2.84
Less distributions from:
Net investment income	—	(.52)	(.55)	(.07)	(.46)	(.55)
Net realized gains	—	—	(.49)	—	(.13)	(.56)
Total distributions	—	(.52)	(1.04)	(.07)	(.59)	(1.11)
Net asset value, end of period	$34.60	$34.86	$30.93	$33.76	$28.43	$27.97

Total Return[c]	(0.75%)	14.52%	(5.13%)	19.01%	3.78%	11.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,071	$13,444	$11,801	$16,035	$19,320	$14,670
Ratios to average net assets:
Net investment income (loss)	1.10%	1.32%	1.34%	1.22%	1.54%	1.48%
Total expenses	1.77%	1.69%	1.82%	1.82%	1.73%	1.70%
Portfolio turnover rate	113%	110%	151%	144%	299%	183%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sale and repurchase of fund shares in relation to fluctuating market value of investments of the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2022, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(c) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(d) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(e) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(f) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.58% at June 30, 2022.

(g) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$3,091,382	$863,659	$(97,033)	$766,626
Basic Materials Fund	6,818,797	2,002,174	(59,516)	1,942,658
Biotechnology Fund	9,927,418	6,272,508	(1,516,892)	4,755,616
Consumer Products Fund	8,828,402	4,147,576	(120,330)	4,027,246
Electronics Fund	2,913,658	4,516,756	(147,166)	4,369,590
Energy Fund	23,602,696	6,209,102	(249,474)	5,959,628
Energy Services Fund	7,132,856	—	(369,299)	(369,299)
Financial Services Fund	8,547,573	2,970,383	(389,433)	2,580,950
Health Care Fund	10,826,583	7,295,661	(716,228)	6,579,433
Internet Fund	4,043,758	1,600,353	(1,164,854)	435,499
Leisure Fund	3,424,019	933,265	(572,069)	361,196
Precious Metals Fund	17,292,990	888,005	(242,642)	645,363
Real Estate Fund	4,613,221	1,949,579	(201,238)	1,748,341
Retailing Fund	3,236,991	716,936	(267,869)	449,067
Technology Fund	8,555,268	7,934,481	(1,291,221)	6,643,260
Telecommunications Fund	2,359,773	240,724	(299,255)	(58,531)
Transportation Fund	2,121,552	1,686,313	(181,569)	1,504,744
Utilities Fund	8,944,811	5,157,157	(1,896)	5,155,261

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3	— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended June 30, 2022, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Banking Fund	$12,303,480	$13,796,003
Basic Materials Fund	14,438,065	13,314,871
Biotechnology Fund	3,694,697	7,844,030
Consumer Products Fund	14,291,223	16,274,018
Electronics Fund	3,955,957	8,625,092
Energy Fund	71,280,979	64,257,438
Energy Services Fund	23,771,303	26,573,489
Financial Services Fund	10,416,838	13,968,152
Health Care Fund	10,533,640	13,202,758
Internet Fund	1,607,840	2,801,263
Leisure Fund	2,015,424	2,651,051
Precious Metals Fund	31,613,131	30,533,306
Real Estate Fund	9,093,862	14,841,617
Retailing Fund	2,069,040	3,440,714
Technology Fund	5,003,337	11,499,956
Telecommunications Fund	1,039,563	4,871,964
Transportation Fund	9,662,510	10,820,593
Utilities Fund	19,563,602	18,411,556

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2022, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$2,834,504	$1,500,494	$26,067
Basic Materials Fund	2,587,376	1,133,213	31,752
Biotechnology Fund	658,483	407,653	(4,212)
Consumer Products Fund	2,562,111	1,723,526	54,498
Electronics Fund	114,925	1,788,797	170,142
Energy Fund	8,814,587	5,965,298	134,382
Energy Services Fund	3,737,193	2,482,098	324,767
Financial Services Fund	2,157,705	1,908,369	40,876
Health Care Fund	1,700,694	1,371,537	70,652
Internet Fund	393,010	288,142	37,067
Leisure Fund	55,654	335,411	(635)
Precious Metals Fund	2,939,457	2,199,876	32,432
Real Estate Fund	731,908	1,266,182	47,856
Retailing Fund	315,676	625,328	44,816
Technology Fund	646,592	696,498	88,085
Telecommunications Fund	156,510	489,523	(274)
Transportation Fund	621,874	368,904	15,181
Utilities Fund	3,210,351	2,422,089	(58,044)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
1.48%			2.25% - 2.38%
Due 07/01/22	$63,434,433	$63,437,040	Due 08/15/49 - 05/15/51	$75,962,000	$64,703,114
			U.S. Treasury Strip
			0.00%
			Due 02/15/52	17	7
				75,962,017	64,703,121

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.42%			0.38%
Due 07/01/22	24,703,701	24,704,676	Due 07/15/23	24,697,345	25,197,803

BofA Securities, Inc.			U.S. Treasury Note
1.44%			0.88%
Due 07/01/22	24,459,110	24,460,089	Due 11/15/30	29,732,100	24,948,317

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
Basic Materials Fund	$212,658	$(212,658)	$—	$224,944		$—	$224,944
Biotechnology Fund	63,716	(63,716)	—	68,101		—	68,101
Consumer Products Fund	35,551	(35,551)	—	37,125		—	37,125
Electronics Fund	179,966	(179,966)	—	192,896		—	192,896
Energy Fund	213,604	(213,604)	—	224,057		—	224,057
Energy Services Fund	45,567	(40,355)	5,212	40,355	*	—	40,355
Financial Services Fund	14,893	(14,893)	—	15,543		—	15,543
Internet Fund	64,761	(64,761)	—	68,512		—	68,512
Leisure Fund	72,147	(72,147)	—	77,089		—	77,089
Precious Metals Fund	362,953	(362,953)	—	392,741		—	392,741
Real Estate Fund	1,893	(1,875)	18	1,875	*	—	1,875
Retailing Fund	76,205	(76,205)	—	79,383		—	79,383
Technology Fund	25,065	(25,065)	—	28,052		—	28,052
Telecommunications Fund	40,955	(40,955)	—	42,611		—	42,611
Transportation Fund	136,541	(136,541)	—	141,640		—	141,640

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to June 30, 2022, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

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Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 6, 2022, the line of credit agreement was renewed and expires on June 5, 2023. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.56% for the period ended June 30, 2022. The Funds did not have any borrowings outstanding under this agreement at June 30, 2022.

The average daily balances borrowed for the period ended June 30, 2022, were as follows:

Fund	Average Daily Balance
Banking Fund	$564
Basic Materials Fund	9,353
Biotechnology Fund	1,230
Consumer Products Fund	967
Electronics Fund	740
Energy Fund	444
Energy Services Fund	1,559
Financial Services Fund	33
Health Care Fund	36
Internet Fund	1,523
Precious Metals Fund	74
Real Estate Fund	1,255
Technology Fund	110
Telecommunications Fund	49
Transportation Fund	860
Utilities Fund	1,299

Note 9 – Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by

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Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include Rydex Variable Trust. Defendants filed an opposition to the petition for certiorari on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition. On January 5, 2022, Plaintiff filed a petition for certiorari in the U.S. Supreme Court. That petition was denied on February 22, 2022.

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As a result of the dismissals above, there are no longer claims pending against Rydex Variable Trust related to the Tribune LBO.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively.

Note 10 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 11 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Contracts Review Committee

Rydex Variable Trust (the “Trust”) was organized as a Delaware statutory trust on June 11, 1998, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund***
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 2x Strategy Fund***
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund***

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OTHER INFORMATION (Unaudited)(continued)

Tradable Funds (Including Sector Funds*)
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 2x Strategy Fund***
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	Russell 2000 Fund***	●	S&P 500 Fund***
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”
***

The Fund has been organized as a series of the Trust but has not commenced operations, and shares of the Fund are not currently offered to investors. The investment advisory agreement for the Fund was not considered for renewal. Consequently, all references to “the Funds” or similar references hereafter should be understood as excluding such Fund.

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings in person on April 19, 2022 (the “April Meeting”) and on May 24-25, 2022 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and

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OTHER INFORMATION (Unaudited)(continued)

Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds. The Committee also noted that as of March 31, 2022, Security Investors had entered into a Macroeconomic Services Agreement, at no fee, with another Guggenheim affiliate, Guggenheim Partners Advisors, LLC, to receive certain global and sector macroeconomic analysis and insight along with other guidance.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2021, 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2021, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2021, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for other similar funds in the Guggenheim fund complex. The Committee also received certain updated performance information as of March 31, 2022 and April 30, 2022.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative

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OTHER INFORMATION (Unaudited)(continued)

to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2021, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2021, although its performance ranked in the third quartile of the broader peer group over the one-year period and in the fourth quartile of the broader peer group over the three- and five-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2021, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that each Fund’s returns ranked in the third quartile or better of its performance universe for each of the relevant periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted that as a part of the annual contract review process the Adviser contractually agreed to waive five basis points of its contractual advisory fee through August 1, 2023.2 The Committee also considered that each such Fund’s net effective management fee was competitive. The Committee noted that the higher total net expense ratio as compared to the peer fund was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are lower than those of the peer fund.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of each Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2021, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s representation that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

[2]

Inverse Government Long Bond Strategy, Inverse Dow 2x Strategy, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Inverse NASDAQ-100 Strategy, Inverse Russell 2000 Strategy, NASDAQ-100 2x Strategy, Europe 1.25x Strategy, Russell 2000 2x Strategy, Dow 2x Strategy, Russell 2000 1.5x Strategy, Inverse S&P 500 Strategy, Inverse Mid-Cap Strategy, S&P 500 2x Strategy and Mid Cap 1.5x Strategy.

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OTHER INFORMATION (Unaudited)(concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, Guggenheim’s overall expenses increased in 2021, which was primarily due to increased expenses in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-March 2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since August 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (August 2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-August 2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country. In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2021, to March 31, 2022. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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6.30.2022

Rydex Variable Trust Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
Inverse S&P 500® Strategy Fund
NASDAQ-100® Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund

Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVATB1-SEMI-0622x1222

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
NOVA FUND	9
INVERSE S&P 500® STRATEGY FUND	20
NASDAQ-100® FUND	27
INVERSE NASDAQ-100® STRATEGY FUND	35
S&P 500® 2x STRATEGY FUND	42
NASDAQ-100® 2x STRATEGY FUND	53
MID-CAP 1.5x STRATEGY FUND	61
INVERSE MID-CAP STRATEGY FUND	71
RUSSELL 2000® 2x STRATEGY FUND	77
RUSSELL 2000® 1.5x STRATEGY FUND	84
INVERSE RUSSELL 2000® STRATEGY FUND	109
DOW 2x STRATEGY FUND	116
INVERSE DOW 2x STRATEGY FUND	123
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	129
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	135
HIGH YIELD STRATEGY FUND	142
U.S. GOVERNMENT MONEY MARKET FUND	149
NOTES TO FINANCIAL STATEMENTS	155
OTHER INFORMATION	174
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	181
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	187
LIQUIDITY RISK MANAGEMENT PROGRAM	190

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2022

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds (the “Fund” or “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2022.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

June 30, 2022

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● Please read the prospectus for more detailed information regarding these and other risks.

The NASDAQ-100® Fund may not be suitable for all investors. ● Investing in Rydex NASDAQ-100® Fund involves certain risks, which may include increased volatility due to the use of futures and the possibility that companies in which the Fund invests may not be commercially successful or may become obsolete more quickly. ● There are no assurances that any Rydex Fund will achieve its objective and/or strategy. This Fund is subject to active trading and tracking error risks, which may increase volatility, impact the Fund’s ability to achieve its investment objective and may decrease the Fund’s performance. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

The Government Long Bond 1.2x Strategy and Inverse Government Long Bond Strategy funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged Funds’ holdings consistent with their strategies, as frequently as daily. ● In general, bond prices rise when interest rates fall, and vice versa. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities is also subject to greater fluctuations as a result of changes in interest rates. ● It is important to note that the funds are not guaranteed by the U.S. government. ● There are no assurances that any Guggenheim fund will achieve its objective and/or strategy. These Funds are subject to active trading and tracking error risks, which may increase volatility, impact the fund’s ability to achieve its investment objective, and may decrease the Fund’s performance. ● Please read the prospectus for more detailed information regarding these and other risks.

The High Yield Strategy Fund may not be suitable for all investors. ● The Fund’s use of derivatives such as futures, options, and swap agreements will expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● A highly liquid secondary market may not exist for the credit default swaps the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. ● You may have a gain or loss when you sell your shares. ● In general, bond prices rise when interest rates fall, and vice versa. ● The Fund’s exposure to the high yield bond market may subject the Fund to greater volatility because (i) it will be affected by the ability of high yield security issuers’ ability to make principal and interest payments and (ii) the prices of derivatives linked to high yield bonds may fluctuate unpredictably and not necessarily in relation to interest rates. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

● Please read the prospectus for more detailed information regarding these and other risks.

The U.S. Government Money Market Fund may not be suitable for all investors. ● You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. ● Please read the prospectus for more detailed information regarding these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2022

Equity and fixed income markets declined during the first six months of 2022 amid market volatility, Federal Reserve policy, and global economic headwinds.

With the labor market overheated and inflation considerably above the U.S. Federal Reserve’s (the “Fed”) target, we have entered an uncomfortable regime where “good news is bad news,” and the “Fed put” is deeply out of the money. For the first time in many years, the Fed is aggressively tightening financial conditions in an effort to slow the economy, keep inflation expectations in check, and bring inflation down to the 2% target.

The Fed’s crusade to crush inflation is reverberating around the world, as the strengthening dollar is boosting inflation and inflation expectations in other countries, forcing central banks to tighten policy abruptly to avoid an erosion of their own credibility. The tightening of global financial conditions will likely restrain growth, which is also being hampered by supply-side constraints: the U.S. unemployment rate has fallen to just 3.6%, commodity markets have been roiled by Russia’s war in Ukraine, and the Chinese economy has been hobbled by renewed COVID-19 lockdowns and property sector woes.

Recession risks have clearly risen. The U.S. monthly real gross domestic product (“GDP”) has declined at an annual rate of 1.8% from October 2021 through May 2022. Available employment data remains strong, contradicting the recession narrative, but the pace of improvement in the labor market has slowed markedly since last fall. This indicates that the labor market has already started to cool even before the full impact of tighter financial conditions has been felt. High-frequency indicators and news reports point to a further slowdown in the job market in coming months.

Inflation is a lagging indicator and continues to run far above the Fed’s target. While commodity prices and other leading indicators of inflation have cooled in recent months, the all-important headline consumer price index (“CPI”) number sits at a cycle high of 9.1% year over year as of June. Our analysis indicates that a Fed-induced downturn will be required to bring inflation down to target. We expect the Fed will raise rates to a range of 3.50–3.75% by December, which may tip the economy into recession in 2023.

For the six-month period ended June 30, 2022, the S&P 500® Index* returned -19.96%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -19.57%. The return of the MSCI Emerging Markets Index* was -17.63%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -10.35% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -14.19%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg U.S. Long Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The Long U.S. Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg U.S. Treasury Bellwethers 30 Yr. Index is an unmanaged index representing the on-the-run (most recently auctioned) U.S. Treasury bond with 30 years’ maturity.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. The DJIA was invented by Charles Dow in 1896.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index covers approximately 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2021 and ending June 30, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.64%	(30.56%)	$ 1,000.00	$ 694.40	$ 6.89
Inverse S&P 500® Strategy Fund	1.76%	19.87%	1,000.00	1,198.70	9.59
NASDAQ-100® Fund	1.67%	(30.43%)	1,000.00	695.70	7.02
Inverse NASDAQ-100® Strategy Fund	1.84%	32.03%	1,000.00	1,320.30	10.59
S&P 500® 2x Strategy Fund	1.74%	(39.23%)	1,000.00	607.70	6.94
NASDAQ-100® 2x Strategy Fund	1.78%	(54.14%)	1,000.00	458.60	6.44
Mid-Cap 1.5x Strategy Fund	1.76%	(29.69%)	1,000.00	703.10	7.43
Inverse Mid-Cap Strategy Fund	1.75%	18.92%	1,000.00	1,189.20	9.50
Russell 2000® 2x Strategy Fund	1.80%	(43.83%)	1,000.00	561.70	6.97
Russell 2000® 1.5x Strategy Fund	1.78%	(35.26%)	1,000.00	647.40	7.27
Inverse Russell 2000® Strategy Fund	1.83%	23.97%	1,000.00	1,239.70	10.16
Dow 2x Strategy Fund	1.77%	(29.77%)	1,000.00	702.30	7.47
Inverse Dow 2x Strategy Fund	1.77%	27.07%	1,000.00	1,270.70	9.97
Government Long Bond 1.2x Strategy Fund	1.35%	(29.32%)	1,000.00	706.80	5.71
Inverse Government Long Bond Strategy Fund	3.98%	28.23%	1,000.00	1,282.30	22.52
High Yield Strategy Fund	1.59%	(15.59%)	1,000.00	844.10	7.27
U.S. Government Money Market Fund	0.42%	0.00%	1,000.00	1,000.00	2.08

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.64%	5.00%	$ 1,000.00	$ 1,016.66	$ 8.20
Inverse S&P 500® Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
NASDAQ-100® Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Inverse NASDAQ-100® Strategy Fund	1.84%	5.00%	1,000.00	1,015.67	9.20
S&P 500® 2x Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
NASDAQ-100® 2x Strategy Fund	1.78%	5.00%	1,000.00	1,015.97	8.90
Mid-Cap 1.5x Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Inverse Mid-Cap Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Russell 2000® 2x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Russell 2000® 1.5x Strategy Fund	1.78%	5.00%	1,000.00	1,015.97	8.90
Inverse Russell 2000® Strategy Fund	1.83%	5.00%	1,000.00	1,015.72	9.15
Dow 2x Strategy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Inverse Dow 2x Strategy Fund	1.77%	5.00%	1,000.00	1,016.02	8.85
Government Long Bond 1.2x Strategy Fund	1.35%	5.00%	1,000.00	1,018.10	6.76
Inverse Government Long Bond Strategy Fund	3.98%	5.00%	1,000.00	1,005.06	19.79
High Yield Strategy Fund	1.59%	5.00%	1,000.00	1,016.91	7.95
U.S. Government Money Market Fund	0.42%	5.00%	1,000.00	1,022.71	2.11

[1]

This ratio represents annualized net expenses, which includes interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.73% Excludes expenses of the underlying funds in which the Fund invest.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2021 to June 30, 2022.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	17.4%
Guggenheim Strategy Fund II	14.1%
Apple, Inc.	3.0%
Microsoft Corp.	2.7%
Amazon.com, Inc.	1.3%
Alphabet, Inc. — Class A	0.9%
Alphabet, Inc. — Class C	0.9%
Tesla, Inc.	0.8%
Berkshire Hathaway, Inc. — Class B	0.7%
UnitedHealth Group, Inc.	0.7%
Top Ten Total	42.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Nova Fund	(30.56%)	(19.15%)	12.39%	16.09%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
NOVA FUND

	Shares	Value
COMMON STOCKS† - 45.4%

Technology - 10.5%
Apple, Inc.	4,348	$594,459
Microsoft Corp.	2,115	543,195
NVIDIA Corp.	708	107,326
Broadcom, Inc.	115	55,868
Accenture plc — Class A	179	49,699
Adobe, Inc.*	134	49,052
Salesforce, Inc.*	281	46,376
Intel Corp.	1,156	43,246
QUALCOMM, Inc.	317	40,494
Texas Instruments, Inc.	261	40,103
International Business Machines Corp.	254	35,862
Advanced Micro Devices, Inc.*	458	35,023
Oracle Corp.	445	31,092
Intuit, Inc.	80	30,835
ServiceNow, Inc.*	57	27,105
Applied Materials, Inc.	250	22,745
Analog Devices, Inc.	148	21,621
Micron Technology, Inc.	316	17,469
Activision Blizzard, Inc.	221	17,207
Lam Research Corp.	39	16,620
Fidelity National Information Services, Inc.	173	15,859
Fiserv, Inc.*	165	14,680
KLA Corp.	42	13,401
Synopsys, Inc.*	43	13,059
Roper Technologies, Inc.	30	11,840
Cadence Design Systems, Inc.*	78	11,702
NXP Semiconductor N.V.	74	10,954
Fortinet, Inc.*	190	10,750
Autodesk, Inc.*	62	10,662
Paychex, Inc.	91	10,362
Cognizant Technology Solutions Corp. — Class A	147	9,921
HP, Inc.	298	9,768
Electronic Arts, Inc.	80	9,732
MSCI, Inc. — Class A	23	9,480
Microchip Technology, Inc.	157	9,119
ON Semiconductor Corp.*	122	6,138
ANSYS, Inc.*	25	5,982
Take-Two Interactive Software, Inc.*	45	5,514
Hewlett Packard Enterprise Co.	368	4,880
EPAM Systems, Inc.*	16	4,717
Broadridge Financial Solutions, Inc.	33	4,704
Monolithic Power Systems, Inc.	12	4,608
Zebra Technologies Corp. — Class A*	15	4,409
Skyworks Solutions, Inc.	46	4,261
NetApp, Inc.	63	4,110
Akamai Technologies, Inc.*	45	4,110
Teradyne, Inc.	45	4,030
Seagate Technology Holdings plc	56	4,001
Western Digital Corp.*	89	3,990
Tyler Technologies, Inc.*	12	3,990
Leidos Holdings, Inc.	39	3,928
Paycom Software, Inc.*	14	3,922
Jack Henry & Associates, Inc.	21	3,780
Citrix Systems, Inc.*	35	3,401
PTC, Inc.*	30	3,190
Qorvo, Inc.*	31	2,924
DXC Technology Co.*	69	2,091
Ceridian HCM Holding, Inc.*	39	1,836
Total Technology		2,091,202

Consumer, Non-cyclical - 10.2%
UnitedHealth Group, Inc.	265	136,112
Johnson & Johnson	744	132,067
Procter & Gamble Co.	678	97,490
Pfizer, Inc.	1,587	83,206
AbbVie, Inc.	500	76,580
Eli Lilly & Co.	223	72,303
Coca-Cola Co.	1,103	69,390
Merck & Company, Inc.	715	65,186
PepsiCo, Inc.	391	65,164
Thermo Fisher Scientific, Inc.	111	60,304
Abbott Laboratories	495	53,782
Danaher Corp.	183	46,394
Bristol-Myers Squibb Co.	602	46,354
Philip Morris International, Inc.	438	43,248
Amgen, Inc.	151	36,738
CVS Health Corp.	371	34,377
Medtronic plc	379	34,015
S&P Global, Inc.	98	33,032
Elevance Health, Inc.	68	32,815
Automatic Data Processing, Inc.	118	24,785
Mondelez International, Inc. — Class A	391	24,277
Cigna Corp.	90	23,717
Zoetis, Inc.	133	22,861
PayPal Holdings, Inc.*	327	22,838
Gilead Sciences, Inc.	355	21,943
Altria Group, Inc.	512	21,386
Intuitive Surgical, Inc.*	102	20,472
Vertex Pharmaceuticals, Inc.*	72	20,289
Becton Dickinson and Co.	81	19,969
Colgate-Palmolive Co.	237	18,993
Stryker Corp.	95	18,898
Regeneron Pharmaceuticals, Inc.*	31	18,325
Humana, Inc.	36	16,851
Estee Lauder Companies, Inc. — Class A	66	16,808
Edwards Lifesciences Corp.*	176	16,736
Boston Scientific Corp.*	404	15,057
Moderna, Inc.*	98	13,999
Centene Corp.*	165	13,961
McKesson Corp.	41	13,375
Kimberly-Clark Corp.	95	12,839
General Mills, Inc.	170	12,827
Archer-Daniels-Midland Co.	159	12,339
Moody’s Corp.	45	12,239
Sysco Corp.	144	12,198
IQVIA Holdings, Inc.*	54	11,717
Corteva, Inc.	205	11,099
HCA Healthcare, Inc.	64	10,756
Constellation Brands, Inc. — Class A	46	10,721
Monster Beverage Corp.*	106	9,826

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NOVA FUND

	Shares	Value
Cintas Corp.	25	$9,338
Baxter International, Inc.	142	9,121
Global Payments, Inc.	80	8,851
Hershey Co.	41	8,822
Kroger Co.	186	8,803
ResMed, Inc.	41	8,595
IDEXX Laboratories, Inc.*	24	8,417
Biogen, Inc.*	41	8,362
Dexcom, Inc.*	111	8,273
Illumina, Inc.*	44	8,112
Verisk Analytics, Inc. — Class A	45	7,789
Kraft Heinz Co.	201	7,666
Keurig Dr Pepper, Inc.	207	7,326
Tyson Foods, Inc. — Class A	82	7,057
Equifax, Inc.	35	6,397
Church & Dwight Company, Inc.	69	6,394
West Pharmaceutical Services, Inc.	21	6,350
Zimmer Biomet Holdings, Inc.	59	6,199
Laboratory Corporation of America Holdings	26	6,093
AmerisourceBergen Corp. — Class A	43	6,084
McCormick & Company, Inc.	71	5,911
STERIS plc	28	5,772
Waters Corp.*	17	5,627
Gartner, Inc.*	23	5,562
Catalent, Inc.*	51	5,472
Quanta Services, Inc.	41	5,139
Kellogg Co.	72	5,136
PerkinElmer, Inc.	36	5,120
Align Technology, Inc.*	21	4,970
Clorox Co.	35	4,934
Hologic, Inc.*	71	4,920
United Rentals, Inc.*	20	4,858
Molina Healthcare, Inc.*	17	4,753
Conagra Brands, Inc.	136	4,657
FleetCor Technologies, Inc.*	22	4,622
Quest Diagnostics, Inc.	33	4,388
Cooper Companies, Inc.	14	4,384
Incyte Corp.*	53	4,026
Cardinal Health, Inc.	77	4,025
J M Smucker Co.	31	3,968
Bio-Techne Corp.	11	3,813
Hormel Foods Corp.	80	3,789
Avery Dennison Corp.	23	3,723
Brown-Forman Corp. — Class B	52	3,648
Viatris, Inc.	343	3,591
ABIOMED, Inc.*	13	3,218
Teleflex, Inc.	13	3,196
Charles River Laboratories International, Inc.*	14	2,996
Henry Schein, Inc.*	39	2,993
Bio-Rad Laboratories, Inc. — Class A*	6	2,970
Lamb Weston Holdings, Inc.	41	2,930
Molson Coors Beverage Co. — Class B	53	2,889
MarketAxess Holdings, Inc.	11	2,816
Campbell Soup Co.	57	2,739
Organon & Co.	72	2,430
Nielsen Holdings plc	102	2,368
Robert Half International, Inc.	31	2,322
Rollins, Inc.	64	2,235
Dentsply Sirona, Inc.	61	2,179
Universal Health Services, Inc. — Class B	19	1,914
DaVita, Inc.*	17	1,359
Total Consumer, Non-cyclical		2,033,069

Financial - 6.8%
Berkshire Hathaway, Inc. — Class B*	512	139,786
JPMorgan Chase & Co.	831	93,579
Visa, Inc. — Class A	465	91,554
Mastercard, Inc. — Class A	243	76,662
Bank of America Corp.	2,005	62,416
Wells Fargo & Co.	1,072	41,990
American Tower Corp. — Class A REIT	131	33,482
Morgan Stanley	396	30,120
Goldman Sachs Group, Inc.	97	28,811
Charles Schwab Corp.	426	26,915
Citigroup, Inc.	549	25,248
Prologis, Inc. REIT	209	24,589
BlackRock, Inc. — Class A	40	24,362
American Express Co.	172	23,843
Chubb Ltd.	120	23,590
Marsh & McLennan Companies, Inc.	142	22,046
CME Group, Inc. — Class A	102	20,879
Crown Castle International Corp. REIT	122	20,542
Progressive Corp.	165	19,185
PNC Financial Services Group, Inc.	117	18,459
Truist Financial Corp.	377	17,881
U.S. Bancorp	382	17,580
Equinix, Inc. REIT	26	17,083
Aon plc — Class A	60	16,181
Intercontinental Exchange, Inc.	158	14,858
Public Storage REIT	43	13,445
MetLife, Inc.	195	12,244
Realty Income Corp. REIT	170	11,604
Capital One Financial Corp.	111	11,565
Travelers Companies, Inc.	68	11,501
American International Group, Inc.	224	11,453
Welltower, Inc. REIT	128	10,541
Digital Realty Trust, Inc. REIT	81	10,516
Prudential Financial, Inc.	106	10,142
Allstate Corp.	78	9,885
Arthur J Gallagher & Co.	59	9,619
SBA Communications Corp. REIT	30	9,601
Aflac, Inc.	168	9,296
Simon Property Group, Inc. REIT	93	8,828
Bank of New York Mellon Corp.	210	8,759
M&T Bank Corp.	51	8,129
VICI Properties, Inc. REIT	272	8,103
AvalonBay Communities, Inc. REIT	40	7,770
Discover Financial Services	79	7,472
Ameriprise Financial, Inc.	31	7,368
First Republic Bank	51	7,354
T. Rowe Price Group, Inc.	64	7,271

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NOVA FUND

	Shares	Value
Equity Residential REIT	97	$7,005
Weyerhaeuser Co. REIT	211	6,988
CBRE Group, Inc. — Class A*	92	6,772
SVB Financial Group*	17	6,715
Fifth Third Bancorp	194	6,518
Extra Space Storage, Inc. REIT	38	6,465
State Street Corp.	104	6,411
Willis Towers Watson plc	32	6,317
Alexandria Real Estate Equities, Inc. REIT	42	6,091
Hartford Financial Services Group, Inc.	93	6,085
Duke Realty Corp. REIT	109	5,990
Ventas, Inc. REIT	113	5,812
Mid-America Apartment Communities, Inc. REIT	33	5,764
Northern Trust Corp.	59	5,692
Nasdaq, Inc.	33	5,034
Cincinnati Financial Corp.	42	4,997
Citizens Financial Group, Inc.	139	4,961
Regions Financial Corp.	264	4,950
Raymond James Financial, Inc.	55	4,917
Huntington Bancshares, Inc.	407	4,896
Essex Property Trust, Inc. REIT	18	4,707
KeyCorp	264	4,549
Principal Financial Group, Inc.	66	4,408
Camden Property Trust REIT	30	4,034
W R Berkley Corp.	59	4,027
Iron Mountain, Inc. REIT	82	3,993
Healthpeak Properties, Inc. REIT	153	3,964
Synchrony Financial	142	3,922
UDR, Inc. REIT	85	3,913
Brown & Brown, Inc.	66	3,850
Boston Properties, Inc. REIT	40	3,559
Kimco Realty Corp. REIT	175	3,460
Cboe Global Markets, Inc.	30	3,396
Loews Corp.	55	3,259
Signature Bank	18	3,226
Host Hotels & Resorts, Inc. REIT	202	3,167
Everest Re Group Ltd.	11	3,083
Comerica, Inc.	37	2,715
Regency Centers Corp. REIT	44	2,610
Assurant, Inc.	15	2,593
Globe Life, Inc.	26	2,534
Zions Bancorp North America	43	2,189
Lincoln National Corp.	46	2,151
Federal Realty OP, LP REIT	20	1,915
Franklin Resources, Inc.	79	1,841
Invesco Ltd.	95	1,532
Vornado Realty Trust REIT	45	1,287
Total Financial		1,348,371

Communications - 5.8%
Amazon.com, Inc.*	2,474	262,763
Alphabet, Inc. — Class A*	85	185,237
Alphabet, Inc. — Class C*	78	170,621
Meta Platforms, Inc. — Class A*	649	104,651
Verizon Communications, Inc.	1,188	60,291
Cisco Systems, Inc.	1,175	50,102
Comcast Corp. — Class A	1,264	49,599
Walt Disney Co.*	515	48,616
AT&T, Inc.	2,024	42,423
T-Mobile US, Inc.*	167	22,468
Netflix, Inc.*	126	22,034
Booking Holdings, Inc.*	11	19,239
Charter Communications, Inc. — Class A*	33	15,462
Motorola Solutions, Inc.	47	9,851
Warner Bros Discovery, Inc.*	625	8,388
Twitter, Inc.*	216	8,076
Corning, Inc.	215	6,775
eBay, Inc.	158	6,584
Arista Networks, Inc.*	64	5,999
CDW Corp.	38	5,987
Match Group, Inc.*	81	5,645
VeriSign, Inc.*	27	4,518
Paramount Global — Class B	172	4,245
FactSet Research Systems, Inc.	11	4,230
Expedia Group, Inc.*	43	4,078
Omnicom Group, Inc.	58	3,689
NortonLifeLock, Inc.	165	3,623
Interpublic Group of Companies, Inc.	111	3,056
Lumen Technologies, Inc.	263	2,869
Fox Corp. — Class A	88	2,830
Etsy, Inc.*	36	2,636
F5, Inc.*	17	2,602
Juniper Networks, Inc.	91	2,594
News Corp. — Class A	110	1,714
DISH Network Corp. — Class A*	71	1,273
Fox Corp. — Class B	41	1,218
News Corp. — Class B	34	540
Total Communications		1,156,526

Consumer, Cyclical - 4.2%
Tesla, Inc.*	237	159,601
Home Depot, Inc.	292	80,087
Costco Wholesale Corp.	125	59,910
McDonald’s Corp.	209	51,598
Walmart, Inc.	397	48,267
NIKE, Inc. — Class B	359	36,690
Lowe’s Companies, Inc.	187	32,663
Starbucks Corp.	324	24,750
TJX Companies, Inc.	332	18,542
Target Corp.	131	18,501
Dollar General Corp.	65	15,954
General Motors Co.*	412	13,085
AutoZone, Inc.*	6	12,895
Ford Motor Co.	1,117	12,432
O’Reilly Automotive, Inc.*	19	12,003
Marriott International, Inc. — Class A	78	10,609
Chipotle Mexican Grill, Inc. — Class A*	8	10,458
Dollar Tree, Inc.*	64	9,974
Yum! Brands, Inc.	81	9,194
Hilton Worldwide Holdings, Inc.	79	8,804
Fastenal Co.	163	8,137
PACCAR, Inc.	98	8,069
Cummins, Inc.	40	7,741

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NOVA FUND

	Shares	Value
Walgreens Boots Alliance, Inc.	203	$7,694
Ross Stores, Inc.	99	6,953
Aptiv plc*	77	6,859
Copart, Inc.*	60	6,520
Tractor Supply Co.	32	6,203
Southwest Airlines Co.*	168	6,068
DR Horton, Inc.	91	6,023
Ulta Beauty, Inc.*	15	5,782
WW Grainger, Inc.	12	5,453
Genuine Parts Co.	40	5,320
Delta Air Lines, Inc.*	181	5,243
Lennar Corp. — Class A	73	5,152
CarMax, Inc.*	45	4,072
VF Corp.	91	4,020
NVR, Inc.*	1	4,004
Darden Restaurants, Inc.	35	3,959
Domino’s Pizza, Inc.	10	3,897
Pool Corp.	11	3,863
Best Buy Company, Inc.	57	3,716
LKQ Corp.	74	3,633
United Airlines Holdings, Inc.*	92	3,259
Las Vegas Sands Corp.*	97	3,258
Live Nation Entertainment, Inc.*	39	3,221
Hasbro, Inc.	37	3,030
Advance Auto Parts, Inc.	17	2,943
MGM Resorts International	100	2,895
PulteGroup, Inc.	67	2,655
Whirlpool Corp.	16	2,478
Caesars Entertainment, Inc.*	61	2,336
American Airlines Group, Inc.*	184	2,333
BorgWarner, Inc.	68	2,269
Royal Caribbean Cruises Ltd.*	63	2,200
Tapestry, Inc.	71	2,167
Carnival Corp.*	229	1,981
Newell Brands, Inc.	104	1,980
Bath & Body Works, Inc.	67	1,804
Wynn Resorts Ltd.*	30	1,709
Alaska Air Group, Inc.*	36	1,442
Penn National Gaming, Inc.*	46	1,399
Norwegian Cruise Line Holdings Ltd.*,1	119	1,323
Ralph Lauren Corp. — Class A	13	1,165
PVH Corp.	19	1,081
Total Consumer, Cyclical		823,326

Industrial - 3.5%
Raytheon Technologies Corp.	421	40,462
United Parcel Service, Inc. — Class B	208	37,968
Union Pacific Corp.	178	37,964
Honeywell International, Inc.	193	33,545
Lockheed Martin Corp.	67	28,807
Caterpillar, Inc.	151	26,993
Deere & Co.	79	23,658
Boeing Co.*	157	21,465
3M Co.	161	20,835
General Electric Co.	311	19,801
Northrop Grumman Corp.	41	19,621
CSX Corp.	615	17,872
Waste Management, Inc.	107	16,369
Norfolk Southern Corp.	67	15,229
FedEx Corp.	67	15,190
Illinois Tool Works, Inc.	80	14,580
General Dynamics Corp.	65	14,381
Eaton Corporation plc	113	14,237
Emerson Electric Co.	168	13,363
L3Harris Technologies, Inc.	55	13,294
Amphenol Corp. — Class A	169	10,880
TE Connectivity Ltd.	91	10,297
Agilent Technologies, Inc.	85	10,096
Johnson Controls International plc	197	9,432
Parker-Hannifin Corp.	36	8,858
Trane Technologies plc	66	8,572
Carrier Global Corp.	240	8,559
Otis Worldwide Corp.	120	8,481
TransDigm Group, Inc.*	15	8,050
Republic Services, Inc. — Class A	59	7,721
AMETEK, Inc.	65	7,143
Keysight Technologies, Inc.*	51	7,030
Mettler-Toledo International, Inc.*	6	6,893
Old Dominion Freight Line, Inc.	26	6,663
Rockwell Automation, Inc.	33	6,577
Ball Corp.	90	6,189
Fortive Corp.	101	5,492
Vulcan Materials Co.	38	5,400
Martin Marietta Materials, Inc.	18	5,386
Amcor plc	425	5,283
Dover Corp.	41	4,974
Teledyne Technologies, Inc.*	13	4,877
Ingersoll Rand, Inc.	115	4,839
Expeditors International of Washington, Inc.	47	4,581
Jacobs Engineering Group, Inc.	36	4,577
Stanley Black & Decker, Inc.	43	4,509
Westinghouse Air Brake Technologies Corp.	52	4,268
Garmin Ltd.	43	4,225
Trimble, Inc.*	71	4,134
Xylem, Inc.	51	3,987
IDEX Corp.	21	3,814
Generac Holdings, Inc.*	18	3,790
J.B. Hunt Transport Services, Inc.	24	3,779
Textron, Inc.	61	3,725
CH Robinson Worldwide, Inc.	36	3,649
Packaging Corporation of America	26	3,575
Masco Corp.	67	3,390
Howmet Aerospace, Inc.	106	3,334
Nordson Corp.	15	3,037
Snap-on, Inc.	15	2,955
Westrock Co.	72	2,868
Allegion plc	25	2,448
Huntington Ingalls Industries, Inc.	11	2,396
Sealed Air Corp.	41	2,367
Fortune Brands Home & Security, Inc.	37	2,216
Pentair plc	47	2,151
A O Smith Corp.	37	2,023

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NOVA FUND

	Shares	Value
Mohawk Industries, Inc.*	15	$1,861
Total Industrial		696,985

Energy - 2.0%
Exxon Mobil Corp.	1,191	101,997
Chevron Corp.	556	80,498
ConocoPhillips	366	32,871
EOG Resources, Inc.	166	18,333
Occidental Petroleum Corp.	252	14,838
Schlumberger N.V.	400	14,304
Pioneer Natural Resources Co.	64	14,277
Marathon Petroleum Corp.	153	12,578
Valero Energy Corp.	115	12,222
Phillips 66	136	11,151
Williams Companies, Inc.	344	10,736
Devon Energy Corp.	174	9,589
Kinder Morgan, Inc.	551	9,235
Hess Corp.	78	8,263
Halliburton Co.	255	7,997
Baker Hughes Co.	265	7,650
Enphase Energy, Inc.*	38	7,419
ONEOK, Inc.	126	6,993
Coterra Energy, Inc. — Class A	228	5,880
Diamondback Energy, Inc.	47	5,694
Marathon Oil Corp.	200	4,496
SolarEdge Technologies, Inc.*	16	4,379
APA Corp.	95	3,316
Total Energy		404,716

Utilities - 1.4%
NextEra Energy, Inc.	556	43,068
Duke Energy Corp.	218	23,372
Southern Co.	300	21,393
Dominion Energy, Inc.	229	18,277
American Electric Power Company, Inc.	145	13,911
Sempra Energy	89	13,374
Exelon Corp.	277	12,554
Xcel Energy, Inc.	154	10,897
Consolidated Edison, Inc.	100	9,510
WEC Energy Group, Inc.	89	8,957
Public Service Enterprise Group, Inc.	141	8,923
Eversource Energy	98	8,278
American Water Works Company, Inc.	51	7,587
DTE Energy Co.	55	6,971
Edison International	108	6,830
Ameren Corp.	73	6,596
Entergy Corp.	58	6,533
FirstEnergy Corp.	161	6,181
PPL Corp.	208	5,643
CMS Energy Corp.	82	5,535
Constellation Energy Corp.	92	5,268
CenterPoint Energy, Inc.	178	5,265
Atmos Energy Corp.	39	4,372
Evergy, Inc.	65	4,241
Alliant Energy Corp.	71	4,161
AES Corp.	189	3,971
NiSource, Inc.	115	3,391
NRG Energy, Inc.	67	2,557
Pinnacle West Capital Corp.	32	2,340
Total Utilities		279,956

Basic Materials - 1.0%
Linde plc	142	40,829
Sherwin-Williams Co.	68	15,226
Air Products and Chemicals, Inc.	63	15,150
Newmont Corp.	224	13,366
Freeport-McMoRan, Inc.	410	11,997
Ecolab, Inc.	70	10,763
Dow, Inc.	206	10,632
International Flavors & Fragrances, Inc.	72	8,577
DuPont de Nemours, Inc.	144	8,003
Nucor Corp.	75	7,831
PPG Industries, Inc.	67	7,661
Albemarle Corp.	33	6,896
LyondellBasell Industries N.V. — Class A	73	6,385
CF Industries Holdings, Inc.	59	5,058
Mosaic Co.	102	4,817
International Paper Co.	105	4,392
FMC Corp.	36	3,852
Celanese Corp. — Class A	31	3,646
Eastman Chemical Co.	36	3,232
Total Basic Materials		188,313

Total Common Stocks
(Cost $6,679,445)		9,022,464

MUTUAL FUNDS† - 31.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	358,560	3,460,103
Guggenheim Strategy Fund II2	116,588	2,814,445
Total Mutual Funds
(Cost $6,426,084)		6,274,548

	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$881,000	876,803
U.S. Treasury Bills
1.02% due 07/19/22[4,5]	317,000	316,838
Total U.S. Treasury Bills
(Cost $1,194,592)		1,193,641

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NOVA FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 27.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	$3,133,242	$3,133,242
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	1,220,200	1,220,200
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	1,208,119	1,208,119
Total Repurchase Agreements
(Cost $5,561,561)		5,561,561

SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	1,068	1,068
Total Securities Lending Collateral
(Cost $1,068)		1,068

Total Investments - 110.8%
(Cost $19,862,750)		$22,053,282
Other Assets & Liabilities, net - (10.8)%		(2,151,537)
Total Net Assets - 100.0%		$19,901,745

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	45	Sep 2022	$8,526,375	$(252,288)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	340	$1,288,376	$(225,046)
Goldman Sachs International	S&P 500 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	1,149	4,349,704	(306,318)
Barclays Bank plc	S&P 500 Index	Pay	1.96% (SOFR + 0.45%)	At Maturity	11/16/22	1,758	6,654,088	(806,057)
							$12,292,168	$(1,337,421)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,022,464	$—	$—	$9,022,464
Mutual Funds	6,274,548	—	—	6,274,548
U.S. Treasury Bills	—	1,193,641	—	1,193,641
Repurchase Agreements	—	5,561,561	—	5,561,561
Securities Lending Collateral	1,068	—	—	1,068
Total Assets	$15,298,080	$6,755,202	$—	$22,053,282

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$252,288	$—	$—	$252,288
Equity Index Swap Agreements**	—	1,337,421	—	1,337,421
Total Liabilities	$252,288	$1,337,421	$—	$1,589,709

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,008,187	$399,999	$(2,500,000)	$(2,225)	$(91,516)	$2,814,445	116,588	$27,438
Guggenheim Ultra Short Duration Fund — Institutional Class	3,156,914	400,000	—	—	(96,811)	3,460,103	358,560	20,904
	$8,165,101	$799,999	$(2,500,000)	$(2,225)	$(188,327)	$6,274,548		$48,342

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $990 of securities loaned (cost $7,875,105)	$10,217,173
Investments in affiliated issuers, at value (cost $6,426,084)	6,274,548
Repurchase agreements, at value (cost $5,561,561)	5,561,561
Cash	112
Segregated cash with broker	841,373
Receivables:
Dividends	18,150
Fund shares sold	3,342
Interest	225
Total assets	22,916,484

Liabilities:
Unrealized depreciation on OTC swap agreements	1,337,421
Payable for:
Swap settlement	1,509,953
Variation margin on futures contracts	71,437
Fund shares redeemed	18,841
Management fees	12,524
Transfer agent and administrative fees	4,748
Investor service fees	4,412
Portfolio accounting fees	1,765
Return of securities lending collateral	1,068
Trustees’ fees*	446
Miscellaneous	52,124
Total liabilities	3,014,739
Commitments and contingent liabilities (Note 11)	—
Net assets	$19,901,745

Net assets consist of:
Paid in capital	$26,259,129
Total distributable earnings (loss)	(6,357,384)
Net assets	$19,901,745
Capital shares outstanding	145,678
Net asset value per share	$136.61

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $26)	$153,557
Dividends from securities of affiliated issuers	48,342
Interest	9,849
Income from securities lending, net	4
Total investment income	211,752

Expenses:
Management fees	126,929
Investor service fees	42,310
Transfer agent and administrative fees	58,020
Professional fees	25,146
Portfolio accounting fees	16,924
Trustees’ fees*	3,037
Custodian fees	2,398
Interest expense	141
Line of credit fees	14
Miscellaneous	6,663
Total expenses	281,582
Less:
Expenses waived by Adviser	(4,345)
Net expenses	277,237
Net investment loss	(65,485)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,571,052)
Investments in affiliated issuers	(2,225)
Swap agreements	(4,395,087)
Futures contracts	(1,164,903)
Net realized loss	(7,133,267)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,259,366)
Investments in affiliated issuers	(188,327)
Swap agreements	(2,154,943)
Futures contracts	(252,189)
Net change in unrealized appreciation (depreciation)	(7,854,825)
Net realized and unrealized loss	(14,988,092)
Net decrease in net assets resulting from operations	$(15,053,577)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(65,485)	$(220,785)
Net realized gain (loss) on investments	(7,133,267)	9,854,145
Net change in unrealized appreciation (depreciation) on investments	(7,854,825)	5,676,521
Net increase (decrease) in net assets resulting from operations	(15,053,577)	15,309,881

Distributions to shareholders	—	(2,128,912)

Capital share transactions:
Proceeds from sale of shares	149,045,986	204,167,073
Distributions reinvested	—	2,128,912
Cost of shares redeemed	(177,674,829)	(201,584,927)
Net increase (decrease) from capital share transactions	(28,628,843)	4,711,058
Net increase (decrease) in net assets	(43,682,420)	17,892,027

Net assets:
Beginning of period	63,584,165	45,692,138
End of period	$19,901,745	$63,584,165

Capital share activity:
Shares sold	833,629	1,191,814
Shares issued from reinvestment of distributions	—	12,342
Shares redeemed	(1,011,169)	(1,196,620)
Net increase (decrease) in shares	(177,540)	7,536

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$196.72	$144.74	$135.68	$94.55	$113.00	$89.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.76)	(.30)	.90	.83	.22
Net gain (loss) on investments (realized and unrealized)	(59.78)	60.70	24.12	41.55	(11.15)	27.62
Total from investment operations	(60.11)	59.94	23.82	42.45	(10.32)	27.84
Less distributions from:
Net investment income	—	(.61)	(1.16)	(1.32)	(.21)	(.05)
Net realized gains	—	(7.35)	(13.60)	—	(7.92)	(4.37)
Total distributions	—	(7.96)	(14.76)	(1.32)	(8.13)	(4.42)
Net asset value, end of period	$136.61	$196.72	$144.74	$135.68	$94.55	$113.00

Total Return[c]	(30.56%)	42.18%	20.03%	45.04%	(10.32%)	31.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,902	$63,584	$45,692	$36,545	$32,309	$51,725
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.44%)	(0.24%)	0.77%	0.73%	0.22%
Total expenses[d]	1.66%	1.60%	1.73%	1.72%	1.62%	1.61%
Net expenses[e]	1.64%	1.57%	1.68%	1.66%	1.61%	1.61%
Portfolio turnover rate	378%	408%	650%	336%	604%	412%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	11.2%
Guggenheim Strategy Fund II	6.6%
Total	17.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Inverse S&P 500® Strategy Fund	19.87%	5.19%	(13.25%)	(14.01%)
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 17.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	60,526	$584,075
Guggenheim Strategy Fund II1	14,382	347,182
Total Mutual Funds
(Cost $954,123)		931,257

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.5%
Federal Farm Credit Bank
1.40% due 07/05/22[2]	$600,000	599,907
Total Federal Agency Discount Notes
(Cost $599,907)		599,907

U.S. TREASURY BILLS†† - 1.9%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	90,000	89,571
U.S. Treasury Bills
1.02% due 07/19/22[2,4]	11,000	10,995
Total U.S. Treasury Bills
(Cost $100,664)		100,566

REPURCHASE AGREEMENTS††,5 - 62.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	1,832,553	1,832,553
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	713,664	713,664
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	706,598	706,598
Total Repurchase Agreements
(Cost $3,252,815)		3,252,815

Total Investments - 93.3%
(Cost $4,907,509)		$4,884,545
Other Assets & Liabilities, net - 6.7%		351,969
Total Net Assets - 100.0%		$5,236,514

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Sep 2022	$189,475	$5,534

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	1.93% (Federal Funds Rate + 0.35%)	At Maturity	11/17/22	935	$3,537,795	$297,385
Barclays Bank plc	S&P 500 Index	Receive	1.81% (SOFR + 0.30%)	At Maturity	11/16/22	338	1,280,446	131,280
BNP Paribas	S&P 500 Index	Receive	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	56	211,667	36,973
							$5,029,908	$465,638

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
INVERSE S&P 500® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$931,257	$—	$—	$931,257
Federal Agency Discount Notes	—	599,907	—	599,907
U.S. Treasury Bills	—	100,566	—	100,566
Repurchase Agreements	—	3,252,815	—	3,252,815
Equity Futures Contracts**	5,534	—	—	5,534
Equity Index Swap Agreements**	—	465,638	—	465,638
Total Assets	$936,791	$4,418,926	$—	$5,355,717

**	This derivative is reported as unrealized appreciation/depreciation at period end.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$357,825	$—	$—	$—	$(10,643)	$347,182	14,382	$3,021
Guggenheim Ultra Short Duration Fund — Institutional Class	350,417	250,000	—	—	(16,342)	584,075	60,526	3,462
	$708,242	$250,000	$—	$—	$(26,985)	$931,257		$6,483

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $700,571)	$700,473
Investments in affiliated issuers, at value (cost $954,123)	931,257
Repurchase agreements, at value (cost $3,252,815)	3,252,815
Segregated cash with broker	60,421
Unrealized appreciation on OTC swap agreements	465,638
Receivables:
Fund shares sold	63,341
Variation margin on futures contracts	1,587
Dividends	1,409
Interest	132
Total assets	5,477,073

Liabilities:
Segregated cash due to broker	140,000
Payable for:
Swap settlement	44,961
Fund shares redeemed	42,161
Management fees	3,550
Investor service fees	1,020
Transfer agent and administrative fees	893
Portfolio accounting fees	408
Trustees’ fees*	62
Miscellaneous	7,504
Total liabilities	240,559
Commitments and contingent liabilities (Note 11)	—
Net assets	$5,236,514

Net assets consist of:
Paid in capital	$21,687,953
Total distributable earnings (loss)	(16,451,439)
Net assets	$5,236,514
Capital shares outstanding	140,470
Net asset value per share	$37.28

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$6,483
Interest	9,819
Total investment income	16,302

Expenses:
Management fees	28,999
Investor service fees	8,055
Transfer agent and administrative fees	9,729
Portfolio accounting fees	3,222
Professional fees	619
Interest expense	502
Custodian fees	433
Trustees’ fees*	203
Miscellaneous	7,372
Total expenses	59,134
Less:
Expenses reimbursed by Adviser	(1,611)
Expenses waived by Adviser	(713)
Total waived/reimbursed expenses	(2,324)
Net expenses	56,810
Net investment loss	(40,508)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	10
Swap agreements	625,580
Futures contracts	387,925
Net realized gain	1,013,515
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(91)
Investments in affiliated issuers	(26,985)
Swap agreements	491,693
Futures contracts	10,520
Net change in unrealized appreciation (depreciation)	475,137
Net realized and unrealized gain	1,488,652
Net increase in net assets resulting from operations	$1,448,144

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(40,508)	$(93,920)
Net realized gain (loss) on investments	1,013,515	(1,372,780)
Net change in unrealized appreciation (depreciation) on investments	475,137	(26,630)
Net increase (decrease) in net assets resulting from operations	1,448,144	(1,493,330)

Capital share transactions:
Proceeds from sale of shares	200,228,375	909,153,099
Cost of shares redeemed	(198,927,703)	(906,579,104)
Net increase from capital share transactions	1,300,672	2,573,995
Net increase in net assets	2,748,816	1,080,665

Net assets:
Beginning of period	2,487,698	1,407,033
End of period	$5,236,514	$2,487,698

Capital share activity:
Shares sold	6,046,502	25,153,384
Shares redeemed	(5,986,026)	(25,107,575)
Net increase in shares	60,476	45,809

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$31.10	$41.16	$55.29	$72.35	$69.60	$84.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.53)	(.48)	.44	.41	(.11)
Net gain (loss) on investments (realized and unrealized)	6.39	(9.53)	(13.31)	(16.97)	2.34	(14.50)
Total from investment operations	6.18	(10.06)	(13.79)	(16.53)	2.75	(14.61)
Less distributions from:
Net investment income	—	—	(.34)	(.53)	—	—
Total distributions	—	—	(.34)	(.53)	—	—
Net asset value, end of period	$37.28	$31.10	$41.16	$55.29	$72.35	$69.60

Total Return[c]	19.87%	(24.44%)	(25.02%)	(22.91%)	3.95%	(17.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,237	$2,488	$1,407	$1,759	$4,413	$2,573
Ratios to average net assets:
Net investment income (loss)	(1.26%)	(1.48%)	(0.93%)	0.71%	0.61%	(0.15%)
Total expenses[d]	1.84%	1.74%	1.88%	1.88%	1.77%	1.76%
Net expenses[e]	1.76%	1.69%	1.83%	1.82%	1.76%	1.76%
Portfolio turnover rate	—	1,675%	1,417%	442%	540%	100%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	17.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	16.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.4%
Tesla, Inc.	2.2%
Alphabet, Inc. — Class C	2.2%
Alphabet, Inc. — Class A	2.1%
Meta Platforms, Inc. — Class A	1.7%
NVIDIA Corp.	1.7%
Top Ten Total	60.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
NASDAQ-100® Fund	(30.43%)	(22.39%)	13.99%	15.20%
NASDAQ-100 Index	(29.22%)	(20.38%)	16.37%	17.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 55.3%

Technology - 25.9%
Apple, Inc.	35,630	$4,871,334
Microsoft Corp.	16,464	4,228,449
NVIDIA Corp.	7,745	1,174,065
Broadcom, Inc.	1,491	724,343
Adobe, Inc.*	1,726	631,820
Intel Corp.	14,934	558,681
QUALCOMM, Inc.	4,091	522,584
Texas Instruments, Inc.	3,368	517,493
Advanced Micro Devices, Inc.*	5,919	452,626
Intuit, Inc.	1,030	397,003
Applied Materials, Inc.	3,177	289,043
Analog Devices, Inc.	1,898	277,279
Micron Technology, Inc.	4,078	225,432
Activision Blizzard, Inc.	2,856	222,368
Lam Research Corp.	507	216,058
Fiserv, Inc.*	2,361	210,058
KLA Corp.	545	173,899
Synopsys, Inc.*	559	169,768
Fortinet, Inc.*	2,930	165,779
Cadence Design Systems, Inc.*	1,007	151,080
Paychex, Inc.	1,319	150,195
ASML Holding N.V. — Class G	313	148,950
NXP Semiconductor N.V.	959	141,961
Autodesk, Inc.*	794	136,536
Marvell Technology, Inc.	3,104	135,117
Crowdstrike Holdings, Inc. — Class A*	779	131,308
Cognizant Technology Solutions Corp. — Class A	1,903	128,433
Electronic Arts, Inc.	1,022	124,326
Microchip Technology, Inc.	2,025	117,612
Workday, Inc. — Class A*	727	101,475
Zoom Video Communications, Inc. — Class A*	919	99,225
Datadog, Inc. — Class A*	1,034	98,478
Atlassian Corporation plc — Class A*	522	97,823
Zscaler, Inc.*	515	76,998
ANSYS, Inc.*	318	76,094
NetEase, Inc. ADR	663	61,898
Skyworks Solutions, Inc.	588	54,472
Splunk, Inc.*	588	52,015
DocuSign, Inc.*	730	41,887
Total Technology		18,153,965

Communications - 14.9%
Amazon.com, Inc.*	22,398	2,378,892
Alphabet, Inc. — Class C*	690	1,509,340
Alphabet, Inc. — Class A*	662	1,442,670
Meta Platforms, Inc. — Class A*	7,560	1,219,050
Cisco Systems, Inc.	15,124	644,887
Comcast Corp. — Class A	16,328	640,711
T-Mobile US, Inc.*	4,578	615,924
Charter Communications, Inc. — Class A*	613	287,209
Netflix, Inc.*	1,623	283,814
Booking Holdings, Inc.*	148	258,851
Palo Alto Networks, Inc.*	364	179,794
Airbnb, Inc. — Class A*	1,396	124,356
JD.com, Inc. ADR	1,851	118,871
Baidu, Inc. ADR*	789	117,348
MercadoLibre, Inc.*	184	117,184
Pinduoduo, Inc. ADR*	1,619	100,054
Sirius XM Holdings, Inc.	14,376	88,125
eBay, Inc.	2,045	85,215
Match Group, Inc.*	1,043	72,687
VeriSign, Inc.*	400	66,932
Okta, Inc.*	551	49,810
Total Communications		10,401,724

Consumer, Non-cyclical - 7.2%
PepsiCo, Inc.	5,050	841,633
Amgen, Inc.	1,951	474,678
Automatic Data Processing, Inc.	1,526	320,521
Mondelez International, Inc. — Class A	5,054	313,803
PayPal Holdings, Inc.*	4,229	295,353
Gilead Sciences, Inc.	4,581	283,151
Vertex Pharmaceuticals, Inc.*	934	263,192
Intuitive Surgical, Inc.*	1,311	263,131
Regeneron Pharmaceuticals, Inc.*	395	233,496
Moderna, Inc.*	1,453	207,561
Keurig Dr Pepper, Inc.	5,181	183,356
Monster Beverage Corp.*	1,935	179,374
Kraft Heinz Co.	4,471	170,524
Cintas Corp.	374	139,700
AstraZeneca plc ADR	2,111	139,474
Seagen, Inc.*	672	118,904
Biogen, Inc.*	535	109,108
IDEXX Laboratories, Inc.*	307	107,674
Dexcom, Inc.*	1,434	106,876
Illumina, Inc.*	574	105,823
Verisk Analytics, Inc. — Class A	577	99,873
Align Technology, Inc.*	288	68,161
Total Consumer, Non-cyclical		5,025,366

Consumer, Cyclical - 5.4%
Tesla, Inc.*	2,281	1,536,071
Costco Wholesale Corp.	1,619	775,954
Starbucks Corp.	4,189	319,998
Marriott International, Inc. — Class A	1,195	162,532
O’Reilly Automotive, Inc.*	240	151,622
Dollar Tree, Inc.*	820	127,797
Lululemon Athletica, Inc.*	449	122,402
Walgreens Boots Alliance, Inc.	3,155	119,575
Fastenal Co.	2,102	104,932
PACCAR, Inc.	1,270	104,572
Lucid Group, Inc.*,1	6,091	104,521
Copart, Inc.*	868	94,317
Ross Stores, Inc.	1,283	90,105
Total Consumer, Cyclical		3,814,398

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NASDAQ-100® FUND

	Shares	Value
Industrial - 1.1%
Honeywell International, Inc.	2,486	$432,092
CSX Corp.	7,941	230,765
Old Dominion Freight Line, Inc.	414	106,100
Total Industrial		768,957

Utilities - 0.8%
American Electric Power Company, Inc.	1,876	179,983
Exelon Corp.	3,580	162,246
Xcel Energy, Inc.	1,989	140,742
Constellation Energy Corp.	1,192	68,254
Total Utilities		551,225

Total Common Stocks
(Cost $22,095,357)		38,715,635

MUTUAL FUNDS† - 33.8%
Guggenheim Strategy Fund II2	514,018	12,408,404
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,166,612	11,257,803
Total Mutual Funds
(Cost $24,310,666)		23,666,207

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.1%
Federal Home Loan Bank
1.01% due 07/01/22[3]	$5,000,000	5,000,000
Total Federal Agency Discount Notes
(Cost $5,000,000)		5,000,000

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	1,177,000	1,176,399
U.S. Cash Management Bill
1.34% due 10/04/22[3,5]	170,000	169,190
Total U.S. Treasury Bills
(Cost $1,345,745)		1,345,589

REPURCHASE AGREEMENTS††,6 - 4.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	1,648,164	1,648,164
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	641,856	641,856
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	635,500	635,500
Total Repurchase Agreements
(Cost $2,925,520)		2,925,520

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	81,082	81,082
Total Securities Lending Collateral
(Cost $81,082)		81,082

Total Investments - 102.5%
(Cost $55,758,370)		$71,734,033
Other Assets & Liabilities, net - (2.5)%		(1,723,521)
Total Net Assets - 100.0%		$70,010,512

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	78	Sep 2022	$17,999,280	$(457,355)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NASDAQ-100® FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	521	$5,996,678	$(66,681)
Barclays Bank plc	NASDAQ-100 Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	275	3,163,724	(276,358)
BNP Paribas	NASDAQ-100 Index	Pay	2.23% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	390	4,485,390	(556,291)
							$13,645,792	$(899,330)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,715,635	$—	$—	$38,715,635
Mutual Funds	23,666,207	—	—	23,666,207
Federal Agency Discount Notes	—	5,000,000	—	5,000,000
U.S. Treasury Bills	—	1,345,589	—	1,345,589
Repurchase Agreements	—	2,925,520	—	2,925,520
Securities Lending Collateral	81,082	—	—	81,082
Total Assets	$62,462,924	$9,271,109	$—	$71,734,033

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$457,355	$—	$—	$457,355
Equity Index Swap Agreements**	—	899,330	—	899,330
Total Liabilities	$457,355	$899,330	$—	$1,356,685

**	This derivative is reported as unrealized appreciation/depreciation at period end.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$17,866,840	$—	$(5,000,000)	$(95,309)	$(363,127)	$12,408,404	514,018	$128,915
Guggenheim Ultra Short Duration Fund — Institutional Class	8,572,788	3,000,000	—	—	(314,985)	11,257,803	1,166,612	67,486
	$26,439,628	$3,000,000	$(5,000,000)	$(95,309)	$(678,112)	$23,666,207		$196,401

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $78,387 of securities loaned (cost $28,522,184)	$45,142,306
Investments in affiliated issuers, at value (cost $24,310,666)	23,666,207
Repurchase agreements, at value (cost $2,925,520)	2,925,520
Segregated cash with broker	520,795
Receivables:
Fund shares sold	180,579
Dividends	46,314
Securities lending income	915
Interest	118
Total assets	72,482,754

Liabilities:
Unrealized depreciation on OTC swap agreements	899,330
Payable for:
Swap settlement	648,053
Fund shares redeemed	372,046
Variation margin on futures contracts	238,680
Return of securities lending collateral	81,082
Management fees	42,627
Transfer agent and administrative fees	16,122
Investor service fees	14,983
Portfolio accounting fees	5,993
Trustees’ fees*	1,276
Miscellaneous	152,050
Total liabilities	2,472,242
Commitments and contingent liabilities (Note 11)	—
Net assets	$70,010,512

Net assets consist of:
Paid in capital	$62,033,307
Total distributable earnings (loss)	7,977,205
Net assets	$70,010,512
Capital shares outstanding	1,380,608
Net asset value per share	$50.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $470)	$267,054
Dividends from securities of affiliated issuers	196,401
Interest	9,181
Income from securities lending, net	6,866
Total investment income	479,502

Expenses:
Management fees	371,620
Investor service fees	123,873
Transfer agent and administrative fees	166,890
Professional fees	85,958
Portfolio accounting fees	49,549
Trustees’ fees*	8,125
Custodian fees	6,985
Line of credit fees	266
Interest expense	199
Miscellaneous	29,962
Total expenses	843,427
Less:
Expenses waived by Adviser	(13,968)
Net expenses	829,459
Net investment loss	(349,957)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,750,773
Investments in affiliated issuers	(95,309)
Swap agreements	(1,963,641)
Futures contracts	(6,763,632)
Net realized loss	(6,071,809)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(32,115,575)
Investments in affiliated issuers	(678,112)
Swap agreements	(993,438)
Futures contracts	(659,088)
Net change in unrealized appreciation (depreciation)	(34,446,213)
Net realized and unrealized loss	(40,518,022)
Net decrease in net assets resulting from operations	$(40,867,979)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(349,957)	$(1,011,552)
Net realized gain (loss) on investments	(6,071,809)	10,110,149
Net change in unrealized appreciation (depreciation) on investments	(34,446,213)	17,509,910
Net increase (decrease) in net assets resulting from operations	(40,867,979)	26,608,507

Distributions to shareholders	—	(9,244,565)

Capital share transactions:
Proceeds from sale of shares	108,910,350	181,177,063
Distributions reinvested	—	9,244,565
Cost of shares redeemed	(137,436,580)	(181,167,449)
Net increase (decrease) from capital share transactions	(28,526,230)	9,254,179
Net increase (decrease) in net assets	(69,394,209)	26,618,121

Net assets:
Beginning of period	139,404,721	112,786,600
End of period	$70,010,512	$139,404,721

Capital share activity:
Shares sold	1,722,747	2,682,315
Shares issued from reinvestment of distributions	—	138,849
Shares redeemed	(2,254,784)	(2,704,320)
Net increase (decrease) in shares	(532,037)	116,844

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$72.89	$62.81	$48.86	$36.56	$38.70	$31.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.56)	(.31)	.18	.04	(.11)
Net gain (loss) on investments (realized and unrealized)	(21.96)	16.09	21.04	13.20	(.49)	9.73
Total from investment operations	(22.18)	15.53	20.73	13.38	(.45)	9.62
Less distributions from:
Net investment income	—	—	(.17)	(.05)	—	—
Net realized gains	—	(5.45)	(6.61)	(1.03)	(1.69)	(2.81)
Total distributions	—	(5.45)	(6.78)	(1.08)	(1.69)	(2.81)
Net asset value, end of period	$50.71	$72.89	$62.81	$48.86	$36.56	$38.70

Total Return[c]	(30.43%)	25.54%	44.96%	36.86%	(1.81%)	31.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,011	$139,405	$112,787	$86,623	$60,616	$76,862
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.83%)	(0.58%)	0.41%	0.11%	(0.30%)
Total expenses[d]	1.70%	1.63%	1.76%	1.76%	1.66%	1.64%
Net expenses[e]	1.67%	1.61%	1.72%	1.70%	1.66%	1.64%
Portfolio turnover rate	81%	57%	142%	61%	80%	101%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	2.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.6%
Total	3.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Inverse NASDAQ-100® Strategy Fund	32.03%	14.85%	(17.81%)	(17.81%)
NASDAQ-100 Index	(29.22%)	(20.38%)	16.37%	17.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 3.6%
Guggenheim Strategy Fund II1	10,880	$262,634
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,830	220,307
Total Mutual Funds
(Cost $495,909)		482,941

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 33.7%
Federal Farm Credit Bank
1.01% due 07/01/22[2]	$1,400,000	1,400,000
1.40% due 07/05/22[2]	700,000	699,891
Federal Home Loan Bank
1.15% due 07/06/22[2]	2,000,000	1,999,681
Farmer Mac
2.00% due 10/03/22[2]	449,000	446,761
Total Federal Agency Discount Notes
(Cost $4,546,227)		4,546,333

REPURCHASE AGREEMENTS††,3 - 57.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	4,398,918	4,398,918
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	1,713,101	1,713,101
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	1,696,139	1,696,139
Total Repurchase Agreements
(Cost $7,808,158)		7,808,158

Total Investments - 95.2%
(Cost $12,850,294)		$12,837,432
Other Assets & Liabilities, net - 4.8%		641,626
Total Net Assets - 100.0%		$13,479,058

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2022	$230,760	$2,769

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	549	$6,319,559	$790,691
Goldman Sachs International	NASDAQ-100 Index	Receive	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	466	5,364,209	378,880
Barclays Bank plc	NASDAQ-100 Index	Receive	1.86% (SOFR + 0.35%)	At Maturity	11/16/22	135	1,553,488	121,555
							$13,237,256	$1,291,126

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
INVERSE NASDAQ-100® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$482,941	$—	$—	$482,941
Federal Agency Discount Notes	—	4,546,333	—	4,546,333
Repurchase Agreements	—	7,808,158	—	7,808,158
Equity Futures Contracts**	2,769	—	—	2,769
Equity Index Swap Agreements**	—	1,291,126	—	1,291,126
Total Assets	$485,710	$13,645,617	$—	$14,131,327

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$131,337	$200,000	$(60,000)	$(796)	$(7,907)	$262,634	10,880	$2,446
Guggenheim Ultra Short Duration Fund — Institutional Class	330,143	200,000	(300,000)	(3,976)	(5,860)	220,307	22,830	2,076
	$461,480	$400,000	$(360,000)	$(4,772)	$(13,767)	$482,941		$4,522

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $4,546,227)	$4,546,333
Investments in affiliated issuers, at value (cost $495,909)	482,941
Repurchase agreements, at value (cost $7,808,158)	7,808,158
Segregated cash with broker	175,000
Unrealized appreciation on OTC swap agreements	1,291,126
Receivables:
Fund shares sold	167,673
Variation margin on futures contracts	3,060
Dividends	783
Interest	316
Total assets	14,475,390

Liabilities:
Segregated cash due to broker	730,000
Payable for:
Swap settlement	240,253
Management fees	9,118
Investor service fees	2,545
Fund shares redeemed	2,530
Transfer agent and administrative fees	2,230
Portfolio accounting fees	1,018
Trustees’ fees*	62
Miscellaneous	8,576
Total liabilities	996,332
Commitments and contingent liabilities (Note 11)	—
Net assets	$13,479,058

Net assets consist of:
Paid in capital	$20,487,987
Total distributable earnings (loss)	(7,008,929)
Net assets	$13,479,058
Capital shares outstanding	541,364
Net asset value per share	$24.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$4,522
Interest	15,365
Total investment income	19,887

Expenses:
Management fees	26,311
Investor service fees	7,309
Transfer agent and administrative fees	8,516
Professional fees	5,151
Portfolio accounting fees	2,923
Interest expense	1,346
Custodian fees	385
Trustees’ fees*	122
Miscellaneous	3,670
Total expenses	55,733
Less:
Expenses reimbursed by Adviser:	(1,462)
Expenses waived by Adviser	(458)
Total waived/reimbursed expenses	(1,920)
Net expenses	53,813
Net investment loss	(33,926)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(4,772)
Swap agreements	(19,668)
Futures contracts	3,908
Net realized loss	(20,532)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	106
Investments in affiliated issuers	(13,767)
Swap agreements	1,295,187
Futures contracts	2,769
Net change in unrealized appreciation (depreciation)	1,284,295
Net realized and unrealized gain	1,263,763
Net increase in net assets resulting from operations	$1,229,837

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(33,926)	$(8,844)
Net realized loss on investments	(20,532)	(258,814)
Net change in unrealized appreciation (depreciation) on investments	1,284,295	(4,099)
Net increase (decrease) in net assets resulting from operations	1,229,837	(271,757)

Capital share transactions:
Proceeds from sale of shares	69,921,198	17,764,324
Cost of shares redeemed	(59,325,463)	(16,302,674)
Net increase from capital share transactions	10,595,735	1,461,650
Net increase in net assets	11,825,572	1,189,893

Net assets:
Beginning of period	1,653,486	463,593
End of period	$13,479,058	$1,653,486

Capital share activity:
Shares sold	3,197,336	794,399
Shares redeemed	(2,743,652)	(725,045)
Net increase in shares	453,684	69,354

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$18.86	$25.30	$41.21	$57.64	$59.28	$78.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.27)	(.33)	.34	.32	(.11)
Net gain (loss) on investments (realized and unrealized)	6.17	(6.17)	(15.28)	(16.47)	(1.96)[f]	(19.29)
Total from investment operations	6.04	(6.44)	(15.61)	(16.13)	(1.64)	(19.40)
Less distributions from:
Net investment income	—	—	(.30)	(.30)	—	—
Total distributions	—	—	(.30)	(.30)	—	—
Net asset value, end of period	$24.90	$18.86	$25.30	$41.21	$57.64	$59.28

Total Return[c]	32.03%	(25.45%)	(38.00%)	(28.01%)	(2.77%)	(24.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,479	$1,653	$464	$592	$7,815	$772
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.23%)	(0.93%)	0.70%	0.58%	(0.17%)
Total expenses[d]	1.91%	1.78%	1.92%	1.92%	1.83%	1.79%
Net expenses[e]	1.84%	1.71%	1.87%	1.84%	1.83%	1.79%
Portfolio turnover rate	56%	430%	681%	418%	136%	119%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	15.6%
Guggenheim Strategy Fund II	5.5%
Apple, Inc.	1.8%
Microsoft Corp.	1.7%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class A	0.6%
Alphabet, Inc. — Class C	0.5%
Tesla, Inc.	0.5%
Berkshire Hathaway, Inc. — Class B	0.4%
UnitedHealth Group, Inc.	0.4%
Top Ten Total	27.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P 500® 2x Strategy Fund	(39.23%)	(25.97%)	13.76%	19.92%
S&P 500 Index	(19.96%)	(10.62%)	11.31%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 27.6%

Technology - 6.4%
Apple, Inc.	3,689	$504,360
Microsoft Corp.	1,795	461,010
NVIDIA Corp.	601	91,106
Broadcom, Inc.	99	48,095
Accenture plc — Class A	152	42,203
Adobe, Inc.*	113	41,365
Salesforce, Inc.*	238	39,280
Intel Corp.	981	36,699
QUALCOMM, Inc.	269	34,362
Texas Instruments, Inc.	221	33,957
International Business Machines Corp.	216	30,497
Advanced Micro Devices, Inc.*	389	29,747
Oracle Corp.	378	26,411
Intuit, Inc.	68	26,210
ServiceNow, Inc.*	48	22,825
Applied Materials, Inc.	212	19,288
Analog Devices, Inc.	126	18,407
Micron Technology, Inc.	268	14,815
Activision Blizzard, Inc.	188	14,638
Lam Research Corp.	34	14,489
Fidelity National Information Services, Inc.	146	13,384
Fiserv, Inc.*	140	12,456
KLA Corp.	36	11,487
Synopsys, Inc.*	37	11,237
Cadence Design Systems, Inc.*	66	9,902
Roper Technologies, Inc.	25	9,866
NXP Semiconductor N.V.	63	9,326
Fortinet, Inc.*	160	9,053
Autodesk, Inc.*	52	8,942
Paychex, Inc.	77	8,768
Cognizant Technology Solutions Corp. — Class A	125	8,436
HP, Inc.	253	8,293
Electronic Arts, Inc.	68	8,272
MSCI, Inc. — Class A	19	7,831
Microchip Technology, Inc.	134	7,783
ON Semiconductor Corp.*	104	5,232
ANSYS, Inc.*	21	5,025
Take-Two Interactive Software, Inc.*	38	4,656
Monolithic Power Systems, Inc.	11	4,224
Hewlett Packard Enterprise Co.	312	4,137
EPAM Systems, Inc.*	14	4,127
Broadridge Financial Solutions, Inc.	28	3,991
Zebra Technologies Corp. — Class A*	13	3,821
Skyworks Solutions, Inc.	39	3,613
Teradyne, Inc.	39	3,493
Akamai Technologies, Inc.*	38	3,471
NetApp, Inc.	53	3,458
Seagate Technology Holdings plc	48	3,429
Western Digital Corp.*	75	3,362
Paycom Software, Inc.*	12	3,361
Tyler Technologies, Inc.*	10	3,325
Leidos Holdings, Inc.	33	3,324
Jack Henry & Associates, Inc.	18	3,240
Citrix Systems, Inc.*	30	2,915
PTC, Inc.*	25	2,658
Qorvo, Inc.*	26	2,452
DXC Technology Co.*	59	1,788
Ceridian HCM Holding, Inc.*	34	1,601
Total Technology		1,775,503

Consumer, Non-cyclical - 6.2%
UnitedHealth Group, Inc.	225	115,567
Johnson & Johnson	631	112,009
Procter & Gamble Co.	575	82,679
Pfizer, Inc.	1,346	70,571
AbbVie, Inc.	424	64,940
Eli Lilly & Co.	190	61,604
Coca-Cola Co.	936	58,884
Merck & Company, Inc.	607	55,340
PepsiCo, Inc.	332	55,331
Thermo Fisher Scientific, Inc.	94	51,068
Abbott Laboratories	420	45,633
Bristol-Myers Squibb Co.	511	39,347
Danaher Corp.	155	39,295
Philip Morris International, Inc.	373	36,830
Amgen, Inc.	128	31,142
CVS Health Corp.	315	29,188
Medtronic plc	322	28,899
Elevance Health, Inc.	58	27,990
S&P Global, Inc.	83	27,976
Automatic Data Processing, Inc.	100	21,004
Mondelez International, Inc. — Class A	332	20,614
Cigna Corp.	76	20,027
Zoetis, Inc.	113	19,424
PayPal Holdings, Inc.*	278	19,416
Gilead Sciences, Inc.	301	18,605
Altria Group, Inc.	434	18,128
Intuitive Surgical, Inc.*	86	17,261
Vertex Pharmaceuticals, Inc.*	61	17,189
Becton Dickinson and Co.	68	16,764
Stryker Corp.	81	16,113
Colgate-Palmolive Co.	201	16,108
Regeneron Pharmaceuticals, Inc.*	26	15,369
Estee Lauder Companies, Inc. — Class A	56	14,262
Edwards Lifesciences Corp.*	149	14,168
Humana, Inc.	30	14,042
Boston Scientific Corp.*	343	12,784
Moderna, Inc.*	83	11,857
Centene Corp.*	140	11,845
McKesson Corp.	35	11,417
Kimberly-Clark Corp.	81	10,947
General Mills, Inc.	144	10,865
Archer-Daniels-Midland Co.	135	10,476
Moody’s Corp.	38	10,335
Sysco Corp.	122	10,335
IQVIA Holdings, Inc.*	45	9,765
Corteva, Inc.	174	9,420
HCA Healthcare, Inc.	55	9,243
Constellation Brands, Inc. — Class A	39	9,089
Monster Beverage Corp.*	91	8,436

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Cintas Corp.	21	$7,844
Baxter International, Inc.	122	7,836
Hershey Co.	35	7,531
Global Payments, Inc.	68	7,523
Kroger Co.	157	7,431
ResMed, Inc.	35	7,337
Biogen, Inc.*	35	7,138
IDEXX Laboratories, Inc.*	20	7,015
Dexcom, Inc.*	94	7,006
Illumina, Inc.*	38	7,006
Verisk Analytics, Inc. — Class A	38	6,577
Kraft Heinz Co.	170	6,484
Keurig Dr Pepper, Inc.	177	6,264
Tyson Foods, Inc. — Class A	70	6,024
West Pharmaceutical Services, Inc.	18	5,443
Church & Dwight Company, Inc.	58	5,374
Equifax, Inc.	29	5,301
Zimmer Biomet Holdings, Inc.	50	5,253
AmerisourceBergen Corp. — Class A	37	5,235
Laboratory Corporation of America Holdings	22	5,156
McCormick & Company, Inc.	60	4,995
STERIS plc	24	4,948
Gartner, Inc.*	20	4,837
Waters Corp.*	14	4,634
Catalent, Inc.*	43	4,613
United Rentals, Inc.*	18	4,372
Kellogg Co.	61	4,352
PerkinElmer, Inc.	30	4,267
Quanta Services, Inc.	34	4,262
Align Technology, Inc.*	18	4,260
Clorox Co.	30	4,229
Hologic, Inc.*	60	4,158
FleetCor Technologies, Inc.*	19	3,992
Conagra Brands, Inc.	115	3,937
Molina Healthcare, Inc.*	14	3,915
Quest Diagnostics, Inc.	29	3,856
Cooper Companies, Inc.	12	3,757
Incyte Corp.*	45	3,419
Cardinal Health, Inc.	65	3,397
J M Smucker Co.	26	3,328
Avery Dennison Corp.	20	3,238
Hormel Foods Corp.	68	3,220
Bio-Techne Corp.	9	3,120
Brown-Forman Corp. — Class B	44	3,087
Viatris, Inc.	291	3,047
Teleflex, Inc.	12	2,950
ABIOMED, Inc.*	11	2,723
Henry Schein, Inc.*	34	2,609
Charles River Laboratories International, Inc.*	12	2,568
Lamb Weston Holdings, Inc.	35	2,501
Bio-Rad Laboratories, Inc. — Class A*	5	2,475
Molson Coors Beverage Co. — Class B	45	2,453
Campbell Soup Co.	48	2,306
MarketAxess Holdings, Inc.	9	2,304
Organon & Co.	61	2,059
Robert Half International, Inc.	27	2,022
Nielsen Holdings plc	87	2,020
Rollins, Inc.	54	1,886
Dentsply Sirona, Inc.	52	1,858
Universal Health Services, Inc. — Class B	17	1,712
DaVita, Inc.*	15	1,199
Total Consumer, Non-cyclical		1,725,264

Financial - 4.1%
Berkshire Hathaway, Inc. — Class B*	434	118,491
JPMorgan Chase & Co.	704	79,278
Visa, Inc. — Class A	395	77,772
Mastercard, Inc. — Class A	206	64,989
Bank of America Corp.	1,701	52,952
Wells Fargo & Co.	909	35,606
American Tower Corp. — Class A REIT	111	28,371
Morgan Stanley	336	25,556
Goldman Sachs Group, Inc.	82	24,356
Charles Schwab Corp.	362	22,871
Citigroup, Inc.	466	21,431
Prologis, Inc. REIT	178	20,942
BlackRock, Inc. — Class A	34	20,707
American Express Co.	147	20,377
Chubb Ltd.	102	20,051
Marsh & McLennan Companies, Inc.	120	18,630
CME Group, Inc. — Class A	86	17,604
Crown Castle International Corp. REIT	104	17,512
Progressive Corp.	140	16,278
PNC Financial Services Group, Inc.	99	15,619
Truist Financial Corp.	319	15,130
U.S. Bancorp	325	14,957
Equinix, Inc. REIT	22	14,454
Aon plc — Class A	51	13,754
Intercontinental Exchange, Inc.	134	12,601
Public Storage REIT	37	11,569
MetLife, Inc.	166	10,423
Capital One Financial Corp.	95	9,898
Realty Income Corp. REIT	144	9,829
Travelers Companies, Inc.	58	9,810
American International Group, Inc.	190	9,715
Welltower, Inc. REIT	109	8,976
Digital Realty Trust, Inc. REIT	68	8,828
Prudential Financial, Inc.	90	8,611
Allstate Corp.	66	8,364
SBA Communications Corp. REIT	26	8,321
Arthur J Gallagher & Co.	50	8,152
Aflac, Inc.	142	7,857
Simon Property Group, Inc. REIT	79	7,499
Bank of New York Mellon Corp.	178	7,424
VICI Properties, Inc. REIT	231	6,882
M&T Bank Corp.	43	6,854
AvalonBay Communities, Inc. REIT	34	6,605
Ameriprise Financial, Inc.	27	6,417
Discover Financial Services	67	6,337
T. Rowe Price Group, Inc.	55	6,249
First Republic Bank	43	6,201

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Equity Residential REIT	83	$5,994
Weyerhaeuser Co. REIT	179	5,929
CBRE Group, Inc. — Class A*	79	5,815
Fifth Third Bancorp	165	5,544
SVB Financial Group*	14	5,530
Extra Space Storage, Inc. REIT	32	5,444
State Street Corp.	88	5,425
Willis Towers Watson plc	27	5,330
Alexandria Real Estate Equities, Inc. REIT	36	5,221
Hartford Financial Services Group, Inc.	79	5,169
Duke Realty Corp. REIT	92	5,055
Ventas, Inc. REIT	96	4,937
Mid-America Apartment Communities, Inc. REIT	28	4,891
Northern Trust Corp.	50	4,824
Cincinnati Financial Corp.	36	4,283
Nasdaq, Inc.	28	4,271
Citizens Financial Group, Inc.	118	4,211
Raymond James Financial, Inc.	47	4,202
Regions Financial Corp.	224	4,200
Essex Property Trust, Inc. REIT	16	4,184
Huntington Bancshares, Inc.	345	4,150
KeyCorp	224	3,860
Principal Financial Group, Inc.	56	3,740
Camden Property Trust REIT	27	3,631
W R Berkley Corp.	50	3,413
Iron Mountain, Inc. REIT	70	3,408
Healthpeak Properties, Inc. REIT	129	3,342
UDR, Inc. REIT	72	3,315
Synchrony Financial	120	3,314
Brown & Brown, Inc.	56	3,267
Boston Properties, Inc. REIT	34	3,025
Kimco Realty Corp. REIT	148	2,926
Cboe Global Markets, Inc.	25	2,830
Loews Corp.	47	2,785
Host Hotels & Resorts, Inc. REIT	172	2,697
Signature Bank	15	2,688
Everest Re Group Ltd.	9	2,522
Comerica, Inc.	31	2,275
Assurant, Inc.	13	2,247
Regency Centers Corp. REIT	37	2,195
Globe Life, Inc.	22	2,144
Zions Bancorp North America	36	1,832
Lincoln National Corp.	39	1,824
Federal Realty OP, LP REIT	17	1,628
Franklin Resources, Inc.	67	1,562
Invesco Ltd.	81	1,307
Vornado Realty Trust REIT	38	1,086
Total Financial		1,144,582

Communications - 3.6%
Amazon.com, Inc.*	2,100	223,041
Alphabet, Inc. — Class A*	72	156,907
Alphabet, Inc. — Class C*	66	144,372
Meta Platforms, Inc. — Class A*	550	88,687
Verizon Communications, Inc.	1,007	51,105
Cisco Systems, Inc.	996	42,469
Comcast Corp. — Class A	1,072	42,065
Walt Disney Co.*	437	41,253
AT&T, Inc.	1,717	35,988
T-Mobile US, Inc.*	141	18,970
Netflix, Inc.*	107	18,711
Booking Holdings, Inc.*	10	17,490
Charter Communications, Inc. — Class A*	28	13,119
Motorola Solutions, Inc.	40	8,384
Warner Bros Discovery, Inc.*	530	7,113
Twitter, Inc.*	183	6,842
Corning, Inc.	182	5,735
eBay, Inc.	134	5,584
Arista Networks, Inc.*	54	5,062
CDW Corp.	32	5,042
Match Group, Inc.*	69	4,809
VeriSign, Inc.*	23	3,848
FactSet Research Systems, Inc.	10	3,846
Paramount Global — Class B	146	3,603
Expedia Group, Inc.*	36	3,414
Omnicom Group, Inc.	49	3,117
NortonLifeLock, Inc.	140	3,074
Interpublic Group of Companies, Inc.	94	2,588
Lumen Technologies, Inc.	223	2,433
Fox Corp. — Class A	75	2,412
F5, Inc.*	15	2,296
Etsy, Inc.*	30	2,196
Juniper Networks, Inc.	77	2,195
News Corp. — Class A	93	1,449
DISH Network Corp. — Class A*	60	1,076
Fox Corp. — Class B	35	1,039
News Corp. — Class B	29	461
Total Communications		981,795

Consumer, Cyclical - 2.5%
Tesla, Inc.*	201	135,358
Home Depot, Inc.	248	68,019
Costco Wholesale Corp.	106	50,804
McDonald’s Corp.	177	43,698
Walmart, Inc.	337	40,972
NIKE, Inc. — Class B	304	31,069
Lowe’s Companies, Inc.	159	27,773
Starbucks Corp.	275	21,007
TJX Companies, Inc.	282	15,750
Target Corp.	111	15,677
Dollar General Corp.	55	13,499
General Motors Co.*	350	11,116
AutoZone, Inc.*	5	10,746
Ford Motor Co.	947	10,540
O’Reilly Automotive, Inc.*	16	10,108
Chipotle Mexican Grill, Inc. — Class A*	7	9,151
Marriott International, Inc. — Class A	66	8,977
Dollar Tree, Inc.*	54	8,416
Yum! Brands, Inc.	69	7,832
Hilton Worldwide Holdings, Inc.	67	7,466
Fastenal Co.	138	6,889
PACCAR, Inc.	83	6,834
Cummins, Inc.	34	6,580

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Walgreens Boots Alliance, Inc.	172	$6,519
Ross Stores, Inc.	84	5,899
Aptiv plc*	65	5,790
Copart, Inc.*	52	5,650
Tractor Supply Co.	27	5,234
Southwest Airlines Co.*	142	5,129
DR Horton, Inc.	77	5,097
Ulta Beauty, Inc.*	13	5,011
WW Grainger, Inc.	10	4,544
Genuine Parts Co.	34	4,522
Delta Air Lines, Inc.*	154	4,461
Lennar Corp. — Class A	62	4,375
NVR, Inc.*	1	4,004
CarMax, Inc.*	39	3,529
Pool Corp.	10	3,512
Domino’s Pizza, Inc.	9	3,507
VF Corp.	77	3,401
Darden Restaurants, Inc.	30	3,394
Best Buy Company, Inc.	49	3,194
LKQ Corp.	62	3,044
United Airlines Holdings, Inc.*	78	2,763
Las Vegas Sands Corp.*	82	2,754
Live Nation Entertainment, Inc.*	33	2,725
Advance Auto Parts, Inc.	15	2,596
Hasbro, Inc.	31	2,538
MGM Resorts International	85	2,461
PulteGroup, Inc.	57	2,259
Whirlpool Corp.	13	2,013
American Airlines Group, Inc.*	156	1,978
Caesars Entertainment, Inc.*	51	1,953
BorgWarner, Inc.	57	1,902
Royal Caribbean Cruises Ltd.*	54	1,885
Tapestry, Inc.	60	1,831
Carnival Corp.*	195	1,687
Newell Brands, Inc.	88	1,675
Bath & Body Works, Inc.	57	1,534
Wynn Resorts Ltd.*	25	1,425
Alaska Air Group, Inc.*	30	1,202
Penn National Gaming, Inc.*	39	1,187
Norwegian Cruise Line Holdings Ltd.*,1	101	1,123
Ralph Lauren Corp. — Class A	11	986
PVH Corp.	16	911
Total Consumer, Cyclical		699,485

Industrial - 2.1%
Raytheon Technologies Corp.	357	34,311
Union Pacific Corp.	151	32,205
United Parcel Service, Inc. — Class B	176	32,127
Honeywell International, Inc.	163	28,331
Lockheed Martin Corp.	57	24,508
Caterpillar, Inc.	128	22,881
Deere & Co.	67	20,064
Boeing Co.*	134	18,320
3M Co.	136	17,600
General Electric Co.	264	16,809
Northrop Grumman Corp.	35	16,750
CSX Corp.	521	15,140
Waste Management, Inc.	92	14,074
Norfolk Southern Corp.	58	13,183
FedEx Corp.	57	12,923
Illinois Tool Works, Inc.	68	12,393
General Dynamics Corp.	55	12,169
Eaton Corporation plc	96	12,095
Emerson Electric Co.	142	11,294
L3Harris Technologies, Inc.	46	11,118
Amphenol Corp. — Class A	143	9,206
TE Connectivity Ltd.	77	8,713
Agilent Technologies, Inc.	72	8,552
Johnson Controls International plc	167	7,996
Parker-Hannifin Corp.	31	7,627
Trane Technologies plc	56	7,273
Carrier Global Corp.	203	7,239
Otis Worldwide Corp.	101	7,138
Republic Services, Inc. — Class A	50	6,544
TransDigm Group, Inc.*	12	6,440
Keysight Technologies, Inc.*	44	6,065
AMETEK, Inc.	55	6,044
Mettler-Toledo International, Inc.*	5	5,744
Old Dominion Freight Line, Inc.	22	5,638
Rockwell Automation, Inc.	28	5,581
Ball Corp.	77	5,295
Fortive Corp.	87	4,731
Vulcan Materials Co.	32	4,547
Martin Marietta Materials, Inc.	15	4,489
Amcor plc	360	4,475
Dover Corp.	35	4,246
Teledyne Technologies, Inc.*	11	4,126
Ingersoll Rand, Inc.	97	4,082
Jacobs Engineering Group, Inc.	31	3,941
Expeditors International of Washington, Inc.	40	3,898
Stanley Black & Decker, Inc.	36	3,775
Garmin Ltd.	37	3,635
Westinghouse Air Brake Technologies Corp.	44	3,611
Trimble, Inc.*	60	3,494
Xylem, Inc.	43	3,362
IDEX Corp.	18	3,269
Textron, Inc.	52	3,176
Packaging Corporation of America	23	3,163
Generac Holdings, Inc.*	15	3,159
J.B. Hunt Transport Services, Inc.	20	3,149
CH Robinson Worldwide, Inc.	31	3,143
Masco Corp.	57	2,884
Howmet Aerospace, Inc.	90	2,831
Nordson Corp.	13	2,632
Snap-on, Inc.	13	2,561
Westrock Co.	61	2,430
Huntington Ingalls Industries, Inc.	10	2,178
Sealed Air Corp.	36	2,078
Allegion plc	21	2,056
Fortune Brands Home & Security, Inc.	31	1,856
Pentair plc	40	1,831
A O Smith Corp.	31	1,695

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Mohawk Industries, Inc.*	12	$1,489
Total Industrial		591,382

Energy - 1.2%
Exxon Mobil Corp.	1,010	86,497
Chevron Corp.	471	68,191
ConocoPhillips	310	27,841
EOG Resources, Inc.	140	15,462
Occidental Petroleum Corp.	214	12,600
Schlumberger N.V.	339	12,122
Pioneer Natural Resources Co.	54	12,046
Marathon Petroleum Corp.	130	10,687
Valero Energy Corp.	99	10,522
Phillips 66	115	9,429
Williams Companies, Inc.	292	9,113
Devon Energy Corp.	147	8,101
Kinder Morgan, Inc.	468	7,844
Hess Corp.	67	7,098
Halliburton Co.	216	6,774
Baker Hughes Co.	224	6,467
Enphase Energy, Inc.*	32	6,248
ONEOK, Inc.	107	5,938
Coterra Energy, Inc. — Class A	194	5,003
Diamondback Energy, Inc.	40	4,846
Marathon Oil Corp.	170	3,822
SolarEdge Technologies, Inc.*	13	3,558
APA Corp.	81	2,827
Total Energy		343,036

Utilities - 0.9%
NextEra Energy, Inc.	471	36,484
Duke Energy Corp.	185	19,834
Southern Co.	255	18,184
Dominion Energy, Inc.	195	15,563
American Electric Power Company, Inc.	123	11,801
Sempra Energy	75	11,270
Exelon Corp.	236	10,695
Xcel Energy, Inc.	131	9,269
Consolidated Edison, Inc.	85	8,083
WEC Energy Group, Inc.	76	7,649
Public Service Enterprise Group, Inc.	120	7,594
Eversource Energy	83	7,011
American Water Works Company, Inc.	44	6,546
DTE Energy Co.	46	5,830
Edison International	91	5,755
Ameren Corp.	62	5,602
Entergy Corp.	49	5,519
FirstEnergy Corp.	137	5,259
PPL Corp.	178	4,829
CMS Energy Corp.	70	4,725
CenterPoint Energy, Inc.	151	4,467
Constellation Energy Corp.	78	4,466
Atmos Energy Corp.	34	3,811
Evergy, Inc.	55	3,589
Alliant Energy Corp.	60	3,517
AES Corp.	160	3,362
NiSource, Inc.	97	2,861
NRG Energy, Inc.	57	2,176
Pinnacle West Capital Corp.	27	1,974
Total Utilities		237,725

Basic Materials - 0.6%
Linde plc	121	34,791
Sherwin-Williams Co.	57	12,763
Air Products and Chemicals, Inc.	53	12,745
Newmont Corp.	191	11,397
Freeport-McMoRan, Inc.	348	10,182
Ecolab, Inc.	60	9,226
Dow, Inc.	175	9,032
International Flavors & Fragrances, Inc.	61	7,266
Nucor Corp.	65	6,787
DuPont de Nemours, Inc.	122	6,781
PPG Industries, Inc.	57	6,517
Albemarle Corp.	28	5,851
LyondellBasell Industries N.V. — Class A	62	5,423
CF Industries Holdings, Inc.	50	4,287
Mosaic Co.	87	4,109
International Paper Co.	90	3,765
FMC Corp.	30	3,210
Celanese Corp. — Class A	26	3,058
Eastman Chemical Co.	31	2,783
Total Basic Materials		159,973

Total Common Stocks
(Cost $7,235,833)		7,658,745

MUTUAL FUNDS† - 21.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	447,437	4,317,772
Guggenheim Strategy Fund II2	63,571	1,534,600
Total Mutual Funds
(Cost $5,984,850)		5,852,372

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 50.4%
Federal Farm Credit Bank
1.01% due 07/01/22[3]	$7,000,000	7,000,000
Federal Home Loan Bank
1.01% due 07/01/22[3]	7,000,000	7,000,000
Total Federal Agency Discount Notes
(Cost $14,000,000)		14,000,000

U.S. TREASURY BILLS†† - 18.4%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	2,314,000	2,302,978
1.78% due 10/04/22[3]	2,000,000	1,990,473
U.S. Treasury Bills
1.02% due 07/19/22[3,5]	824,000	823,579
Total U.S. Treasury Bills
(Cost $5,119,669)		5,117,030

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P 500® 2x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 36.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	$5,761,791	$5,761,791
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	2,243,853	2,243,853
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	2,221,637	2,221,637
Total Repurchase Agreements
(Cost $10,227,281)		10,227,281

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	900	$900
Total Securities Lending Collateral
(Cost $900)		900

Total Investments - 154.4%
(Cost $42,568,533)		$42,856,328
Other Assets & Liabilities, net - (54.4)%		(15,105,780)
Total Net Assets - 100.0%		$27,750,548

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	94	Sep 2022	$17,810,650	$(150,644)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	3,400	$12,869,209	$97,619
BNP Paribas	S&P 500 Index	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	718	2,718,576	(474,867)
Barclays Bank plc	S&P 500 Index	Pay	1.96% (SOFR + 0.45%)	At Maturity	11/16/22	3,823	14,471,731	(514,676)
							$30,059,516	$(891,924)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,658,745	$—	$—	$7,658,745
Mutual Funds	5,852,372	—	—	5,852,372
Federal Agency Discount Notes	—	14,000,000	—	14,000,000
U.S. Treasury Bills	—	5,117,030	—	5,117,030
Repurchase Agreements	—	10,227,281	—	10,227,281
Securities Lending Collateral	900	—	—	900
Equity Index Swap Agreements**	—	97,619	—	97,619
Total Assets	$13,512,017	$29,441,930	$—	$42,953,947

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$150,644	$—	$—	$150,644
Equity Index Swap Agreements**	—	989,543	—	989,543
Total Liabilities	$150,644	$989,543	$—	$1,140,187

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,303,229	$—	$(6,700,000)	$(52,340)	$(16,289)	$1,534,600	63,571	$21,943
Guggenheim Ultra Short Duration Fund — Institutional Class	4,438,580	—	—	—	(120,808)	4,317,772	447,437	26,118
	$12,741,809	$—	$(6,700,000)	$(52,340)	$(137,097)	$5,852,372		$48,061

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $834 of securities loaned (cost $26,356,402)	$26,776,675
Investments in affiliated issuers, at value (cost $5,984,850)	5,852,372
Repurchase agreements, at value (cost $10,227,281)	10,227,281
Cash	174
Segregated cash with broker	1,683,479
Unrealized appreciation on OTC swap agreements	97,619
Receivables:
Dividends	16,821
Fund shares sold	5,847
Interest	414
Total assets	44,660,682

Liabilities:
Unrealized depreciation on OTC swap agreements	989,543
Payable for:
Fund shares redeemed	10,596,235
Swap settlement	5,058,049
Variation margin on futures contracts	160,374
Management fees	21,655
Investor service fees	6,263
Transfer agent and administrative fees	5,486
Portfolio accounting fees	2,505
Return of securities lending collateral	900
Trustees’ fees*	592
Miscellaneous	68,532
Total liabilities	16,910,134
Commitments and contingent liabilities (Note 11)	—
Net assets	$27,750,548

Net assets consist of:
Paid in capital	$42,370,607
Total distributable earnings (loss)	(14,620,059)
Net assets	$27,750,548
Capital shares outstanding	91,468
Net asset value per share	$303.39

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $32)	$148,986
Dividends from securities of affiliated issuers	48,061
Interest	24,547
Income from securities lending, net	3
Total investment income	221,597

Expenses:
Management fees	177,345
Investor service fees	49,262
Transfer agent and administrative fees	69,861
Professional fees	31,937
Portfolio accounting fees	19,705
Trustees’ fees*	4,279
Custodian fees	3,255
Line of credit fees	490
Interest expense	322
Miscellaneous	2,218
Total expenses	358,674
Less:
Expenses reimbursed by Adviser:	(9,853)
Expenses waived by Adviser	(5,434)
Total waived/reimbursed expenses	(15,287)
Net expenses	343,387
Net investment loss	(121,790)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(6,246,318)
Investments in affiliated issuers	(52,340)
Swap agreements	(8,773,075)
Futures contracts	242,960
Net realized loss	(14,828,773)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	521,715
Investments in affiliated issuers	(137,097)
Swap agreements	(3,542,065)
Futures contracts	(149,928)
Net change in unrealized appreciation (depreciation)	(3,307,375)
Net realized and unrealized loss	(18,136,148)
Net decrease in net assets resulting from operations	$(18,257,938)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(121,790)	$(357,063)
Net realized gain (loss) on investments	(14,828,773)	19,000,258
Net change in unrealized appreciation (depreciation) on investments	(3,307,375)	563,164
Net increase (decrease) in net assets resulting from operations	(18,257,938)	19,206,359

Capital share transactions:
Proceeds from sale of shares	541,121,178	1,339,593,284
Cost of shares redeemed	(585,961,802)	(1,304,638,359)
Net increase (decrease) from capital share transactions	(44,840,624)	34,954,925
Net increase (decrease) in net assets	(63,098,562)	54,161,284

Net assets:
Beginning of period	90,849,110	36,687,826
End of period	$27,750,548	$90,849,110

Capital share activity:
Shares sold	1,392,384	3,381,480
Shares redeemed	(1,482,889)	(3,315,816)
Net increase (decrease) in shares	(90,505)	65,664

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$499.24	$315.43	$313.21	$192.73	$244.38	$176.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.24)	(2.79)	(1.21)	1.59	1.48	.13
Net gain (loss) on investments (realized and unrealized)	(194.61)	186.60	45.29 [f]	118.89	(35.10)	75.18
Total from investment operations	(195.85)	183.81	44.08	120.48	(33.62)	75.31
Less distributions from:
Net investment income	—	—	(1.68)	—	(.14)	—
Net realized gains	—	—	(40.18)	—	(17.89)	(7.45)
Total distributions	—	—	(41.86)	—	(18.03)	(7.45)
Net asset value, end of period	$303.39	$499.24	$315.43	$313.21	$192.73	$244.38

Total Return[c]	(39.23%)	58.27%	18.10%	62.51%	(15.41%)	43.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,751	$90,849	$36,688	$54,196	$31,177	$36,513
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.68%)	(0.44%)	0.62%	0.60%	0.06%
Total expenses[d]	1.82%	1.75%	1.87%	1.87%	1.77%	1.76%
Net expenses[e]	1.74%	1.71%	1.83%	1.80%	1.77%	1.76%
Portfolio turnover rate	1,042%	2,834%	2,610%	248%	424%	282%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	12.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.3%
Apple, Inc.	6.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	2.9%
Tesla, Inc.	1.9%
Alphabet, Inc. — Class C	1.9%
Alphabet, Inc. — Class A	1.8%
Meta Platforms, Inc. — Class A	1.5%
NVIDIA Corp.	1.4%
Top Ten Total	45.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
NASDAQ-100® 2x Strategy Fund	(54.14%)	(43.41%)	22.25%	27.79%
NASDAQ-100 Index	(29.22%)	(20.38%)	16.37%	17.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 47.6%

Technology - 22.3%
Apple, Inc.	21,975	$3,004,422
Microsoft Corp.	10,154	2,607,852
NVIDIA Corp.	4,777	724,145
Broadcom, Inc.	920	446,945
Adobe, Inc.*	1,065	389,854
Intel Corp.	9,210	344,546
QUALCOMM, Inc.	2,523	322,288
Texas Instruments, Inc.	2,077	319,131
Advanced Micro Devices, Inc.*	3,651	279,192
Intuit, Inc.	635	244,754
Applied Materials, Inc.	1,960	178,321
Analog Devices, Inc.	1,171	171,071
Micron Technology, Inc.	2,515	139,029
Activision Blizzard, Inc.	1,761	137,112
Lam Research Corp.	312	132,959
Fiserv, Inc.*	1,456	129,540
KLA Corp.	336	107,211
Synopsys, Inc.*	345	104,777
Fortinet, Inc.*	1,808	102,297
Cadence Design Systems, Inc.*	621	93,169
Paychex, Inc.	813	92,576
ASML Holding N.V. — Class G	193	91,845
NXP Semiconductor N.V.	591	87,486
Autodesk, Inc.*	490	84,260
Marvell Technology, Inc.	1,915	83,360
Crowdstrike Holdings, Inc. — Class A*	481	81,077
Cognizant Technology Solutions Corp. — Class A	1,174	79,233
Electronic Arts, Inc.	630	76,640
Microchip Technology, Inc.	1,249	72,542
Workday, Inc. — Class A*	449	62,671
Zoom Video Communications, Inc. — Class A*	567	61,219
Datadog, Inc. — Class A*	638	60,763
Atlassian Corporation plc — Class A*	323	60,530
Zscaler, Inc.*	318	47,544
ANSYS, Inc.*	196	46,901
NetEase, Inc. ADR	409	38,184
Skyworks Solutions, Inc.	362	33,536
Splunk, Inc.*	362	32,023
DocuSign, Inc.*	450	25,821
Total Technology		11,196,826

Communications - 12.8%
Amazon.com, Inc.*	13,814	1,467,185
Alphabet, Inc. — Class C*	425	929,666
Alphabet, Inc. — Class A*	408	889,138
Meta Platforms, Inc. — Class A*	4,663	751,909
Cisco Systems, Inc.	9,328	397,746
Comcast Corp. — Class A	10,071	395,186
T-Mobile US, Inc.*	2,824	379,941
Charter Communications, Inc. — Class A*	378	177,104
Netflix, Inc.*	1,001	175,045
Booking Holdings, Inc.*	91	159,158
Palo Alto Networks, Inc.*	224	110,643
Airbnb, Inc. — Class A*	861	76,698
JD.com, Inc. ADR	1,142	73,339
Baidu, Inc. ADR*	487	72,431
MercadoLibre, Inc.*	113	71,966
Pinduoduo, Inc. ADR*	999	61,738
Sirius XM Holdings, Inc.[1]	8,866	54,349
eBay, Inc.	1,262	52,588
Match Group, Inc.*	643	44,811
VeriSign, Inc.*	247	41,330
Okta, Inc.*	340	30,736
Total Communications		6,412,707

Consumer, Non-cyclical - 6.2%
PepsiCo, Inc.	3,114	518,979
Amgen, Inc.	1,203	292,690
Automatic Data Processing, Inc.	941	197,648
Mondelez International, Inc. — Class A	3,117	193,534
PayPal Holdings, Inc.*	2,609	182,212
Gilead Sciences, Inc.	2,826	174,675
Intuitive Surgical, Inc.*	809	162,375
Vertex Pharmaceuticals, Inc.*	576	162,311
Regeneron Pharmaceuticals, Inc.*	243	143,645
Moderna, Inc.*	897	128,137
Keurig Dr Pepper, Inc.	3,195	113,071
Monster Beverage Corp.*	1,193	110,591
Kraft Heinz Co.	2,757	105,152
AstraZeneca plc ADR	1,302	86,023
Cintas Corp.	230	85,912
Seagen, Inc.*	415	73,430
Biogen, Inc.*	330	67,300
IDEXX Laboratories, Inc.*	189	66,288
Dexcom, Inc.*	884	65,885
Illumina, Inc.*	354	65,263
Verisk Analytics, Inc. — Class A	356	61,620
Align Technology, Inc.*	178	42,127
Total Consumer, Non-cyclical		3,098,868

Consumer, Cyclical - 4.7%
Tesla, Inc.*	1,406	946,828
Costco Wholesale Corp.	999	478,801
Starbucks Corp.	2,583	197,315
Marriott International, Inc. — Class A	738	100,376
O’Reilly Automotive, Inc.*	148	93,501
Dollar Tree, Inc.*	506	78,860
Lululemon Athletica, Inc.*	277	75,513
Walgreens Boots Alliance, Inc.	1,946	73,753
Fastenal Co.	1,297	64,746
PACCAR, Inc.	784	64,555
Lucid Group, Inc.*,1	3,757	64,470
Copart, Inc.*	536	58,242
Ross Stores, Inc.	791	55,552
Total Consumer, Cyclical		2,352,512

Industrial - 0.9%
Honeywell International, Inc.	1,534	266,625
CSX Corp.	4,898	142,336

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Old Dominion Freight Line, Inc.	255	$65,351
Total Industrial		474,312

Utilities - 0.7%
American Electric Power Company, Inc.	1,157	111,003
Exelon Corp.	2,209	100,112
Xcel Energy, Inc.	1,228	86,893
Constellation Energy Corp.	736	42,143
Total Utilities		340,151

Total Common Stocks
(Cost $23,396,618)		23,875,376

MUTUAL FUNDS† - 22.8%
Guggenheim Strategy Fund II2	259,897	6,273,918
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	535,653	5,169,054
Total Mutual Funds
(Cost $11,645,684)		11,442,972

	Face Amount
U.S. TREASURY BILLS†† - 24.2%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$6,715,000	6,683,015
1.78% due 10/04/22[4]	4,000,000	3,980,947
U.S. Treasury Bills
1.02% due 07/19/22[4,5]	1,449,000	1,448,259
Total U.S. Treasury Bills
(Cost $12,119,773)		12,112,221

REPURCHASE AGREEMENTS††,6 - 19.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	5,403,353	5,403,353
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	2,104,265	2,104,265
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	2,083,430	2,083,430
Total Repurchase Agreements
(Cost $9,591,048)		9,591,048

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	75,002	75,002
Total Securities Lending Collateral
(Cost $75,002)		75,002

Total Investments - 113.8%
(Cost $56,828,125)		$57,096,619
Other Assets & Liabilities, net - (13.8)%		(6,909,185)
Total Net Assets - 100.0%		$50,187,434

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	196	Sep 2022	$45,228,960	$(1,556,714)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	1,563	$17,978,167	$16,022
Barclays Bank plc	NASDAQ-100 Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	423	4,862,195	(56,658)
BNP Paribas	NASDAQ-100 Index	Pay	2.23% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	720	8,278,192	(680,803)
							$31,118,554	$(721,439)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,875,376	$—	$—	$23,875,376
Mutual Funds	11,442,972	—	—	11,442,972
U.S. Treasury Bills	—	12,112,221	—	12,112,221
Repurchase Agreements	—	9,591,048	—	9,591,048
Securities Lending Collateral	75,002	—	—	75,002
Equity Index Swap Agreements**	—	16,022	—	16,022
Total Assets	$35,393,350	$21,719,291	$—	$57,112,641

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,556,714	$—	$—	$1,556,714
Equity Index Swap Agreements**	—	737,461	—	737,461
Total Liabilities	$1,556,714	$737,461	$—	$2,294,175

**	This derivative is reported as unrealized appreciation/depreciation at period end.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$18,444,006	$—	$(11,800,000)	$(114,383)	$(255,705)	$6,273,918	259,897	$103,581
Guggenheim Ultra Short Duration Fund — Institutional Class	825,598	5,000,000	(500,000)	(12,937)	(143,607)	5,169,054	535,653	32,632
	$19,269,604	$5,000,000	$(12,300,000)	$(127,320)	$(399,312)	$11,442,972		$136,213

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $72,860 of securities loaned (cost $35,591,393)	$36,062,599
Investments in affiliated issuers, at value (cost $11,645,684)	11,442,972
Repurchase agreements, at value (cost $9,591,048)	9,591,048
Segregated cash with broker	1,722,536
Unrealized appreciation on OTC swap agreements	16,022
Receivables:
Fund shares sold	9,016,443
Dividends	24,123
Securities lending income	462
Interest	389
Total assets	67,876,594

Liabilities:
Unrealized depreciation on OTC swap agreements	737,461
Payable for:
Swap settlement	16,125,960
Variation margin on futures contracts	562,894
Return of securities lending collateral	75,002
Management fees	33,773
Investor service fees	9,693
Transfer agent and administrative fees	8,491
Portfolio accounting fees	3,877
Fund shares redeemed	655
Trustees’ fees*	1,117
Miscellaneous	130,237
Total liabilities	17,689,160
Commitments and contingent liabilities (Note 11)	—
Net assets	$50,187,434

Net assets consist of:
Paid in capital	$82,708,321
Total distributable earnings (loss)	(32,520,887)
Net assets	$50,187,434
Capital shares outstanding	570,058
Net asset value per share	$88.04

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $317)	$143,018
Dividends from securities of affiliated issuers	136,213
Interest	42,641
Income from securities lending, net	4,037
Total investment income	325,909

Expenses:
Management fees	329,349
Investor service fees	91,486
Transfer agent and administrative fees	133,059
Professional fees	64,437
Portfolio accounting fees	36,594
Trustees’ fees*	9,028
Custodian fees	5,387
Interest expense	1,175
Line of credit fees	1,030
Miscellaneous	6,188
Total expenses	677,733
Less:
Expenses reimbursed by Adviser:	(18,298)
Expenses waived by Adviser	(6,653)
Total waived/reimbursed expenses	(24,951)
Net expenses	652,782
Net investment loss	(326,873)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	12,709,304
Investments in affiliated issuers	(127,320)
Swap agreements	(36,817,307)
Futures contracts	(3,375,814)
Net realized loss	(27,611,137)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(34,589,396)
Investments in affiliated issuers	(399,312)
Swap agreements	(3,616,557)
Futures contracts	(1,703,026)
Net change in unrealized appreciation (depreciation)	(40,308,291)
Net realized and unrealized loss	(67,919,428)
Net decrease in net assets resulting from operations	$(68,246,301)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(326,873)	$(1,502,290)
Net realized gain (loss) on investments	(27,611,137)	35,168,052
Net change in unrealized appreciation (depreciation) on investments	(40,308,291)	21,144,105
Net increase (decrease) in net assets resulting from operations	(68,246,301)	54,809,867

Distributions to shareholders	—	(19,515,328)

Capital share transactions:
Proceeds from sale of shares	462,695,996	557,462,126
Distributions reinvested	—	19,515,328
Cost of shares redeemed	(495,331,113)	(592,252,213)
Net decrease from capital share transactions	(32,635,117)	(15,274,759)
Net increase (decrease) in net assets	(100,881,418)	20,019,780

Net assets:
Beginning of period	151,068,852	131,049,072
End of period	$50,187,434	$151,068,852

Capital share activity:
Shares sold	3,821,492	3,353,125
Shares issued from reinvestment of distributions	—	120,816
Shares redeemed	(4,038,318)	(3,612,961)
Net decrease in shares	(216,826)	(139,020)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$191.98	$141.54	$91.34	$50.68	$64.95	$38.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.61)	(1.74)	(.88)	.22	.14	(.17)
Net gain (loss) on investments (realized and unrealized)	(103.33)	73.37	72.46	40.55	(2.70)	26.97
Total from investment operations	(103.94)	71.63	71.58	40.77	(2.56)	26.80
Less distributions from:
Net investment income	—	—	(.30)	(.11)	—	—
Net realized gains	—	(21.19)	(21.08)	—	(11.71)	(.64)
Total distributions	—	(21.19)	(21.38)	(.11)	(11.71)	(.64)
Net asset value, end of period	$88.04	$191.98	$141.54	$91.34	$50.68	$64.95

Total Return[c]	(54.14%)	53.45%	86.87%	80.50%	(9.31%)	69.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,187	$151,069	$131,049	$99,811	$58,680	$70,853
Ratios to average net assets:
Net investment income (loss)	(0.89%)	(1.05%)	(0.83%)	0.30%	0.21%	(0.32%)
Total expenses[d]	1.85%	1.78%	1.91%	1.91%	1.81%	1.80%
Net expenses[e]	1.78%	1.74%	1.87%	1.84%	1.80%	1.80%
Portfolio turnover rate	519%	392%	663%	346%	220%	97%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	4.0%
Guggenheim Strategy Fund II	2.0%
Targa Resources Corp.	0.6%
Carlisle Companies, Inc.	0.6%
Steel Dynamics, Inc.	0.5%
First Horizon Corp.	0.5%
Alleghany Corp.	0.5%
Service Corporation International	0.5%
United Therapeutics Corp.	0.5%
Essential Utilities, Inc.	0.5%
Top Ten Total	10.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Mid-Cap 1.5x Strategy Fund	(29.69%)	(24.30%)	5.55%	12.60%
S&P MidCap 400 Index	(19.54%)	(14.64%)	7.02%	10.90%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 85.6%

Financial - 20.9%
First Horizon Corp.	910	$19,893
Alleghany Corp.*	23	19,161
Rexford Industrial Realty, Inc. REIT	281	16,183
Life Storage, Inc. REIT	143	15,967
American Financial Group, Inc.	113	15,685
East West Bancorp, Inc.	241	15,617
Medical Properties Trust, Inc. REIT	1,020	15,575
American Campus Communities, Inc. REIT*	237	15,279
Jones Lang LaSalle, Inc.*	83	14,513
Reinsurance Group of America, Inc. — Class A	114	13,371
Lamar Advertising Co. — Class A REIT	148	13,020
National Retail Properties, Inc. REIT	299	12,857
Webster Financial Corp.	303	12,771
Commerce Bancshares, Inc.	187	12,277
RenaissanceRe Holdings Ltd.	75	11,728
Unum Group	342	11,635
Cullen/Frost Bankers, Inc.	97	11,296
Omega Healthcare Investors, Inc. REIT	400	11,276
STORE Capital Corp. REIT	429	11,188
Apartment Income REIT Corp.	267	11,107
EastGroup Properties, Inc. REIT	71	10,958
Old Republic International Corp.	488	10,912
Western Union Co.	656	10,804
Prosperity Bancshares, Inc.	157	10,718
First Industrial Realty Trust, Inc. REIT	224	10,636
Voya Financial, Inc.	174	10,358
Brixmor Property Group, Inc. REIT	509	10,287
Stifel Financial Corp.	181	10,140
First American Financial Corp.	183	9,684
SEI Investments Co.	177	9,562
Pinnacle Financial Partners, Inc.	130	9,400
Kilroy Realty Corp. REIT	179	9,367
Rayonier, Inc. REIT	249	9,308
Jefferies Financial Group, Inc.	326	9,004
Selective Insurance Group, Inc.	103	8,955
Hanover Insurance Group, Inc.	61	8,921
Synovus Financial Corp.	247	8,904
Glacier Bancorp, Inc.	185	8,773
Spirit Realty Capital, Inc. REIT	228	8,614
First Financial Bankshares, Inc.	218	8,561
Kinsale Capital Group, Inc.	37	8,497
Interactive Brokers Group, Inc. — Class A	149	8,197
United Bankshares, Inc.	231	8,101
RLI Corp.	68	7,928
Independence Realty Trust, Inc. REIT	376	7,795
Primerica, Inc.	65	7,780
Wintrust Financial Corp.	97	7,775
Affiliated Managers Group, Inc.	66	7,696
Valley National Bancorp	715	7,443
Cousins Properties, Inc. REIT	253	7,395
Old National Bancorp	498	7,365
Cadence Bank	312	7,326
SLM Corp.	458	7,301
New York Community Bancorp, Inc.	794	7,249
Bank OZK	192	7,206
National Storage Affiliates Trust REIT	143	7,160
Essent Group Ltd.	183	7,119
Healthcare Realty Trust, Inc. REIT	258	7,018
Janus Henderson Group plc	285	6,700
Douglas Emmett, Inc. REIT	299	6,692
Home BancShares, Inc.	322	6,688
Physicians Realty Trust REIT	383	6,683
MGIC Investment Corp.	526	6,628
Hancock Whitney Corp.	147	6,516
Evercore, Inc. — Class A	69	6,459
Kite Realty Group Trust REIT	372	6,432
PS Business Parks, Inc. REIT	34	6,363
UMB Financial Corp.	73	6,285
FNB Corp.	574	6,234
Umpqua Holdings Corp.	369	6,188
Highwoods Properties, Inc. REIT	179	6,120
EPR Properties REIT	127	5,960
Sabra Health Care REIT, Inc.	393	5,490
Park Hotels & Resorts, Inc. REIT	397	5,387
PacWest Bancorp	200	5,332
PotlatchDeltic Corp. REIT	118	5,215
Brighthouse Financial, Inc.*	127	5,209
Bank of Hawaii Corp.	69	5,134
SL Green Realty Corp. REIT	109	5,030
Cathay General Bancorp	128	5,011
Corporate Office Properties Trust REIT	191	5,002
Federated Hermes, Inc. — Class B	156	4,959
Kemper Corp.	102	4,886
Associated Banc-Corp.	255	4,656
Texas Capital Bancshares, Inc.*	86	4,527
JBG SMITH Properties REIT	185	4,373
Fulton Financial Corp.	273	3,945
Pebblebrook Hotel Trust REIT	223	3,695
Hudson Pacific Properties, Inc. REIT	246	3,651
International Bancshares Corp.	90	3,607
CNO Financial Group, Inc.	197	3,564
Navient Corp.	251	3,511
Washington Federal, Inc.	111	3,332
Macerich Co. REIT	365	3,179
Bread Financial Holdings, Inc.	85	3,150
Mercury General Corp.	45	1,993
Total Financial		804,402

Industrial - 16.7%
Carlisle Companies, Inc.	88	20,998
Graco, Inc.	288	17,110
Hubbell, Inc.	91	16,251
Builders FirstSource, Inc.*	294	15,788
AECOM	240	15,653
Toro Co.	178	13,491
Regal Rexnord Corp.	114	12,941
Knight-Swift Transportation Holdings, Inc.	278	12,869
Arrow Electronics, Inc.*	112	12,554
Cognex Corp.	295	12,543

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Tetra Tech, Inc.	91	$12,426
Jabil, Inc.	240	12,291
Owens Corning	165	12,261
Lincoln Electric Holdings, Inc.	99	12,213
Lennox International, Inc.	56	11,569
AptarGroup, Inc.	112	11,559
Middleby Corp.*	92	11,533
Axon Enterprise, Inc.*	121	11,274
Coherent, Inc.*	42	11,181
Littelfuse, Inc.	42	10,670
Trex Company, Inc.*	192	10,449
AGCO Corp.	104	10,265
Chart Industries, Inc.*	61	10,210
Donaldson Company, Inc.	210	10,109
ITT, Inc.	142	9,548
Woodward, Inc.	103	9,527
Sonoco Products Co.	166	9,469
TopBuild Corp.*	56	9,361
MDU Resources Group, Inc.	346	9,339
II-VI, Inc.*	181	9,222
Oshkosh Corp.	112	9,200
Landstar System, Inc.	63	9,161
Acuity Brands, Inc.	59	9,089
EMCOR Group, Inc.	87	8,957
nVent Electric plc	283	8,866
Curtiss-Wright Corp.	65	8,584
Saia, Inc.*	45	8,460
XPO Logistics, Inc.*	168	8,091
Valmont Industries, Inc.	36	8,087
MSA Safety, Inc.	62	7,506
Universal Display Corp.	74	7,484
Hexcel Corp.	143	7,480
Clean Harbors, Inc.*	85	7,452
Eagle Materials, Inc.	67	7,366
Simpson Manufacturing Company, Inc.	73	7,344
Louisiana-Pacific Corp.	140	7,337
Avnet, Inc.	166	7,118
Crane Holdings Co.	81	7,092
National Instruments Corp.	223	6,964
MasTec, Inc.*	97	6,951
Stericycle, Inc.*	157	6,884
TD SYNNEX Corp.	70	6,377
Flowserve Corp.	222	6,356
Mercury Systems, Inc.*	98	6,305
Vontier Corp.	274	6,299
Kirby Corp.*	103	6,266
Ryder System, Inc.	87	6,182
Timken Co.	115	6,101
Silgan Holdings, Inc.	143	5,913
Fluor Corp.*	241	5,866
Watts Water Technologies, Inc. — Class A	47	5,773
GATX Corp.	61	5,744
Dycom Industries, Inc.*	50	4,652
Enovis Corp.*	80	4,400
EnerSys	70	4,127
Belden, Inc.	75	3,995
Vishay Intertechnology, Inc.	224	3,992
Werner Enterprises, Inc.	101	3,893
Esab Corp.	78	3,413
Kennametal, Inc.	141	3,276
Terex Corp.	118	3,229
Energizer Holdings, Inc.	111	3,147
Greif, Inc. — Class A	45	2,807
Worthington Industries, Inc.	55	2,425
Vicor Corp.*	37	2,025
Total Industrial		642,710

Consumer, Non-cyclical - 14.5%
Service Corporation International	270	18,662
United Therapeutics Corp.*	77	18,144
Jazz Pharmaceuticals plc*	106	16,537
Darling Ingredients, Inc.*	275	16,445
Neurocrine Biosciences, Inc.*	163	15,889
Repligen Corp.*	88	14,291
Syneos Health, Inc.*	174	12,472
Performance Food Group Co.*	264	12,139
WEX, Inc.*	77	11,978
Chemed Corp.	25	11,735
Paylocity Holding Corp.*	67	11,686
Shockwave Medical, Inc.*	61	11,661
Masimo Corp.*	87	11,368
Exelixis, Inc.*	545	11,347
Envista Holdings Corp.*	277	10,676
FTI Consulting, Inc.*	59	10,670
Bruker Corp.	170	10,669
Acadia Healthcare Company, Inc.*	154	10,415
Halozyme Therapeutics, Inc.*	235	10,340
Ingredion, Inc.	113	9,962
Tenet Healthcare Corp.*	183	9,618
H&R Block, Inc.	271	9,572
Encompass Health Corp.	170	9,529
Perrigo Company plc	229	9,291
Flowers Foods, Inc.	339	8,922
HealthEquity, Inc.*	143	8,779
Euronet Worldwide, Inc.*	86	8,651
Avis Budget Group, Inc.*	58	8,530
QuidelOrtho Corp.*	85	8,260
LHC Group, Inc.*	53	8,254
ASGN, Inc.*	87	7,852
Post Holdings, Inc.*	95	7,823
Sanderson Farms, Inc.	36	7,759
Globus Medical, Inc. — Class A*	135	7,579
GXO Logistics, Inc.*	173	7,486
Penumbra, Inc.*	60	7,471
Medpace Holdings, Inc.*	46	6,885
ManpowerGroup, Inc.	90	6,877
Helen of Troy Ltd.*	41	6,659
Integra LifeSciences Holdings Corp.*	122	6,592
Option Care Health, Inc.*	236	6,558
Tandem Diabetes Care, Inc.*	109	6,452
Grocery Outlet Holding Corp.*	149	6,352
Arrowhead Pharmaceuticals, Inc.*	180	6,338
Insperity, Inc.	61	6,089

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Amedisys, Inc.*	55	$5,782
STAAR Surgical Co.*	81	5,745
LivaNova plc*	91	5,685
Haemonetics Corp.*	87	5,671
ICU Medical, Inc.*	34	5,589
Grand Canyon Education, Inc.*	55	5,180
Brink’s Co.	80	4,857
Boston Beer Company, Inc. — Class A*	16	4,847
R1 RCM, Inc.*	228	4,779
Sprouts Farmers Market, Inc.*	186	4,710
Coty, Inc. — Class A*	585	4,686
BellRing Brands, Inc.*	186	4,630
Patterson Companies, Inc.	148	4,484
Neogen Corp.*	183	4,409
Lancaster Colony Corp.	34	4,379
NuVasive, Inc.*	88	4,326
Graham Holdings Co. — Class B	7	3,968
Inari Medical, Inc.*	58	3,944
Hain Celestial Group, Inc.*	153	3,632
John Wiley & Sons, Inc. — Class A	74	3,534
Progyny, Inc.*	120	3,486
Sotera Health Co.*	168	3,291
Sabre Corp.*	555	3,236
Pilgrim’s Pride Corp.*	82	2,561
Total Consumer, Non-cyclical		558,675

Consumer, Cyclical - 12.6%
BJ’s Wholesale Club Holdings, Inc.*	229	14,271
Lithia Motors, Inc. — Class A	49	13,466
Mattel, Inc.*	599	13,376
Watsco, Inc.	56	13,374
Williams-Sonoma, Inc.	119	13,203
GameStop Corp. — Class A*,1	105	12,842
Lear Corp.	102	12,841
Deckers Outdoor Corp.*	46	11,746
Casey’s General Stores, Inc.	63	11,654
Gentex Corp.	399	11,160
Churchill Downs, Inc.	58	11,109
Five Below, Inc.*	94	10,662
Wyndham Hotels & Resorts, Inc.	157	10,318
Capri Holdings Ltd.*	251	10,294
Polaris, Inc.	95	9,431
Macy’s, Inc.	484	8,867
Murphy USA, Inc.	38	8,849
Texas Roadhouse, Inc. — Class A	116	8,491
Brunswick Corp.	129	8,434
Toll Brothers, Inc.	188	8,385
Skechers USA, Inc. — Class A*	229	8,148
Marriott Vacations Worldwide Corp.	70	8,134
Harley-Davidson, Inc.	251	7,947
Leggett & Platt, Inc.	227	7,850
Kohl’s Corp.	219	7,816
Light & Wonder, Inc. — Class A*	163	7,659
IAA, Inc.*	228	7,471
Dick’s Sporting Goods, Inc.[1]	99	7,462
Univar Solutions, Inc.*	288	7,163
Thor Industries, Inc.[1]	94	7,025
AutoNation, Inc.*	61	6,817
Boyd Gaming Corp.	136	6,766
Tempur Sealy International, Inc.	299	6,389
RH*	30	6,368
YETI Holdings, Inc.*	147	6,361
Choice Hotels International, Inc.	56	6,251
Avient Corp.	155	6,212
Hanesbrands, Inc.	593	6,102
MSC Industrial Direct Company, Inc. — Class A	80	6,009
Ollie’s Bargain Outlet Holdings, Inc.*	99	5,816
Fox Factory Holding Corp.*	72	5,799
Travel + Leisure Co.	145	5,629
Wendy’s Co.	291	5,494
Scotts Miracle-Gro Co. — Class A	69	5,450
Goodyear Tire & Rubber Co.*	480	5,141
Crocs, Inc.*	105	5,110
Visteon Corp.*	48	4,972
Carter’s, Inc.	69	4,863
Adient plc*	161	4,770
Taylor Morrison Home Corp. — Class A*	203	4,742
FirstCash Holdings, Inc.	67	4,657
JetBlue Airways Corp.*	546	4,570
Papa John’s International, Inc.	54	4,510
KB Home	148	4,212
Columbia Sportswear Co.	57	4,080
Callaway Golf Co.*	198	4,039
Nordstrom, Inc.[1]	190	4,015
Wingstop, Inc.	51	3,813
Nu Skin Enterprises, Inc. — Class A	85	3,681
Foot Locker, Inc.	142	3,585
Dana, Inc.	244	3,433
MillerKnoll, Inc.	129	3,389
Cracker Barrel Old Country Store, Inc.	39	3,256
Victoria’s Secret & Co.*	115	3,217
Gap, Inc.	358	2,950
American Eagle Outfitters, Inc.[1]	262	2,929
Six Flags Entertainment Corp.*	132	2,865
Under Armour, Inc. — Class A*	321	2,674
Under Armour, Inc. — Class C*	345	2,615
Total Consumer, Cyclical		482,999

Technology - 7.4%
Fair Isaac Corp.*	44	17,640
Wolfspeed, Inc.*	210	13,324
Genpact Ltd.	290	12,284
Manhattan Associates, Inc.*	107	12,262
KBR, Inc.	237	11,468
Lattice Semiconductor Corp.*	234	11,349
CACI International, Inc. — Class A*	40	11,271
CDK Global, Inc.	199	10,899
Sailpoint Technologies Holdings, Inc.*	160	10,029
Concentrix Corp.	73	9,902
MKS Instruments, Inc.	95	9,750
Lumentum Holdings, Inc.*	117	9,292
Azenta, Inc.	128	9,229
Science Applications International Corp.	95	8,845

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Aspen Technology, Inc.*	48	$8,817
Silicon Laboratories, Inc.*	62	8,694
CMC Materials, Inc.	49	8,550
Synaptics, Inc.*	67	7,909
Power Integrations, Inc.	99	7,426
NCR Corp.*	232	7,218
Qualys, Inc.*	57	7,190
Cirrus Logic, Inc.*	97	7,036
Teradata Corp.*	178	6,588
Maximus, Inc.	104	6,501
Ziff Davis, Inc.*	80	5,962
Semtech Corp.*	108	5,937
IPG Photonics Corp.*	59	5,554
ACI Worldwide, Inc.*	195	5,049
Envestnet, Inc.*	94	4,960
CommVault Systems, Inc.*	76	4,780
Blackbaud, Inc.*	77	4,471
SiTime Corp.*	26	4,239
Xerox Holdings Corp.	203	3,015
Kyndryl Holdings, Inc.*	305	2,983
Amkor Technology, Inc.	171	2,898
Total Technology		283,321

Basic Materials - 4.4%
Steel Dynamics, Inc.	305	20,176
Reliance Steel & Aluminum Co.	105	17,835
RPM International, Inc.	220	17,318
Alcoa Corp.	314	14,312
Cleveland-Cliffs, Inc.*	812	12,480
Royal Gold, Inc.	112	11,960
Olin Corp.	236	10,922
Ashland Global Holdings, Inc.	86	8,862
Valvoline, Inc.	303	8,736
Chemours Co.	264	8,453
United States Steel Corp.	443	7,934
Commercial Metals Co.	207	6,852
Cabot Corp.	96	6,124
Sensient Technologies Corp.	71	5,720
Ingevity Corp.*	66	4,167
NewMarket Corp.	12	3,612
Minerals Technologies, Inc.	56	3,435
Total Basic Materials		168,898

Energy - 4.0%
Targa Resources Corp.	388	23,152
Equities Corp.	503	17,303
First Solar, Inc.*	169	11,514
HF Sinclair Corp.	254	11,471
NOV, Inc.	668	11,296
Range Resources Corp.*	441	10,915
PDC Energy, Inc.	162	9,981
Matador Resources Co.	189	8,805
Sunrun, Inc.*	357	8,339
DT Midstream, Inc.	164	8,039
Murphy Oil Corp.	248	7,487
ChampionX Corp.	346	6,868
CNX Resources Corp.*	332	5,465
Antero Midstream Corp.	553	5,005
Equitrans Midstream Corp.	692	4,401
SunPower Corp. — Class A*	142	2,245
Total Energy		152,286

Utilities - 3.5%
Essential Utilities, Inc.	392	17,973
UGI Corp.	357	13,784
OGE Energy Corp.	340	13,110
National Fuel Gas Co.	156	10,304
Southwest Gas Holdings, Inc.	114	9,927
IDACORP, Inc.	86	9,109
Black Hills Corp.	110	8,005
Hawaiian Electric Industries, Inc.	186	7,607
ONE Gas, Inc.	92	7,469
New Jersey Resources Corp.	164	7,303
Portland General Electric Co.	151	7,298
PNM Resources, Inc.	146	6,976
Spire, Inc.	89	6,619
ALLETE, Inc.	97	5,702
NorthWestern Corp.	92	5,422
Total Utilities		136,608

Communications - 1.6%
Ciena Corp.*	259	11,837
Cable One, Inc.	8	10,314
Iridium Communications, Inc.*	218	8,188
New York Times Co. — Class A	283	7,896
TEGNA, Inc.	376	7,885
World Wrestling Entertainment, Inc. — Class A	74	4,624
Viasat, Inc.*	127	3,890
Calix, Inc.*	94	3,209
TripAdvisor, Inc.*	170	3,026
Total Communications		60,869

Total Common Stocks
(Cost $2,966,837)		3,290,768

MUTUAL FUNDS† - 6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	154,064
Guggenheim Strategy Fund II2	3,259	78,660
Total Mutual Funds
(Cost $231,938)		232,724

	Face Amount
U.S. TREASURY BILLS†† - 6.1%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$220,000	218,952
U.S. Treasury Bills
1.02% due 07/19/22[4,5]	14,000	13,993
Total U.S. Treasury Bills
(Cost $233,184)		232,945

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 7.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	$167,707	$167,707
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	65,311	65,311
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	64,665	64,665
Total Repurchase Agreements
(Cost $297,683)		297,683

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	18,628	$18,628
Total Securities Lending Collateral
(Cost $18,628)		18,628

Total Investments - 105.9%
(Cost $3,748,270)		$4,072,748
Other Assets & Liabilities, net - (5.9)%		(227,341)
Total Net Assets - 100.0%		$3,845,407

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Sep 2022	$226,800	$(13,141)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	11/17/22	60	$136,455	$(1,504)
BNP Paribas	S&P MidCap 400 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	96	217,170	(35,887)
Barclays Bank plc	S&P MidCap 400 Index	Pay	1.86% (SOFR + 0.35%)	At Maturity	11/16/22	829	1,880,490	(276,264)
							$2,234,115	$(313,655)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,290,768	$—	$—	$3,290,768
Mutual Funds	232,724	—	—	232,724
U.S. Treasury Bills	—	232,945	—	232,945
Repurchase Agreements	—	297,683	—	297,683
Securities Lending Collateral	18,628	—	—	18,628
Total Assets	$3,542,120	$530,628	$—	$4,072,748

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$13,141	$—	$—	$13,141
Equity Index Swap Agreements**	—	313,655	—	313,655
Total Liabilities	$13,141	$313,655	$—	$326,796

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$306,899	$—	$(225,000)	$2,149	$(5,388)	$78,660	3,259	$1,001
Guggenheim Ultra Short Duration Fund — Institutional Class	158,374	—	—	—	(4,310)	154,064	15,965	932
	$465,273	$—	$(225,000)	$2,149	$(9,698)	$232,724		$1,933

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $17,913 of securities loaned (cost $3,218,649)	$3,542,341
Investments in affiliated issuers, at value (cost $231,938)	232,724
Repurchase agreements, at value (cost $297,683)	297,683
Cash	28
Segregated cash with broker	251,000
Receivables:
Dividends	3,886
Securities lending income	212
Interest	12
Total assets	4,327,886

Liabilities:
Unrealized depreciation on OTC swap agreements	313,655
Payable for:
Swap settlement	91,388
Fund shares redeemed	44,194
Return of securities lending collateral	18,628
Management fees	3,098
Variation margin on futures contracts	2,220
Investor service fees	870
Transfer agent and administrative fees	762
Portfolio accounting fees	348
Trustees’ fees*	62
Miscellaneous	7,254
Total liabilities	482,479
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,845,407

Net assets consist of:
Paid in capital	$4,512,117
Total distributable earnings (loss)	(666,710)
Net assets	$3,845,407
Capital shares outstanding	22,517
Net asset value per share	$170.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$28,728
Dividends from securities of affiliated issuers	1,933
Interest	914
Income from securities lending, net	318
Total investment income	31,893

Expenses:
Management fees	22,394
Investor service fees	6,221
Transfer agent and administrative fees	8,210
Professional fees	3,082
Portfolio accounting fees	2,488
Trustees’ fees*	360
Custodian fees	347
Line of credit fees	26
Miscellaneous	2,089
Total expenses	45,217
Less:
Expenses reimbursed by Adviser:	(1,244)
Expenses waived by Adviser	(194)
Total waived expenses	(1,438)
Net expenses	43,779
Net investment loss	(11,886)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(226,937)
Investments in affiliated issuers	2,149
Swap agreements	(281,656)
Futures contracts	(36,266)
Net realized loss	(542,710)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(693,608)
Investments in affiliated issuers	(9,698)
Swap agreements	(453,014)
Futures contracts	(19,870)
Net change in unrealized appreciation (depreciation)	(1,176,190)
Net realized and unrealized loss	(1,718,900)
Net decrease in net assets resulting from operations	$(1,730,786)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(11,886)	$(40,515)
Net realized gain (loss) on investments	(542,710)	1,277,911
Net change in unrealized appreciation (depreciation) on investments	(1,176,190)	434,960
Net increase (decrease) in net assets resulting from operations	(1,730,786)	1,672,356

Distributions to shareholders	—	(866,639)

Capital share transactions:
Proceeds from sale of shares	661,603	6,260,708
Distributions reinvested	—	866,639
Cost of shares redeemed	(1,123,891)	(6,650,270)
Net increase (decrease) from capital share transactions	(462,288)	477,077
Net increase (decrease) in net assets	(2,193,074)	1,282,794

Net assets:
Beginning of period	6,038,481	4,755,687
End of period	$3,845,407	$6,038,481

Capital share activity:
Shares sold	3,120	25,488
Shares issued from reinvestment of distributions	—	3,894
Shares redeemed	(5,463)	(27,691)
Net increase (decrease) in shares	(2,343)	1,691

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019[f]	Year Ended December 31, 2018[f]	Year Ended December 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$242.90	$205.26	$193.99	$144.00	$233.70	$361.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(1.55)	(.12)	1.10	1.30	.20
Net gain (loss) on investments (realized and unrealized)	(71.62)	70.95	12.09	50.79	(32.00)	58.15
Total from investment operations	(72.12)	69.40	11.97	51.89	(30.70)	58.35
Less distributions from:
Net investment income	—	—	(.15)	(1.90)	(.60)	—
Net realized gains	—	(31.76)	(.55)	—	(58.40)	(186.50)
Total distributions	—	(31.76)	(.70)	(1.90)	(59.00)	(186.50)
Net asset value, end of period	$170.78	$242.90	$205.26	$193.99	$144.00	$233.70

Total Return[c]	(29.69%)	35.25%	10.69%	36.11%	(19.40%)	22.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,845	$6,038	$4,756	$5,444	$5,408	$7,875
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.65%)	(0.47%)	0.60%	0.67%	0.07%
Total expenses[d]	1.82%	1.75%	1.87%	1.87%	1.78%	1.76%
Net expenses[e]	1.76%	1.69%	1.81%	1.80%	1.78%	1.76%
Portfolio turnover rate	135%	56%	472%	274%	368%	403%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through December 31, 2019 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	5.4%
Guggenheim Strategy Fund II	3.4%
Total	8.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Inverse Mid-Cap Strategy Fund	18.92%	9.85%	(11.11%)	(13.20%)
S&P MidCap 400 Index	(19.54%)	(14.64%)	7.02%	10.90%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 8.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,280	$31,651
Guggenheim Strategy Fund II1	822	19,837
Total Mutual Funds
(Cost $52,023)		51,488

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 37.3%
Federal Home Loan Bank
1.15% due 07/06/22[2]	$100,000	99,984
Federal Farm Credit Bank
1.01% due 07/01/22[2]	50,000	50,000
1.40% due 07/05/22[2]	20,000	19,997
Farmer Mac
2.00% due 10/03/22[2]	50,000	49,750
Total Federal Agency Discount Notes
(Cost $219,720)		219,731

REPURCHASE AGREEMENTS††,3 - 54.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	180,865	180,865
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	70,435	70,435
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	69,738	69,738
Total Repurchase Agreements
(Cost $321,038)		321,038

Total Investments - 100.6%
(Cost $592,781)		$592,257
Other Assets & Liabilities, net - (0.6)%		(3,714)
Total Net Assets - 100.0%		$588,543

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	1.68% (Federal Funds Rate + 0.10%)	At Maturity	11/17/22	233	$528,118	$31,848
Barclays Bank plc	S&P MidCap 400 Index	Receive	1.71% (SOFR + 0.20%)	At Maturity	11/16/22	23	52,735	7,747
BNP Paribas	S&P MidCap 400 Index	Receive	1.63% (Federal Funds Rate + 0.05%)	At Maturity	11/17/22	6	12,556	2,074
							$593,409	$41,669

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$51,488	$—	$—	$51,488
Federal Agency Discount Notes	—	219,731	—	219,731
Repurchase Agreements	—	321,038	—	321,038
Equity Index Swap Agreements**	—	41,669	—	41,669
Total Assets	$51,488	$582,438	$—	$633,926

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,445	$—	$—	$—	$(608)	$19,837	822	$172
Guggenheim Ultra Short Duration Fund — Institutional Class	22,515	10,021	—	—	(885)	31,651	3,280	189
	$42,960	$10,021	$—	$—	$(1,493)	$51,488		$361

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $219,720)	$219,731
Investments in affiliated issuers, at value (cost $52,023)	51,488
Repurchase agreements, at value (cost $321,038)	321,038
Segregated cash with broker	10,000
Unrealized appreciation on OTC swap agreements	41,669
Receivables:
Fund shares sold	1,662
Dividends	79
Interest	13
Total assets	645,680

Liabilities:
Payable for:
Swap settlement	52,221
Fund shares redeemed	3,919
Management fees	392
Investor service fees	111
Transfer agent and administrative fees	97
Portfolio accounting fees	44
Trustees’ fees*	4
Miscellaneous	349
Total liabilities	57,137
Commitments and contingent liabilities (Note 11)	—
Net assets	$588,543

Net assets consist of:
Paid in capital	$2,527,578
Total distributable earnings (loss)	(1,939,035)
Net assets	$588,543
Capital shares outstanding	14,425
Net asset value per share	$40.80

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$361
Interest	832
Total investment income	1,193

Expenses:
Management fees	1,427
Investor service fees	396
Transfer agent and administrative fees	467
Professional fees	218
Portfolio accounting fees	158
Custodian fees	21
Trustees’ fees*	8
Miscellaneous	197
Total expenses	2,892
Less:
Expenses reimbursed by Adviser:	(79)
Expenses waived by Adviser	(39)
Total waived/reimbursed expenses	(118)
Net expenses	2,774
Net investment loss	(1,581)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(49,822)
Net realized loss	(49,822)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10
Investments in affiliated issuers	(1,493)
Swap agreements	44,389
Net change in unrealized appreciation (depreciation)	42,906
Net realized and unrealized loss	(6,916)
Net decrease in net assets resulting from operations	$(8,497)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,581)	$(1,474)
Net realized loss on investments	(49,822)	(56,421)
Net change in unrealized appreciation (depreciation) on investments	42,906	(2,990)
Net decrease in net assets resulting from operations	(8,497)	(60,885)

Capital share transactions:
Proceeds from sale of shares	2,190,620	1,513,243
Cost of shares redeemed	(1,682,403)	(1,500,895)
Net increase from capital share transactions	508,217	12,348
Net increase (decrease) in net assets	499,720	(48,537)

Net Assets:
Beginning of period	88,823	137,360
End of period	$588,543	$88,823

Capital share activity:
Shares sold	56,653	39,557
Shares redeemed	(44,817)	(40,042)
Net increase (decrease) in shares	11,836	(485)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$34.31	$44.68	$60.05	$75.67	$68.22	$78.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.44)	(.61)	.51	.35	(.16)
Net gain (loss) on investments (realized and unrealized)	6.68	(9.93)	(14.22)	(15.87)	7.10 [f]	(10.54)
Total from investment operations	6.49	(10.37)	(14.83)	(15.36)	7.45	(10.70)
Less distributions from:
Net investment income	—	—	(.54)	(.26)	—	—
Total distributions	—	—	(.54)	(.26)	—	—
Net asset value, end of period	$40.80	$34.31	$44.68	$60.05	$75.67	$68.22

Total Return[c]	18.92%	(23.21%)	(24.89%)	(20.31%)	10.90%	(13.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$589	$89	$137	$265	$645	$178
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.18%)	(1.01%)	0.78%	0.51%	(0.22%)
Total expenses[d]	1.82%	1.74%	1.88%	1.88%	1.77%	1.76%
Net expenses[e]	1.75%	1.67%	1.83%	1.81%	1.77%	1.76%
Portfolio turnover rate	9%	29%	281%	185%	404%	111%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments in the Fund.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 27, 2006

Largest Holdings (% of Total Net Assets)
iShares Russell 2000 Index ETF	11.6%
Vanguard Russell 2000 ETF	11.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.3%
Guggenheim Strategy Fund II	2.7%
Total	32.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Russell 2000® 2x Strategy Fund	(43.83%)	(47.16%)	1.00%	11.58%
Russell 2000 Index	(23.43%)	(25.20%)	5.17%	10.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$—
UCB*	13	—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS† - 23.2%
iShares Russell 2000 Index ETF[1]	932	157,855
Vanguard Russell 2000 ETF[1]	2,308	157,798
Total Exchange-Traded Funds
(Cost $408,369)		315,653

MUTUAL FUNDS† - 9.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	8,923	86,109
Guggenheim Strategy Fund II2	1,526	36,832
Total Mutual Funds
(Cost $122,988)		122,941

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	$12,000	11,994
Total U.S. Treasury Bills
(Cost $11,994)		11,994

REPURCHASE AGREEMENTS††,5 - 106.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[6]	817,202	817,202
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[6]	318,249	318,249
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[6]	315,098	315,098
Total Repurchase Agreements
(Cost $1,450,549)		1,450,549

	Shares
SECURITIES LENDING COLLATERAL†,7 - 17.3%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	235,453	235,453
Total Securities Lending Collateral
(Cost $235,453)		235,453

Total Investments - 157.0%
(Cost $2,229,353)		$2,136,590
Other Assets & Liabilities, net - (57.0)%		(775,611)
Total Net Assets - 100.0%		$1,360,979

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	2	Sep 2022	$170,850	$(1,726)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	878	$1,499,333	$(63,204)
Barclays Bank plc	Russell 2000 Index	Pay	1.51% (SOFR)	At Maturity	11/16/22	227	387,994	(63,366)
BNP Paribas	Russell 2000 Index	Pay	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	205	350,699	(65,111)
							$2,238,026	$(191,681)

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	315,653	—	—		315,653
Mutual Funds	122,941	—	—		122,941
U.S. Treasury Bills	—	11,994	—		11,994
Repurchase Agreements	—	1,450,549	—		1,450,549
Securities Lending Collateral	235,453	—	—		235,453
Total Assets	$674,047	$1,462,543	$—		$2,136,590

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,726	$—	$—	$1,726
Equity Index Swap Agreements**	—	191,681	—	191,681
Total Liabilities	$1,726	$191,681	$—	$193,407

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$638,809	$—	$(600,000)	$1,126	$(3,103)	$36,832	1,526	$601
Guggenheim Ultra Short Duration Fund — Institutional Class	689,495	—	(600,000)	289	(3,675)	86,109	8,923	778
	$1,328,304	$—	$(1,200,000)	$1,415	$(6,778)	$122,941		$1,379

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $229,003 of securities loaned (cost $655,816)	$563,100
Investments in affiliated issuers, at value (cost $122,988)	122,941
Repurchase agreements, at value (cost $1,450,549)	1,450,549
Cash	4
Segregated cash with broker	40,000
Receivables:
Fund shares sold	5,687
Dividends	853
Securities lending income	78
Interest	59
Total assets	2,183,271

Liabilities:
Unrealized depreciation on OTC swap agreements	191,681
Payable for:
Swap settlement	387,178
Return of securities lending collateral	235,453
Variation margin on futures contracts	1,290
Management fees	1,222
Investor service fees	344
Transfer agent and administrative fees	302
Portfolio accounting fees	138
Fund shares redeemed	39
Trustees’ fees*	37
Miscellaneous	4,608
Total liabilities	822,292
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,360,979

Net assets consist of:
Paid in capital	$1,706,039
Total distributable earnings (loss)	(345,060)
Net assets	$1,360,979
Capital shares outstanding	11,278
Net asset value per share	$120.68

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $16)	$4,291
Dividends from securities of affiliated issuers	1,379
Interest	1,701
Income from securities lending, net	660
Total investment income	8,031

Expenses:
Management fees	8,583
Investor service fees	2,384
Transfer agent and administrative fees	3,736
Professional fees	1,425
Portfolio accounting fees	954
Trustees’ fees*	317
Custodian fees	180
Line of credit fees	42
Interest expense	31
Miscellaneous	195
Total expenses	17,847
Less:
Expenses reimbursed by Adviser:	(477)
Expenses waived by Adviser	(173)
Total waived/reimbursed expenses	(650)
Net expenses	17,197
Net investment loss	(9,166)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	70,392
Investments in affiliated issuers	1,415
Swap agreements	(552,771)
Futures contracts	498,314
Net realized gain	17,350
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(149,281)
Investments in affiliated issuers	(6,778)
Swap agreements	(439,502)
Futures contracts	(1,726)
Net change in unrealized appreciation (depreciation)	(597,287)
Net realized and unrealized loss	(579,937)
Net decrease in net assets resulting from operations	$(589,103)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(9,166)	$(96,770)
Net realized gain on investments	17,350	1,615,248
Net change in unrealized appreciation (depreciation) on investments	(597,287)	342,261
Net increase (decrease) in net assets resulting from operations	(589,103)	1,860,739

Distributions to shareholders	—	(991,318)

Capital share transactions:
Proceeds from sale of shares	48,685,214	178,342,618
Distributions reinvested	—	991,318
Cost of shares redeemed	(49,255,933)	(194,196,868)
Net decrease from capital share transactions	(570,719)	(14,862,932)
Net decrease in net assets	(1,159,822)	(13,993,511)

Net assets:
Beginning of period	2,520,801	16,514,312
End of period	$1,360,979	$2,520,801

Capital share activity:
Shares sold	287,623	611,014
Shares issued from reinvestment of distributions	—	4,664
Shares redeemed	(288,078)	(664,306)
Net decrease in shares	(455)	(48,628)

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$214.85	$273.59	$234.99	$160.46	$234.65	$192.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.79)	(3.44)	(2.35)	1.27	.70	(.79)
Net gain (loss) on investments (realized and unrealized)	(93.38)	72.57	42.01	74.31	(54.40)	50.24
Total from investment operations	(94.17)	69.13	39.66	75.58	(53.70)	49.45
Less distributions from:
Net investment income	—	—	(1.06)	(1.05)	—	—
Net realized gains	—	(127.87)	—	—	(20.49)	(7.72)
Total distributions	—	(127.87)	(1.06)	(1.05)	(20.49)	(7.72)
Net asset value, end of period	$120.68	$214.85	$273.59	$234.99	$160.46	$234.65

Total Return[c]	(43.83%)	25.77%	17.21%	47.15%	(26.21%)	26.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,361	$2,521	$16,514	$3,875	$1,690	$7,040
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(1.23%)	(1.23%)	0.61%	0.28%	(0.38%)
Total expenses[d]	1.87%	1.80%	1.92%	1.92%	1.82%	1.80%
Net expenses[e]	1.80%	1.74%	1.86%	1.86%	1.82%	1.80%
Portfolio turnover rate	390%	701%	463%	510%	625%	525%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	13.0%
iShares Russell 2000 Index ETF	10.0%
Vanguard Russell 2000 ETF	10.0%
Guggenheim Strategy Fund II	7.5%
Biohaven Pharmaceutical Holding Company Ltd.	0.2%
Shockwave Medical, Inc.	0.2%
Chart Industries, Inc.	0.1%
Halozyme Therapeutics, Inc.	0.1%
Sailpoint Technologies Holdings, Inc.	0.1%
SouthState Corp.	0.1%
Top Ten Total	41.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Russell 2000® 1.5x Strategy Fund	(35.26%)	(38.47%)	2.58%	10.03%
Russell 2000 Index	(23.43%)	(25.20%)	5.17%	10.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 48.2%

Financial - 11.7%
SouthState Corp.	51	$3,935
STAG Industrial, Inc. REIT	122	3,767
Agree Realty Corp. REIT	50	3,606
Glacier Bancorp, Inc.	75	3,556
Selective Insurance Group, Inc.	40	3,478
First Financial Bankshares, Inc.	88	3,456
Kinsale Capital Group, Inc.	15	3,445
Blackstone Mortgage Trust, Inc. — Class A REIT	115	3,182
United Bankshares, Inc.	90	3,156
Independence Realty Trust, Inc. REIT	150	3,109
Valley National Bancorp	292	3,040
RLI Corp.	26	3,031
Old National Bancorp	199	2,943
Cadence Bank	124	2,912
Healthcare Realty Trust, Inc. REIT	103	2,802
Terreno Realty Corp. REIT	50	2,787
Houlihan Lokey, Inc.	35	2,763
Essent Group Ltd.	71	2,762
Ryman Hospitality Properties, Inc. REIT*	36	2,737
ServisFirst Bancshares, Inc.	34	2,683
Home BancShares, Inc.	129	2,679
Physicians Realty Trust REIT	153	2,670
PS Business Parks, Inc. REIT	14	2,620
Phillips Edison & Company, Inc. REIT	78	2,606
UMB Financial Corp.	30	2,583
Hancock Whitney Corp.	58	2,571
Kite Realty Group Trust REIT	148	2,559
Independent Bank Corp.	32	2,542
First Interstate BancSystem, Inc. — Class A	64	2,439
Broadstone Net Lease, Inc. REIT	115	2,359
Radian Group, Inc.	117	2,299
CVB Financial Corp.	92	2,283
Community Bank System, Inc.	36	2,278
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	58	2,196
Sabra Health Care REIT, Inc.	156	2,179
United Community Banks, Inc.	72	2,174
Apple Hospitality REIT, Inc.	146	2,142
Innovative Industrial Properties, Inc. REIT	19	2,088
LXP Industrial Trust REIT	192	2,062
PotlatchDeltic Corp. REIT	46	2,033
Walker & Dunlop, Inc.	21	2,023
Eastern Bankshares, Inc.	109	2,012
Equity Commonwealth REIT*	73	2,010
Corporate Office Properties Trust REIT	76	1,990
BankUnited, Inc.	55	1,956
American Equity Investment Life Holding Co.	53	1,938
Cathay General Bancorp	49	1,918
Essential Properties Realty Trust, Inc. REIT	89	1,913
Federated Hermes, Inc. — Class B	60	1,907
Pacific Premier Bancorp, Inc.	64	1,871
Associated Banc-Corp.	101	1,844
National Health Investors, Inc. REIT	30	1,818
Ameris Bancorp	45	1,808
Simmons First National Corp. — Class A	85	1,807
Mr Cooper Group, Inc.*	49	1,800
Texas Capital Bancshares, Inc.*	34	1,790
SITE Centers Corp. REIT	132	1,778
WSFS Financial Corp.	44	1,764
Moelis & Co. — Class A	44	1,731
Atlantic Union Bankshares Corp.	51	1,730
First BanCorp	133	1,717
Enstar Group Ltd.*	8	1,712
Independent Bank Group, Inc.	25	1,698
Outfront Media, Inc. REIT	99	1,678
Cushman & Wakefield plc*	108	1,646
Hamilton Lane, Inc. — Class A	24	1,612
Trupanion, Inc.*	26	1,567
Fulton Financial Corp.	106	1,532
Columbia Banking System, Inc.	53	1,518
Uniti Group, Inc. REIT	161	1,517
Kennedy-Wilson Holdings, Inc.	80	1,515
International Bancshares Corp.	37	1,483
Artisan Partners Asset Management, Inc. — Class A	41	1,458
Pebblebrook Hotel Trust REIT	88	1,458
Sunstone Hotel Investors, Inc. REIT*	146	1,448
Four Corners Property Trust, Inc. REIT	54	1,436
Chimera Investment Corp. REIT	161	1,420
CNO Financial Group, Inc.	78	1,411
Axos Financial, Inc.*	39	1,398
First Merchants Corp.	39	1,389
Arbor Realty Trust, Inc. REIT	105	1,377
Jackson Financial, Inc. — Class A	51	1,364
Piper Sandler Cos.	12	1,360
Seacoast Banking Corporation of Florida	41	1,355
Focus Financial Partners, Inc. — Class A*	39	1,328
Washington Federal, Inc.	44	1,321
Retail Opportunity Investments Corp. REIT	82	1,294
Banner Corp.	23	1,293
Macerich Co. REIT	146	1,272
WesBanco, Inc.	40	1,268
Bread Financial Holdings, Inc.	34	1,260
Washington Real Estate Investment Trust REIT	59	1,257
TowneBank	46	1,249
BancFirst Corp.	13	1,244
Flagstar Bancorp, Inc.	35	1,241
Trustmark Corp.	42	1,226
RLJ Lodging Trust REIT	111	1,224
First Financial Bancorp	63	1,222
Genworth Financial, Inc. — Class A*	345	1,218
McGrath RentCorp	16	1,216
Park National Corp.	10	1,213
CareTrust REIT, Inc.	65	1,199
Urban Edge Properties REIT	78	1,186
InvenTrust Properties Corp. REIT	46	1,186
Easterly Government Properties, Inc. REIT	62	1,180

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Sandy Spring Bancorp, Inc.	30	$1,172
DiamondRock Hospitality Co. REIT*	142	1,166
Two Harbors Investment Corp. REIT	234	1,165
Heartland Financial USA, Inc.	28	1,163
Stock Yards Bancorp, Inc.	19	1,137
Provident Financial Services, Inc.	51	1,135
Xenia Hotels & Resorts, Inc. REIT*	78	1,133
Lakeland Financial Corp.	17	1,129
PJT Partners, Inc. — Class A	16	1,124
Silvergate Capital Corp. — Class A*	21	1,124
Hilltop Holdings, Inc.	42	1,120
Brandywine Realty Trust REIT	115	1,109
Navient Corp.	79	1,105
Hope Bancorp, Inc.	79	1,093
Piedmont Office Realty Trust, Inc. — Class A REIT	83	1,089
Cohen & Steers, Inc.	17	1,081
Horace Mann Educators Corp.	28	1,075
Renasant Corp.	37	1,066
Bank of NT Butterfield & Son Ltd.	34	1,060
Veritex Holdings, Inc.	36	1,053
NBT Bancorp, Inc.	28	1,053
Northwest Bancshares, Inc.	82	1,050
Claros Mortgage Trust, Inc.	62	1,038
Palomar Holdings, Inc.*	16	1,030
Global Net Lease, Inc. REIT	71	1,005
Westamerica BanCorp	18	1,002
Triumph Bancorp, Inc.*	16	1,001
LTC Properties, Inc. REIT	26	998
Enterprise Financial Services Corp.	24	996
Eagle Bancorp, Inc.	21	996
Apollo Commercial Real Estate Finance, Inc. REIT	95	992
Cannae Holdings, Inc.*	51	986
Acadia Realty Trust REIT	63	984
PRA Group, Inc.*	27	982
Tanger Factory Outlet Centers, Inc. REIT	69	981
FB Financial Corp.	25	980
American Assets Trust, Inc. REIT	33	980
Safety Insurance Group, Inc.	10	971
Newmark Group, Inc. — Class A	100	967
BRP Group, Inc. — Class A*	40	966
TriCo Bancshares	21	958
NMI Holdings, Inc. — Class A*	57	949
NexPoint Residential Trust, Inc. REIT	15	938
StepStone Group, Inc. — Class A	36	937
StoneX Group, Inc.*	12	937
Encore Capital Group, Inc.*	16	924
Paramount Group, Inc. REIT	127	918
St. Joe Co.	23	910
Stewart Information Services Corp.	18	895
Alexander & Baldwin, Inc. REIT	49	880
Compass Diversified Holdings	41	878
ProAssurance Corp.	37	874
PennyMac Financial Services, Inc.	20	874
PennyMac Mortgage Investment Trust REIT	62	857
Virtus Investment Partners, Inc.	5	855
Nelnet, Inc. — Class A	10	853
First Commonwealth Financial Corp.	63	845
First Bancorp	24	838
Centerspace REIT	10	815
OFG Bancorp	32	813
Ladder Capital Corp. — Class A REIT	77	812
Argo Group International Holdings Ltd.	22	811
Capitol Federal Financial, Inc.	88	808
LendingClub Corp.*	69	807
First Busey Corp.	35	800
City Holding Co.	10	799
Mercury General Corp.	18	797
Employers Holdings, Inc.	19	796
Southside Bancshares, Inc.	21	786
Radius Global Infrastructure, Inc. — Class A*	51	778
Anywhere Real Estate, Inc.*	79	777
Meta Financial Group, Inc.	20	773
Getty Realty Corp. REIT	29	768
Franklin BSP Realty Trust, Inc. REIT	57	768
Veris Residential, Inc. REIT*	58	768
Berkshire Hills Bancorp, Inc.	31	768
National Bank Holdings Corp. — Class A	20	765
MFA Financial, Inc. REIT	70	753
OceanFirst Financial Corp.	39	746
Live Oak Bancshares, Inc.	22	746
Bancorp, Inc.*	38	742
BGC Partners, Inc. — Class A	217	731
Tompkins Financial Corp.	10	721
First Foundation, Inc.	35	717
S&T Bancorp, Inc.	26	713
New York Mortgage Trust, Inc. REIT	258	712
Customers Bancorp, Inc.*	21	712
Dime Community Bancshares, Inc.	23	682
Brookline Bancorp, Inc.	51	679
AMERISAFE, Inc.	13	676
Necessity Retail REIT, Inc.	91	662
Empire State Realty Trust, Inc. — Class A REIT	94	661
Apartment Investment and Management Co. — Class A REIT*	102	653
Flywire Corp.*	37	652
Banc of California, Inc.	37	652
German American Bancorp, Inc.	19	649
Office Properties Income Trust REIT	32	638
Compass, Inc. — Class A*	176	635
Enova International, Inc.*	22	634
Marcus & Millichap, Inc.	17	629
Redwood Trust, Inc. REIT	81	625
NETSTREIT Corp.	33	623
Industrial Logistics Properties Trust REIT	44	620
James River Group Holdings Ltd.	25	619
iStar, Inc. REIT	45	617
Lakeland Bancorp, Inc.	42	614
Preferred Bank/Los Angeles CA	9	612

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
ConnectOne Bancorp, Inc.	25	$611
KKR Real Estate Finance Trust, Inc. REIT	35	611
Premier Financial Corp.	24	608
UMH Properties, Inc. REIT	34	600
Ready Capital Corp. REIT	50	596
QCR Holdings, Inc.	11	594
Goosehead Insurance, Inc. — Class A	13	594
B Riley Financial, Inc.	14	592
Blucora, Inc.*	32	591
Broadmark Realty Capital, Inc. REIT	88	590
Farmer Mac — Class C	6	586
Redfin Corp.*	71	585
Origin Bancorp, Inc.	15	582
Service Properties Trust REIT	111	581
Washington Trust Bancorp, Inc.	12	580
Community Healthcare Trust, Inc. REIT	16	579
Nicolet Bankshares, Inc.*	8	579
Heritage Financial Corp.	23	579
Armada Hoffler Properties, Inc. REIT	45	578
Ellington Financial, Inc. REIT	39	572
RPT Realty REIT	57	560
eXp World Holdings, Inc.	47	553
Amerant Bancorp, Inc.	19	534
Safehold, Inc. REIT	15	531
GEO Group, Inc. REIT*	80	528
Summit Hotel Properties, Inc. REIT*	71	516
Univest Financial Corp.	20	509
Peoples Bancorp, Inc.	19	505
Columbia Financial, Inc.*	23	502
Bluerock Residential Growth REIT, Inc.	19	500
1st Source Corp.	11	499
Lemonade, Inc.*,1	27	493
ARMOUR Residential REIT, Inc. [1]	70	493
Allegiance Bancshares, Inc.	13	491
BrightSpire Capital, Inc. REIT	65	491
Gladstone Commercial Corp. REIT	26	490
Gladstone Land Corp. REIT	22	488
Metropolitan Bank Holding Corp.*	7	486
United Fire Group, Inc.	14	479
Universal Health Realty Income Trust REIT	9	479
Hanmi Financial Corp.	21	471
Horizon Bancorp, Inc.	27	470
Kearny Financial Corp.	42	467
WisdomTree Investments, Inc.	92	466
First Mid Bancshares, Inc.	13	464
Global Medical REIT, Inc.	41	460
Plymouth Industrial REIT, Inc.	26	456
International Money Express, Inc.*	22	450
Community Trust Bancorp, Inc.	11	445
Camden National Corp.	10	440
Enact Holdings, Inc.	20	430
Farmland Partners, Inc. REIT	31	428
Heritage Commerce Corp.	40	428
HarborOne Bancorp, Inc.	31	427
Orion Office REIT, Inc.	39	427
Cowen, Inc. — Class A	18	426
Flushing Financial Corp.	20	425
TPG RE Finance Trust, Inc. REIT	47	423
CBL & Associates Properties, Inc. REIT	18	423
HomeStreet, Inc.	12	416
Brookfield Business Corp. — Class A	18	414
Cambridge Bancorp	5	413
CrossFirst Bankshares, Inc.*	31	409
MBIA, Inc.*	33	408
National Western Life Group, Inc. — Class A	2	405
Byline Bancorp, Inc.	17	405
TrustCo Bank Corporation NY	13	401
Dynex Capital, Inc. REIT	25	398
Brightsphere Investment Group, Inc.	22	396
Northfield Bancorp, Inc.	30	391
Old Second Bancorp, Inc.	29	388
Central Pacific Financial Corp.	18	386
Saul Centers, Inc. REIT	8	377
City Office REIT, Inc.	29	376
First Bancshares, Inc.	13	372
Ares Commercial Real Estate Corp. REIT	30	367
Peapack-Gladstone Financial Corp.	12	356
First Financial Corp.	8	356
Ambac Financial Group, Inc.*	31	352
Great Southern Bancorp, Inc.	6	351
Bank of Marin Bancorp	11	350
Diamond Hill Investment Group, Inc.	2	347
Orchid Island Capital, Inc. REIT	121	345
Granite Point Mortgage Trust, Inc. REIT	36	345
Whitestone REIT — Class B	32	344
HCI Group, Inc.	5	339
Invesco Mortgage Capital, Inc. REIT	23	338
World Acceptance Corp.*	3	337
Midland States Bancorp, Inc.	14	337
SiriusPoint Ltd.*	62	336
Chatham Lodging Trust REIT*	32	334
CatchMark Timber Trust, Inc. — Class A REIT	33	332
Urstadt Biddle Properties, Inc. — Class A REIT	20	324
First Community Bankshares, Inc.	11	324
Mercantile Bank Corp.	10	320
CBTX, Inc.	12	319
RE/MAX Holdings, Inc. — Class A	13	319
Farmers National Banc Corp.	21	315
LendingTree, Inc.*	7	307
Bank First Corp.	4	303
FRP Holdings, Inc.*	5	302
Business First Bancshares, Inc.	14	298
MidWestOne Financial Group, Inc.	10	297
Diversified Healthcare Trust REIT	161	293
Equity Bancshares, Inc. — Class A	10	292
Republic Bancorp, Inc. — Class A	6	290
Arrow Financial Corp.	9	286
One Liberty Properties, Inc. REIT	11	286
Hingham Institution For Savings The	1	284

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RMR Group, Inc. — Class A	10	$284
AssetMark Financial Holdings, Inc.*	15	282
Franklin Street Properties Corp. REIT	67	279
Peoples Financial Services Corp.	5	279
Capstar Financial Holdings, Inc.	14	275
Independent Bank Corp.	14	270
Mid Penn Bancorp, Inc.	10	270
West BanCorp, Inc.	11	268
Coastal Financial Corp.*	7	267
CNB Financial Corp.	11	266
SmartFinancial, Inc.	11	266
Farmers & Merchants Bancorp Incorporated/Archbold OH	8	266
Victory Capital Holdings, Inc. — Class A	11	265
Metrocity Bankshares, Inc.	13	264
First of Long Island Corp.	15	263
Financial Institutions, Inc.	10	260
Bar Harbor Bankshares	10	259
EZCORP, Inc. — Class A*	34	255
Capital City Bank Group, Inc.	9	251
HomeTrust Bancshares, Inc.	10	250
Merchants Bancorp	11	249
CTO Realty Growth, Inc. REIT	4	244
Douglas Elliman, Inc.	51	244
American National Bankshares, Inc.	7	242
Citizens & Northern Corp.	10	242
Waterstone Financial, Inc.	14	239
Alerus Financial Corp.	10	238
Five Star Bancorp	9	238
Indus Realty Trust, Inc. REIT	4	237
Universal Insurance Holdings, Inc.	18	235
Southern Missouri Bancorp, Inc.	5	226
Bridgewater Bancshares, Inc.*	14	226
Selectquote, Inc.*	91	226
Summit Financial Group, Inc.	8	222
Alexander’s, Inc. REIT	1	222
Shore Bancshares, Inc.	12	222
First Internet Bancorp	6	221
Southern First Bancshares, Inc.*	5	218
MVB Financial Corp.	7	218
Guaranty Bancshares, Inc.	6	218
Blue Foundry Bancorp*	18	216
Civista Bancshares, Inc.	10	213
Carter Bankshares, Inc.*	16	211
First Bancorp, Inc.	7	211
RBB Bancorp	10	207
Hersha Hospitality Trust REIT*	21	206
Primis Financial Corp.	15	204
Cedar Realty Trust, Inc. REIT	7	202
GCM Grosvenor, Inc. — Class A	29	199
Oppenheimer Holdings, Inc. — Class A	6	198
Amalgamated Financial Corp.	10	198
Braemar Hotels & Resorts, Inc. REIT	46	197
Third Coast Bancshares, Inc.*	9	197
Sierra Bancorp	9	196
Enterprise Bancorp, Inc.	6	193
Regional Management Corp.	5	187
Perella Weinberg Partners	32	187
Baycom Corp.	9	186
Blue Ridge Bankshares, Inc.	12	184
Northeast Bank	5	183
John Marshall Bancorp, Inc.	8	180
Postal Realty Trust, Inc. — Class A REIT	12	179
ACNB Corp.	6	178
BRT Apartments Corp. REIT	8	172
Home Bancorp, Inc.	5	171
Donegal Group, Inc. — Class A	10	170
BCB Bancorp, Inc.	10	170
Tiptree, Inc. — Class A	16	170
Orrstown Financial Services, Inc.	7	169
South Plains Financial, Inc.	7	169
AFC Gamma, Inc. REIT	11	169
Esquire Financial Holdings, Inc.	5	166
Colony Bankcorp, Inc.	11	166
Red River Bancshares, Inc.	3	162
Macatawa Bank Corp.	18	159
eHealth, Inc.*	17	159
Oportun Financial Corp.*	19	157
Provident Bancorp, Inc.	10	157
Investors Title Co.	1	157
Seritage Growth Properties REIT*	30	156
First Business Financial Services, Inc.	5	156
First Bank/Hamilton NJ	11	154
PCSB Financial Corp.	8	153
Hippo Holdings, Inc.*	172	151
FVCBankcorp, Inc.*	8	151
Sculptor Capital Management, Inc.	18	150
PCB Bancorp	8	149
Parke Bancorp, Inc.	7	147
Greenlight Capital Re Ltd. — Class A*	18	139
Ashford Hospitality Trust, Inc. REIT*	23	138
Manning & Napier, Inc. — Class A	11	137
First Western Financial, Inc.*	5	136
NerdWallet, Inc. — Class A*	17	135
Unity Bancorp, Inc.	5	132
Luther Burbank Corp.	10	131
Capital Bancorp, Inc.	6	130
Stratus Properties, Inc.*	4	129
Republic First Bancorp, Inc.*	33	126
HBT Financial, Inc.	7	125
Bankwell Financial Group, Inc.	4	124
Silvercrest Asset Management Group, Inc. — Class A	7	115
Root, Inc. — Class A*	95	113
Atlanticus Holdings Corp.*	3	106
Angel Oak Mortgage, Inc. REIT	8	104
Consumer Portfolio Services, Inc.*	10	103
Nexpoint Real Estate Finance, Inc. REIT	5	101
Offerpad Solutions, Inc.*	46	100
NI Holdings, Inc.*	6	99
First Guaranty Bancshares, Inc.	4	97
Doma Holdings, Inc.*	93	96

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Trean Insurance Group, Inc.*	15	$93
Greene County Bancorp, Inc.	2	90
Crawford & Co. — Class A	11	86
Curo Group Holdings Corp.	15	83
USCB Financial Holdings, Inc.*	7	81
Pioneer Bancorp, Inc.*	8	78
Legacy Housing Corp.*	6	78
Chicago Atlantic Real Estate Finance, Inc.	5	75
Pzena Investment Management, Inc. — Class A	11	73
Sterling Bancorp, Inc.*	12	68
Velocity Financial, Inc.*	6	66
GAMCO Investors, Inc. — Class A	3	63
Clipper Realty, Inc. REIT	8	62
Sunlight Financial Holdings, Inc.*	16	47
Finance of America Companies, Inc. — Class A*	26	41
Transcontinental Realty Investors, Inc.*	1	40
Associated Capital Group, Inc. — Class A	1	36
SWK Holdings Corp.*	2	35
OppFi, Inc.*	9	30
Cryptyde, Inc.*	12	25
Home Point Capital, Inc.[1]	5	20
American Realty Investors, Inc.*	1	14
Applied Blockchain, Inc.*	5	5
Total Financial		373,711

Consumer, Non-cyclical - 11.6%
Biohaven Pharmaceutical Holding Company Ltd.*	42	6,120
Shockwave Medical, Inc.*	24	4,588
Halozyme Therapeutics, Inc.*	92	4,048
Intra-Cellular Therapies, Inc.*	62	3,539
HealthEquity, Inc.*	56	3,438
Omnicell, Inc.*	30	3,412
Alkermes plc*	111	3,307
AMN Healthcare Services, Inc.*	30	3,291
Inspire Medical Systems, Inc.*	18	3,288
Sanderson Farms, Inc.	15	3,233
LHC Group, Inc.*	20	3,115
ASGN, Inc.*	34	3,068
Lantheus Holdings, Inc.*	46	3,037
Medpace Holdings, Inc.*	19	2,844
Apellis Pharmaceuticals, Inc.*	62	2,804
Ensign Group, Inc.	37	2,718
Option Care Health, Inc.*	97	2,696
Intellia Therapeutics, Inc.*	51	2,640
Helen of Troy Ltd.*	16	2,599
Insperity, Inc.	25	2,496
Arrowhead Pharmaceuticals, Inc.*	70	2,465
Celsius Holdings, Inc.*	37	2,414
STAAR Surgical Co.*	33	2,341
Turning Point Therapeutics, Inc.*	31	2,333
Simply Good Foods Co.*	61	2,304
Karuna Therapeutics, Inc.*	18	2,277
Triton International Ltd.	43	2,264
LivaNova plc*	36	2,249
Inari Medical, Inc.*	33	2,244
Haemonetics Corp.*	34	2,216
Cytokinetics, Inc.*	56	2,200
iRhythm Technologies, Inc.*	20	2,161
API Group Corp.*	140	2,096
Korn Ferry	36	2,089
Blueprint Medicines Corp.*	41	2,071
Merit Medical Systems, Inc.*	38	2,062
Alarm.com Holdings, Inc.*	33	2,041
Amicus Therapeutics, Inc.*	187	2,008
Prestige Consumer Healthcare, Inc.*	34	1,999
Hostess Brands, Inc.*	93	1,972
Denali Therapeutics, Inc.*	67	1,972
BellRing Brands, Inc.*	79	1,966
ABM Industries, Inc.	45	1,954
TriNet Group, Inc.*	25	1,940
R1 RCM, Inc.*	92	1,928
PTC Therapeutics, Inc.*	48	1,923
Brink’s Co.	31	1,882
Sprouts Farmers Market, Inc.*	74	1,874
CONMED Corp.	19	1,819
Axonics, Inc.*	32	1,813
WD-40 Co.	9	1,812
Patterson Companies, Inc.	59	1,788
Neogen Corp.*	73	1,759
Pacira BioSciences, Inc.*	30	1,749
Select Medical Holdings Corp.	73	1,724
NuVasive, Inc.*	35	1,721
Graham Holdings Co. — Class B	3	1,700
Coca-Cola Consolidated, Inc.	3	1,692
Lancaster Colony Corp.	13	1,674
Beam Therapeutics, Inc.*	43	1,665
Insmed, Inc.*	81	1,597
Chegg, Inc.*	84	1,577
Owens & Minor, Inc.	50	1,572
Integer Holdings Corp.*	22	1,554
Alight, Inc. — Class A*	229	1,546
United Natural Foods, Inc.*	39	1,537
Herc Holdings, Inc.	17	1,533
EVERTEC, Inc.	41	1,512
Covetrus, Inc.*	72	1,494
AbCellera Biologics, Inc.*	140	1,491
Progyny, Inc.*	51	1,482
Medifast, Inc.	8	1,444
StoneCo Ltd. — Class A*	187	1,440
Primo Water Corp.	107	1,432
TreeHouse Foods, Inc.*	34	1,422
Glaukos Corp.*	31	1,408
Multiplan Corp.*	256	1,405
J & J Snack Foods Corp.	10	1,397
Arvinas, Inc.*	33	1,389
Fate Therapeutics, Inc.*	56	1,388
John Wiley & Sons, Inc. — Class A	29	1,385
Corcept Therapeutics, Inc.*	58	1,379
Herbalife Nutrition Ltd.*	67	1,370
Global Blood Therapeutics, Inc.*	42	1,342

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
BioCryst Pharmaceuticals, Inc.*	126	$1,333
Twist Bioscience Corp.*	38	1,328
CBIZ, Inc.*	33	1,319
Cal-Maine Foods, Inc.	26	1,285
Sabre Corp.*	220	1,283
AtriCure, Inc.*	31	1,267
Vir Biotechnology, Inc.*	49	1,248
Edgewell Personal Care Co.	36	1,243
ICF International, Inc.	13	1,235
MEDNAX, Inc.*	58	1,219
Hain Celestial Group, Inc.*	51	1,211
LiveRamp Holdings, Inc.*	45	1,161
Stride, Inc.*	28	1,142
ACADIA Pharmaceuticals, Inc.*	81	1,141
Sage Therapeutics, Inc.*	35	1,130
Strategic Education, Inc.	16	1,129
Iovance Biotherapeutics, Inc.*	102	1,126
Central Garden & Pet Co. — Class A*	28	1,120
B&G Foods, Inc.[1]	46	1,094
Adtalem Global Education, Inc.*	30	1,079
Coursera, Inc.*	76	1,078
Ironwood Pharmaceuticals, Inc. — Class A*	93	1,072
Xencor, Inc.*	39	1,067
ChemoCentryx, Inc.*	43	1,066
Emergent BioSolutions, Inc.*	34	1,055
Nevro Corp.*	24	1,052
Vector Group Ltd.	97	1,019
elf Beauty, Inc.*	33	1,012
Dynavax Technologies Corp.*	80	1,007
Beyond Meat, Inc.*,1	42	1,005
MGP Ingredients, Inc.	10	1,001
Travere Therapeutics, Inc.*	41	993
Embecta Corp.*	39	987
Monro, Inc.	23	986
US Physical Therapy, Inc.	9	983
Myriad Genetics, Inc.*	54	981
Cerevel Therapeutics Holdings, Inc.*	37	978
Veracyte, Inc.*	49	975
Universal Corp.	16	968
Supernus Pharmaceuticals, Inc.*	33	954
Krystal Biotech, Inc.*	14	919
Aurinia Pharmaceuticals, Inc.*	91	915
CoreCivic, Inc.*	82	911
Huron Consulting Group, Inc.*	14	910
Amphastar Pharmaceuticals, Inc.*	26	905
Chefs’ Warehouse, Inc.*	23	894
Ligand Pharmaceuticals, Inc. — Class B*	10	892
Laureate Education, Inc. — Class A	77	891
Arcus Biosciences, Inc.*	35	887
AdaptHealth Corp.*	49	884
CorVel Corp.*	6	884
Meridian Bioscience, Inc.*	29	882
Harmony Biosciences Holdings, Inc.*	18	878
Inter Parfums, Inc.	12	877
Avanos Medical, Inc.*	32	875
Beauty Health Co.*	68	874
Relay Therapeutics, Inc.*	52	871
Ingles Markets, Inc. — Class A	10	867
Kforce, Inc.	14	859
Textainer Group Holdings Ltd.	31	850
REVOLUTION Medicines, Inc.*	43	838
Silk Road Medical, Inc.*	23	837
Celldex Therapeutics, Inc.*	31	836
Addus HomeCare Corp.*	10	833
Green Dot Corp. — Class A*	33	829
Cytek Biosciences, Inc.*	77	826
Agios Pharmaceuticals, Inc.*	37	820
Weis Markets, Inc.	11	820
Fulgent Genetics, Inc.*	15	818
Vericel Corp.*	32	806
ZipRecruiter, Inc. — Class A*	54	800
Kura Oncology, Inc.*	43	788
Vaxcyte, Inc.*	36	783
National Beverage Corp.	16	783
Surgery Partners, Inc.*	27	781
Lyell Immunopharma, Inc.*,1	117	763
ModivCare, Inc.*	9	760
IVERIC bio, Inc.*	79	760
Repay Holdings Corp.*	59	758
Natus Medical, Inc.*	23	754
Evo Payments, Inc. — Class A*	32	753
CareDx, Inc.*	35	752
Recursion Pharmaceuticals, Inc. — Class A*	92	749
Cassava Sciences, Inc.*	26	731
Zentalis Pharmaceuticals, Inc.*	26	731
Axsome Therapeutics, Inc.*	19	728
Andersons, Inc.	22	726
Legalzoom.com, Inc.*	66	725
SpartanNash Co.	24	724
Rent-A-Center, Inc.	36	700
OPKO Health, Inc.*	274	693
NeoGenomics, Inc.*	84	685
Pacific Biosciences of California, Inc.*	153	676
Syndax Pharmaceuticals, Inc.*	35	673
Crinetics Pharmaceuticals, Inc.*	36	671
American Well Corp. — Class A*	155	670
REGENXBIO, Inc.*	27	667
Krispy Kreme, Inc.	49	666
Revance Therapeutics, Inc.*	48	663
Heska Corp.*	7	662
ImmunoGen, Inc.*	146	657
Prothena Corporation plc*	24	652
Bridgebio Pharma, Inc.*	71	645
Madrigal Pharmaceuticals, Inc.*	9	644
MannKind Corp.*	169	644
MoneyGram International, Inc.*	64	640
Innoviva, Inc.*	43	635
National Healthcare Corp.	9	629
Atrion Corp.	1	629
Deluxe Corp.	29	628

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Avid Bioservices, Inc.*	41	$626
FibroGen, Inc.*	59	623
Utz Brands, Inc.	45	622
Fresh Del Monte Produce, Inc.	21	620
Cerus Corp.*	117	619
Allogene Therapeutics, Inc.*	54	616
Adaptive Biotechnologies Corp.*	76	615
Enanta Pharmaceuticals, Inc.*	13	615
PROG Holdings, Inc.*	37	610
LeMaitre Vascular, Inc.	13	592
SpringWorks Therapeutics, Inc.*	24	591
USANA Health Sciences, Inc.*	8	579
Reata Pharmaceuticals, Inc. — Class A*	19	577
Payoneer Global, Inc.*	147	576
Aclaris Therapeutics, Inc.*	41	572
Brookdale Senior Living, Inc. — Class A*	126	572
RadNet, Inc.*	33	570
TransMedics Group, Inc.*	18	566
Prometheus Biosciences, Inc.*	20	565
Varex Imaging Corp.*	26	556
Editas Medicine, Inc.*	47	556
PROCEPT BioRobotics Corp.*,1	17	556
Clover Health Investments Corp.*	258	552
Perdoceo Education Corp.*	46	542
2U, Inc.*	51	534
Duckhorn Portfolio, Inc.*	25	526
Chinook Therapeutics, Inc.*	30	525
Cross Country Healthcare, Inc.*	25	521
Sorrento Therapeutics, Inc.*	258	519
SunOpta, Inc.*	66	513
Kymera Therapeutics, Inc.*	26	512
Arcutis Biotherapeutics, Inc.*	24	511
First Advantage Corp.*	40	507
Calavo Growers, Inc.	12	501
Quanex Building Products Corp.	22	501
Udemy, Inc.*	49	500
Veru, Inc.*	44	497
Paragon 28, Inc.*	31	492
SP Plus Corp.*	16	491
Artivion, Inc.*	26	491
AngioDynamics, Inc.*	25	484
Atara Biotherapeutics, Inc.*	62	483
Cano Health, Inc.*	110	482
Avidity Biosciences, Inc.*	33	479
Kelly Services, Inc. — Class A	24	476
Nektar Therapeutics*	123	467
Cimpress plc*	12	467
Anavex Life Sciences Corp.*	46	460
SomaLogic, Inc.*	101	456
Catalyst Pharmaceuticals, Inc.*	65	456
Resources Connection, Inc.	22	448
CRA International, Inc.	5	447
Paysafe Ltd.*	228	445
Remitly Global, Inc.*	57	437
EQRx, Inc.*	93	436
John B Sanfilippo & Son, Inc.	6	435
OrthoPediatrics Corp.*	10	431
Alector, Inc.*	42	427
Heidrick & Struggles International, Inc.	13	421
ACCO Brands Corp.	64	418
Franklin Covey Co.*	9	416
Vanda Pharmaceuticals, Inc.*	38	414
Rocket Pharmaceuticals, Inc.*	30	413
Cutera, Inc.*	11	412
Deciphera Pharmaceuticals, Inc.*	31	408
Collegium Pharmaceutical, Inc.*	23	408
Theravance Biopharma, Inc.*	44	399
TrueBlue, Inc.*	22	394
NanoString Technologies, Inc.*	31	394
DocGo, Inc.*	55	393
Agiliti, Inc.*	19	390
Cardiovascular Systems, Inc.*	27	388
Paya Holdings, Inc.*	59	388
Inogen, Inc.*	16	387
Viad Corp.*	14	386
Sana Biotechnology, Inc.*	60	386
Mission Produce, Inc.*	27	385
National Research Corp. — Class A	10	383
Forrester Research, Inc.*	8	383
TG Therapeutics, Inc.*	90	382
Verve Therapeutics, Inc.*	25	382
Invitae Corp.*,1	156	381
Nurix Therapeutics, Inc.*	30	380
Y-mAbs Therapeutics, Inc.*	25	378
Geron Corp.*	244	378
CTI BioPharma Corp.*	63	376
I3 Verticals, Inc. — Class A*	15	375
Quanterix Corp.*	23	372
Hanger, Inc.*	26	372
SIGA Technologies, Inc.	32	371
Atea Pharmaceuticals, Inc.*	52	369
Morphic Holding, Inc.*	17	369
Barrett Business Services, Inc.	5	364
Arlo Technologies, Inc.*	58	364
Marathon Digital Holdings, Inc.*,1	68	363
Coherus Biosciences, Inc.*	50	362
Relmada Therapeutics, Inc.*	19	361
BrightView Holdings, Inc.*	30	360
Gossamer Bio, Inc.*	43	360
Carriage Services, Inc. — Class A	9	357
PMV Pharmaceuticals, Inc.*	25	356
Agenus, Inc.*	183	355
Tootsie Roll Industries, Inc.	10	353
Castle Biosciences, Inc.*	16	351
Replimune Group, Inc.*	20	350
NGM Biopharmaceuticals, Inc.*	27	346
Ennis, Inc.	17	344
Hackett Group, Inc.	18	341
Point Biopharma Global, Inc.*	50	340
Oscar Health, Inc. — Class A*	80	340
Pulmonx Corp.*	23	338
Sangamo Therapeutics, Inc.*	81	335

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Surmodics, Inc.*	9	$335
Radius Health, Inc.*	32	332
Ideaya Biosciences, Inc.*	24	331
Riot Blockchain, Inc.*,1	79	331
2seventy bio, Inc.*	25	330
Treace Medical Concepts, Inc.*	23	330
iTeos Therapeutics, Inc.*	16	330
Ocugen, Inc.*,1	145	329
RAPT Therapeutics, Inc.*	18	328
Design Therapeutics, Inc.*	23	322
Senseonics Holdings, Inc.*	311	320
PetIQ, Inc.*	19	319
Community Health Systems, Inc.*	85	319
Benson Hill, Inc.*	116	318
BioLife Solutions, Inc.*	23	318
Nano-X Imaging Ltd.*,1	28	316
Alphatec Holdings, Inc.*	48	314
Seer, Inc.*	35	313
Eagle Pharmaceuticals, Inc.*	7	311
Orthofix Medical, Inc.*	13	306
Aaron’s Company, Inc.	21	306
Cass Information Systems, Inc.	9	304
Keros Therapeutics, Inc.*	11	304
SI-BONE, Inc.*	23	304
Central Garden & Pet Co.*	7	297
Accolade, Inc.*	40	296
DICE Therapeutics, Inc.*	19	295
Vaxart, Inc.*,1	84	294
23andMe Holding Co. — Class A*	117	290
Day One Biopharmaceuticals, Inc.*	16	286
AnaptysBio, Inc.*	14	284
Transcat, Inc.*	5	284
MaxCyte, Inc.*	59	279
Evolus, Inc.*	24	278
Adicet Bio, Inc.*	19	277
Butterfly Network, Inc.*	90	276
Cara Therapeutics, Inc.*	30	274
Esperion Therapeutics, Inc.*	43	273
Bionano Genomics, Inc.*	198	273
Mersana Therapeutics, Inc.*	59	273
LifeStance Health Group, Inc.*	49	272
Turning Point Brands, Inc.	10	271
Nkarta, Inc.*	22	271
Cogent Biosciences, Inc.*	30	271
Phibro Animal Health Corp. — Class A	14	268
Vectrus, Inc.*	8	268
ANI Pharmaceuticals, Inc.*	9	267
Affimed N.V.*	96	266
ViewRay, Inc.*	100	265
Kezar Life Sciences, Inc.*	32	265
MiMedx Group, Inc.*	76	264
Sterling Check Corp.*	16	261
Inovio Pharmaceuticals, Inc.*	149	258
Cullinan Oncology, Inc.*	20	256
Nuvation Bio, Inc.*	79	256
Kinnate Biopharma, Inc.*	20	252
Arcturus Therapeutics Holdings, Inc.*	16	252
ADMA Biologics, Inc.*	126	249
European Wax Center, Inc. — Class A	14	247
Protagonist Therapeutics, Inc.*	31	245
Erasca, Inc.*	44	245
Imago Biosciences, Inc.*	18	241
Aerie Pharmaceuticals, Inc.*	32	240
Bright Health Group, Inc.*	131	238
Albireo Pharma, Inc.*	12	238
WW International, Inc.*	37	236
Intercept Pharmaceuticals, Inc.*	17	235
Karyopharm Therapeutics, Inc.*	52	235
22nd Century Group, Inc.*	110	234
Cue Health, Inc.*	73	234
Pennant Group, Inc.*	18	231
Organogenesis Holdings, Inc.*	47	229
Inhibrx, Inc.*	20	227
Zimvie, Inc.*	14	224
Custom Truck One Source, Inc.*	40	224
Anika Therapeutics, Inc.*	10	223
Vivint Smart Home, Inc.*	64	223
Tricida, Inc.*	23	223
Amneal Pharmaceuticals, Inc.*	70	223
Seneca Foods Corp. — Class A*	4	222
Axogen, Inc.*	27	221
Willdan Group, Inc.*	8	221
Core Scientific, Inc.*	148	220
C4 Therapeutics, Inc.*	29	219
Tejon Ranch Co.*	14	217
Instil Bio, Inc.*	47	217
Mirum Pharmaceuticals, Inc.*	11	214
American Public Education, Inc.*	13	210
Generation Bio Co.*	32	210
Ocular Therapeutix, Inc.*	52	209
Tattooed Chef, Inc.*	33	208
ImmunityBio, Inc.*,1	55	205
Kiniksa Pharmaceuticals Ltd. — Class A*	21	203
Caribou Biosciences, Inc.*	37	201
Bluebird Bio, Inc.*	48	199
Stoke Therapeutics, Inc.*	15	198
Arbutus Biopharma Corp.*	73	198
RxSight, Inc.*	14	197
Viridian Therapeutics, Inc.*	17	197
Heron Therapeutics, Inc.*	70	195
Foghorn Therapeutics, Inc.*	14	190
Berkeley Lights, Inc.*	38	189
Vita Coco Company, Inc.*	19	186
Monte Rosa Therapeutics, Inc.*	19	184
Ventyx Biosciences, Inc.*	15	183
Akero Therapeutics, Inc.*	19	180
Landec Corp.*	18	179
Eiger BioPharmaceuticals, Inc.*	28	176
Kodiak Sciences, Inc.*	23	176
Tarsus Pharmaceuticals, Inc.*	12	175
Vital Farms, Inc.*	20	175
Whole Earth Brands, Inc.*	28	174

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Vintage Wine Estates, Inc.*	22	$173
Forma Therapeutics Holdings, Inc.*	25	172
Utah Medical Products, Inc.	2	172
Bioxcel Therapeutics, Inc.*	13	172
Aura Biosciences, Inc.*	12	170
iRadimed Corp.	5	170
CinCor Pharma, Inc.*	9	170
AppHarvest, Inc.*	48	168
KalVista Pharmaceuticals, Inc.*	17	167
Seres Therapeutics, Inc.*	48	165
Information Services Group, Inc.	24	162
ShotSpotter, Inc.*	6	161
Edgewise Therapeutics, Inc.*	20	159
Universal Technical Institute, Inc.*	22	157
Sutro Biopharma, Inc.*	30	156
Distribution Solutions Group, Inc.*	3	154
Amylyx Pharmaceuticals, Inc.*	8	154
Joint Corp.*	10	153
Provention Bio, Inc.*	38	152
MeiraGTx Holdings plc*	20	151
Nuvalent, Inc. — Class A*	11	149
Janux Therapeutics, Inc.*	12	147
CareMax, Inc.*	40	145
Singular Genomics Systems, Inc.*	38	145
Tango Therapeutics, Inc.*	32	145
Dyne Therapeutics, Inc.*	21	144
Quantum-Si, Inc.*	62	144
Bioventus, Inc. — Class A*	21	143
Alico, Inc.	4	143
EyePoint Pharmaceuticals, Inc.*	18	142
Akoya Biosciences, Inc.*	11	141
4D Molecular Therapeutics, Inc.*	20	140
Liquidia Corp.*	32	140
BRC, Inc. — Class A*	17	139
Xeris Biopharma Holdings, Inc.*	90	139
Village Super Market, Inc. — Class A	6	137
SeaSpine Holdings Corp.*	24	136
OraSure Technologies, Inc.*	50	135
Phathom Pharmaceuticals, Inc.*	16	135
Sema4 Holdings Corp.*	107	135
Rigel Pharmaceuticals, Inc.*	117	132
HF Foods Group, Inc.*	25	130
Moneylion, Inc.*	98	129
PFSweb, Inc.*	11	129
Honest Company, Inc.*	44	129
Arcellx, Inc.*	7	127
IGM Biosciences, Inc.*	7	126
Alta Equipment Group, Inc.*	14	126
Aadi Bioscience, Inc.*	10	123
Vera Therapeutics, Inc.*	9	122
ALX Oncology Holdings, Inc.*	15	121
MacroGenics, Inc.*	41	121
Zynex, Inc.	15	120
Absci Corp.*	36	120
Chimerix, Inc.*	57	119
Century Therapeutics, Inc.*	14	118
VistaGen Therapeutics, Inc.*	132	116
Inotiv, Inc.*	12	115
Adagio Therapeutics, Inc.*,1	35	115
Fulcrum Therapeutics, Inc.*	23	113
Vicarious Surgical, Inc.*,1	37	109
Tenaya Therapeutics, Inc.*	19	107
VBI Vaccines, Inc.*	131	106
Immunovant, Inc.*	27	105
Kronos Bio, Inc.*	28	102
Spire Global, Inc.*	85	99
HilleVax, Inc.*	9	98
Rent the Runway, Inc. — Class A*,1	32	98
Nature’s Sunshine Products, Inc.*	9	96
Natural Grocers by Vitamin Cottage, Inc.	6	96
Tactile Systems Technology, Inc.*	13	95
Aerovate Therapeutics, Inc.*	6	94
Alpine Immune Sciences, Inc.*	11	94
Lexicon Pharmaceuticals, Inc.*	49	91
Precigen, Inc.*	68	91
Jounce Therapeutics, Inc.*	29	88
Nautilus Biotechnology, Inc.*	32	86
Icosavax, Inc.*	15	86
Beachbody Company, Inc.*	71	85
Science 37 Holdings, Inc.*	42	84
Rallybio Corp.*	11	83
Allovir, Inc.*	21	82
Bakkt Holdings, Inc.*	39	82
Outlook Therapeutics, Inc.*	80	82
Endo International plc*	159	74
Babylon Holdings Ltd. — Class A*	74	72
ATI Physical Therapy, Inc.*	51	72
Athira Pharma, Inc.*	23	70
Aveanna Healthcare Holdings, Inc.*	30	68
Talaris Therapeutics, Inc.*	15	68
Theseus Pharmaceuticals, Inc.*	12	66
Quad/Graphics, Inc.*	24	66
Oncology Institute, Inc.*	13	66
StoneMor, Inc.*	19	65
Tyra Biosciences, Inc.*	9	64
Praxis Precision Medicines, Inc.*	26	64
P3 Health Partners, Inc.*	17	63
PepGen, Inc.*	6	60
Pardes Biosciences, Inc.*	19	58
Innovage Holding Corp.*	13	57
Bird Global, Inc. — Class A*	116	51
AirSculpt Technologies, Inc.*	8	47
Thorne HealthTech, Inc.*	9	44
MarketWise, Inc.*	12	43
Local Bounti Corp.*	13	41
Priority Technology Holdings, Inc.*	12	40
Humacyte, Inc.*	12	39
Celularity, Inc.*	11	37
Cipher Mining, Inc.*	26	36
Alpha Teknova, Inc.*	4	34
Redbox Entertainment, Inc.*	4	30
CompoSecure, Inc.*	5	26

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Enochian Biosciences, Inc.*	13	$25
AN2 Therapeutics, Inc.*	3	23
Greenidge Generation Holdings, Inc.*	9	23
GreenLight Biosciences Holdings PBC*	10	22
Wejo Group Ltd.*	16	19
Owlet, Inc.*	11	19
Boxed, Inc.*	8	15
Leafly Holdings, Inc.*	3	13
Gelesis Holdings, Inc.*	7	11
Tenon Medical, Inc.*	2	4
Tonix Pharmaceuticals Holding Corp.*	1	1
Total Consumer, Non-cyclical		371,614

Industrial - 6.2%
Chart Industries, Inc.*	25	4,185
RBC Bearings, Inc.*	19	3,514
EMCOR Group, Inc.	34	3,501
Saia, Inc.*	18	3,384
Exponent, Inc.	35	3,201
Simpson Manufacturing Company, Inc.	29	2,918
Novanta, Inc.*	24	2,910
UFP Industries, Inc.	41	2,794
Evoqua Water Technologies Corp.*	80	2,601
Applied Industrial Technologies, Inc.	26	2,500
Casella Waste Systems, Inc. — Class A*	34	2,471
Atkore International Group, Inc.*	29	2,407
Fluor Corp.*	96	2,337
Watts Water Technologies, Inc. — Class A	19	2,334
John Bean Technologies Corp.	21	2,319
Zurn Water Solutions Corp.	84	2,288
Franklin Electric Company, Inc.	31	2,271
GATX Corp.	24	2,260
Aerojet Rocketdyne Holdings, Inc.*	54	2,192
Welbilt, Inc.*	89	2,119
Fabrinet*	25	2,028
Mueller Industries, Inc.	38	2,025
Hillenbrand, Inc.	49	2,007
Comfort Systems USA, Inc.	24	1,996
Matson, Inc.	27	1,968
Summit Materials, Inc. — Class A*	80	1,863
Dycom Industries, Inc.*	20	1,861
Advanced Energy Industries, Inc.	25	1,824
Bloom Energy Corp. — Class A*	110	1,815
Werner Enterprises, Inc.	44	1,696
Sanmina Corp.*	41	1,670
Forward Air Corp.	18	1,655
Albany International Corp. — Class A	21	1,655
EnerSys	28	1,651
AAON, Inc.	30	1,643
Hub Group, Inc. — Class A*	23	1,632
Badger Meter, Inc.	20	1,618
Cactus, Inc. — Class A	40	1,611
Boise Cascade Co.	27	1,606
Vishay Intertechnology, Inc.	90	1,604
Belden, Inc.	30	1,598
SPX Corp.*	30	1,585
Altra Industrial Motion Corp.	44	1,551
Golar LNG Ltd.*	68	1,547
Itron, Inc.*	31	1,532
Arcosa, Inc.	33	1,532
Brady Corp. — Class A	32	1,512
Moog, Inc. — Class A	19	1,508
Plexus Corp.*	19	1,491
O-I Glass, Inc.*	106	1,484
Kadant, Inc.	8	1,459
Helios Technologies, Inc.	22	1,458
Federal Signal Corp.	40	1,424
Trinity Industries, Inc.	57	1,381
Encore Wire Corp.	13	1,351
Frontdoor, Inc.*	56	1,349
AeroVironment, Inc.*	16	1,315
Kennametal, Inc.	56	1,301
Energizer Holdings, Inc.	45	1,276
Terex Corp.	46	1,259
Mueller Water Products, Inc. — Class A	106	1,243
ArcBest Corp.	17	1,196
Scorpio Tankers, Inc.	34	1,173
Atlas Air Worldwide Holdings, Inc.*	19	1,173
Kratos Defense & Security Solutions, Inc.*	84	1,166
ESCO Technologies, Inc.	17	1,162
Masonite International Corp.*	15	1,152
Air Transport Services Group, Inc.*	40	1,149
EnPro Industries, Inc.	14	1,147
Greif, Inc. — Class A	18	1,123
Knowles Corp.*	61	1,057
Cornerstone Building Brands, Inc.*	43	1,053
NV5 Global, Inc.*	9	1,051
Materion Corp.	14	1,032
CSW Industrials, Inc.	10	1,030
Barnes Group, Inc.	33	1,028
Worthington Industries, Inc.	22	970
MYR Group, Inc.*	11	969
Golden Ocean Group Ltd.	83	966
AAR Corp.*	23	962
GrafTech International Ltd.	133	940
OSI Systems, Inc.*	11	940
Lindsay Corp.	7	930
CryoPort, Inc.*	30	929
Proto Labs, Inc.*	19	909
Granite Construction, Inc.	31	903
Griffon Corp.	31	869
TTM Technologies, Inc.*	69	863
Gibraltar Industries, Inc.*	22	853
JELD-WEN Holding, Inc.*	58	846
Joby Aviation, Inc.*	169	830
Vicor Corp.*	15	821
Alamo Group, Inc.	7	815
TriMas Corp.	29	803
Greenbrier Companies, Inc.	22	792
Hillman Solutions Corp.*	91	786
Primoris Services Corp.	36	783
Xometry, Inc. — Class A*	23	781
Enerpac Tool Group Corp.	41	780

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Tennant Co.	13	$770
Sturm Ruger & Company, Inc.	12	764
Frontline Ltd.*	85	753
SFL Corporation Ltd.	78	740
Energy Recovery, Inc.*	38	738
CTS Corp.	21	715
International Seaways, Inc.	33	700
AZZ, Inc.	17	694
Standex International Corp.	8	678
Marten Transport Ltd.	40	673
PGT Innovations, Inc.*	40	666
Enovix Corp.*	74	659
Montrose Environmental Group, Inc.*	19	641
Li-Cycle Holdings Corp.*	90	619
Mesa Laboratories, Inc.	3	612
Astec Industries, Inc.	15	612
Matthews International Corp. — Class A	21	602
Kaman Corp.	19	594
Apogee Enterprises, Inc.	15	588
DHT Holdings, Inc.	95	582
TimkenSteel Corp.*	31	580
Great Lakes Dredge & Dock Corp.*	44	577
Triumph Group, Inc.*	43	571
Myers Industries, Inc.	25	568
Construction Partners, Inc. — Class A*	27	565
Rocket Lab USA, Inc.*	145	550
Benchmark Electronics, Inc.	24	541
Columbus McKinnon Corp.	19	539
Mirion Technologies, Inc.*	93	536
PureCycle Technologies, Inc.*	72	534
FLEX LNG Ltd.	19	520
Janus International Group, Inc.*	55	497
American Woodmark Corp.*	11	495
Ichor Holdings Ltd.*	19	494
GoPro, Inc. — Class A*	89	492
Genco Shipping & Trading Ltd.	25	483
Eagle Bulk Shipping, Inc.	9	467
Costamare, Inc.	37	448
Heartland Express, Inc.	32	445
Sterling Infrastructure, Inc.*	20	438
Insteel Industries, Inc.	13	438
MicroVision, Inc.*	112	430
Gorman-Rupp Co.	15	425
Blink Charging Co.*,1	25	413
Napco Security Technologies, Inc.*	20	412
Smith & Wesson Brands, Inc.	31	407
UFP Technologies, Inc.*	5	398
Chase Corp.	5	389
Harsco Corp.*	53	377
FARO Technologies, Inc.*	12	370
SmartRent, Inc.*	81	366
Modine Manufacturing Co.*	34	358
Charge Enterprises, Inc.*	73	348
Ducommun, Inc.*	8	344
Argan, Inc.	9	336
Kimball Electronics, Inc.*	16	322
Dorian LPG Ltd.	21	319
Thermon Group Holdings, Inc.*	22	309
908 Devices, Inc.*	15	309
Stoneridge, Inc.*	18	309
nLight, Inc.*	30	307
DXP Enterprises, Inc.*	10	306
Heritage-Crystal Clean, Inc.*	11	297
LSB Industries, Inc.*	21	291
Pactiv Evergreen, Inc.	29	289
Luxfer Holdings plc	19	287
Nordic American Tankers Ltd.	129	275
Teekay Tankers Ltd. — Class A*	15	264
Haynes International, Inc.	8	262
Archer Aviation, Inc. — Class A*	84	259
Tutor Perini Corp.*	29	255
Manitowoc Company, Inc.*	24	253
Greif, Inc. — Class B	4	249
Babcock & Wilcox Enterprises, Inc.*	40	241
Ryerson Holding Corp.	11	234
Vishay Precision Group, Inc.*	8	233
AMMO, Inc.*,1	59	227
Hyster-Yale Materials Handling, Inc.	7	225
Cadre Holdings, Inc.	11	216
Omega Flex, Inc.	2	215
CIRCOR International, Inc.*	13	213
Northwest Pipe Co.*	7	210
Latham Group, Inc.*	30	208
Allied Motion Technologies, Inc.	9	206
Ranpak Holdings Corp.*	29	203
National Presto Industries, Inc.	3	197
Radiant Logistics, Inc.*	26	193
Safe Bulkers, Inc.	50	191
IES Holdings, Inc.*	6	181
Eastman Kodak Co.*	39	181
Olympic Steel, Inc.	7	180
Tredegar Corp.	18	180
Daseke, Inc.*	28	179
Covenant Logistics Group, Inc. — Class A	7	176
CyberOptics Corp.*	5	175
Identiv, Inc.*	15	174
Centrus Energy Corp. — Class A*	7	173
Astronics Corp.*	17	173
Ardmore Shipping Corp.*	24	167
Park Aerospace Corp.	13	166
Comtech Telecommunications Corp.	18	163
AerSale Corp.*	11	160
ESS Tech, Inc.*	55	154
Evolv Technologies Holdings, Inc.*	57	152
Powell Industries, Inc.	6	140
Pure Cycle Corp.*	13	137
Caesarstone Ltd.	15	137
Universal Logistics Holdings, Inc.	5	137
Sarcos Technology and Robotics Corp.*	51	136
Teekay Corp.*	47	135
Sight Sciences, Inc.*	15	135
Akoustis Technologies, Inc.*	35	129

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Astra Space, Inc.*,1	98	$127
View, Inc.*	76	123
Turtle Beach Corp.*	10	122
NuScale Power Corp.*	12	120
PAM Transportation Services, Inc.*	4	110
Concrete Pumping Holdings, Inc.*	18	109
Volta, Inc.*	83	108
Hydrofarm Holdings Group, Inc.*	30	104
Momentus, Inc.*	37	80
Karat Packaging, Inc.*	4	68
Atlas Technical Consultants, Inc.*	12	63
NL Industries, Inc.	6	59
Transphorm, Inc.*	15	57
Berkshire Grey, Inc.*	33	48
Redwire Corp.*,1	13	40
AEye, Inc.*	18	34
Fathom Digital Manufacturing C*	7	27
Total Industrial		199,966

Consumer, Cyclical - 5.4%
Murphy USA, Inc.	15	3,493
Texas Roadhouse, Inc. — Class A	46	3,367
Light & Wonder, Inc. — Class A*	66	3,101
Asbury Automotive Group, Inc.*	15	2,540
Avient Corp.	62	2,485
Fox Factory Holding Corp.*	29	2,336
Hilton Grand Vacations, Inc.*	61	2,179
Goodyear Tire & Rubber Co.*	190	2,035
Academy Sports & Outdoors, Inc.	57	2,026
Crocs, Inc.*	41	1,995
Dorman Products, Inc.*	18	1,975
Visteon Corp.*	19	1,968
Callaway Golf Co.*	95	1,938
Resideo Technologies, Inc.*	98	1,903
LCI Industries	17	1,902
Beacon Roofing Supply, Inc.*	37	1,900
Adient plc*	64	1,896
Group 1 Automotive, Inc.	11	1,868
Papa John’s International, Inc.	22	1,838
Taylor Morrison Home Corp. — Class A*	78	1,822
Meritage Homes Corp.*	25	1,812
FirstCash Holdings, Inc.	26	1,807
Spirit Airlines, Inc.*	74	1,764
Meritor, Inc.*	48	1,744
Steven Madden Ltd.	54	1,739
UniFirst Corp.	10	1,722
Signet Jewelers Ltd.	32	1,711
Skyline Champion Corp.*	36	1,707
Sonos, Inc.*	87	1,569
KB Home	54	1,537
National Vision Holdings, Inc.*	55	1,513
Wingstop, Inc.	20	1,495
Nu Skin Enterprises, Inc. — Class A	34	1,472
Foot Locker, Inc.	56	1,414
Rush Enterprises, Inc. — Class A	29	1,398
Boot Barn Holdings, Inc.*	20	1,378
Gentherm, Inc.*	22	1,373
SeaWorld Entertainment, Inc.*	31	1,370
MillerKnoll, Inc.	52	1,366
Cracker Barrel Old Country Store, Inc.	16	1,336
Installed Building Products, Inc.	16	1,331
GMS, Inc.*	29	1,291
Kontoor Brands, Inc.	38	1,268
International Game Technology plc	68	1,262
MDC Holdings, Inc.	39	1,260
Allegiant Travel Co. — Class A*	11	1,244
Dana, Inc.	88	1,238
PriceSmart, Inc.	17	1,218
LGI Homes, Inc.*	14	1,217
KAR Auction Services, Inc.*	82	1,211
Red Rock Resorts, Inc. — Class A	36	1,201
Tri Pointe Homes, Inc.*	70	1,181
Cavco Industries, Inc.*	6	1,176
American Eagle Outfitters, Inc.[1]	105	1,174
Cinemark Holdings, Inc.*	74	1,111
Wolverine World Wide, Inc.	54	1,089
Veritiv Corp.*	10	1,086
Winnebago Industries, Inc.	22	1,068
Vista Outdoor, Inc.*	38	1,060
HNI Corp.	29	1,006
Bloomin’ Brands, Inc.	60	997
Shake Shack, Inc. — Class A*	25	987
Everi Holdings, Inc.*	60	979
Oxford Industries, Inc.	11	976
Tenneco, Inc. — Class A*	56	961
Acushnet Holdings Corp.	23	959
Luminar Technologies, Inc.*	161	955
Dave & Buster’s Entertainment, Inc.*	29	951
Fisker, Inc.*	110	943
Nikola Corp.*,1	198	942
Virgin Galactic Holdings, Inc.*,1	154	927
Methode Electronics, Inc.	25	926
Century Communities, Inc.	20	899
Cheesecake Factory, Inc.	34	898
Madison Square Garden Entertainment Corp.*	17	895
ODP Corp.*	29	877
Healthcare Services Group, Inc.	50	870
Sally Beauty Holdings, Inc.*	73	870
World Fuel Services Corp.	42	859
Urban Outfitters, Inc.*	45	840
Jack in the Box, Inc.	14	785
Patrick Industries, Inc.	15	778
M/I Homes, Inc.*	19	754
Malibu Boats, Inc. — Class A*	14	738
SkyWest, Inc.*	34	723
Dine Brands Global, Inc.	11	716
Lions Gate Entertainment Corp. — Class B*	79	698
Proterra, Inc.*,1	150	696
XPEL, Inc.*	15	689
La-Z-Boy, Inc.	29	688
TuSimple Holdings, Inc. — Class A*	95	687

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Qurate Retail, Inc. — Class A	236	$677
Franchise Group, Inc.	19	666
Dillard’s, Inc. — Class A	3	662
iRobot Corp.*	18	661
Caleres, Inc.	25	656
Warby Parker, Inc. — Class A*	57	642
Brinker International, Inc.*	29	639
H&E Equipment Services, Inc.	22	637
Standard Motor Products, Inc.	14	630
Liberty Media Corporation-Liberty Braves — Class C*	26	624
Steelcase, Inc. — Class A	58	622
G-III Apparel Group Ltd.*	30	607
American Axle & Manufacturing Holdings, Inc.*	77	580
Abercrombie & Fitch Co. — Class A*	34	575
Camping World Holdings, Inc. — Class A1	26	561
IMAX Corp.*	33	557
Buckle, Inc.	20	554
Golden Entertainment, Inc.*	14	554
Bally’s Corp.*	27	534
ScanSource, Inc.*	17	529
Titan International, Inc.*	35	528
Monarch Casino & Resort, Inc.*	9	528
Clean Energy Fuels Corp.*	115	515
Sonic Automotive, Inc. — Class A	14	513
Designer Brands, Inc. — Class A	39	509
MarineMax, Inc.*	14	506
Interface, Inc. — Class A	40	502
Funko, Inc. — Class A*	22	491
Hawaiian Holdings, Inc.*	34	487
Arko Corp.	58	473
Sleep Number Corp.*	15	464
Genesco, Inc.*	9	449
Wabash National Corp.	33	448
Douglas Dynamics, Inc.	15	431
Shyft Group, Inc.	23	428
Accel Entertainment, Inc.*	40	425
Chico’s FAS, Inc.*	83	413
Sun Country Airlines Holdings, Inc.*	22	403
America’s Car-Mart, Inc.*	4	402
BlueLinx Holdings, Inc.*	6	401
Big Lots, Inc.	19	398
Hibbett, Inc.	9	393
Guess?, Inc.	23	392
Winmark Corp.	2	391
indie Semiconductor, Inc. — Class A*	68	388
A-Mark Precious Metals, Inc.	12	387
Clarus Corp.	20	380
Life Time Group Holdings, Inc.*	29	374
Lions Gate Entertainment Corp. — Class A*	40	372
Green Brick Partners, Inc.*	19	372
Holley, Inc.*	35	367
Ruth’s Hospitality Group, Inc.	22	358
Denny’s Corp.*	41	356
PC Connection, Inc.	8	352
Children’s Place, Inc.*	9	350
Movado Group, Inc.	11	340
Ermenegildo Zegna Holditalia SpA	32	338
BJ’s Restaurants, Inc.*	15	325
OneSpaWorld Holdings Ltd.*	45	323
Titan Machinery, Inc.*	14	314
Vizio Holding Corp. — Class A*	46	314
TravelCenters of America, Inc.*	9	310
Global Industrial Co.	9	304
Ethan Allen Interiors, Inc.	15	303
Sovos Brands, Inc.*	19	302
RCI Hospitality Holdings, Inc.	6	290
Hyliion Holdings Corp.*,1	90	290
Zumiez, Inc.*	11	286
PetMed Express, Inc.	14	279
Sportsman’s Warehouse Holdings, Inc.*	29	278
EVgo, Inc.*	46	277
Bowlero Corp.*	26	275
Bed Bath & Beyond, Inc.*,1	54	268
OneWater Marine, Inc. — Class A*	8	264
VSE Corp.	7	263
REV Group, Inc.	24	261
Shoe Carnival, Inc.	12	259
Chuy’s Holdings, Inc.*	13	259
Microvast Holdings, Inc.*	116	257
Workhorse Group, Inc.*	99	257
MasterCraft Boat Holdings, Inc.*	12	253
Rite Aid Corp.*	37	249
Rush Enterprises, Inc. — Class B	5	248
Lovesac Co.*	9	247
Johnson Outdoors, Inc. — Class A	4	245
Beazer Homes USA, Inc.*	20	241
Marcus Corp.*	16	236
Frontier Group Holdings, Inc.*,1	25	234
Haverty Furniture Companies, Inc.	10	232
Bluegreen Vacations Holding Corp.	9	225
Hudson Technologies, Inc.*	29	218
Portillo’s, Inc. — Class A*	13	213
Wheels Up Experience, Inc.*	108	211
Aeva Technologies, Inc.*	66	207
Universal Electronics, Inc.*	8	205
Solid Power, Inc.*	38	204
Tupperware Brands Corp.*	31	197
Kimball International, Inc. — Class B	25	192
Rush Street Interactive, Inc.*	41	191
Cenntro Electric Group Ltd.*	125	189
Aspen Aerogels, Inc.*,1	19	188
LL Flooring Holdings, Inc.*	20	187
Miller Industries, Inc.	8	181
Lindblad Expeditions Holdings, Inc.*	22	178
Hyzon Motors, Inc.*,1	60	176
Liberty Media Corporation-Liberty Braves — Class A*	7	176
Hovnanian Enterprises, Inc. — Class A*	4	171
Vinco Ventures, Inc.*	124	171

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Rocky Brands, Inc.	5	$171
Lordstown Motors Corp. — Class A*	108	171
Motorcar Parts of America, Inc.*	13	171
Big 5 Sporting Goods Corp.	15	168
Fossil Group, Inc.*	32	165
Forestar Group, Inc.*	12	164
Build-A-Bear Workshop, Inc. — Class A	10	164
Dream Finders Homes, Inc. — Class A*	14	149
Kura Sushi USA, Inc. — Class A*	3	149
Canoo, Inc.*	78	144
Superior Group of Companies, Inc.	8	142
Citi Trends, Inc.*	6	142
GrowGeneration Corp.*	39	140
Cato Corp. — Class A	12	139
Destination XL Group, Inc.*	41	139
Xponential Fitness, Inc. — Class A*	11	138
Container Store Group, Inc.*	22	137
PLBY Group, Inc.*	21	134
Full House Resorts, Inc.*	22	134
Noodles & Co.*	28	132
Weber, Inc. — Class A	18	130
Century Casinos, Inc.*	18	130
El Pollo Loco Holdings, Inc.*	13	128
Velodyne Lidar, Inc.*	131	125
NEOGAMES S.A.*	9	121
Target Hospitality Corp.*	21	120
Purple Innovation, Inc.*	37	113
Tilly’s, Inc. — Class A	16	112
ONE Group Hospitality, Inc.*	15	111
Blue Bird Corp.*	12	111
Snap One Holdings Corp.*	12	110
Sweetgreen, Inc. — Class A*	9	105
First Watch Restaurant Group, Inc.*	7	101
ThredUp, Inc. — Class A*	40	100
Lifetime Brands, Inc.	9	99
F45 Training Holdings, Inc.*	25	98
Weyco Group, Inc.	4	98
Party City Holdco, Inc.*	74	98
Traeger, Inc.*	22	94
Reservoir Media, Inc.*	14	91
Aterian, Inc.*,1	41	89
Express, Inc.*	44	86
Duluth Holdings, Inc. — Class B*	9	86
Tile Shop Holdings, Inc.	25	77
Lightning eMotors, Inc.*	27	75
Conn’s, Inc.*	9	72
Xos, Inc.*	37	68
Marine Products Corp.	6	57
JOANN, Inc.	7	54
Landsea Homes Corp.*	7	47
Torrid Holdings, Inc.*	10	43
Sonder Holdings, Inc.*	30	31
CompX International, Inc.	1	23
Mullen Automotive, Inc.*	10	10
Cepton, Inc.*	5	8
Total Consumer, Cyclical		172,177

Technology - 5.1%
Sailpoint Technologies Holdings, Inc.*	63	3,949
Silicon Laboratories, Inc.*	25	3,506
Tenable Holdings, Inc.*	75	3,406
CMC Materials, Inc.	19	3,315
Qualys, Inc.*	26	3,280
ExlService Holdings, Inc.*	22	3,241
Synaptics, Inc.*	27	3,187
Power Integrations, Inc.	39	2,925
SPS Commerce, Inc.*	25	2,826
Maximus, Inc.	42	2,625
Rapid7, Inc.*	39	2,605
Blackline, Inc.*	37	2,464
Onto Innovation, Inc.*	34	2,371
Semtech Corp.*	43	2,364
Ziff Davis, Inc.*	31	2,310
Box, Inc. — Class A*	88	2,212
Varonis Systems, Inc.*	74	2,170
DigitalOcean Holdings, Inc.*,1	52	2,151
Workiva, Inc.*	32	2,112
FormFactor, Inc.*	53	2,053
ACI Worldwide, Inc.*	78	2,019
Envestnet, Inc.*	37	1,953
Diodes, Inc.*	30	1,937
ManTech International Corp. — Class A	20	1,909
CommVault Systems, Inc.*	30	1,887
Altair Engineering, Inc. — Class A*	35	1,838
Verint Systems, Inc.*	43	1,821
Insight Enterprises, Inc.*	21	1,812
Blackbaud, Inc.*	31	1,800
Sprout Social, Inc. — Class A*	31	1,800
SiTime Corp.*	11	1,793
Evolent Health, Inc. — Class A*	56	1,720
Kulicke & Soffa Industries, Inc.	39	1,670
MaxLinear, Inc. — Class A*	49	1,665
Ambarella, Inc.*	25	1,637
NetScout Systems, Inc.*	48	1,625
Rambus, Inc.*	74	1,590
MACOM Technology Solutions Holdings, Inc.*	34	1,567
Verra Mobility Corp.*	99	1,555
PagerDuty, Inc.*	58	1,437
Duolingo, Inc.*	16	1,401
Progress Software Corp.	30	1,359
CSG Systems International, Inc.	22	1,313
Appian Corp.*,1	27	1,279
Super Micro Computer, Inc.*	31	1,251
Axcelis Technologies, Inc.*	22	1,207
Appfolio, Inc. — Class A*	13	1,178
Amkor Technology, Inc.	69	1,170
Xerox Holdings Corp.	78	1,158
Allscripts Healthcare Solutions, Inc.*	77	1,142
Digital Turbine, Inc.*	62	1,083
E2open Parent Holdings, Inc.*	135	1,050
Xperi Holding Corp.	71	1,025
Apollo Medical Holdings, Inc.*	26	1,003

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
MicroStrategy, Inc. — Class A*,1	6	$986
Schrodinger Incorporated/United States*	37	977
1Life Healthcare, Inc.*	122	956
Ping Identity Holding Corp.*	52	943
Parsons Corp.*	23	930
Ultra Clean Holdings, Inc.*	31	923
Cohu, Inc.*	33	916
TTEC Holdings, Inc.	13	883
Fastly, Inc. — Class A*	76	882
Asana, Inc. — Class A*	50	879
C3.ai, Inc. — Class A*	47	858
Privia Health Group, Inc.*	29	844
Clear Secure, Inc. — Class A*	42	840
3D Systems Corp.*	86	834
Phreesia, Inc.*	33	825
Impinj, Inc.*	14	821
Photronics, Inc.*	41	799
Momentive Global, Inc.*	90	792
Duck Creek Technologies, Inc.*	52	772
KnowBe4, Inc. — Class A*	49	765
Everbridge, Inc.*	27	753
PROS Holdings, Inc.*	28	734
BigCommerce Holdings, Inc.*	43	697
Zuora, Inc. — Class A*	77	689
Cerence, Inc.*	27	681
LivePerson, Inc.*	48	679
PAR Technology Corp.*	18	675
NextGen Healthcare, Inc.*	38	663
Veeco Instruments, Inc.*	34	660
Alignment Healthcare, Inc.*	57	650
Avid Technology, Inc.*	24	623
Agilysys, Inc.*	13	615
Model N, Inc.*	24	614
AvidXchange Holdings, Inc.*	99	608
Olo, Inc. — Class A*	61	602
Domo, Inc. — Class B*	21	584
Digi International, Inc.*	23	557
Donnelley Financial Solutions, Inc.*	19	557
ACM Research, Inc. — Class A*	33	555
Grid Dynamics Holdings, Inc.*	33	555
Amplitude, Inc. — Class A*	38	543
Simulations Plus, Inc.	11	543
Matterport, Inc.*	148	542
Unisys Corp.*	45	541
SMART Global Holdings, Inc.*	33	540
Health Catalyst, Inc.*	37	536
Sapiens International Corporation N.V.	21	508
CEVA, Inc.*	15	503
Alpha & Omega Semiconductor Ltd.*	15	500
ACV Auctions, Inc. — Class A*	76	497
Conduent, Inc.*	115	497
Cardlytics, Inc.*	22	491
Consensus Cloud Solutions, Inc.*	11	481
Outset Medical, Inc.*	32	476
PDF Solutions, Inc.*	21	452
PubMatic, Inc. — Class A*	28	445
Sumo Logic, Inc.*	58	434
Pitney Bowes, Inc.	117	424
N-able, Inc.*	46	414
ForgeRock, Inc. — Class A*	19	407
Desktop Metal, Inc. — Class A*	179	394
Yext, Inc.*	81	387
8x8, Inc.*	75	386
EngageSmart, Inc.*	24	386
AvePoint, Inc.*	87	378
PowerSchool Holdings, Inc. — Class A*	31	374
Hims & Hers Health, Inc.*	82	371
IonQ, Inc.*,1	81	355
Corsair Gaming, Inc.*,1	26	341
American Software, Inc. — Class A	21	339
BTRS Holdings, Inc. — Class 1*	68	339
SolarWinds Corp.	33	338
Alkami Technology, Inc.*	24	333
OneSpan, Inc.*	27	321
Computer Programs and Systems, Inc.*	10	320
Ebix, Inc.[1]	18	304
Bandwidth, Inc. — Class A*	16	301
Telos Corp.*	37	299
Blend Labs, Inc. — Class A*	125	295
Upland Software, Inc.*	20	290
Vuzix Corp.*,1	40	284
Rackspace Technology, Inc.*	39	280
Instructure Holdings, Inc.*	12	272
CS Disco, Inc.*	15	271
Mitek Systems, Inc.*	29	268
MeridianLink, Inc.*	16	267
ON24, Inc.*	28	266
Cvent Holding Corp.*	57	263
Daily Journal Corp.*	1	259
Integral Ad Science Holding Corp.*	26	258
Skillz, Inc.*	206	255
Playstudios, Inc.*	54	231
Cantaloupe, Inc.*	40	224
HireRight Holdings Corp.*,1	14	199
Rimini Street, Inc.*	33	198
Skillsoft Corp.*	55	194
Brightcove, Inc.*	28	177
GTY Technology Holdings, Inc.*	28	175
Faraday Future Intelligent Electric, Inc.*	67	174
Enfusion, Inc. — Class A*	17	174
AXT, Inc.*	28	164
WM Technology, Inc.*	49	161
UserTesting, Inc.*	32	161
Ouster, Inc.*	93	151
Rockley Photonics Holdings Ltd.*	69	150
Intapp, Inc.*	10	146
EverCommerce, Inc.*	16	145
Porch Group, Inc.*	55	141
Markforged Holding Corp.*	75	139
Veritone, Inc.*	21	137
eGain Corp.*	14	137
Outbrain, Inc.*	27	136

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Benefitfocus, Inc.*	17	$132
Atomera, Inc.*	14	131
Inspired Entertainment, Inc.*	15	129
Avaya Holdings Corp.*	57	128
Digimarc Corp.*	9	127
Convey Health Solutions Holdings, Inc.*	11	114
Red Violet, Inc.*	6	114
Diebold Nixdorf, Inc.*	50	113
Cerberus Cyber Sentinel Corp.*,1	31	112
Inseego Corp.*	58	110
IronNet, Inc.*	44	97
Zeta Global Holdings Corp. — Class A*	21	95
Nutex Health, Inc.*	26	84
Rigetti Computing, Inc.*,1	22	81
Arteris, Inc.*	11	77
SecureWorks Corp. — Class A*	7	76
NextNav, Inc.*	33	75
IBEX Holdings Ltd.*	4	67
Sharecare, Inc.*	42	66
Latch, Inc.*	48	55
Velo3D, Inc.*	38	52
Loyalty Ventures, Inc.*	14	50
Viant Technology, Inc. — Class A*	9	46
SkyWater Technology, Inc.*	7	42
Kaleyra, Inc.*	20	41
LiveVox Holdings, Inc.*	15	25
Weave Communications, Inc.*	3	9
Total Technology		162,232

Energy - 2.7%
Matador Resources Co.	76	3,541
Murphy Oil Corp.	100	3,019
Helmerich & Payne, Inc.	70	3,014
SM Energy Co.	82	2,804
ChampionX Corp.	139	2,759
Civitas Resources, Inc.	50	2,615
Magnolia Oil & Gas Corp. — Class A	113	2,372
Patterson-UTI Energy, Inc.	145	2,285
CNX Resources Corp.*	131	2,156
California Resources Corp.	53	2,041
Denbury, Inc.*	34	2,040
PBF Energy, Inc. — Class A*	66	1,915
Kosmos Energy Ltd.*	306	1,894
Whiting Petroleum Corp.	27	1,837
Equitrans Midstream Corp.	279	1,774
Valaris Ltd.*	41	1,732
Peabody Energy Corp.*	80	1,706
Oasis Petroleum, Inc.	13	1,581
Alpha Metallurgical Resources, Inc.	12	1,550
Arch Resources, Inc.	10	1,431
Callon Petroleum Co.*	33	1,294
Shoals Technologies Group, Inc. — Class A*	76	1,252
Delek US Holdings, Inc.	48	1,240
Liberty Energy, Inc. — Class A*	97	1,238
Sunnova Energy International, Inc.*	67	1,235
CONSOL Energy, Inc.*	23	1,136
NexTier Oilfield Solutions, Inc.*	119	1,132
Array Technologies, Inc.*	102	1,123
Northern Oil and Gas, Inc.	44	1,111
Warrior Met Coal, Inc.	35	1,071
Tellurian, Inc.*	346	1,031
Weatherford International plc*	48	1,016
Green Plains, Inc.*	36	978
FuelCell Energy, Inc.*	250	937
SunPower Corp. — Class A*	55	870
Brigham Minerals, Inc. — Class A	35	862
Centennial Resource Development, Inc. — Class A*	139	831
Laredo Petroleum, Inc.*	12	827
Nabors Industries Ltd.*	6	803
Archrock, Inc.	92	761
Comstock Resources, Inc.*	62	749
NOW, Inc.*	75	734
Oceaneering International, Inc.*	68	726
Stem, Inc.*	98	702
Talos Energy, Inc.*	45	696
CVR Energy, Inc.	20	670
Noble Corp.*	26	659
Gulfport Energy Corp.*	8	636
Archaea Energy, Inc.*	40	621
Expro Group Holdings N.V.*	53	611
Dril-Quip, Inc.*	23	593
ProPetro Holding Corp.*	59	590
US Silica Holdings, Inc.*	50	571
MRC Global, Inc.*	56	558
Tidewater, Inc.*	26	548
Par Pacific Holdings, Inc.*	33	514
Ranger Oil Corp. — Class A*	14	460
Montauk Renewables, Inc.*	44	442
Borr Drilling Ltd.*	91	420
Berry Corp.	54	412
Diamond Offshore Drilling, Inc.*	68	401
Earthstone Energy, Inc. — Class A*	29	396
Vertex Energy, Inc.*	37	389
SunCoke Energy, Inc.	56	381
Kinetik Holdings, Inc. — Class A	11	376
Bristow Group, Inc.*	16	374
RPC, Inc.*	50	346
SandRidge Energy, Inc.*	22	345
TETRA Technologies, Inc.*	84	341
REX American Resources Corp.*	4	339
Select Energy Services, Inc. — Class A*	48	327
Gevo, Inc.*	133	313
TPI Composites, Inc.*	25	313
Helix Energy Solutions Group, Inc.*	97	301
VAALCO Energy, Inc.	40	278
W&T Offshore, Inc.*	64	276
Crescent Energy Co. — Class A	22	275
Excelerate Energy, Inc. — Class A*	13	259
Aris Water Solution, Inc. — Class A	15	250
DMC Global, Inc.*	13	234

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Solaris Oilfield Infrastructure, Inc. — Class A	21	$229
Fluence Energy, Inc.*	24	228
SilverBow Resources, Inc.*	8	227
Oil States International, Inc.*	41	222
Ramaco Resources, Inc.	15	197
Sitio Royalties Corp.	8	185
Alto Ingredients, Inc.*	49	182
National Energy Services Reunited Corp.*	26	176
Newpark Resources, Inc.*	57	176
Energy Vault Holdings, Inc.*	17	170
Riley Exploration Permian, Inc.	7	169
Infrastructure and Energy Alternatives, Inc.*	21	169
Amplify Energy Corp.*	24	157
Ring Energy, Inc.*	59	157
FutureFuel Corp.	18	131
NACCO Industries, Inc. — Class A	3	114
Cleanspark, Inc.*	27	106
HighPeak Energy, Inc.	4	103
Eneti, Inc.	16	98
Aemetis, Inc.*	20	98
NextDecade Corp.*,1	21	93
Empire Petroleum Corp.*	5	59
Heliogen, Inc.*	13	27
Battalion Oil Corp.*	2	17
Total Energy		86,730

Communications - 2.2%
Vonage Holdings Corp.*	174	3,278
Iridium Communications, Inc.*	86	3,230
TEGNA, Inc.	151	3,166
Marqeta, Inc. — Class A*	293	2,376
Perficient, Inc.*	23	2,109
Viavi Solutions, Inc.*	154	2,037
DigitalBridge Group, Inc.*	401	1,957
Cogent Communications Holdings, Inc.	29	1,762
Upwork, Inc.*	81	1,675
Bumble, Inc. — Class A*	58	1,633
Cargurus, Inc.*	69	1,483
Q2 Holdings, Inc.*	38	1,466
Yelp, Inc. — Class A*	47	1,305
Calix, Inc.*	38	1,297
Maxar Technologies, Inc.	49	1,278
InterDigital, Inc.	21	1,277
TechTarget, Inc.*	19	1,249
Plantronics, Inc.*	29	1,151
Telephone & Data Systems, Inc.	68	1,074
Gray Television, Inc.	57	963
ePlus, Inc.*	18	956
Shutterstock, Inc.	16	917
CommScope Holding Company, Inc.*	139	851
Liberty Latin America Ltd. — Class C*	104	810
Magnite, Inc.*	89	790
Figs, Inc. — Class A*	86	783
Extreme Networks, Inc.*	87	776
Open Lending Corp. — Class A*	72	737
Shenandoah Telecommunications Co.	33	733
Revolve Group, Inc.*	28	725
Overstock.com, Inc.*	29	725
Infinera Corp.*	128	686
Scholastic Corp.	19	683
WideOpenWest, Inc.*	36	656
A10 Networks, Inc.	45	647
iHeartMedia, Inc. — Class A*	82	647
ContextLogic, Inc. — Class A*,1	385	616
AMC Networks, Inc. — Class A*	21	612
Vimeo, Inc.*	97	584
ADTRAN, Inc.	33	578
Sinclair Broadcast Group, Inc. — Class A	28	571
Globalstar, Inc.*,1	464	571
NeoPhotonics Corp.*	36	566
Gogo, Inc.*	34	550
Harmonic, Inc.*	62	538
Eventbrite, Inc. — Class A*	52	534
EW Scripps Co. — Class A*	40	499
Clearfield, Inc.*	8	496
EchoStar Corp. — Class A*	24	463
Planet Labs PBC*	105	455
Cars.com, Inc.*	47	443
Squarespace, Inc. — Class A*	21	439
Thryv Holdings, Inc.*	17	381
QuinStreet, Inc.*	35	352
NETGEAR, Inc.*	19	352
Consolidated Communications Holdings, Inc.*	50	350
HealthStream, Inc.*	16	347
Cyxtera Technologies, Inc.*	29	329
OptimizeRx Corp.*	12	329
Anterix, Inc.*	8	329
ATN International, Inc.	7	328
Poshmark, Inc. — Class A*	31	313
Tucows, Inc. — Class A*	7	312
fuboTV, Inc.*	121	299
Couchbase, Inc.*	18	296
ChannelAdvisor Corp.*	20	292
United States Cellular Corp.*	10	290
Boston Omaha Corp. — Class A*	14	289
Stagwell, Inc.*	53	288
Gannett Company, Inc.*	98	284
Stitch Fix, Inc. — Class A*	55	272
Clear Channel Outdoor Holdings, Inc.*	247	264
Allbirds, Inc. — Class A*	64	252
IDT Corp. — Class B*	10	252
Rover Group, Inc.*	63	237
CarParts.com, Inc.*	34	236
Liquidity Services, Inc.*	17	228
Edgio, Inc.*	93	215
Advantage Solutions, Inc.*	56	213
Liberty Latin America Ltd. — Class A*	26	203
DZS, Inc.*	12	195
Ooma, Inc.*	16	189
Credo Technology Group Holding Ltd.*,1	16	187

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Entravision Communications Corp. — Class A	40	$183
Quotient Technology, Inc.*	61	181
Aviat Networks, Inc.*	7	175
1-800-Flowers.com, Inc. — Class A*	18	171
Groupon, Inc.*	15	170
Blade Air Mobility, Inc.*,1	38	169
MediaAlpha, Inc. — Class A*	16	158
Ribbon Communications, Inc.*	49	149
RealReal, Inc.*	58	144
DHI Group, Inc.*	29	144
Focus Universal, Inc.*,1	12	137
Vivid Seats, Inc. — Class A1	17	127
Ondas Holdings, Inc.*	23	124
Preformed Line Products Co.	2	123
Cambium Networks Corp.*	8	117
EverQuote, Inc. — Class A*	13	115
Lands’ End, Inc.*	10	106
RumbleON, Inc. — Class B*	7	103
Cumulus Media, Inc. — Class A*	13	100
Casa Systems, Inc.*	24	94
1stdibs.com, Inc.*	16	91
Vacasa, Inc. — Class A*	28	81
Nerdy, Inc.*	37	79
Audacy, Inc.*	81	76
KORE Group Holdings, Inc.*	24	74
Terran Orbital Corp.*	16	73
Arena Group Holdings, Inc.*	8	72
Value Line, Inc.	1	66
Starry Group Holdings, Inc. — Class A*,1	16	66
Solo Brands, Inc. — Class A*,1	15	61
Gambling.com Group Ltd.*	6	47
BARK, Inc.*	35	45
Lulu’s Fashion Lounge Holdings, Inc.*	4	43
Urban One, Inc.*	8	34
AdTheorent Holding Company, Inc.*	11	34
Urban One, Inc.*	6	33
Inspirato, Inc.*	7	32
Innovid Corp.*	15	25
aka Brands Holding Corp.*	8	22
Total Communications		68,950

Utilities - 1.7%
Southwest Gas Holdings, Inc.	45	3,919
Black Hills Corp.	44	3,202
Portland General Electric Co.	61	2,948
ONE Gas, Inc.	36	2,923
New Jersey Resources Corp.	65	2,894
South Jersey Industries, Inc.	83	2,834
Brookfield Infrastructure Corp. — Class A	66	2,805
PNM Resources, Inc.	58	2,771
Spire, Inc.	35	2,603
Ormat Technologies, Inc.	31	2,429
ALLETE, Inc.	39	2,293
NorthWestern Corp.	37	2,180
Avista Corp.	49	2,132
American States Water Co.	25	2,038
California Water Service Group	36	2,000
Clearway Energy, Inc. — Class C	56	1,951
MGE Energy, Inc.	25	1,946
Otter Tail Corp.	28	1,880
Chesapeake Utilities Corp.	12	1,555
Northwest Natural Holding Co.	23	1,221
SJW Group	18	1,123
Middlesex Water Co.	12	1,052
Ameresco, Inc. — Class A*	22	1,002
Clearway Energy, Inc. — Class A	24	767
Unitil Corp.	11	646
York Water Co.	10	404
Artesian Resources Corp. — Class A	6	295
Altus Power, Inc.*	28	177
Global Water Resources, Inc.	9	119
FTC Solar, Inc.*	28	101
Via Renewables, Inc.	8	61
Total Utilities		54,271

Basic Materials - 1.6%
Rogers Corp.*	13	3,407
Balchem Corp.	22	2,854
Commercial Metals Co.	82	2,714
Livent Corp.*	110	2,496
Cabot Corp.	38	2,424
Sensient Technologies Corp.	28	2,256
HB Fuller Co.	36	2,168
Arconic Corp.*	72	2,020
Allegheny Technologies, Inc.*	84	1,908
Ingevity Corp.*	26	1,642
Innospec, Inc.	17	1,628
Hecla Mining Co.	363	1,423
Stepan Co.	14	1,419
Minerals Technologies, Inc.	22	1,349
Quaker Chemical Corp.	9	1,346
Tronox Holdings plc — Class A	79	1,327
Constellium SE*	84	1,110
GCP Applied Technologies, Inc.*	34	1,063
Trinseo plc	25	961
Perimeter Solutions S.A.*	83	900
Carpenter Technology Corp.	32	893
Kaiser Aluminum Corp.	11	870
Compass Minerals International, Inc.	23	814
Sylvamo Corp.	24	784
Novagold Resources, Inc.*	162	779
Orion Engineered Carbons S.A.	41	637
AdvanSix, Inc.	18	602
Schnitzer Steel Industries, Inc. — Class A	18	591
Uranium Energy Corp.*	189	582
Coeur Mining, Inc.*	189	574
Schweitzer-Mauduit International, Inc.	21	527
Energy Fuels, Inc.*	106	520
Lightwave Logic, Inc.*	76	497
Hawkins, Inc.	13	468
American Vanguard Corp.	20	447
Piedmont Lithium, Inc.*	12	437
Codexis, Inc.*	41	429

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Ecovyst, Inc.	43	$424
Resolute Forest Products, Inc.*	31	396
Neenah, Inc.	11	376
Clearwater Paper Corp.*	11	370
Origin Materials, Inc.*	72	369
Intrepid Potash, Inc.*	8	362
Diversey Holdings Ltd.*	53	350
Koppers Holdings, Inc.	14	317
Danimer Scientific, Inc.*,1	61	278
Kronos Worldwide, Inc.	15	276
5E Advanced Materials, Inc.*	22	268
Century Aluminum Co.*	35	258
Amyris, Inc.*	133	246
Glatfelter Corp.	30	206
Ur-Energy, Inc.*	142	150
Unifi, Inc.*	9	127
Dakota Gold Corp.*	34	114
Hycroft Mining Holding Corp.*	102	113
Rayonier Advanced Materials, Inc.*	42	110
United States Lime & Minerals, Inc.	1	106
Valhi, Inc.	2	91
PolyMet Mining Corp.*	20	55
Terawulf, Inc.*	14	17
Total Basic Materials		52,245

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	19	252

Diversified - 0.0%
Professional Holding Corp. — Class A*	9	181

Total Common Stocks
(Cost $1,776,509)		1,542,329

RIGHTS†††- 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	8	—
UCB*	39	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS† - 20.0%
iShares Russell 2000 Index ETF[1]	1,889	319,921
Vanguard Russell 2000 ETF[1]	4,679	319,903
Total Exchange-Traded Funds
(Cost $827,474)		639,824

MUTUAL FUNDS† - 20.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	43,160	416,496
Guggenheim Strategy Fund II2	9,842	237,597
Total Mutual Funds
(Cost $667,545)		654,093

	Face Amount
U.S. TREASURY BILLS†† - 7.2%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$232,000	230,895
Total U.S. Treasury Bills
(Cost $231,147)		230,895

REPURCHASE AGREEMENTS††,5 - 15.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	281,947	281,947
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	109,800	109,800
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	108,713	108,713
Total Repurchase Agreements
(Cost $500,460)		500,460

	Shares
SECURITIES LENDING COLLATERAL†,6 - 15.9%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	508,755	508,755
Total Securities Lending Collateral
(Cost $508,755)		508,755

Total Investments - 127.5%
(Cost $4,511,890)		$4,076,356
Other Assets & Liabilities, net - (27.5)%		(880,219)
Total Net Assets - 100.0%		$3,196,137

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	288	$491,761	$(8,680)
BNP Paribas	Russell 2000 Index	Pay	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	276	471,357	(61,604)
Barclays Bank plc	Russell 2000 Index	Pay	1.51% (SOFR)	At Maturity	11/16/22	961	1,641,696	(260,344)
							$2,604,814	$(330,628)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,542,329	$—	$—		$1,542,329
Rights	—	—	—	*	—
Exchange-Traded Funds	639,824	—	—		639,824
Mutual Funds	654,093	—	—		654,093
U.S. Treasury Bills	—	230,895	—		230,895
Repurchase Agreements	—	500,460	—		500,460
Securities Lending Collateral	508,755	—	—		508,755
Total Assets	$3,345,001	$731,355	$—		$4,076,356

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$330,628	$—	$330,628

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,224,265	$–	$(975,000)	$(3,455)	$(8,213)	$237,597	9,842	$3,809
Guggenheim Ultra Short Duration Fund — Institutional Class	831,794	800,000	(1,200,000)	(4,612)	(10,686)	416,496	43,160	3,274
	$2,056,059	$800,000	$(2,175,000)	$(8,067)	$(18,899)	$654,093		$7,083

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $494,333 of securities loaned (cost $3,343,885)	$2,921,803
Investments in affiliated issuers, at value (cost $667,545)	654,093
Repurchase agreements, at value (cost $500,460)	500,460
Cash	21
Segregated cash with broker	233,000
Receivables:
Dividends	3,663
Securities sold	550
Securities lending income	197
Interest	20
Total assets	4,313,807

Liabilities:
Unrealized depreciation on OTC swap agreements	330,628
Payable for:
Return of securities lending collateral	508,755
Swap settlement	179,659
Fund shares redeemed	86,631
Management fees	2,460
Investor service fees	707
Transfer agent and administrative fees	619
Portfolio accounting fees	283
Trustees’ fees*	60
Miscellaneous	7,868
Total liabilities	1,117,670
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,196,137

Net assets consist of:
Paid in capital	$5,195,411
Total distributable earnings (loss)	(1,999,274)
Net assets	$3,196,137
Capital shares outstanding	56,404
Net asset value per share	$56.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $19)	$13,282
Dividends from securities of affiliated issuers	7,083
Interest	1,454
Income from securities lending, net	1,368
Total investment income	23,187

Expenses:
Management fees	20,442
Investor service fees	5,678
Transfer agent and administrative fees	7,725
Portfolio accounting fees	2,271
Professional fees	892
Trustees’ fees*	400
Custodian fees	323
Line of credit fees	127
Interest expense	37
Miscellaneous	4,499
Total expenses	42,394
Less:
Expenses reimbursed by Adviser:	(1,136)
Expenses waived by Adviser	(723)
Total waived/reimbursed expenses	(1,859)
Net expenses	40,535
Net investment loss	(17,348)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(287,618)
Investments in affiliated issuers	(8,067)
Swap agreements	(638,220)
Futures contracts	(279,255)
Net realized loss	(1,213,160)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(457,735)
Investments in affiliated issuers	(18,899)
Swap agreements	(557,753)
Net change in unrealized appreciation (depreciation)	(1,034,387)
Net realized and unrealized loss	(2,247,547)
Net decrease in net assets resulting from operations	$(2,264,895)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(17,348)	$(83,419)
Net realized gain (loss) on investments	(1,213,160)	1,623,989
Net change in unrealized appreciation (depreciation) on investments	(1,034,387)	232,499
Net increase (decrease) in net assets resulting from operations	(2,264,895)	1,773,069

Distributions to shareholders	—	(1,625,256)

Capital share transactions:
Proceeds from sale of shares	3,856,878	21,435,557
Distributions reinvested	—	1,625,256
Cost of shares redeemed	(6,380,846)	(26,507,249)
Net decrease from capital share transactions	(2,523,968)	(3,446,436)
Net decrease in net assets	(4,788,863)	(3,298,623)

Net assets:
Beginning of period	7,985,000	11,283,623
End of period	$3,196,137	$7,985,000

Capital share activity:
Shares sold	53,192	217,271
Shares issued from reinvestment of distributions	—	18,583
Shares redeemed	(88,017)	(270,189)
Net decrease in shares	(34,825)	(34,335)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$87.53	$89.86	$77.94	$57.58	$74.58	$64.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.96)	(.67)	.41	.34	(.14)
Net gain (loss) on investments (realized and unrealized)	(30.59)	18.02	15.02	19.95	(13.90)	12.71
Total from investment operations	(30.86)	17.06	14.35	20.36	(13.56)	12.57
Less distributions from:
Net investment income	—	(.07)	—	—	—	—
Net realized gains	—	(19.32)	(2.43)	—	(3.44)	(2.02)
Total distributions	—	(19.39)	(2.43)	—	(3.44)	(2.02)
Net asset value, end of period	$56.67	$87.53	$89.86	$77.94	$57.58	$74.58

Total Return[c]	(35.26%)	19.00%	20.04%	35.36%	(19.57%)	20.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,196	$7,985	$11,284	$5,345	$6,473	$9,070
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.96%)	(1.01%)	0.58%	0.45%	(0.21%)
Total expenses[d]	1.87%	1.79%	1.92%	1.92%	1.82%	1.80%
Net expenses[e]	1.78%	1.71%	1.85%	1.85%	1.81%	1.80%
Portfolio turnover rate	79%	99%	148%	127%	268%	234%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	1.1%
Guggenheim Strategy Fund II	1.1%
Total	2.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Inverse Russell 2000® Strategy Fund	23.97%	22.99%	(10.80%)	(13.10%)
Russell 2000 Index	(23.43%)	(25.20%)	5.17%	10.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 2.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$65,257
Guggenheim Strategy Fund II1	2,575	62,155
Total Mutual Funds
(Cost $128,416)		127,412

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 28.2%
Federal Farm Credit Bank
1.40% due 07/05/22[2]	$550,000	549,915
1.00% due 07/01/22[2]	300,000	300,000
Federal Home Loan Bank
1.15% due 07/06/22[2]	800,000	799,872
Total Federal Agency Discount Notes
(Cost $1,649,787)		1,649,787

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	13,000	12,993
Total U.S. Treasury Bills
(Cost $12,993)		12,993

REPURCHASE AGREEMENTS††,4 - 57.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	1,882,667	1,882,667
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	733,180	733,180
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	725,921	725,921
Total Repurchase Agreements
(Cost $3,341,768)		3,341,768

Total Investments - 87.8%
(Cost $5,132,964)		$5,131,960
Other Assets & Liabilities, net - 12.2%		711,897
Total Net Assets - 100.0%		$5,843,857

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Sep 2022	$170,850	$9,217

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	1.53% (Federal Funds Rate - 0.05%)	At Maturity	11/17/22	2,318	$3,958,349	$373,700
Barclays Bank plc	Russell 2000 Index	Receive	1.01% (SOFR - 0.50%)	At Maturity	11/16/22	978	1,670,474	64,335
BNP Paribas	Russell 2000 Index	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	11/17/22	29	49,686	9,224
							$5,678,509	$447,259

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE RUSSELL 2000® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$127,412	$—	$—	$127,412
Federal Agency Discount Notes	—	1,649,787	—	1,649,787
U.S. Treasury Bills	—	12,993	—	12,993
Repurchase Agreements	—	3,341,768	—	3,341,768
Equity Futures Contracts**	9,217	—	—	9,217
Equity Index Swap Agreements**	—	447,259	—	447,259
Total Assets	$136,629	$5,451,807	$—	$5,588,436

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE RUSSELL 2000® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$64,060	$—	$—	$—	$(1,905)	$62,155	2,575	$540
Guggenheim Ultra Short Duration Fund — Institutional Class	67,082	—	—	—	(1,825)	65,257	6,762	395
	$131,142	$—	$—	$—	$(3,730)	$127,412		$935

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $1,662,780)	$1,662,780
Investments in affiliated issuers, at value (cost $128,416)	127,412
Repurchase agreements, at value (cost $3,341,768)	3,341,768
Segregated cash with broker	180,000
Unrealized appreciation on OTC swap agreements	447,259
Receivables:
Fund shares sold	353,623
Variation margin on futures contracts	1,290
Dividends	202
Interest	135
Total assets	6,114,469

Liabilities:
Segregated cash due to broker	30,000
Payable for:
Swap settlement	230,012
Management fees	3,919
Investor service fees	1,092
Transfer agent and administrative fees	957
Portfolio accounting fees	437
Fund shares redeemed	108
Trustees’ fees*	28
Miscellaneous	4,059
Total liabilities	270,612
Commitments and contingent liabilities (Note 11)	—
Net assets	$5,843,857

Net assets consist of:
Paid in capital	$13,457,548
Total distributable earnings (loss)	(7,613,691)
Net assets	$5,843,857
Capital shares outstanding	156,498
Net asset value per share	$37.34

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$935
Interest	7,725
Total investment income	8,660

Expenses:
Management fees	12,271
Investor service fees	3,409
Transfer agent and administrative fees	3,944
Professional fees	2,225
Portfolio accounting fees	1,364
Interest expense	191
Custodian fees	181
Trustees’ fees*	47
Miscellaneous	2,059
Total expenses	25,691
Less:
Expenses reimbursed by Adviser	(682)
Expenses waived by Adviser	(82)
Total waived/reimbursed expenses	(764)
Net expenses	24,927
Net investment loss	(16,267)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(218,764)
Futures contracts	(22,515)
Net realized loss	(241,279)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(3,730)
Swap agreements	453,076
Futures contracts	9,217
Net change in unrealized appreciation (depreciation)	458,563
Net realized and unrealized gain	217,284
Net increase in net assets resulting from operations	$201,017

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(16,267)	$(6,001)
Net realized loss on investments	(241,279)	(152,911)
Net change in unrealized appreciation (depreciation) on investments	458,563	(6,917)
Net increase (decrease) in net assets resulting from operations	201,017	(165,829)

Capital share transactions:
Proceeds from sale of shares	21,007,647	11,317,875
Cost of shares redeemed	(15,709,142)	(11,181,212)
Net increase from capital share transactions	5,298,505	136,663
Net increase (decrease) in net assets	5,499,522	(29,166)

Net assets:
Beginning of period	344,335	373,501
End of period	$5,843,857	$344,335

Capital share activity:
Shares sold	604,238	358,949
Shares redeemed	(459,173)	(357,622)
Net increase in shares	145,065	1,327

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$30.12	$36.96	$53.82	$68.28	$61.44	$71.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.39)	(.57)	.46	.31	(.51)
Net gain (loss) on investments (realized and unrealized)	7.43	(6.45)	(15.89)	(14.50)	6.53	(9.09)
Total from investment operations	7.22	(6.84)	(16.46)	(14.04)	6.84	(9.60)
Less distributions from:
Net investment income	—	—	(.40)	(.42)	—	—
Total distributions	—	—	(.40)	(.42)	—	—
Net asset value, end of period	$37.34	$30.12	$36.96	$53.82	$68.28	$61.44

Total Return[c]	23.97%	(18.51%)	(30.81%)	(20.62%)	11.13%	(13.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,844	$344	$374	$612	$3,782	$923
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.25%)	(1.05%)	0.76%	0.51%	(0.74%)
Total expenses[d]	1.88%	1.79%	1.93%	1.93%	1.83%	1.80%
Net expenses[e]	1.83%	1.71%	1.87%	1.85%	1.82%	1.80%
Portfolio turnover rate	—	250%	275%	164%	287%	445%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	15.6%
Guggenheim Strategy Fund II	6.4%
UnitedHealth Group, Inc.	5.9%
Goldman Sachs Group, Inc.	3.4%
Home Depot, Inc.	3.1%
Microsoft Corp.	2.9%
McDonald’s Corp.	2.8%
Amgen, Inc.	2.8%
Visa, Inc. — Class A	2.2%
Caterpillar, Inc.	2.0%
Top Ten Total	47.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Dow 2x Strategy Fund	(29.77%)	(22.30%)	11.35%	17.49%
Dow Jones Industrial Average Index	(14.44%)	(9.05%)	9.98%	11.70%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 53.3%

Consumer, Non-cyclical - 14.1%
UnitedHealth Group, Inc.	1,066	$547,529
Amgen, Inc.	1,066	259,358
Johnson & Johnson	1,066	189,226
Procter & Gamble Co.	1,066	153,280
Merck & Company, Inc.	1,066	97,187
Coca-Cola Co.	1,066	67,062
Total Consumer, Non-cyclical		1,313,642

Financial - 10.4%
Goldman Sachs Group, Inc.	1,066	316,623
Visa, Inc. — Class A	1,066	209,885
Travelers Companies, Inc.	1,066	180,293
American Express Co.	1,066	147,769
JPMorgan Chase & Co.	1,066	120,042
Total Financial		974,612

Consumer, Cyclical - 8.9%
Home Depot, Inc.	1,066	292,372
McDonald’s Corp.	1,066	263,174
Walmart, Inc.	1,066	129,604
NIKE, Inc. — Class B	1,066	108,945
Walgreens Boots Alliance, Inc.	1,066	40,402
Total Consumer, Cyclical		834,497

Technology - 8.4%
Microsoft Corp.	1,066	273,781
Salesforce, Inc.*	1,066	175,933
International Business Machines Corp.	1,066	150,509
Apple, Inc.	1,066	145,743
Intel Corp.	1,066	39,879
Total Technology		785,845

Industrial - 7.1%
Caterpillar, Inc.	1,066	190,558
Honeywell International, Inc.	1,066	185,281
Boeing Co.*	1,066	145,744
3M Co.	1,066	137,951
Total Industrial		659,534

Communications - 2.1%
Walt Disney Co.*	1,066	100,630
Verizon Communications, Inc.	1,066	54,100
Cisco Systems, Inc.	1,066	45,454
Total Communications		200,184

Energy - 1.7%
Chevron Corp.	1,066	154,336

Basic Materials - 0.6%
Dow, Inc.	1,066	55,016

Total Common Stocks
(Cost $4,204,946)		4,977,666

MUTUAL FUNDS† - 22.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	151,194	1,459,020
Guggenheim Strategy Fund II1	24,972	602,821
Total Mutual Funds
(Cost $2,104,204)		2,061,841

	Face Amount
U.S. TREASURY BILLS†† - 16.7%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	$1,500,000	1,492,855
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	65,000	64,967
Total U.S. Treasury Bills
(Cost $1,559,451)		1,557,822

REPURCHASE AGREEMENTS††,5 - 20.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	1,066,187	1,066,187
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	415,213	415,213
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	411,101	411,101
Total Repurchase Agreements
(Cost $1,892,501)		1,892,501

Total Investments - 112.3%
(Cost $9,761,102)		$10,489,830
Other Assets & Liabilities, net - (12.3)%		(1,147,652)
Total Net Assets - 100.0%		$9,342,178

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	10	Sep 2022	$1,538,900	$(26,261)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	88	$2,713,306	$(77,921)
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	307	9,450,501	(619,005)
							$12,163,807	$(696,926)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,977,666	$—	$—	$4,977,666
Mutual Funds	2,061,841	—	—	2,061,841
U.S. Treasury Bills	—	1,557,822	—	1,557,822
Repurchase Agreements	—	1,892,501	—	1,892,501
Total Assets	$7,039,507	$3,450,323	$—	$10,489,830

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$26,261	$—	$—	$26,261
Equity Index Swap Agreements**	—	696,926	—	696,926
Total Liabilities	$26,261	$696,926	$—	$723,187

**	This derivative is reported as unrealized appreciation/depreciation at period end.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
DOW 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$568,050	$350,000	$(300,000)	$4,880	$(20,109)	$602,821	24,972	$4,582
Guggenheim Ultra Short Duration Fund — Institutional Class	1,626,744	1,000,000	(1,100,000)	(28,424)	(39,300)	1,459,020	151,194	14,548
	$2,194,794	$1,350,000	$(1,400,000)	$(23,544)	$(59,409)	$2,061,841		$19,130

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $5,764,397)	$6,535,488
Investments in affiliated issuers, at value (cost $2,104,204)	2,061,841
Repurchase agreements, at value (cost $1,892,501)	1,892,501
Segregated cash with broker	734,371
Receivables:
Fund shares sold	100,957
Dividends	5,970
Interest	77
Total assets	11,331,205

Liabilities:
Unrealized depreciation on OTC swap agreements	696,926
Payable for:
Swap settlement	1,179,248
Fund shares redeemed	69,819
Variation margin on futures contracts	9,724
Management fees	7,650
Investor service fees	2,240
Transfer agent and administrative fees	1,962
Portfolio accounting fees	896
Trustees’ fees*	168
Miscellaneous	20,394
Total liabilities	1,989,027
Commitments and contingent liabilities (Note 11)	—
Net assets	$9,342,178

Net assets consist of:
Paid in capital	$12,314,784
Total distributable earnings (loss)	(2,972,606)
Net assets	$9,342,178
Capital shares outstanding	63,997
Net asset value per share	$145.98

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$91,997
Dividends from securities of affiliated issuers	19,130
Interest	4,780
Total investment income	115,907

Expenses:
Management fees	67,183
Investor service fees	18,662
Transfer agent and administrative fees	24,208
Professional fees	10,666
Portfolio accounting fees	7,465
Custodian fees	1,024
Trustees’ fees*	950
Line of credit fees	138
Interest expense	122
Miscellaneous	8,253
Total expenses	138,671
Less:
Expenses reimbursed by Adviser:	(3,732)
Expenses waived by Adviser	(3,050)
Total waived/reimbursed expenses	(6,782)
Net expenses	131,889
Net investment loss	(15,982)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(612,691)
Investments in affiliated issuers	(23,544)
Swap agreements	(2,020,438)
Futures contracts	(330,012)
Net realized loss	(2,986,685)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,109,937)
Investments in affiliated issuers	(59,409)
Swap agreements	(1,000,639)
Futures contracts	(56,160)
Net change in unrealized appreciation (depreciation)	(2,226,145)
Net realized and unrealized loss	(5,212,830)
Net decrease in net assets resulting from operations	$(5,228,812)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(15,982)	$(57,403)
Net realized gain (loss) on investments	(2,986,685)	3,615,305
Net change in unrealized appreciation (depreciation) on investments	(2,226,145)	1,354,249
Net increase (decrease) in net assets resulting from operations	(5,228,812)	4,912,151

Capital share transactions:
Proceeds from sale of shares	51,578,919	90,643,185
Cost of shares redeemed	(56,889,532)	(89,926,680)
Net increase (decrease) from capital share transactions	(5,310,613)	716,505
Net increase (decrease) in net assets	(10,539,425)	5,628,656

Net assets:
Beginning of period	19,881,603	14,252,947
End of period	$9,342,178	$19,881,603

Capital share activity:
Shares sold	284,495	481,953
Shares redeemed	(316,153)	(482,709)
Net decrease in shares	(31,658)	(756)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$207.85	$147.84	$163.38	$111.50	$171.44	$110.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.68)	(.53)	.91	1.01	.25
Net gain (loss) on investments (realized and unrealized)	(61.68)	60.69	(.73)	51.94	(18.55)	63.43
Total from investment operations	(61.87)	60.01	(1.26)	52.85	(17.54)	63.68
Less distributions from:
Net investment income	—	—	(.92)	(.97)	(.36)	(.06)
Net realized gains	—	—	(13.36)	—	(42.04)	(2.26)
Total distributions	—	—	(14.28)	(.97)	(42.40)	(2.32)
Net asset value, end of period	$145.98	$207.85	$147.84	$163.38	$111.50	$171.44

Total Return[c]	(29.77%)	40.59%	1.73%	47.47%	(14.23%)	58.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,342	$19,882	$14,253	$15,519	$14,209	$23,319
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.37%)	(0.42%)	0.65%	0.65%	0.18%
Total expenses[d]	1.86%	1.78%	1.91%	1.91%	1.80%	1.81%
Net expenses[e]	1.77%	1.72%	1.85%	1.84%	1.80%	1.81%
Portfolio turnover rate	208%	489%	607%	256%	362%	256%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	6.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	13.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Inverse Dow 2x Strategy Fund	27.07%	9.38%	(26.72%)	(26.53%)
Dow Jones Industrial Average Index	(14.44%)	(9.05%)	9.98%	11.70%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INVERSE DOW 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 13.4%
Guggenheim Strategy Fund II1	10,212	$246,529
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,529	246,355
Total Mutual Funds
(Cost $495,384)		492,884

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.5%
Federal Home Loan Bank
1.00% due 07/01/22[2]	$500,000	500,000
Federal Farm Credit Bank
1.40% due 07/05/22[2]	400,000	399,938
Total Federal Agency Discount Notes
(Cost $899,938)		899,938

U.S. TREASURY BILLS†† - 4.6%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	170,000	169,190
Total U.S. Treasury Bills
(Cost $169,375)		169,190

REPURCHASE AGREEMENTS††,4 - 48.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	1,009,831	1,009,831
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	393,265	393,265
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	389,372	389,372
Total Repurchase Agreements
(Cost $1,792,468)		1,792,468

Total Investments - 91.3%
(Cost $3,357,165)		$3,354,480
Other Assets & Liabilities, net - 8.7%		320,003
Total Net Assets - 100.0%		$3,674,483

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	1	Sep 2022	$153,890	$773

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	1.73% (Federal Funds Rate + 0.15%)	At Maturity	11/17/22	172	$5,287,890	$168,599
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	1.76% (SOFR + 0.25%)	At Maturity	11/16/22	62	1,922,449	140,470
							$7,210,339	$309,069

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$492,884	$—	$—	$492,884
Federal Agency Discount Notes	—	899,938	—	899,938
U.S. Treasury Bills	—	169,190	—	169,190
Repurchase Agreements	—	1,792,468	—	1,792,468
Equity Futures Contracts**	773	—	—	773
Equity Index Swap Agreements**	—	309,069	—	309,069
Total Assets	$493,657	$3,170,665	$—	$3,664,322

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$656,701	$—	$(400,000)	$(2,028)	$(8,144)	$246,529	10,212	$2,951
Guggenheim Ultra Short Duration Fund — Institutional Class	671,291	—	(415,000)	(3,139)	(6,797)	246,355	25,529	2,145
	$1,327,992	$—	$(815,000)	$(5,167)	$(14,941)	$492,884		$5,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $1,069,313)	$1,069,128
Investments in affiliated issuers, at value (cost $495,384)	492,884
Repurchase agreements, at value (cost $1,792,468)	1,792,468
Segregated cash with broker	30,000
Unrealized appreciation on OTC swap agreements	309,069
Receivables:
Fund shares sold	38,243
Variation margin on futures contracts	1,105
Dividends	786
Interest	73
Total assets	3,733,756

Liabilities:
Segregated cash due to broker	20,000
Payable for:
Swap settlement	31,752
Management fees	2,175
Investor service fees	618
Transfer agent and administrative fees	542
Portfolio accounting fees	247
Trustees’ fees*	31
Fund shares redeemed	9
Miscellaneous	3,899
Total liabilities	59,273
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,674,483

Net assets consist of:
Paid in capital	$26,104,873
Total distributable earnings (loss)	(22,430,390)
Net assets	$3,674,483
Capital shares outstanding	63,390
Net asset value per share	$57.97

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$5,096
Interest	3,491
Total investment income	8,587

Expenses:
Management fees	9,259
Investor service fees	2,572
Transfer agent and administrative fees	3,547
Professional fees	1,969
Portfolio accounting fees	1,029
Trustees’ fees*	205
Custodian fees	160
Interest expense	122
Miscellaneous	363
Total expenses	19,226
Less:
Expenses reimbursed by Adviser:	(514)
Expenses waived by Adviser	(478)
Total waived/reimbursed expenses	(992)
Net expenses	18,234
Net investment loss	(9,647)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(436)
Investments in affiliated issuers	(5,167)
Swap agreements	106,670
Futures contracts	10,706
Net realized gain	111,773
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(153)
Investments in affiliated issuers	(14,941)
Swap agreements	427,609
Futures contracts	773
Net change in unrealized appreciation (depreciation)	413,288
Net realized and unrealized gain	525,061
Net increase in net assets resulting from operations	$515,414

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(9,647)	$(35,020)
Net realized gain (loss) on investments	111,773	(1,457,950)
Net change in unrealized appreciation (depreciation) on investments	413,288	(69,128)
Net increase (decrease) in net assets resulting from operations	515,414	(1,562,098)

Capital share transactions:
Proceeds from sale of shares	16,378,301	29,026,264
Cost of shares redeemed	(16,502,097)	(27,611,803)
Net increase (decrease) from capital share transactions	(123,796)	1,414,461
Net increase (decrease) in net assets	391,618	(147,637)

Net assets:
Beginning of period	3,282,865	3,430,502
End of period	$3,674,483	$3,282,865

Capital share activity:
Shares sold	305,214	579,392
Shares redeemed	(313,787)	(556,060)
Net increase (decrease) in shares	(8,573)	23,332

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019[f]	Year Ended December 31, 2018[f]	Year Ended December 31, 2017[f]
Per Share Data
Net asset value, beginning of period	$45.62	$70.54	$131.01	$204.97	$202.08	$331.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.63)	(.34)	.90	1.25	(1.60)
Net gain (loss) on investments (realized and unrealized)	12.59	(24.29)	(59.99)	(74.86)	1.64	(127.43)
Total from investment operations	12.35	(24.92)	(60.33)	(73.96)	2.89	(129.03)
Less distributions from:
Net investment income	—	—	(.14)	—	—	—
Total distributions	—	—	(.14)	—	—	—
Net asset value, end of period	$57.97	$45.62	$70.54	$131.01	$204.97	$202.08

Total Return[c]	27.07%	(35.33%)	(45.76%)	(36.08%)	1.43%	(38.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,674	$3,283	$3,431	$3,275	$2,122	$3,699
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(1.15%)	(1.04%)	0.56%	0.67%	(0.58%)
Total expenses[d]	1.87%	1.79%	1.92%	1.92%	1.81%	1.81%
Net expenses[e]	1.77%	1.70%	1.86%	1.86%	1.80%	1.81%
Portfolio turnover rate	—	116%	616%	427%	524%	915%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through December 31, 2019 have been restated to reflect a 1:5 reverse share split effective August 24, 2020.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bonds	46.4%
Guggenheim Strategy Fund II	5.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.3%
Total	57.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Government Long Bond 1.2x Strategy Fund	(29.32%)	(25.65%)	(1.89%)	(0.15%)
Price Movement of Long Treasury Bond**	(24.91%)	(21.96%)	(1.98%)	(1.47%)
Bloomberg U.S. Long Treasury Index	(21.25%)	(18.45%)	0.51%	1.63%
Bloomberg U.S. Treasury Bellwethers 30 Yr. Index	(23.57%)	(19.67%)	0.26%	1.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Long Treasury Index, the Price Movement of Long Treasury Bond and the Bloomberg U.S. Treasury Bellwethers 30 Yr. Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 11.0%
Guggenheim Strategy Fund II1	19,093	$460,903
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,947	433,742
Total Mutual Funds
(Cost $902,682)		894,645

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.4%
U.S. Treasury Bonds
2.88% due 05/15/52	$4,000,000	3,777,500
Total U.S. Government Securities
(Cost $3,732,514)		3,777,500

FEDERAL AGENCY DISCOUNT NOTES†† - 24.6%
Federal Farm Credit Bank
1.01% due 07/01/22[2]	1,000,000	1,000,000
Federal Home Loan Bank
1.15% due 07/06/22[2]	1,000,000	999,840
Total Federal Agency Discount Notes
(Cost $1,999,840)		1,999,840

U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	151,000	150,923
Total U.S. Treasury Bills
(Cost $150,919)		150,923

REPURCHASE AGREEMENTS††,4 - 29.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	1,352,018	1,352,018
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	526,526	526,526
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	521,312	521,312
Total Repurchase Agreements
(Cost $2,399,856)		2,399,856

Total Investments - 113.4%
(Cost $9,185,811)		$9,222,764
Other Assets & Liabilities, net - (13.4)%		(1,088,991)
Total Net Assets - 100.0%		$8,133,773

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	44	Sep 2022	$6,740,250	$127,227

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$894,645	$—	$—	$894,645
U.S. Government Securities	—	3,777,500	—	3,777,500
Federal Agency Discount Notes	—	1,999,840	—	1,999,840
U.S. Treasury Bills	—	150,923	—	150,923
Repurchase Agreements	—	2,399,856	—	2,399,856
Interest Rate Futures Contracts**	127,227	—	—	127,227
Total Assets	$1,021,872	$8,328,119	$—	$9,349,991

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,430,596	$—	$(950,000)	$(1,511)	$(18,182)	$460,903	19,093	$5,452
Guggenheim Ultra Short Duration Fund — Institutional Class	2,151,720	—	(1,700,000)	(6,288)	(11,690)	433,742	44,947	3,520
	$3,582,316	$—	$(2,650,000)	$(7,799)	$(29,872)	$894,645		$8,972

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $5,883,273)	$5,928,263
Investments in affiliated issuers, at value (cost $902,682)	894,645
Repurchase agreements, at value (cost $2,399,856)	2,399,856
Segregated cash with broker	220,336
Receivables:
Securities sold	1,133,250
Variation margin on futures contracts	67,259
Interest	23,553
Dividends	1,435
Total assets	10,668,597

Liabilities:
Payable for:
Fund shares redeemed	2,504,475
Management fees	3,728
Investor service fees	1,909
Transfer agent and administrative fees	1,672
Portfolio accounting fees	764
Trustees’ fees*	158
Miscellaneous	22,118
Total liabilities	2,534,824
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,133,773

Net assets consist of:
Paid in capital	$27,262,696
Total distributable earnings (loss)	(19,128,923)
Net assets	$8,133,773
Capital shares outstanding	301,626
Net asset value per share	$26.97

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$8,972
Interest	135,343
Total investment income	144,315

Expenses:
Management fees	31,448
Investor service fees	15,724
Transfer agent and administrative fees	17,748
Professional fees	11,545
Portfolio accounting fees	6,289
Trustees’ fees*	922
Custodian fees	876
Line of credit fees	52
Miscellaneous	1,179
Total expenses	85,783
Less:
Expenses waived by Adviser	(774)
Net expenses	85,009
Net investment income	59,306

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,882,946)
Investments in affiliated issuers	(7,799)
Futures contracts	(1,671,714)
Net realized loss	(5,562,459)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(127,593)
Investments in affiliated issuers	(29,872)
Futures contracts	68,680
Net change in unrealized appreciation (depreciation)	(88,785)
Net realized and unrealized loss	(5,651,244)
Net decrease in net assets resulting from operations	$(5,591,938)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$59,306	$60,023
Net realized loss on investments	(5,562,459)	(2,586,134)
Net change in unrealized appreciation (depreciation) on investments	(88,785)	136,866
Net decrease in net assets resulting from operations	(5,591,938)	(2,389,245)

Distributions to shareholders	(59,242)	(43,932)

Capital share transactions:
Proceeds from sale of shares	96,874,058	129,964,059
Distributions reinvested	59,242	43,932
Cost of shares redeemed	(95,521,151)	(130,673,587)
Net increase (decrease) from capital share transactions	1,412,149	(665,596)
Net decrease in net assets	(4,239,031)	(3,098,773)

Net assets:
Beginning of period	12,372,804	15,471,577
End of period	$8,133,773	$12,372,804

Capital share activity:
Shares sold	3,011,661	3,568,192
Shares issued from reinvestment of distributions	1,980	1,193
Shares redeemed	(3,034,848)	(3,618,542)
Net decrease in shares	(21,207)	(49,157)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$38.33	$41.59	$34.15	$29.60	$31.79	$29.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.17	.02	.39	.46	.38
Net gain (loss) on investments (realized and unrealized)	(11.36)	(3.29)	7.48 [f]	4.55	(2.16)	2.43
Total from investment operations	(11.21)	(3.12)	7.50	4.94	(1.70)	2.81
Less distributions from:
Net investment income	(.15)	(.14)	(.03)	(.39)	(.46)	(.38)
Net realized gains	—	—	—	—	(.03)	—
Return of capital	—	—	(.03)	—	—	—
Total distributions	(.15)	(.14)	(.06)	(.39)	(.49)	(.38)
Net asset value, end of period	$26.97	$38.33	$41.59	$34.15	$29.60	$31.79

Total Return[c]	(29.32%)	(7.49%)	21.96%	16.78%	(5.32%)	9.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,134	$12,373	$15,472	$10,353	$13,436	$11,617
Ratios to average net assets:
Net investment income (loss)	0.94%	0.47%	0.06%	1.19%	1.58%	1.24%
Total expenses[d]	1.36%	1.30%	1.43%	1.41%	1.32%	1.30%
Net expenses[e]	1.35%	1.28%	1.40%	1.38%	1.32%	1.30%
Portfolio turnover rate	1,087%	1,382%	1,887%	2,060%	2,292%	2,055%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	18.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	18.3%
Total	36.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Inverse Government Long Bond Strategy Fund	28.23%	19.38%	(2.31%)	(3.57%)
Price Movement of Long Treasury Bond**	(24.91%)	(21.96%)	(1.98%)	(1.47%)
Bloomberg U.S. Long Treasury Index	(21.25%)	(18.45%)	0.51%	1.63%
Bloomberg U.S. Treasury Bellwethers 30 Yr. Index	(23.57%)	(19.67%)	0.26%	1.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Long Treasury Index, the Price Movement of Long Treasury Bond and the Bloomberg U.S. Treasury Bellwethers 30 Yr. Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect interest
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 36.6%
Guggenheim Strategy Fund II1	45,576	$1,100,196
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	113,687	1,097,079
Total Mutual Funds
(Cost $2,251,259)		2,197,275

	Face Amount
FEDERAL AGENCY NOTES†† - 34.9%
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	$2,000,000	1,999,948
Federal Farm Credit Bank
1.56% (SOFR + 0.05%, Rate Floor: 0.00%) due 02/17/23◊	100,000	100,030
Total Federal Agency Notes
(Cost $2,099,900)		2,099,978

FEDERAL AGENCY DISCOUNT NOTES†† - 13.3%
Federal Farm Credit Bank
1.40% due 07/05/22[2]	800,000	799,876
Total Federal Agency Discount Notes
(Cost $799,876)		799,876

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	66,000	65,966
Total U.S. Treasury Bills
(Cost $65,965)		65,966

REPURCHASE AGREEMENTS†† - 144.0%
Individual Repurchase Agreement[4]
Mizuho Securities USA LLC issued 06/30/22 at 1.35% due 07/01/22 (secured by a U.S. Treasury Bond, at a rate of 2.88% and maturing 05/15/52 as collateral, with a value of $4,133,250) to be repurchased at $4,052,358	4,052,206	4,052,206
Barclays Capital, Inc. issued 06/30/22 at 1.22% due 07/01/22 (secured by a U.S. Treasury Bond, at a rate of 2.88% and maturing 05/15/52 as collateral, with a value of $2,537,123) to be repurchased at $2,487,459	2,487,375	2,487,375

Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	1,195,417	1,195,417
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	465,539	465,539
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	460,930	460,930
Total Repurchase Agreements
(Cost $8,661,467)		8,661,467

Total Investments - 229.9%
(Cost $13,878,467)		13,824,562

U.S. Government Securities Sold Short† - (252.8)%
U.S. Treasury Bonds
2.88% due 05/15/52††	16,100,000	(15,204,438)

Total Securities Sold Short - (252.8)%
(Proceeds $15,224,727)		$(15,204,438)
Other Assets & Liabilities, net - 122.9%		7,394,393
Total Net Assets - 100.0%		$6,014,517

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	67	Sep 2022	$10,263,563	$20,824

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	All or a portion of this security is pledged as short security collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,197,275	$—	$—	$2,197,275
Federal Agency Notes	—	2,099,978	—	2,099,978
Federal Agency Discount Notes	—	799,876	—	799,876
U.S. Treasury Bills	—	65,966	—	65,966
Repurchase Agreements	—	8,661,467	—	8,661,467
Interest Rate Futures Contracts**	20,824	—	—	20,824
Total Assets	$2,218,099	$11,627,287	$—	$13,845,386

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$15,204,438	$—	$15,204,438

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,334,993	$1,000,000	$(1,200,000)	$(15,842)	$(18,955)	$1,100,196	45,576	$9,607
Guggenheim Ultra Short Duration Fund — Institutional Class	1,329,112	—	(200,000)	(913)	(31,120)	1,097,079	113,687	6,652
	$2,664,105	$1,000,000	$(1,400,000)	$(16,755)	$(50,075)	$2,197,275		$16,259

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $2,965,741)	$2,965,820
Investments in affiliated issuers, at value (cost $2,251,259)	2,197,275
Repurchase agreements, at value (cost $8,661,467)	8,661,467
Receivables:
Securities sold	8,499,375
Interest	34,549
Variation margin on futures contracts	17,317
Dividends	3,503
Total assets	22,379,306

Liabilities:
Securities sold short, at value (proceeds $15,224,727)	15,204,438
Payable for:
Fund shares redeemed	1,083,156
Management fees	5,248
Investor service fees	1,521
Transfer agent and administrative fees	1,332
Portfolio accounting fees	608
Trustees’ fees*	82
Miscellaneous	68,404
Total liabilities	16,364,789
Commitments and contingent liabilities (Note 11)	—
Net assets	$6,014,517

Net assets consist of:
Paid in capital	$12,720,641
Total distributable earnings (loss)	(6,706,124)
Net assets	$6,014,517
Capital shares outstanding	69,249
Net asset value per share	$86.85

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$16,259
Interest	17,067
Total investment income	33,326

Expenses:
Management fees	33,628
Investor service fees	9,341
Transfer agent and administrative fees	11,784
Interest expense	84,297
Professional fees	4,970
Portfolio accounting fees	3,736
Custodian fees	507
Trustees’ fees*	385
Miscellaneous	3,454
Total expenses	152,102
Less:
Expenses reimbursed by Adviser	(1,868)
Expenses waived by Adviser	(1,387)
Total waived expenses	(3,255)
Net expenses	148,847
Net investment loss	(115,521)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6
Investments in affiliated issuers	(16,755)
Investments sold short	690,648
Futures contracts	189,434
Net realized gain	863,333
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(119)
Investments in affiliated issuers	(50,075)
Investments sold short	71,715
Futures contracts	12,364
Net change in unrealized appreciation (depreciation)	33,885
Net realized and unrealized gain	897,218
Net increase in net assets resulting from operations	$781,697

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(115,521)	$(180,645)
Net realized gain on investments	863,333	183,224
Net change in unrealized appreciation (depreciation) on investments	33,885	(66,830)
Net increase (decrease) in net assets resulting from operations	781,697	(64,251)

Capital share transactions:
Proceeds from sale of shares	84,300,264	94,566,480
Cost of shares redeemed	(82,415,877)	(93,801,820)
Net increase from capital share transactions	1,884,387	764,660
Net increase in net assets	2,666,084	700,409

Net assets:
Beginning of period	3,348,433	2,648,024
End of period	$6,014,517	$3,348,433

Capital share activity:
Shares sold	1,110,456	1,275,434
Shares redeemed	(1,090,642)	(1,265,473)
Net increase in shares	19,814	9,961

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$67.73	$67.08	$85.27	$98.33	$94.75	$104.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.20)	(2.10)	(1.48)	.26	(.64)	(1.88)
Net gain (loss) on investments (realized and unrealized)	20.32	2.75	(16.51)	(13.32)	4.22	(7.37)
Total from investment operations	19.12	.65	(17.99)	(13.06)	3.58	(9.25)
Less distributions from:
Net investment income	—	—	(.20)	—	—	—
Total distributions	—	—	(.20)	—	—	—
Net asset value, end of period	$86.85	$67.73	$67.08	$85.27	$98.33	$94.75

Total Return[c]	28.23%	0.97%	(21.09%)	(13.28%)	3.79%	(8.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,015	$3,348	$2,648	$2,382	$4,426	$4,676
Ratios to average net assets:
Net investment income (loss)	(3.09%)	(2.89%)	(2.23%)	0.29%	(0.63%)	(1.89%)
Total expenses[d]	4.07%	3.46%	3.01%	3.58%	4.31%	4.00%
Net expenses[e,f]	3.98%	3.38%	2.97%	3.49%	4.30%	4.00%
Portfolio turnover rate	826%	1,451%	2,529%	966%	907%	2,300%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/22	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
1.73%	1.65%	1.83%	1.79%	1.75%	1.75%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 2014

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	22.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	22.7%
iShares iBoxx High Yield Corporate Bond ETF	5.7%
SPDR Bloomberg High Yield Bond ETF	5.6%
Total	56.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	Since Inception (10/15/14)
High Yield Strategy Fund	(15.59%)	(15.79%)	(0.20%)	1.93%
Bloomberg U.S. Corporate High Yield Index	(14.19%)	(12.81%)	2.10%	3.50%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 11.3%
iShares iBoxx High Yield Corporate Bond ETF[1]	2,227	$163,929
SPDR Bloomberg High Yield Bond ETF[1]	1,783	161,736
Total Exchange-Traded Funds
(Cost $378,490)		325,665

MUTUAL FUNDS† - 45.5%
Guggenheim Strategy Fund II2	27,135	655,046
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	67,631	652,642
Total Mutual Funds
(Cost $1,329,066)		1,307,688

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	$24,000	23,988
Total U.S. Treasury Bills
(Cost $23,987)		23,988

REPURCHASE AGREEMENTS††,5 - 33.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	549,380	549,380
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	213,949	213,949
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	211,831	211,831
Total Repurchase Agreements
(Cost $975,160)		975,160

	Shares
SECURITIES LENDING COLLATERAL†,6 - 7.8%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	223,412	223,412
Total Securities Lending Collateral
(Cost $223,412)		223,412

Total Investments - 99.3%
(Cost $2,930,115)		$2,855,913
Other Assets & Liabilities, net - 0.7%		20,159
Total Net Assets - 100.0%		$2,876,072

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	16	Sep 2022	$1,794,000	$2,722

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	$2,376,000	$(68,756)	$8,530	$(77,286)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	07/29/22	888	$65,366	$(328)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	11/17/22	364	26,780	(2,609)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	844	76,588	(5,230)
							$168,734	$(8,167)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2022.
CDX.NA.HY.38.V2 — Credit Default Swap North American High Yield Series 38 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$325,665	$—	$—	$325,665
Mutual Funds	1,307,688	—	—	1,307,688
U.S. Treasury Bills	—	23,988	—	23,988
Repurchase Agreements	—	975,160	—	975,160
Securities Lending Collateral	223,412	—	—	223,412
Interest Rate Futures Contracts**	2,722	—	—	2,722
Total Assets	$1,859,487	$999,148	$—	$2,858,635

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$77,286	$—	$77,286
Credit Index Swap Agreements**	—	8,167	—	8,167
Total Liabilities	$—	$85,453	$—	$85,453

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,232,538	$700,000	$(1,245,000)	$(12,952)	$(19,540)	$655,046	27,135	$8,972
Guggenheim Ultra Short Duration Fund — Institutional Class	1,169,480	800,000	(1,280,000)	(19,413)	(17,425)	652,642	67,631	7,366
	$2,402,018	$1,500,000	$(2,525,000)	$(32,365)	$(36,965)	$1,307,688		$16,338

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $218,518 of securities loaned (cost $625,889)	$573,065
Investments in affiliated issuers, at value (cost $1,329,066)	1,307,688
Repurchase agreements, at value (cost $975,160)	975,160
Segregated cash with broker	232,547
Unamortized upfront premiums paid on credit default swap agreements	8,530
Receivables:
Variation margin on futures contracts	9,250
Swap settlement	8,102
Protection fees on credit default swap agreements	3,300
Dividends	2,246
Fund shares sold	422
Securities lending income	260
Interest	39
Total assets	3,120,609

Liabilities:
Unrealized depreciation on OTC swap agreements	8,167
Payable for:
Return of securities lending collateral	223,412
Variation margin on credit default swap agreements	2,592
Management fees	1,881
Transfer agent and administrative fees	727
Investor service fees	676
Fund shares redeemed	647
Portfolio accounting fees	270
Trustees’ fees*	54
Miscellaneous	6,111
Total liabilities	244,537
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,876,072

Net assets consist of:
Paid in capital	$3,697,558
Total distributable earnings (loss)	(821,486)
Net assets	$2,876,072
Capital shares outstanding	41,631
Net asset value per share	$69.08

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers	$15,272
Dividends from securities of affiliated issuers	16,338
Interest	2,519
Income from securities lending, net	4,749
Total investment income	38,878

Expenses:
Management fees	18,219
Investor service fees	6,073
Transfer agent and administrative fees	7,918
Portfolio accounting fees	2,429
Professional fees	1,962
Custodian fees	335
Trustees’ fees*	325
Miscellaneous	3,019
Total expenses	40,280
Less:
Expenses waived by Adviser	(1,630)
Net expenses	38,650
Net investment income	228

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(56,609)
Investments in affiliated issuers	(32,365)
Swap agreements	(286,254)
Futures contracts	(322,185)
Net realized loss	(697,413)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(60,070)
Investments in affiliated issuers	(36,965)
Swap agreements	(85,291)
Futures contracts	9,578
Net change in unrealized appreciation (depreciation)	(172,748)
Net realized and unrealized loss	(870,161)
Net decrease in net assets resulting from operations	$(869,933)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$228	$(28,436)
Net realized gain (loss) on investments	(697,413)	425,327
Net change in unrealized appreciation (depreciation) on investments	(172,748)	(378,984)
Net increase (decrease) in net assets resulting from operations	(869,933)	17,907

Capital share transactions:
Proceeds from sale of shares	8,013,526	26,495,380
Cost of shares redeemed	(9,553,085)	(32,002,879)
Net decrease from capital share transactions	(1,539,559)	(5,507,499)
Net decrease in net assets	(2,409,492)	(5,489,592)

Net assets:
Beginning of period	5,285,564	10,775,156
End of period	$2,876,072	$5,285,564

Capital share activity:
Shares sold	104,189	326,996
Shares redeemed	(127,140)	(396,286)
Net decrease in shares	(22,951)	(69,290)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$81.84	$80.49	$86.60	$77.95	$83.54	$81.50
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.35)	(.20)	.64	.71	.29
Net gain (loss) on investments (realized and unrealized)	(12.76)	1.70	(.60)	10.08	(1.39)	5.23
Total from investment operations	(12.76)	1.35	(.80)	10.72	(.68)	5.52
Less distributions from:
Net investment income	—	—	(4.92)	(2.07)	(4.91)	(3.48)
Net realized gains	—	—	(.39)	—	—	—
Total distributions	—	—	(5.31)	(2.07)	(4.91)	(3.48)
Net asset value, end of period	$69.08	$81.84	$80.49	$86.60	$77.95	$83.54

Total Return[c]	(15.59%)	1.68%	(0.47%)	13.84%	(0.87%)	6.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,876	$5,286	$10,775	$10,508	$4,113	$6,524
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.44%)	(0.25%)	0.76%	0.88%	0.35%
Total expenses[d]	1.66%	1.60%	1.72%	1.72%	1.62%	1.60%
Net expenses[e]	1.59%	1.54%	1.67%	1.65%	1.61%	1.60%
Portfolio turnover rate	84%	117%	460%	299%	116%	124%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than $0.01 per share.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN – Federal Agency Discount Note
FAN – Federal Agency Note

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

Average Annual Returns*,†

Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
U.S. Government Money Market Fund	0.00%	0.00%	0.31%	0.15%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 43.4%
Federal Farm Credit Bank
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	$4,500,000	$4,499,952
1.66% (SOFR + 0.15%, Rate Floor: 0.00%) due 07/28/22◊	4,000,000	4,000,462
1.58% (SOFR + 0.07%, Rate Floor: 0.00%) due 08/11/22◊	4,000,000	4,000,316
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22◊	2,500,000	2,501,312
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 11/16/22◊	2,500,000	2,500,095
1.63% due 08/22/22	1,800,000	1,801,928
1.61% (SOFR + 0.09%, Rate Floor: 0.00%) due 09/23/22◊	1,000,000	1,000,203
Freddie Mac
1.61% (SOFR + 0.09%, Rate Floor: 0.00%) due 08/03/22◊	10,000,000	10,000,738
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	7,000,000	7,000,000
1.53% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/09/22◊	1,000,000	1,000,000
Total Federal Agency Notes
(Cost $38,305,006)		38,305,006

FEDERAL AGENCY DISCOUNT NOTES†† - 24.3%
Federal Home Loan Bank
1.40% due 07/28/22[1]	10,000,000	9,989,500
1.01% due 07/29/22[1]	3,700,000	3,697,036
0.81% due 09/14/22[1]	3,000,000	2,994,937
0.88% due 07/15/22[1]	2,000,000	1,999,277
1.50% due 07/20/22[1]	1,600,000	1,598,735
2.75% due 09/06/22[1]	710,000	713,428
2.00% due 09/09/22[1]	435,000	436,572
Total Federal Agency Discount Notes
(Cost $21,429,485)		21,429,485

U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
2.27% due 12/15/22[1]	3,000,000	2,968,123
0.48% due 08/04/22[1]	2,500,000	2,498,864
Total U.S. Treasury Bills
(Cost $5,466,987)		5,466,987

U.S. GOVERNMENT SECURITIES†† - 1.1%
U.S. Treasury Note
1.75% due 07/15/22	1,000,000	1,000,642
Total U.S. Government Securities
(Cost $1,000,642)		1,000,642

REPURCHASE AGREEMENTS††,2 - 25.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	12,519,191	12,519,191
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	4,875,433	4,875,433
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	4,827,162	4,827,162
Total Repurchase Agreements
(Cost $22,221,786)		22,221,786

Total Investments - 100.1%
(Cost $88,423,906)		$88,423,906
Other Assets & Liabilities, net - (0.1)%		(108,143)
Total Net Assets - 100.0%		$88,315,763

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$38,305,006	$—	$38,305,006
Federal Agency Discount Notes	—	21,429,485	—	21,429,485
U.S. Treasury Bills	—	5,466,987	—	5,466,987
U.S. Government Securities	—	1,000,642	—	1,000,642
Repurchase Agreements	—	22,221,786	—	22,221,786
Total Assets	$—	$88,423,906	$—	$88,423,906

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $66,202,120)	$66,202,120
Repurchase agreements, at value (cost $22,221,786)	22,221,786
Receivables:
Interest	75,988
Total assets	88,499,894

Liabilities:
Overdraft due to custodian bank	1,716
Payable for:
Fund shares redeemed	38,973
Management fees	20,573
Transfer agent and administrative fees	14,594
Investor service fees	6,862
Portfolio accounting fees	6,745
Trustees’ fees*	830
Miscellaneous	93,838
Total liabilities	184,131
Commitments and contingent liabilities (Note 11)	—
Net assets	$88,315,763

Net assets consist of:
Paid in capital	$88,312,609
Total distributable earnings (loss)	3,154
Net assets	$88,315,763
Capital shares outstanding	88,299,952
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Interest	$147,786
Total investment income	147,786

Expenses:
Management fees	177,218
Investor service fees	88,610
Transfer agent and administrative fees	94,621
Professional fees	52,488
Portfolio accounting fees	35,444
Custodian fees	4,859
Trustees’ fees*	3,835
Miscellaneous	26,697
Total expenses	483,772
Less:
Expenses reimbursed by Adviser:	(155,297)
Expenses waived by Adviser	(180,943)
Total waived/reimbursed expenses	(336,240)
Net expenses	147,532
Net investment income	254

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	721
Net realized gain	721
Net increase in net assets resulting from operations	$975

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$254	$22
Net realized gain on investments	721	2,431
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	975	2,453

Distributions to shareholders	(253)	(596)

Capital share transactions:
Proceeds from sale of shares	77,631,225	116,814,171
Distributions reinvested	253	596
Cost of shares redeemed	(43,048,354)	(117,741,421)
Net increase (decrease) from capital share transactions	34,583,124	(926,654)
Net increase (decrease) in net assets	34,583,846	(924,797)

Net assets:
Beginning of period	53,731,917	54,656,714
End of period	$88,315,763	$53,731,917

Capital share activity:
Shares sold	77,631,225	116,814,171
Shares issued from reinvestment of distributions	253	596
Shares redeemed	(43,048,354)	(117,741,421)
Net increase (decrease) in shares	34,583,124	(926,654)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	— [c]	— [c]	.01	.01	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	—	—	—	.01	.01	—
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(.01)	(.01)	(—)[c]
Net realized gains	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Total distributions	(—)[c]	(—)[c]	(—)[c]	(.01)	(.01)	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%	0.00%	0.07%	0.87%	0.58%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,316	$53,732	$54,657	$49,233	$85,008	$78,269
Ratios to average net assets:
Net investment income (loss)	— [e]	— [e]	0.05%	0.88%	0.57%	— [e]
Total expenses	1.36%	1.29%	1.42%	1.42%	1.32%	1.31%
Net expenses[f]	0.42%	0.08%	0.41%	1.42%	1.32%	0.96%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[e]	Less than 0.01%.
[f]	Net expense information reflects the expense ratios after waivers and reimbursements, as applicable.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2022, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Nova Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.58% at June 30, 2022.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$7,787,083	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	66,015
NASDAQ-100® Fund	Index exposure, Liquidity	21,585,057	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	38,460
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	9,814,052	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Liquidity, Leverage	22,042,972	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	254,213	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	179,798	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	199,060	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	76,548
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,713,613	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	56,415	25,648
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	6,624,396	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	1,710,594	767,287
High Yield Strategy Fund	Duration, Index exposure, Liquidity	3,250,728	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$20,792,643	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	3,802,583
NASDAQ-100® Fund	Index exposure, Liquidity	11,573,534	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	5,593,570
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	42,262,123	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	79,335,945	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,933,213	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	376,386
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,132,094	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	3,660,076	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	3,130,349
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	16,869,862	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	3,791,735
High Yield Strategy Fund	Duration, Index exposure, Liquidity	277,678	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$3,579,333	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/equity on swap contracts	Unamortized upfront premiums paid on credit default swap agreements Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements Variation margin on credit default swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2022:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at June 30, 2022
Inverse S&P 500® Strategy Fund	$5,534	$465,638	$—	$—	$471,172
Inverse NASDAQ-100® Strategy Fund	2,769	1,291,126	—	—	1,293,895
S&P 500® 2x Strategy Fund	—	97,619	—	—	97,619
NASDAQ-100® 2x Strategy Fund	—	16,022	—	—	16,022
Inverse Mid-Cap Strategy Fund	—	41,669	—	—	41,669
Inverse Russell 2000® Strategy Fund	9,217	447,259	—	—	456,476
Inverse Dow 2x Strategy Fund	773	309,069	—	—	309,842
Government Long Bond 1.2x Strategy Fund	—	—	127,227	—	127,227
Inverse Government Long Bond Strategy Fund	—	—	20,824	—	20,824
High Yield Strategy Fund	—	—	2,722	—	2,722

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at June 30, 2022
Nova Fund	$252,288	$1,337,421	$—	$—	$1,589,709
NASDAQ-100® Fund	457,355	899,330	—	—	1,356,685
S&P 500® 2x Strategy Fund	150,644	989,543	—	—	1,140,187
NASDAQ-100® 2x Strategy Fund	1,556,714	737,461	—	—	2,294,175
Mid-Cap 1.5x Strategy Fund	13,141	313,655	—	—	326,796
Russell 2000® 2x Strategy Fund	1,726	191,681	—	—	193,407
Russell 2000® 1.5x Strategy Fund	—	330,628	—	—	330,628
Dow 2x Strategy Fund	26,261	696,926	—	—	723,187
High Yield Strategy Fund	—	—	—	85,453	85,453

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/equity on swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$(1,164,903)	$(4,395,087)	$—	$—	$(5,559,990)
Inverse S&P 500® Strategy Fund	387,925	625,580	—	—	1,013,505
NASDAQ-100® Fund	(6,763,632)	(1,963,641)	—	—	(8,727,273)
Inverse NASDAQ-100® Strategy Fund	3,908	(19,668)	—	—	(15,760)
S&P 500® 2x Strategy Fund	242,960	(8,773,075)	—	—	(8,530,115)
NASDAQ-100® 2x Strategy Fund	(3,375,814)	(36,817,307)	—	—	(40,193,121)
Mid-Cap 1.5x Strategy Fund	(36,266)	(281,656)	—	—	(317,922)
Inverse Mid-Cap Strategy Fund	—	(49,822)	—	—	(49,822)
Russell 2000® 2x Strategy Fund	498,314	(552,771)	—	—	(54,457)
Russell 2000® 1.5x Strategy Fund	(279,255)	(638,220)	—	—	(917,475)
Inverse Russell 2000® Strategy Fund	(22,515)	(218,764)	—	—	(241,279)
Dow 2x Strategy Fund	(330,012)	(2,020,438)	—	—	(2,350,450)
Inverse Dow 2x Strategy Fund	10,706	106,670	—	—	117,376
Government Long Bond 1.2x Strategy Fund	—	—	(1,671,714)	—	(1,671,714)
Inverse Government Long Bond Strategy Fund	—	—	189,434	—	189,434
High Yield Strategy Fund	—	—	(322,185)	(286,254)	(608,439)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$(252,189)	$(2,154,943)	$—	$—	$(2,407,132)
Inverse S&P 500® Strategy Fund	10,520	491,693	—	—	502,213
NASDAQ-100® Fund	(659,088)	(993,438)	—	—	(1,652,526)
Inverse NASDAQ-100® Strategy Fund	2,769	1,295,187	—	—	1,297,956
S&P 500® 2x Strategy Fund	(149,928)	(3,542,065)	—	—	(3,691,993)
NASDAQ-100® 2x Strategy Fund	(1,703,026)	(3,616,557)	—		(5,319,583)
Mid-Cap 1.5x Strategy Fund	(19,870)	(453,014)	—	—	(472,884)
Inverse Mid-Cap Strategy Fund	—	44,389	—	—	44,389
Russell 2000® 2x Strategy Fund	(1,726)	(439,502)	—	—	(441,228)
Russell 2000® 1.5x Strategy Fund	—	(557,753)	—	—	(557,753)
Inverse Russell 2000® Strategy Fund	9,217	453,076	—		462,293
Dow 2x Strategy Fund	(56,160)	(1,000,639)	—	—	(1,056,799)
Inverse Dow 2x Strategy Fund	773	427,609	—	—	428,382
Government Long Bond 1.2x Strategy Fund	—	—	68,680	—	68,680
Inverse Government Long Bond Strategy Fund	—	—	12,364	—	12,364
High Yield Strategy Fund	—	—	9,578	(85,291)	(75,713)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse S&P 500® Strategy Fund	Swap equity contracts	$465,638	$—	$465,638	$—	$(140,000)	$325,638
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	1,291,126	—	1,291,126	—	(730,000)	561,126
S&P 500® 2x Strategy Fund	Swap equity contracts	97,619	—	97,619	—	—	97,619
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	16,022	—	16,022	—	—	16,022
Inverse Mid-Cap Strategy Fund	Swap equity contracts	41,669	—	41,669	—	—	41,669
Inverse Russell 2000® Strategy Fund	Swap equity contracts	447,259	—	447,259	—	(30,000)	417,259
Inverse Dow 2x Strategy Fund	Swap equity contracts	309,069	—	309,069	—	(20,000)	289,069

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$1,337,421	$—	$1,337,421	$(653,303)	$(684,118)	$—
NASDAQ-100® Fund	Swap equity contracts	899,330	—	899,330	(622,972)	(276,358)	—
S&P 500® 2x Strategy Fund	Swap equity contracts	989,543	—	989,543	(474,867)	(514,676)	—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	737,461	—	737,461	(680,803)	(56,658)	—
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	313,655	—	313,655	(39,432)	(251,000)	23,223
Russell 2000® 2x Strategy Fund	Swap equity contracts	191,681	—	191,681	(84,012)	(40,000)	67,669
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	330,628	—	330,628	(62,689)	(233,000)	34,939
Dow 2x Strategy Fund	Swap equity contracts	696,926	—	696,926	(77,921)	(619,005)	—
High Yield Strategy Fund	Credit index swap agreements	8,167	—	8,167	—	(5,178)	2,989

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Barclays Bank plc	Total return swap agreements	$684,118	$—
	Goldman Sachs International	Futures contracts	157,255	—
Nova Fund Total			841,373	—
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Total return swap agreements	60,421	—
	Goldman Sachs International	Total return swap agreements	—	140,000
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	520,795	—
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	160,000	—
	BNP Paribas	Total return swap agreements	—	730,000
	Goldman Sachs International	Futures contracts	15,000	—
Inverse NASDAQ-100® Strategy Fund Total			175,000	730,000
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	1,451,879	—
	Goldman Sachs International	Futures contracts	231,600	—
S&P 500® 2x Strategy Fund Total			1,683,479	—
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	373,513	—
	Goldman Sachs International	Futures contracts	1,349,023	—
NASDAQ-100® 2x Strategy Fund Total			1,722,536	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	251,000	—
Inverse Mid-Cap Strategy Fund	Barclays Bank plc	Total return swap agreements	10,000	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	40,000	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	233,000	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	180,000	—
	Goldman Sachs International	Total return swap agreements	—	30,000
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	727,011	—
	Goldman Sachs International	Futures contracts	7,360	—
Dow 2x Strategy Fund Total			734,371	—
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	22,000	—
	BNP Paribas	Total return swap agreements	—	20,000
	Goldman Sachs International	Futures contracts	8,000	—
Inverse Dow 2x Strategy Fund Total			30,000	20,000
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	220,336	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	227,369	—
	BNP Paribas	Total return swap agreements	5,178	—
High Yield Strategy Fund Total			232,547	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2022, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Nova Fund	$4,345
Inverse S&P 500® Strategy Fund	713
NASDAQ-100® Fund	13,968
Inverse NASDAQ-100® Strategy Fund	458
S&P 500® 2x Strategy Fund	5,434
NASDAQ-100® 2x Strategy Fund	6,653
Mid-Cap 1.5x Strategy Fund	194
Inverse Mid-Cap Strategy Fund	39
Russell 2000® 2x Strategy Fund	173
Russell 2000® 1.5x Strategy Fund	723
Inverse Russell 2000® Strategy Fund	82
Dow 2x Strategy Fund	3,050
Inverse Dow 2x Strategy Fund	478
Government Long Bond 1.2x Strategy Fund	774
Inverse Government Long Bond Strategy Fund	1,387
High Yield Strategy Fund	1,630

GI has contractually agreed to waive and/or reimburse expenses for Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Government Long Bond Strategy Fund, in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement is effective June 1, 2021 and the end of the initial term is August 1, 2022. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At June 30, 2022, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	69%

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
1.48%			2.25% - 2.38%
Due 07/01/22	$63,434,433	$63,437,040	Due 08/15/49 - 05/15/51	$75,962,000	$64,703,114

			U.S. Treasury Strip
			0.00%
			Due 02/15/52	17	7
				75,962,017	64,703,121

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.42%			0.38%
Due 07/01/22	24,703,701	24,704,676	Due 07/15/23	24,697,345	25,197,803

BofA Securities, Inc.			U.S. Treasury Note
1.44%			0.88%
Due 07/01/22	24,459,110	24,460,089	Due 11/15/30	29,732,100	24,948,317

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Nova Fund	$990	$(990)	$—	$1,068	$—	$1,068
NASDAQ-100® Fund	78,387	(78,387)	—	81,082	—	81,082
S&P 500® 2x Strategy Fund	834	(834)	—	900	—	900
NASDAQ-100® 2x Strategy Fund	72,860	(72,860)	—	75,002	—	75,002
Mid-Cap 1.5x Strategy Fund	17,913	(17,913)	—	18,628	—	18,628
Russell 2000® 2x Strategy Fund	229,003	(229,003)	—	235,453	—	235,453
Russell 2000® 1.5x Strategy Fund	494,333	(494,333)	—	508,755	—	508,755
High Yield Strategy Fund	218,518	(218,518)	—	223,412	—	223,412

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Nova Fund	$22,146,275	$275,395	$(1,958,097)	$(1,682,702)
Inverse S&P 500® Strategy Fund	4,911,859	471,172	(27,314)	443,858
NASDAQ-100® Fund	59,554,484	13,653,278	(2,830,414)	10,822,864
Inverse NASDAQ-100® Strategy Fund	12,851,933	1,293,989	(14,595)	1,279,394
S&P 500® 2x Strategy Fund	49,680,814	—	(7,867,054)	(7,867,054)
NASDAQ-100® 2x Strategy Fund	70,284,303	—	(15,465,837)	(15,465,837)
Mid-Cap 1.5x Strategy Fund	4,320,866	28,907	(603,821)	(574,914)
Inverse Mid-Cap Strategy Fund	593,369	41,668	(1,111)	40,557
Russell 2000® 2x Strategy Fund	2,229,701	487	(287,005)	(286,518)
Russell 2000® 1.5x Strategy Fund	4,754,761	39,361	(1,048,394)	(1,009,033)
Inverse Russell 2000® Strategy Fund	5,134,242	456,473	(2,279)	454,194
Dow 2x Strategy Fund	10,310,908	328,941	(873,206)	(544,265)
Inverse Dow 2x Strategy Fund	3,367,949	308,619	(12,246)	296,373
Government Long Bond 1.2x Strategy Fund	9,431,985	—	(81,994)	(81,994)
Inverse Government Long Bond Strategy Fund	(1,290,306)	25,899	(94,645)	(68,746)
High Yield Strategy Fund	2,939,601	2,723	(169,142)	(166,419)
U.S. Government Money Market Fund	88,423,906	—	—	—

Note 9 – Securities Transactions

For the period ended June 30, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$117,271,438	$151,447,921
Inverse S&P 500® Strategy Fund	250,000	—
NASDAQ-100® Fund	77,186,815	114,465,209
Inverse NASDAQ-100® Strategy Fund	400,000	360,000
S&P 500® 2x Strategy Fund	333,647,719	379,373,759
NASDAQ-100® 2x Strategy Fund	334,451,851	405,013,132
Mid-Cap 1.5x Strategy Fund	6,034,288	6,771,036
Inverse Mid-Cap Strategy Fund	10,021	5,000
Russell 2000® 2x Strategy Fund	5,302,521	7,828,481
Russell 2000® 1.5x Strategy Fund	2,804,809	4,108,551
Dow 2x Strategy Fund	24,483,843	31,020,860
Inverse Dow 2x Strategy Fund	—	815,000
Government Long Bond 1.2x Strategy Fund	—	2,650,000
Inverse Government Long Bond Strategy Fund	1,000,000	1,400,000
High Yield Strategy Fund	2,499,312	3,822,393
U.S. Government Money Market Fund	—	2,026,048

For the period ended June 30, 2022, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$107,500,907	$105,302,094
Inverse Government Long Bond Strategy Fund	85,557,922	96,936,430
U.S. Government Money Market Fund	—	2,400,000

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2022, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$42,076,512	$48,450,415	$(1,371,595)
NASDAQ-100® Fund	70,648,831	67,651,307	155,372
S&P 500® 2x Strategy Fund	198,865,673	122,295,899	(378,427)
NASDAQ-100® 2x Strategy Fund	176,532,142	103,172,221	(997,107)
Mid-Cap 1.5x Strategy Fund	5,847,687	6,312,233	(257,510)
Russell 2000® 2x Strategy Fund	1,324,055	3,015,422	53,463
Russell 2000® 1.5x Strategy Fund	1,818,349	1,707,878	(280,723)
Dow 2x Strategy Fund	9,555,797	11,311,075	(186,088)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 6, 2022, the line of credit agreement was renewed and expires on June 5, 2023. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.56% for the period ended June 30, 2022. The Funds did not have any borrowings outstanding under this agreement at June 30, 2022.

The average daily balances borrowed for the period ended June 30, 2022, were as follows:

Fund	Average Daily Balance
Nova Fund	$1,137
NASDAQ-100® Fund	20,805
S&P 500® 2x Strategy Fund	37,666
NASDAQ-100® 2x Strategy Fund	70,551
Mid-Cap 1.5x Strategy Fund	1,934
Russell 2000® 2x Strategy Fund	3,181
Russell 2000® 1.5x Strategy Fund	9,978
Dow 2x Strategy Fund	8,512
Inverse Dow 2x Strategy Fund	63
Government Long Bond 1.2x Strategy Fund	3,474

Note 11 – Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include Rydex Variable Trust. Defendants filed an opposition to the petition for certiorari on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions.

172 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition. On January 5, 2022, Plaintiff filed a petition for certiorari in the U.S. Supreme Court. That petition was denied on February 22, 2022.

As a result of the dismissals above, there are no longer claims pending against Rydex Variable Trust related to the Tribune LBO.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively.

Note 12 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 173

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Contracts Review Committee

Rydex Variable Trust (the “Trust”) was organized as a Delaware statutory trust on June 11, 1998, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund***
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 2x Strategy Fund***

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OTHER INFORMATION (Unaudited)(continued)

●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund***
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 2x Strategy Fund***
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	Russell 2000 Fund***	●	S&P 500 Fund***
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”
***

The Fund has been organized as a series of the Trust but has not commenced operations, and shares of the Fund are not currently offered to investors. The investment advisory agreement for the Fund was not considered for renewal. Consequently, all references to “the Funds” or similar references hereafter should be understood as excluding such Fund.

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings in person on April 19, 2022 (the “April Meeting”) and on May 24-25, 2022 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and

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OTHER INFORMATION (Unaudited)(continued)

Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds. The Committee also noted that as of March 31, 2022, Security Investors had entered into a Macroeconomic Services Agreement, at no fee, with another Guggenheim affiliate, Guggenheim Partners Advisors, LLC, to receive certain global and sector macroeconomic analysis and insight along with other guidance.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

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OTHER INFORMATION (Unaudited)(continued)

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2021, 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2021, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2021, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for other similar funds in the Guggenheim fund complex. The Committee also received certain updated performance information as of March 31, 2022 and April 30, 2022.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative

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OTHER INFORMATION (Unaudited)(continued)

to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2021, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2021, although its performance ranked in the third quartile of the broader peer group over the one-year period and in the fourth quartile of the broader peer group over the three- and five-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2021, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that each Fund’s returns ranked in the third quartile or better of its performance universe for each of the relevant periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted that as a part of the annual contract review process the Adviser contractually agreed to waive five basis points of its contractual advisory fee through August 1, 2023.2 The Committee also considered that each such Fund’s net effective management fee was competitive. The Committee noted that the higher total net expense ratio as compared to the peer fund was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are lower than those of the peer fund.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of each Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2021, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s representation that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

[2]

Inverse Government Long Bond Strategy, Inverse Dow 2x Strategy, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Inverse NASDAQ-100 Strategy, Inverse Russell 2000 Strategy, NASDAQ-100 2x Strategy, Europe 1.25x Strategy, Russell 2000 2x Strategy, Dow 2x Strategy, Russell 2000 1.5x Strategy, Inverse S&P 500 Strategy, Inverse Mid-Cap Strategy, S&P 500 2x Strategy and Mid Cap 1.5x Strategy.

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OTHER INFORMATION (Unaudited)(concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, Guggenheim’s overall expenses increased in 2021, which was primarily due to increased expenses in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-March 2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since August 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (August 2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-August 2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 185

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

186 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2021, to March 31, 2022. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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6.30.2022

Rydex Variable Trust Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com	RVATB2-SEMI-0622x1222

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
S&P 500® PURE GROWTH FUND	9
S&P 500® PURE VALUE FUND	15
S&P MIDCAP 400® PURE GROWTH FUND	22
S&P MIDCAP 400® PURE VALUE FUND	28
S&P SMALLCAP 600® PURE GROWTH FUND	34
S&P SMALLCAP 600® PURE VALUE FUND	41
EUROPE 1.25x STRATEGY FUND	48
JAPAN 2x STRATEGY FUND	56
STRENGTHENING DOLLAR 2x STRATEGY FUND	62
WEAKENING DOLLAR 2x STRATEGY FUND	68
NOTES TO FINANCIAL STATEMENTS	74
OTHER INFORMATION	88
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	95
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	101
LIQUIDITY RISK MANAGEMENT PROGRAM	104

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2022

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for ten funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2022.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

July 31, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

COVID-19 and Other Market Risks. The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

June 30, 2022

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● Please read the prospectus for more detailed information regarding these and other risks.

Pure Style Funds may not be suitable for all investors. ● The funds are subject to the risk that large, medium and small-capitalization stocks may under-perform other segments of the equity market or the equity market as a whole ● Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company. ● The funds are subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the funds’ inability to buy or sell securities or other financial instruments on that day. In certain circumstances, it may be difficult for the funds to purchase and sell particular investments within a reasonable time at a fair price. ● Unlike many investment companies, the funds are not actively “managed.” This means that based on market and economic conditions, the funds’ performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline ● The funds are subject to active trading and tracking error risks, which may increase volatility, impact the funds’ ability to achieve its investment objective and may decrease the fund’s performance. ● These funds are considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Securities are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. ● Please read the prospectus for more detailed information regarding these and other risks.

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a Fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

The Weakening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Please read the prospectus for more detailed information regarding these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2022

Equity and fixed income markets declined during the first six months of 2022 amid market volatility, Federal Reserve policy, and global economic headwinds.

With the labor market overheated and inflation considerably above the U.S. Federal Reserve’s (the “Fed”) target, we have entered an uncomfortable regime where “good news is bad news,” and the “Fed put” is deeply out of the money. For the first time in many years, the Fed is aggressively tightening financial conditions in an effort to slow the economy, keep inflation expectations in check, and bring inflation down to the 2% target.

The Fed’s crusade to crush inflation is reverberating around the world, as the strengthening dollar is boosting inflation and inflation expectations in other countries, forcing central banks to tighten policy abruptly to avoid an erosion of their own credibility. The tightening of global financial conditions will likely restrain growth, which is also being hampered by supply-side constraints: the U.S. unemployment rate has fallen to just 3.6%, commodity markets have been roiled by Russia’s war in Ukraine, and the Chinese economy has been hobbled by renewed COVID-19 lockdowns and property sector woes.

Recession risks have clearly risen. The U.S. monthly real gross domestic product (“GDP”) has declined at an annual rate of 1.8% from October 2021 through May 2022. Available employment data remains strong, contradicting the recession narrative, but the pace of improvement in the labor market has slowed markedly since last fall. This indicates that the labor market has already started to cool even before the full impact of tighter financial conditions has been felt. High-frequency indicators and news reports point to a further slowdown in the job market in coming months.

Inflation is a lagging indicator and continues to run far above the Fed’s target. While commodity prices and other leading indicators of inflation have cooled in recent months, the all-important headline consumer price index (“CPI”) number sits at a cycle high of 9.1% year over year as of June. Our analysis indicates that a Fed-induced downturn will be required to bring inflation down to target. We expect the Fed will raise rates to a range of 3.50–3.75% by December, which may tip the economy into recession in 2023.

For the six-month period ended June 30, 2022, the S&P 500® Index* returned -19.96%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -19.57%. The return of the MSCI Emerging Markets Index* was -17.63%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -10.35% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -14.19%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.14% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Nikkei-225 Stock Average Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies on the Tokyo Stock Exchange.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Pure Growth Index is narrow in focus, containing only those S&P 500 Index companies with strong growth characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P 500® Pure Value Index is narrow in focus, containing only those S&P 500 Index companies with strong value characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P MidCap 400® Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong growth characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P MidCap 400® Pure Value Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong value characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong growth characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong value characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

STOXX Europe 50® Index provides a blue-chip representation of supersector leaders in Europe. The index covers 50 stocks from 17 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

USD or U.S. Dollar Index® (USDX) is an index that determines the relative value of the United States dollar to a basket of foreign currencies. This formulated “basket” of currencies comprises the weighting of six other currencies as follows: Euro (EUR), 57.6% + Japanese Yen (JPY), 13.6% + Pound Sterling (GBP), 11.9% + Canadian Dollar (CAD), 9.1% + Swedish Krona (SEK), 4.2% + Swiss Franc (CHF) 3.6%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2021 and ending June 30, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2021	Ending Account Value June 30, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.66%	(30.18%)	$ 1,000.00	$ 698.20	$ 6.99
S&P 500® Pure Value Fund	1.67%	(6.79%)	1,000.00	932.10	8.00
S&P MidCap 400® Pure Growth Fund	1.66%	(29.31%)	1,000.00	706.90	7.03
S&P MidCap 400® Pure Value Fund	1.67%	(13.16%)	1,000.00	868.40	7.74
S&P SmallCap 600® Pure Growth Fund	1.67%	(30.96%)	1,000.00	690.40	7.00
S&P SmallCap 600® Pure Value Fund	1.67%	(13.48%)	1,000.00	865.20	7.72
Europe 1.25x Strategy Fund	1.72%	(20.33%)	1,000.00	796.70	7.66
Japan 2x Strategy Fund	1.60%	(41.68%)	1,000.00	583.20	6.28
Strengthening Dollar 2x Strategy Fund	1.87%	16.90%	1,000.00	1,169.00	10.06
Weakening Dollar 2x Strategy Fund	1.87%	(18.21%)	1,000.00	817.90	8.43

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.66%	5.00%	$ 1,000.00	$ 1,016.56	$ 8.30
S&P 500® Pure Value Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
S&P MidCap 400® Pure Growth Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
S&P MidCap 400® Pure Value Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
S&P SmallCap 600® Pure Growth Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
S&P SmallCap 600® Pure Value Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Europe 1.25x Strategy Fund	1.72%	5.00%	1,000.00	1,016.27	8.60
Japan 2x Strategy Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
Strengthening Dollar 2x Strategy Fund	1.87%	5.00%	1,000.00	1,015.52	9.35
Weakening Dollar 2x Strategy Fund	1.87%	5.00%	1,000.00	1,015.52	9.35

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2021 to June 30, 2022.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
NRG Energy, Inc.	3.8%
Fortinet, Inc.	3.4%
Enphase Energy, Inc.	3.2%
Diamondback Energy, Inc.	3.1%
Eli Lilly & Co.	2.9%
Goldman Sachs Group, Inc.	2.7%
Devon Energy Corp.	2.7%
Tesla, Inc.	2.4%
AutoZone, Inc.	2.4%
KLA Corp.	2.3%
Top Ten Total	28.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P 500® Pure Growth Fund	(30.18%)	(20.61%)	8.46%	11.25%
S&P 500 Pure Growth Index	(29.78%)	(19.31%)	10.34%	13.15%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Technology - 30.0%
Fortinet, Inc.*	15,824	$895,322
KLA Corp.	1,930	615,824
Monolithic Power Systems, Inc.	1,580	606,783
NVIDIA Corp.	3,184	482,663
Advanced Micro Devices, Inc.*	6,147	470,061
Intuit, Inc.	1,135	437,475
QUALCOMM, Inc.	3,395	433,677
Microsoft Corp.	1,634	419,660
Applied Materials, Inc.	4,550	413,959
EPAM Systems, Inc.*	1,400	412,692
Oracle Corp.	5,644	394,346
Teradyne, Inc.	4,274	382,737
Apple, Inc.	2,703	369,554
ServiceNow, Inc.*	745	354,262
Cadence Design Systems, Inc.*	2,276	341,468
Lam Research Corp.	774	329,840
Adobe, Inc.*	808	295,777
MSCI, Inc. — Class A	711	293,039
Total Technology		7,949,139

Consumer, Non-cyclical - 19.9%
Eli Lilly & Co.	2,388	774,261
Regeneron Pharmaceuticals, Inc.*	989	584,628
Moderna, Inc.*	3,946	563,686
PerkinElmer, Inc.	3,600	511,992
Dexcom, Inc.*	6,582	490,557
Gartner, Inc.*	1,725	417,157
Thermo Fisher Scientific, Inc.	763	414,523
West Pharmaceutical Services, Inc.	1,348	407,595
Bio-Techne Corp.	888	307,816
Charles River Laboratories International, Inc.*	1,424	304,693
Equifax, Inc.	1,647	301,038
Align Technology, Inc.*	818	193,596
Total Consumer, Non-cyclical		5,271,542

Financial - 12.3%
Goldman Sachs Group, Inc.	2,454	728,887
Discover Financial Services	6,259	591,976
SVB Financial Group*	1,480	584,585
Signature Bank	2,454	439,782
First Republic Bank	2,560	369,152
Extra Space Storage, Inc. REIT	2,163	367,970
Camden Property Trust REIT	1,340	180,203
Total Financial		3,262,555

Consumer, Cyclical - 11.7%
Tesla, Inc.*	942	634,361
AutoZone, Inc.*	290	623,245
Tractor Supply Co.	2,908	563,716
O’Reilly Automotive, Inc.*	740	467,502
Pool Corp.	1,238	434,823
Lowe’s Companies, Inc.	2,191	382,702
Total Consumer, Cyclical		3,106,349

Energy - 9.0%
Enphase Energy, Inc.*	4,334	846,170
Diamondback Energy, Inc.	6,686	810,009
Devon Energy Corp.	13,008	716,871
Total Energy		2,373,050

Communications - 7.6%
Arista Networks, Inc.*	4,641	435,048
Alphabet, Inc. — Class A*	155	337,785
Alphabet, Inc. — Class C*	144	314,993
Etsy, Inc.*	3,638	266,338
Amazon.com, Inc.*	2,462	261,489
Meta Platforms, Inc. — Class A*	1,532	247,035
Netflix, Inc.*	937	163,853
Total Communications		2,026,541

Industrial - 5.2%
Generac Holdings, Inc.*	2,473	520,764
Expeditors International of Washington, Inc.	5,123	499,288
Old Dominion Freight Line, Inc.	1,427	365,711
Total Industrial		1,385,763

Utilities - 3.8%
NRG Energy, Inc.	26,554	1,013,566

Total Common Stocks
(Cost $24,580,803)		26,388,505

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P 500® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$136,680	$136,680
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	53,229	53,229
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	52,701	52,701
Total Repurchase Agreements
(Cost $242,610)		242,610

Total Investments - 100.4%
(Cost $24,823,413)		$26,631,115
Other Assets & Liabilities, net - (0.4)%		(99,712)
Total Net Assets - 100.0%		$26,531,403

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,388,505	$—	$—	$26,388,505
Repurchase Agreements	—	242,610	—	242,610
Total Assets	$26,388,505	$242,610	$—	$26,631,115

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $24,580,803)	$26,388,505
Repurchase agreements, at value (cost $242,610)	242,610
Receivables:
Fund shares sold	149,440
Dividends	4,011
Interest	10
Total assets	26,784,576

Liabilities:
Payable for:
Securities purchased	156,772
Management fees	16,833
Fund shares redeemed	12,115
Transfer agent and administrative fees	6,037
Investor service fees	5,611
Portfolio accounting fees	2,244
Trustees’ fees*	457
Miscellaneous	53,104
Total liabilities	253,173
Commitments and contingent liabilities (Note 11)	—
Net Assets	$26,531,403

Net assets consist of:
Paid in capital	$21,786,116
Total distributable earnings (loss)	4,745,287
Net assets	$26,531,403
Capital shares outstanding	542,157
Net asset value per share	$48.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$156,260
Interest	412
Total investment income	156,672

Expenses:
Management fees	123,936
Investor service fees	41,312
Transfer agent and administrative fees	56,771
Professional fees	29,730
Portfolio accounting fees	16,525
Trustees’ fees*	3,081
Custodian fees	2,364
Miscellaneous	1,344
Total expenses	275,063
Net investment loss	(118,391)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(444,869)
Net realized loss	(444,869)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,712,269)
Net change in unrealized appreciation (depreciation)	(12,712,269)
Net realized and unrealized loss	(13,157,138)
Net decrease in net assets resulting from operations	$(13,275,529)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(118,391)	$(558,245)
Net realized gain (loss) on investments	(444,869)	5,136,512
Net change in unrealized appreciation (depreciation) on investments	(12,712,269)	5,134,807
Net increase (decrease) in net assets resulting from operations	(13,275,529)	9,713,074

Distributions to shareholders	—	(180,112)

Capital share transactions:
Proceeds from sale of shares	13,828,927	58,850,539
Distributions reinvested	—	180,112
Cost of shares redeemed	(26,638,846)	(51,238,818)
Net increase (decrease) from capital share transactions	(12,809,919)	7,791,833
Net increase (decrease) in net assets	(26,085,448)	17,324,795

Net assets:
Beginning of period	52,616,851	35,292,056
End of period	$26,531,403	$52,616,851

Capital share activity:
Shares sold	247,217	908,860
Shares issued from reinvestment of distributions	—	2,866
Shares redeemed	(455,749)	(800,679)
Net increase (decrease) in shares	(208,532)	111,047

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$70.09	$55.17	$54.49	$43.97	$50.27	$42.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.84)	(.48)	(.22)	(.44)	(.38)
Net gain (loss) on investments (realized and unrealized)	(20.94)	16.03	13.22	11.87	(1.68)	10.51
Total from investment operations	(21.15)	15.19	12.74	11.65	(2.12)	10.13
Less distributions from:
Net realized gains	—	(.27)	(12.06)	(1.13)	(4.18)	(2.17)
Total distributions	—	(.27)	(12.06)	(1.13)	(4.18)	(2.17)
Net asset value, end of period	$48.94	$70.09	$55.17	$54.49	$43.97	$50.27

Total Return[c]	(30.18%)	27.59%	27.32%	26.60%	(5.63%)	24.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,531	$52,617	$35,292	$42,057	$41,825	$55,023
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(1.34%)	(0.94%)	(0.42%)	(0.85%)	(0.80%)
Total expenses	1.66%	1.60%	1.73%	1.72%	1.62%	1.67%
Portfolio turnover rate	31%	155%	159%	190%	203%	303%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Cigna Corp.	2.3%
Berkshire Hathaway, Inc. — Class B	2.1%
Valero Energy Corp.	1.9%
Marathon Petroleum Corp.	1.9%
Allstate Corp.	1.9%
Prudential Financial, Inc.	1.9%
Archer-Daniels-Midland Co.	1.9%
MetLife, Inc.	1.8%
Loews Corp.	1.7%
Westrock Co.	1.6%
Top Ten Total	19.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P 500® Pure Value Fund	(6.79%)	(1.93%)	5.63%	10.55%
S&P 500 Pure Value Index	(5.95%)	(0.37%)	7.46%	12.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Financial - 30.5%
Berkshire Hathaway, Inc. — Class B*	2,866	$782,475
Allstate Corp.	5,501	697,142
Prudential Financial, Inc.	7,261	694,733
MetLife, Inc.	10,832	680,141
Loews Corp.	10,333	612,334
Everest Re Group Ltd.	2,063	578,218
American International Group, Inc.	10,710	547,602
Lincoln National Corp.	10,137	474,108
Travelers Companies, Inc.	2,716	459,357
Globe Life, Inc.	4,411	429,940
Aflac, Inc.	7,476	413,647
Assurant, Inc.	2,384	412,074
Hartford Financial Services Group, Inc.	5,946	389,047
Principal Financial Group, Inc.	5,718	381,905
Citigroup, Inc.	7,554	347,409
Invesco Ltd.	20,781	335,198
Chubb Ltd.	1,666	327,502
Citizens Financial Group, Inc.	8,482	302,723
M&T Bank Corp.	1,877	299,175
Wells Fargo & Co.	6,524	255,545
W R Berkley Corp.	3,434	234,405
Bank of New York Mellon Corp.	4,917	205,088
KeyCorp	11,767	202,745
Progressive Corp.	1,708	198,589
Truist Financial Corp.	3,842	182,226
Huntington Bancshares, Inc.	15,072	181,316
State Street Corp.	2,754	169,784
Fifth Third Bancorp	4,615	155,064
Kimco Realty Corp. REIT	7,372	145,744
U.S. Bancorp	2,667	122,735
PNC Financial Services Group, Inc.	631	99,553
Total Financial		11,317,524

Consumer, Non-cyclical - 22.6%
Cigna Corp.	3,212	846,426
Archer-Daniels-Midland Co.	8,940	693,744
Centene Corp.*	6,970	589,731
CVS Health Corp.	6,045	560,130
Tyson Foods, Inc. — Class A	6,273	539,854
Molson Coors Beverage Co. — Class B	9,026	492,007
Kraft Heinz Co.	12,827	489,222
Kroger Co.	8,841	418,445
Cardinal Health, Inc.	7,012	366,517
Universal Health Services, Inc. — Class B	3,435	345,939
AmerisourceBergen Corp. — Class A	2,435	344,504
Elevance Health, Inc.	664	320,433
Viatris, Inc.	29,860	312,634
Humana, Inc.	643	300,969
Conagra Brands, Inc.	8,259	282,788
Corteva, Inc.	4,930	266,910
Henry Schein, Inc.*	3,316	254,470
Nielsen Holdings plc	8,528	198,020
J M Smucker Co.	1,524	195,087
Sysco Corp.	2,064	174,842
Organon & Co.	4,366	147,353
Global Payments, Inc.	1,183	130,887
DaVita, Inc.*	1,479	118,261
Total Consumer, Non-cyclical		8,389,173

Energy - 9.5%
Valero Energy Corp.	6,798	722,491
Marathon Petroleum Corp.	8,762	720,324
Phillips 66	6,426	526,868
Baker Hughes Co.	13,408	387,089
Exxon Mobil Corp.	3,572	305,906
Marathon Oil Corp.	13,567	304,986
Kinder Morgan, Inc.	17,440	292,294
Chevron Corp.	1,775	256,985
Total Energy		3,516,943

Consumer, Cyclical - 7.8%
Walgreens Boots Alliance, Inc.	11,051	418,833
BorgWarner, Inc.	9,964	332,499
Whirlpool Corp.	1,807	279,850
General Motors Co.*	8,524	270,722
PulteGroup, Inc.	6,132	243,011
Ford Motor Co.	21,033	234,097
Best Buy Company, Inc.	3,538	230,642
Lennar Corp. — Class A	2,856	201,548
PVH Corp.	3,304	187,998
Walmart, Inc.	1,431	173,981
Alaska Air Group, Inc.*	3,845	153,992
PACCAR, Inc.	1,731	142,531
Total Consumer, Cyclical		2,869,704

Communications - 6.8%
Paramount Global — Class B	20,930	516,552
AT&T, Inc.	19,644	411,738
Lumen Technologies, Inc.	36,361	396,699
DISH Network Corp. — Class A*	16,460	295,128
Verizon Communications, Inc.	3,173	161,030
Omnicom Group, Inc.	2,397	152,473
T-Mobile US, Inc.*	1,062	142,881
Fox Corp. — Class A	4,246	136,551
News Corp. — Class A	8,443	131,542
Warner Bros Discovery, Inc.*	6,628	88,948
Fox Corp. — Class B	1,966	58,390
News Corp. — Class B	2,585	41,076
Total Communications		2,533,008

Utilities - 6.6%
Pinnacle West Capital Corp.	4,652	340,154
Consolidated Edison, Inc.	2,755	262,001
Entergy Corp.	1,724	194,191
Exelon Corp.	4,195	190,117
Atmos Energy Corp.	1,650	184,965
Evergy, Inc.	2,607	170,107
PPL Corp.	5,842	158,493
American Electric Power Company, Inc.	1,580	151,585
Duke Energy Corp.	1,342	143,876
Edison International	2,270	143,555

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P 500® PURE VALUE FUND

	Shares	Value
Sempra Energy	928	$139,451
DTE Energy Co.	1,082	137,144
NiSource, Inc.	4,577	134,976
Constellation Energy Corp.	1,398	80,049
Total Utilities		2,430,664

Industrial - 6.0%
Westrock Co.	15,081	600,827
Huntington Ingalls Industries, Inc.	1,567	341,324
FedEx Corp.	1,400	317,394
Mohawk Industries, Inc.*	2,274	282,181
CH Robinson Worldwide, Inc.	2,675	271,165
Raytheon Technologies Corp.	1,728	166,078
Westinghouse Air Brake Technologies Corp.	1,592	130,671
Textron, Inc.	1,923	117,438
Total Industrial		2,227,078

Basic Materials - 4.9%
Mosaic Co.	11,717	553,394
LyondellBasell Industries N.V. — Class A	4,199	367,245
International Paper Co.	8,261	345,558
Dow, Inc.	6,164	318,124
DuPont de Nemours, Inc.	2,557	142,118
Eastman Chemical Co.	1,124	100,901
Total Basic Materials		1,827,340

Technology - 4.6%
DXC Technology Co.*	17,515	530,880
Hewlett Packard Enterprise Co.	36,283	481,112
Western Digital Corp.*	5,972	267,725
Leidos Holdings, Inc.	2,303	231,935
Fidelity National Information Services, Inc.	1,066	97,720
Intel Corp.	2,592	96,967
Total Technology		1,706,339

Total Common Stocks
(Cost $30,766,556)		36,817,773

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$75,726	75,726
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	29,490	29,490
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	29,199	29,199
Total Repurchase Agreements
(Cost $134,415)		134,415

Total Investments - 99.7%
(Cost $30,900,971)		$36,952,188
Other Assets & Liabilities, net - 0.3%		114,060
Total Net Assets - 100.0%		$37,066,248

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P 500® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,817,773	$—	$—	$36,817,773
Repurchase Agreements	—	134,415	—	134,415
Total Assets	$36,817,773	$134,415	$—	$36,952,188

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $30,766,556)	$36,817,773
Repurchase agreements, at value (cost $134,415)	134,415
Receivables:
Fund shares sold	165,752
Dividends	45,485
Securities lending income	12
Interest	5
Total assets	37,163,442

Liabilities:
Payable for:
Management fees	24,564
Transfer agent and administrative fees	8,810
Investor service fees	8,188
Portfolio accounting fees	3,275
Fund shares redeemed	903
Trustees’ fees*	437
Miscellaneous	51,017
Total liabilities	97,194
Commitments and contingent liabilities (Note 11)	—
Net assets	$37,066,248

Net assets consist of:
Paid in capital	$32,195,440
Total distributable earnings (loss)	4,870,808
Net assets	$37,066,248
Capital shares outstanding	649,143
Net asset value per share	$57.10

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$504,249
Interest	444
Income from securities lending, net	90
Total investment income	504,783

Expenses:
Management fees	145,123
Investor service fees	48,374
Transfer agent and administrative fees	60,774
Professional fees	24,512
Portfolio accounting fees	19,350
Custodian fees	2,635
Trustees’ fees*	1,866
Miscellaneous	20,361
Total expenses	322,995
Net investment income	181,788

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,436,227)
Net realized loss	(2,436,227)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,627,480)
Net change in unrealized appreciation (depreciation)	(1,627,480)
Net realized and unrealized loss	(4,063,707)
Net decrease in net assets resulting from operations	$(3,881,919)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$181,788	$283,623
Net realized gain (loss) on investments	(2,436,227)	4,599,621
Net change in unrealized appreciation (depreciation) on investments	(1,627,480)	3,046,795
Net increase (decrease) in net assets resulting from operations	(3,881,919)	7,930,039

Distributions to shareholders	—	(312,593)

Capital share transactions:
Proceeds from sale of shares	77,624,025	58,771,957
Distributions reinvested	—	312,593
Cost of shares redeemed	(66,979,313)	(62,397,670)
Net increase (decrease) from capital share transactions	10,644,712	(3,313,120)
Net increase in net assets	6,762,793	4,304,326

Net assets:
Beginning of period	30,303,455	25,999,129
End of period	$37,066,248	$30,303,455

Capital share activity:
Shares sold	1,239,419	1,038,082
Shares issued from reinvestment of distributions	—	5,511
Shares redeemed	(1,084,980)	(1,104,920)
Net increase (decrease) in shares	154,439	(61,327)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$61.26	$46.76	$58.01	$48.02	$61.83	$56.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.50	.46	.59	.53	.35
Net gain (loss) on investments (realized and unrealized)	(4.45)	14.56	(7.59)	10.53	(7.82)	8.28
Total from investment operations	(4.16)	15.06	(7.13)	11.12	(7.29)	8.63
Less distributions from:
Net investment income	—	(.36)	(.85)	(.45)	(.53)	(.46)
Net realized gains	—	(.20)	(3.27)	(.68)	(5.99)	(2.79)
Total distributions	—	(.56)	(4.12)	(1.13)	(6.52)	(3.25)
Net asset value, end of period	$57.10	$61.26	$46.76	$58.01	$48.02	$61.83

Total Return[c]	(6.79%)	32.32%	(10.56%)	23.27%	(13.32%)	15.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,066	$30,303	$25,999	$32,731	$33,111	$44,496
Ratios to average net assets:
Net investment income (loss)	0.94%	0.87%	1.08%	1.10%	0.91%	0.61%
Total expenses	1.67%	1.59%	1.73%	1.72%	1.63%	1.61%
Portfolio turnover rate	157%	184%	157%	144%	197%	127%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Shockwave Medical, Inc.	5.7%
SLM Corp.	2.7%
Navient Corp.	2.6%
Louisiana-Pacific Corp.	2.5%
Steel Dynamics, Inc.	2.3%
Concentrix Corp.	2.3%
Cleveland-Cliffs, Inc.	2.3%
Jefferies Financial Group, Inc.	2.2%
Matador Resources Co.	2.2%
Dick’s Sporting Goods, Inc.	2.0%
Top Ten Total	26.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P MidCap 400® Pure Growth Fund	(29.31%)	(28.58%)	2.18%	6.09%
S&P MidCap 400 Pure Growth Index	(28.93%)	(27.43%)	3.86%	7.73%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Consumer, Non-cyclical - 23.3%
Shockwave Medical, Inc.*	2,418	$462,249
Option Care Health, Inc.*	4,467	124,138
Medpace Holdings, Inc.*	820	122,729
FTI Consulting, Inc.*	590	106,701
Repligen Corp.*	635	103,124
Tenet Healthcare Corp.*	1,867	98,130
Neurocrine Biosciences, Inc.*	926	90,266
Inari Medical, Inc.*	1,306	88,795
STAAR Surgical Co.*	977	69,299
Service Corporation International	970	67,046
Bruker Corp.	1,050	65,898
Tandem Diabetes Care, Inc.*	1,090	64,517
Paylocity Holding Corp.*	356	62,094
QuidelOrtho Corp.*	633	61,515
ASGN, Inc.*	671	60,558
Avis Budget Group, Inc.*	401	58,979
Darling Ingredients, Inc.*	882	52,743
GXO Logistics, Inc.*	1,073	46,429
Arrowhead Pharmaceuticals, Inc.*	1,252	44,083
Syneos Health, Inc.*	612	43,868
Total Consumer, Non-cyclical		1,893,161

Financial - 20.1%
SLM Corp.	13,816	220,227
Navient Corp.	15,150	211,949
Jefferies Financial Group, Inc.	6,392	176,547
Evercore, Inc. — Class A	1,310	122,629
Pinnacle Financial Partners, Inc.	1,599	115,624
Stifel Financial Corp.	1,720	96,354
East West Bancorp, Inc.	1,413	91,562
Life Storage, Inc. REIT	774	86,425
PacWest Bancorp	3,150	83,979
UMB Financial Corp.	946	81,451
Affiliated Managers Group, Inc.	648	75,557
National Storage Affiliates Trust REIT	1,441	72,151
Independence Realty Trust, Inc. REIT	3,237	67,103
Kinsale Capital Group, Inc.	291	66,825
First Financial Bankshares, Inc.	1,535	60,279
Total Financial		1,628,662

Consumer, Cyclical - 16.6%
Dick’s Sporting Goods, Inc.[1]	2,138	161,141
Williams-Sonoma, Inc.	1,006	111,616
Mattel, Inc.*	4,698	104,906
Fox Factory Holding Corp.*	1,269	102,205
Tempur Sealy International, Inc.	4,756	101,636
Deckers Outdoor Corp.*	357	91,160
Crocs, Inc.*	1,537	74,806
Churchill Downs, Inc.	382	73,164
GameStop Corp. — Class A*,1	552	67,510
Boyd Gaming Corp.	1,282	63,779
Five Below, Inc.*	548	62,160
YETI Holdings, Inc.*	1,404	60,751
Avient Corp.	1,489	59,679
Light & Wonder, Inc. — Class A*	1,152	54,133
Brunswick Corp.	767	50,146
Wingstop, Inc.	639	47,778
Scotts Miracle-Gro Co. — Class A	412	32,544
RH*	129	27,381
Total Consumer, Cyclical		1,346,495

Industrial - 12.9%
Louisiana-Pacific Corp.	3,940	206,495
Builders FirstSource, Inc.*	2,457	131,941
Eagle Materials, Inc.	748	82,235
Axon Enterprise, Inc.*	852	79,381
Saia, Inc.*	414	77,832
Trex Company, Inc.*	1,303	70,909
TopBuild Corp.*	403	67,365
Carlisle Companies, Inc.	262	62,516
Valmont Industries, Inc.	244	54,810
Chart Industries, Inc.*	287	48,038
Simpson Manufacturing Company, Inc.	439	44,168
Tetra Tech, Inc.	314	42,877
Watts Water Technologies, Inc. — Class A	345	42,380
Vicor Corp.*	697	38,147
Total Industrial		1,049,094

Technology - 9.7%
Concentrix Corp.	1,365	185,149
Azenta, Inc.	1,292	93,153
Power Integrations, Inc.	1,042	78,161
Teradata Corp.*	2,015	74,575
Maximus, Inc.	1,138	71,136
Qualys, Inc.*	550	69,377
Lattice Semiconductor Corp.*	1,130	54,805
Silicon Laboratories, Inc.*	363	50,900
Ziff Davis, Inc.*	669	49,860
SiTime Corp.*	231	37,660
Synaptics, Inc.*	204	24,082
Total Technology		788,858

Energy - 8.8%
Matador Resources Co.	3,744	174,433
Antero Midstream Corp.	17,109	154,836
Targa Resources Corp.	2,407	143,626
Murphy Oil Corp.	4,498	135,795
PDC Energy, Inc.	1,710	105,353
Total Energy		714,043

Basic Materials - 6.9%
Steel Dynamics, Inc.	2,850	188,528
Cleveland-Cliffs, Inc.*	11,925	183,287
Olin Corp.	2,220	102,742
Valvoline, Inc.	2,797	80,637
Total Basic Materials		555,194

Communications - 0.8%
Calix, Inc.*	1,991	67,973

Total Common Stocks
(Cost $8,957,861)		8,043,480

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$54,850	$54,850
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	21,361	21,361
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	21,149	21,149
Total Repurchase Agreements
(Cost $97,360)		97,360

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	177,392	177,392
Total Securities Lending Collateral
(Cost $177,392)		177,392

Total Investments - 102.5%
(Cost $9,232,613)		$8,318,232
Other Assets & Liabilities, net - (2.5)%		(205,789)
Total Net Assets - 100.0%		$8,112,443

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,043,480	$—	$—	$8,043,480
Repurchase Agreements	—	97,360	—	97,360
Securities Lending Collateral	177,392	—	—	177,392
Total Assets	$8,220,872	$97,360	$—	$8,318,232

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $171,450 of securities loaned (cost $9,135,253)	$8,220,872
Repurchase agreements, at value (cost $97,360)	97,360
Receivables:
Dividends	2,984
Securities lending income	1,213
Interest	4
Total assets	8,322,433

Liabilities:
Payable for:
Return of securities lending collateral	177,392
Management fees	5,377
Fund shares redeemed	4,654
Transfer agent and administrative fees	1,929
Investor service fees	1,792
Portfolio accounting fees	717
Trustees’ fees*	153
Miscellaneous	17,976
Total liabilities	209,990
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,112,443

Net assets consist of:
Paid in capital	$7,206,973
Total distributable earnings (loss)	905,470
Net assets	$8,112,443
Capital shares outstanding	245,037
Net asset value per share	$33.11

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$61,251
Interest	123
Income from securities lending, net	1,782
Total investment income	63,156

Expenses:
Management fees	39,943
Investor service fees	13,314
Transfer agent and administrative fees	18,531
Portfolio accounting fees	5,326
Professional fees	5,081
Trustees’ fees*	1,066
Custodian fees	769
Miscellaneous	4,626
Total expenses	88,656
Net investment loss	(25,500)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	265,593
Net realized gain	265,593
Net change in unrealized appreciation (depreciation) on:
Investments	(4,196,175)
Net change in unrealized appreciation (depreciation)	(4,196,175)
Net realized and unrealized loss	(3,930,582)
Net decrease in net assets resulting from operations	$(3,956,082)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(25,500)	$(245,145)
Net realized gain on investments	265,593	3,317,991
Net change in unrealized appreciation (depreciation) on investments	(4,196,175)	(915,982)
Net increase (decrease) in net assets resulting from operations	(3,956,082)	2,156,864

Distributions to shareholders	—	(1,506,779)

Capital share transactions:
Proceeds from sale of shares	3,161,875	20,285,321
Distributions reinvested	—	1,506,779
Cost of shares redeemed	(9,726,733)	(24,678,460)
Net decrease from capital share transactions	(6,564,858)	(2,886,360)
Net decrease in net assets	(10,520,940)	(2,236,275)

Net assets:
Beginning of period	18,633,383	20,869,658
End of period	$8,112,443	$18,633,383

Capital share activity:
Shares sold	76,329	419,578
Shares issued from reinvestment of distributions	—	32,935
Shares redeemed	(229,141)	(515,218)
Net decrease in shares	(152,812)	(62,705)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$46.84	$45.31	$36.17	$31.34	$39.31	$33.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.59)	(.41)	(.27)	(.28)	(.25)
Net gain (loss) on investments (realized and unrealized)	(13.64)	6.04	11.04	5.10	(4.97)	6.45
Total from investment operations	(13.73)	5.45	10.63	4.83	(5.25)	6.20
Less distributions from:
Net realized gains	—	(3.92)	(1.49)	—	(2.72)	—
Total distributions	—	(3.92)	(1.49)	—	(2.72)	—
Net asset value, end of period	$33.11	$46.84	$45.31	$36.17	$31.34	$39.31

Total Return[c]	(29.31%)	12.21%	30.47%	15.41%	(14.83%)	18.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,112	$18,633	$20,870	$12,738	$14,210	$20,394
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(1.23%)	(1.13%)	(0.77%)	(0.72%)	(0.70%)
Total expenses	1.66%	1.60%	1.72%	1.73%	1.62%	1.61%
Portfolio turnover rate	33%	159%	204%	176%	183%	233%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Unum Group	3.6%
HF Sinclair Corp.	3.3%
Reinsurance Group of America, Inc. — Class A	2.8%
Avnet, Inc.	2.7%
Alleghany Corp.	2.1%
United States Steel Corp.	1.9%
Graham Holdings Co. — Class B	1.7%
Commercial Metals Co.	1.7%
Xerox Holdings Corp.	1.7%
Kemper Corp.	1.7%
Top Ten Total	23.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P MidCap 400® Pure Value Fund	(13.16%)	(8.70%)	6.07%	9.66%
S&P MidCap 400 Pure Value Index	(12.48%)	(7.15%)	7.95%	11.67%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Financial - 31.6%
Unum Group	11,612	$395,040
Reinsurance Group of America, Inc. — Class A	2,600	304,954
Alleghany Corp.*	273	227,437
Kemper Corp.	3,827	183,313
CNO Financial Group, Inc.	9,413	170,281
Old Republic International Corp.	7,377	164,950
Voya Financial, Inc.	2,593	154,361
Hanover Insurance Group, Inc.	1,039	151,954
Mercury General Corp.	3,377	149,601
First Horizon Corp.	5,873	128,384
FNB Corp.	9,730	105,668
MGIC Investment Corp.	8,025	101,115
Fulton Financial Corp.	6,701	96,829
Associated Banc-Corp.	5,261	96,066
Texas Capital Bancshares, Inc.*	1,721	90,593
New York Community Bancorp, Inc.	9,143	83,476
United Bankshares, Inc.	2,363	82,870
Selective Insurance Group, Inc.	899	78,159
Essent Group Ltd.	1,968	76,555
Cadence Bank	3,150	73,962
Prosperity Bancshares, Inc.	1,081	73,800
Bread Financial Holdings, Inc.	1,961	72,675
RenaissanceRe Holdings Ltd.	422	65,988
International Bancshares Corp.	1,621	64,970
SL Green Realty Corp. REIT	1,393	64,287
Old National Bancorp	4,342	64,218
Washington Federal, Inc.	1,956	58,719
Sabra Health Care REIT, Inc.	3,861	53,938
Valley National Bancorp	4,573	47,605
Total Financial		3,481,768

Consumer, Cyclical - 20.1%
Lithia Motors, Inc. — Class A	632	173,680
Taylor Morrison Home Corp. — Class A*	6,844	159,876
Kohl’s Corp.	4,090	145,972
Univar Solutions, Inc.*	5,559	138,252
Murphy USA, Inc.	572	133,202
Thor Industries, Inc.[1]	1,712	127,938
Adient plc*	4,197	124,357
KB Home	4,227	120,301
Foot Locker, Inc.	4,674	118,019
Dana, Inc.	7,662	107,804
Lear Corp.	790	99,453
Macy’s, Inc.	5,318	97,426
Goodyear Tire & Rubber Co.*	9,095	97,408
Nu Skin Enterprises, Inc. — Class A	2,071	89,674
Gap, Inc.	10,635	87,632
Toll Brothers, Inc.	1,484	66,186
Callaway Golf Co.*	3,134	63,934
Nordstrom, Inc.[1]	2,984	63,052
BJ’s Wholesale Club Holdings, Inc.*	926	57,708
JetBlue Airways Corp.*	6,479	54,229
MillerKnoll, Inc.	1,616	42,452
Harley-Davidson, Inc.	1,291	40,873
Total Consumer, Cyclical		2,209,428

Industrial - 17.5%
Avnet, Inc.	6,890	295,443
Arrow Electronics, Inc.*	1,558	174,636
Greif, Inc. — Class A	2,514	156,823
Ryder System, Inc.	2,176	154,627
TD SYNNEX Corp.	1,524	138,836
Worthington Industries, Inc.	2,735	120,614
Fluor Corp.*	3,657	89,011
MDU Resources Group, Inc.	3,256	87,879
Vishay Intertechnology, Inc.	4,814	85,786
AGCO Corp.	727	71,755
EMCOR Group, Inc.	628	64,659
Owens Corning	831	61,752
Kirby Corp.*	975	59,319
Silgan Holdings, Inc.	1,397	57,766
XPO Logistics, Inc.*	1,065	51,290
Oshkosh Corp.	562	46,163
EnerSys	778	45,871
Knight-Swift Transportation Holdings, Inc.	961	44,485
Werner Enterprises, Inc.	1,049	40,428
Terex Corp.	1,409	38,564
Timken Co.	658	34,907
Total Industrial		1,920,614

Consumer, Non-cyclical - 9.2%
Graham Holdings Co. — Class B	334	189,325
Performance Food Group Co.*	2,979	136,975
Sprouts Farmers Market, Inc.*	5,290	133,943
ManpowerGroup, Inc.	1,722	131,578
Patterson Companies, Inc.	4,154	125,866
Pilgrim’s Pride Corp.*	3,974	124,108
Perrigo Company plc	2,937	119,154
Ingredion, Inc.	621	54,747
Total Consumer, Non-cyclical		1,015,696

Basic Materials - 6.7%
United States Steel Corp.	11,828	211,839
Commercial Metals Co.	5,639	186,651
Reliance Steel & Aluminum Co.	898	152,534
Minerals Technologies, Inc.	1,253	76,859
Cabot Corp.	1,027	65,512
Chemours Co.	1,421	45,501
Total Basic Materials		738,896

Utilities - 5.5%
Southwest Gas Holdings, Inc.	1,443	125,656
Spire, Inc.	1,577	117,282
UGI Corp.	2,162	83,475
NorthWestern Corp.	1,205	71,011
ONE Gas, Inc.	674	54,722
Portland General Electric Co.	1,126	54,419
ALLETE, Inc.	885	52,020
Hawaiian Electric Industries, Inc.	1,159	47,403
Total Utilities		605,988

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
Energy - 4.9%
HF Sinclair Corp.	8,161	$368,551
NOV, Inc.	8,122	137,343
Equitrans Midstream Corp.	5,278	33,568
Total Energy		539,462

Technology - 3.5%
Xerox Holdings Corp.	12,538	186,189
Science Applications International Corp.	981	91,331
CACI International, Inc. — Class A*	230	64,810
Kyndryl Holdings, Inc.*	4,714	46,103
Total Technology		388,433

Communications - 0.5%
Viasat, Inc.*	1,781	54,552

Total Common Stocks
(Cost $10,122,127)		10,954,837

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$48,022	48,022
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	18,701	18,701
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	18,516	18,516
Total Repurchase Agreements
(Cost $85,239)		85,239

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	89,562	89,562
Total Securities Lending Collateral
(Cost $89,562)		89,562

Total Investments - 101.1%
(Cost $10,296,928)		$11,129,638
Other Assets & Liabilities, net - (1.1)%		(124,681)
Total Net Assets - 100.0%		$11,004,957

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,954,837	$—	$—	$10,954,837
Repurchase Agreements	—	85,239	—	85,239
Securities Lending Collateral	89,562	—	—	89,562
Total Assets	$11,044,399	$85,239	$—	$11,129,638

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $86,076 of securities loaned (cost $10,211,689)	$11,044,399
Repurchase agreements, at value (cost $85,239)	85,239
Cash	138
Receivables:
Dividends	13,659
Securities lending income	7
Interest	4
Total assets	11,143,446

Liabilities:
Payable for:
Return of securities lending collateral	89,562
Fund shares redeemed	18,811
Management fees	6,725
Transfer agent and administrative fees	2,412
Investor service fees	2,242
Portfolio accounting fees	897
Trustees’ fees*	150
Miscellaneous	17,690
Total liabilities	138,489
Commitments and contingent liabilities (Note 11)	—
Net assets	$11,004,957

Net assets consist of:
Paid in capital	$8,446,237
Total distributable earnings (loss)	2,558,720
Net assets	$11,004,957
Capital shares outstanding	231,520
Net asset value per share	$47.53

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends	$122,413
Interest	131
Income from securities lending, net	22
Total investment income	122,566

Expenses:
Management fees	45,627
Investor service fees	15,209
Transfer agent and administrative fees	19,965
Portfolio accounting fees	6,084
Professional fees	2,650
Trustees’ fees*	852
Custodian fees	848
Line of credit fees	10
Miscellaneous	10,145
Total expenses	101,390
Net investment income	21,176

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	457,386
Net realized gain	457,386
Net change in unrealized appreciation (depreciation) on:
Investments	(2,122,314)
Net change in unrealized appreciation (depreciation)	(2,122,314)
Net realized and unrealized loss	(1,664,928)
Net decrease in net assets resulting from operations	$(1,643,752)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,176	$93,902
Net realized gain on investments	457,386	3,513,107
Net change in unrealized appreciation (depreciation) on investments	(2,122,314)	586,919
Net increase (decrease) in net assets resulting from operations	(1,643,752)	4,193,928

Distributions to shareholders	—	(658,976)

Capital share transactions:
Proceeds from sale of shares	12,934,362	39,150,976
Distributions reinvested	—	658,976
Cost of shares redeemed	(14,108,173)	(45,890,561)
Net decrease from capital share transactions	(1,173,811)	(6,080,609)
Net decrease in net assets	(2,817,563)	(2,545,657)

Net assets:
Beginning of period	13,822,520	16,368,177
End of period	$11,004,957	$13,822,520

Capital share activity:
Shares sold	247,581	749,306
Shares issued from reinvestment of distributions	—	12,876
Shares redeemed	(268,603)	(888,216)
Net decrease in shares	(21,022)	(126,034)

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$54.73	$43.24	$42.15	$34.42	$49.79	$54.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.26	.09	.14	(.01)	(.05)
Net gain (loss) on investments (realized and unrealized)	(7.29)	13.11	2.49	7.59	(7.95)	6.13
Total from investment operations	(7.20)	13.37	2.58	7.73	(7.96)	6.08
Less distributions from:
Net investment income	—	(.04)	(.15)	—	—	—
Net realized gains	—	(1.84)	(1.34)	—	(7.41)	(10.64)
Total distributions	—	(1.88)	(1.49)	—	(7.41)	(10.64)
Net asset value, end of period	$47.53	$54.73	$43.24	$42.15	$34.42	$49.79

Total Return[c]	(13.16%)	31.25%	7.42%	22.46%	(18.98%)	13.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,005	$13,823	$16,368	$9,418	$8,985	$17,415
Ratios to average net assets:
Net investment income (loss)	0.35%	0.49%	0.27%	0.35%	(0.03%)	(0.10%)
Total expenses	1.67%	1.59%	1.72%	1.73%	1.62%	1.61%
Portfolio turnover rate	96%	216%	320%	188%	145%	144%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Vir Biotechnology, Inc.	2.6%
Dynavax Technologies Corp.	2.3%
Dorian LPG Ltd.	1.8%
Celsius Holdings, Inc.	1.6%
Encore Wire Corp.	1.6%
Fulgent Genetics, Inc.	1.6%
First BanCorp	1.5%
B Riley Financial, Inc.	1.4%
ServisFirst Bancshares, Inc.	1.3%
Piper Sandler Cos.	1.3%
Top Ten Total	17.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P SmallCap 600® Pure Growth Fund	(30.96%)	(29.76%)	1.38%	6.85%
S&P SmallCap 600 Pure Growth Index	(30.53%)	(28.66%)	3.20%	8.77%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Consumer, Non-cyclical - 31.2%
Vir Biotechnology, Inc.*	8,002	$203,811
Dynavax Technologies Corp.*	14,781	186,093
Celsius Holdings, Inc.*	2,008	131,042
Fulgent Genetics, Inc.*	2,288	124,765
Innoviva, Inc.*	6,994	103,231
United Natural Foods, Inc.*	2,593	102,164
Simply Good Foods Co.*	2,668	100,771
MGP Ingredients, Inc.	972	97,287
AMN Healthcare Services, Inc.*	864	94,789
Cross Country Healthcare, Inc.*	4,241	88,340
Coca-Cola Consolidated, Inc.	144	81,202
Avid Bioservices, Inc.*	5,237	79,917
Organogenesis Holdings, Inc.*	15,183	74,093
Collegium Pharmaceutical, Inc.*	3,585	63,526
Cara Therapeutics, Inc.*	6,695	61,125
uniQure N.V.*	3,123	58,213
Medifast, Inc.	307	55,417
Ligand Pharmaceuticals, Inc. — Class B*	605	53,978
Korn Ferry	928	53,842
Heidrick & Struggles International, Inc.	1,604	51,905
AngioDynamics, Inc.*	2,666	51,587
iTeos Therapeutics, Inc.*	2,388	49,193
Arcus Biosciences, Inc.*	1,926	48,805
CorVel Corp.*	321	47,274
Inter Parfums, Inc.	642	46,905
Supernus Pharmaceuticals, Inc.*	1,471	42,541
Vericel Corp.*	1,600	40,288
Vector Group Ltd.	3,655	38,377
Omnicell, Inc.*	327	37,196
Community Health Systems, Inc.*	9,154	34,327
Alarm.com Holdings, Inc.*	516	31,920
Xencor, Inc.*	1,151	31,503
Joint Corp.*	1,981	30,329
Zynex, Inc.	3,622	28,904
RadNet, Inc.*	1,385	23,933
BioLife Solutions, Inc.*	1,573	21,723
Heska Corp.*	196	18,524
Total Consumer, Non-cyclical		2,488,840

Financial - 22.5%
First BanCorp	9,035	116,642
B Riley Financial, Inc.	2,621	110,737
ServisFirst Bancshares, Inc.	1,339	105,674
Piper Sandler Cos.	925	104,858
Customers Bancorp, Inc.*	2,970	100,683
Flagstar Bancorp, Inc.	2,833	100,430
Preferred Bank/Los Angeles CA	1,232	83,801
Meta Financial Group, Inc.	2,121	82,019
St. Joe Co.	1,905	75,362
Enova International, Inc.*	2,531	72,943
Walker & Dunlop, Inc.	740	71,292
Triumph Bancorp, Inc.*	1,105	69,129
HomeStreet, Inc.	1,959	67,918
HCI Group, Inc.	990	67,082
Veritex Holdings, Inc.	2,263	66,215
Palomar Holdings, Inc.*	980	63,112
Axos Financial, Inc.*	1,734	62,164
Virtus Investment Partners, Inc.	328	56,095
World Acceptance Corp.*	487	54,661
Innovative Industrial Properties, Inc. REIT	477	52,408
Redwood Trust, Inc. REIT	6,759	52,112
Bancorp, Inc.*	2,629	51,318
NexPoint Residential Trust, Inc. REIT	690	43,132
Brightsphere Investment Group, Inc.	1,860	33,499
Trupanion, Inc.*	396	23,863
Douglas Elliman, Inc.	1,827	8,751
Total Financial		1,795,900

Industrial - 13.3%
Dorian LPG Ltd.	9,300	141,360
Encore Wire Corp.	1,259	130,835
MYR Group, Inc.*	1,099	96,855
Mueller Industries, Inc.	1,701	90,646
Comfort Systems USA, Inc.	1,048	87,141
UFP Industries, Inc.	1,252	85,311
NV5 Global, Inc.*	611	71,328
Insteel Industries, Inc.	2,097	70,606
Matson, Inc.	968	70,548
ArcBest Corp.	775	54,537
Fabrinet*	639	51,823
Sturm Ruger & Company, Inc.	708	45,064
Advanced Energy Industries, Inc.	482	35,177
Triumph Group, Inc.*	1,970	26,181
Total Industrial		1,057,412

Consumer, Cyclical - 11.9%
Hibbett, Inc.	2,334	102,019
XPEL, Inc.*	2,113	97,050
MarineMax, Inc.*	2,272	82,065
Vista Outdoor, Inc.*	2,727	76,083
Century Communities, Inc.	1,588	71,412
Signet Jewelers Ltd.	1,185	63,350
Movado Group, Inc.	1,975	61,087
Boot Barn Holdings, Inc.*	884	60,917
Shoe Carnival, Inc.	2,817	60,875
LGI Homes, Inc.*	681	59,179
Buckle, Inc.	1,796	49,731
Cavco Industries, Inc.*	207	40,570
Sleep Number Corp.*	1,094	33,859
Children’s Place, Inc.*	866	33,705
Installed Building Products, Inc.	403	33,514
Gentherm, Inc.*	398	24,839
Total Consumer, Cyclical		950,255

Technology - 10.0%
Kulicke & Soffa Industries, Inc.	2,415	103,386
Onto Innovation, Inc.*	1,310	91,360
MaxLinear, Inc. — Class A*	1,887	64,120
ExlService Holdings, Inc.*	397	58,490
Axcelis Technologies, Inc.*	992	54,401
Veeco Instruments, Inc.*	2,741	53,176

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Diodes, Inc.*	762	$49,202
Digital Turbine, Inc.*	2,765	48,304
Ultra Clean Holdings, Inc.*	1,547	46,054
Rambus, Inc.*	2,093	44,979
SPS Commerce, Inc.*	328	37,080
Donnelley Financial Solutions, Inc.*	1,209	35,412
TTEC Holdings, Inc.	486	32,995
Apollo Medical Holdings, Inc.*	823	31,760
3D Systems Corp.*	2,983	28,935
Diebold Nixdorf, Inc.*	6,176	14,019
Total Technology		793,673

Communications - 6.9%
TechTarget, Inc.*	1,454	95,557
Perficient, Inc.*	748	68,584
OptimizeRx Corp.*	2,332	63,874
A10 Networks, Inc.	4,382	63,013
Thryv Holdings, Inc.*	2,222	49,750
Liquidity Services, Inc.*	3,110	41,798
Extreme Networks, Inc.*	4,367	38,954
Vonage Holdings Corp.*	2,023	38,113
Harmonic, Inc.*	4,051	35,122
ADTRAN, Inc.	1,648	28,890
Shutterstock, Inc.	439	25,159
Total Communications		548,814

Energy - 3.0%
Civitas Resources, Inc.	1,756	91,821
Callon Petroleum Co.*	1,412	55,351
SM Energy Co.	1,464	50,054
Ranger Oil Corp. — Class A*	1,126	37,012
Total Energy		234,238

Basic Materials - 1.0%
Rogers Corp.*	204	53,467
Balchem Corp.	211	27,375
Total Basic Materials		80,842

Total Common Stocks
(Cost $8,759,886)		7,949,974

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$32,942	32,942
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	12,829	12,829
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	12,702	12,702
Total Repurchase Agreements
(Cost $58,473)		58,473

Total Investments - 100.5%
(Cost $8,818,359)		$8,008,447
Other Assets & Liabilities, net - (0.5)%		(35,996)
Total Net Assets - 100.0%		$7,972,451

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,949,974	$—	$—	$7,949,974
Repurchase Agreements	—	58,473	—	58,473
Total Assets	$7,949,974	$58,473	$—	$8,008,447

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value (cost $8,759,886)	$7,949,974
Repurchase agreements, at value (cost $58,473)	58,473
Receivables:
Dividends	2,237
Securities lending income	21
Interest	2
Total assets	8,010,707

Liabilities:
Payable for:
Fund shares redeemed	13,925
Management fees	5,197
Transfer agent and administrative fees	1,864
Investor service fees	1,732
Portfolio accounting fees	693
Trustees’ fees*	125
Miscellaneous	14,720
Total liabilities	38,256
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,972,451

Net assets consist of:
Paid in capital	$7,870,411
Total distributable earnings (loss)	102,040
Net assets	$7,972,451
Capital shares outstanding	160,100
Net asset value per share	$49.80

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $198)	$81,574
Interest	94
Income from securities lending, net	169
Total investment income	81,837

Expenses:
Management fees	36,213
Investor service fees	12,071
Transfer agent and administrative fees	16,154
Portfolio accounting fees	4,828
Professional fees	1,751
Trustees’ fees*	769
Custodian fees	680
Miscellaneous	7,960
Total expenses	80,426
Net investment income	1,411

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(406,619)
Net realized loss	(406,619)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,339,171)
Net change in unrealized appreciation (depreciation)	(3,339,171)
Net realized and unrealized loss	(3,745,790)
Net decrease in net assets resulting from operations	$(3,744,379)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,411	$(183,809)
Net realized gain (loss) on investments	(406,619)	2,889,420
Net change in unrealized appreciation (depreciation) on investments	(3,339,171)	(135,557)
Net increase (decrease) in net assets resulting from operations	(3,744,379)	2,570,054

Distributions to shareholders	—	(65,305)

Capital share transactions:
Proceeds from sale of shares	2,874,942	32,594,661
Distributions reinvested	—	65,305
Cost of shares redeemed	(4,114,642)	(38,222,322)
Net decrease from capital share transactions	(1,239,700)	(5,562,356)
Net decrease in net assets	(4,984,079)	(3,057,607)

Net assets:
Beginning of period	12,956,530	16,014,137
End of period	$7,972,451	$12,956,530

Capital share activity:
Shares sold	50,381	461,796
Shares issued from reinvestment of distributions	—	935
Shares redeemed	(69,906)	(546,516)
Net decrease in shares	(19,525)	(83,785)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$72.13	$60.80	$55.24	$49.07	$54.95	$49.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.76)	(.45)	(.36)	(.60)	(.47)
Net gain (loss) on investments (realized and unrealized)	(22.34)	12.40	8.42	6.53	(4.12)	8.25
Total from investment operations	(22.33)	11.64	7.97	6.17	(4.72)	7.78
Less distributions from:
Net realized gains	—	(.31)	(2.41)	—	(1.16)	(2.69)
Total distributions	—	(.31)	(2.41)	—	(1.16)	(2.69)
Net asset value, end of period	$49.80	$72.13	$60.80	$55.24	$49.07	$54.95

Total Return[c]	(30.96%)	19.16%	15.76%	12.57%	(9.03%)	16.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,972	$12,957	$16,014	$12,323	$17,006	$20,438
Ratios to average net assets:
Net investment income (loss)	0.03%	(1.08%)	(0.93%)	(0.69%)	(1.01%)	(0.90%)
Total expenses	1.67%	1.60%	1.72%	1.73%	1.63%	1.61%
Portfolio turnover rate	34%	219%	258%	190%	313%	280%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
United Fire Group, Inc.	1.7%
PBF Energy, Inc. — Class A	1.7%
Seneca Foods Corp. — Class A	1.6%
Kelly Services, Inc. — Class A	1.6%
Olympic Steel, Inc.	1.6%
Universal Corp.	1.5%
TimkenSteel Corp.	1.5%
Fresh Del Monte Produce, Inc.	1.4%
SpartanNash Co.	1.4%
StoneX Group, Inc.	1.4%
Top Ten Total	15.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
S&P SmallCap 600® Pure Value Fund	(13.48%)	(12.62%)	4.21%	7.78%
S&P SmallCap 600 Pure Value Index	(12.64%)	(10.82%)	6.22%	9.64%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Financial - 23.1%
United Fire Group, Inc.	5,842	$199,972
StoneX Group, Inc.*	2,005	156,530
Genworth Financial, Inc. — Class A*	38,861	137,179
GEO Group, Inc. REIT*	20,490	135,234
EZCORP, Inc. — Class A*	16,967	127,422
Universal Insurance Holdings, Inc.	9,664	125,922
American Equity Investment Life Holding Co.	2,979	108,942
SiriusPoint Ltd.*	19,600	106,232
Anywhere Real Estate, Inc.*	9,704	95,390
Mr Cooper Group, Inc.*	2,548	93,614
Horace Mann Educators Corp.	2,255	86,547
ProAssurance Corp.	3,623	85,612
Employers Holdings, Inc.	1,928	80,764
Safety Insurance Group, Inc.	730	70,883
Heritage Financial Corp.	2,422	60,937
Hope Bancorp, Inc.	3,688	51,042
Two Harbors Investment Corp. REIT	9,416	46,892
Ready Capital Corp. REIT	3,773	44,974
PennyMac Mortgage Investment Trust REIT	3,146	43,509
Franklin BSP Realty Trust, Inc. REIT	3,153	42,503
S&T Bancorp, Inc.	1,514	41,529
Renasant Corp.	1,379	39,729
First Financial Bancorp	2,040	39,576
Granite Point Mortgage Trust, Inc. REIT	4,055	38,806
Allegiance Bancshares, Inc.	1,015	38,326
Columbia Banking System, Inc.	1,293	37,044
New York Mortgage Trust, Inc. REIT	13,348	36,841
Northwest Bancshares, Inc.	2,867	36,698
Trustmark Corp.	1,240	36,196
Apollo Commercial Real Estate Finance, Inc. REIT	3,465	36,175
ARMOUR Residential REIT, Inc. [1]	5,045	35,517
TrustCo Bank Corporation NY	1,146	35,343
Franklin Street Properties Corp. REIT	8,114	33,835
Berkshire Hills Bancorp, Inc.	1,335	33,068
NMI Holdings, Inc. — Class A*	1,837	30,586
Diversified Healthcare Trust REIT	16,455	29,948
Office Properties Income Trust REIT	1,396	27,850
Simmons First National Corp. — Class A	1,307	27,787
PRA Group, Inc.*	726	26,397
BankUnited, Inc.	737	26,215
RE/MAX Holdings, Inc. — Class A	971	23,809
eHealth, Inc.*	2,286	21,328
Orion Office REIT, Inc.	1,825	20,002
Invesco Mortgage Capital, Inc. REIT	1,243	18,247
Total Financial		2,670,952

Consumer, Cyclical - 22.0%
ScanSource, Inc.*	3,997	124,466
Titan International, Inc.*	7,144	107,874
World Fuel Services Corp.	5,087	104,080
Meritor, Inc.*	2,741	99,580
Chico’s FAS, Inc.*	19,745	98,133
Tri Pointe Homes, Inc.*	5,538	93,426
Motorcar Parts of America, Inc.*	7,032	92,260
M/I Homes, Inc.*	2,290	90,822
America’s Car-Mart, Inc.*	886	89,132
PC Connection, Inc.	1,969	86,734
Group 1 Automotive, Inc.	509	86,428
G-III Apparel Group Ltd.*	4,096	82,862
ODP Corp.*	2,733	82,646
Cato Corp. — Class A	7,007	81,351
Sonic Automotive, Inc. — Class A	2,023	74,102
Haverty Furniture Companies, Inc.	2,925	67,802
Big Lots, Inc.	2,922	61,274
American Axle & Manufacturing Holdings, Inc.*	7,947	59,841
Conn’s, Inc.*	7,359	59,019
Caleres, Inc.	2,248	58,988
LL Flooring Holdings, Inc.*	6,000	56,220
MDC Holdings, Inc.	1,726	55,767
Ethan Allen Interiors, Inc.	2,582	52,182
Wabash National Corp.	3,826	51,957
KAR Auction Services, Inc.*	3,388	50,041
Resideo Technologies, Inc.*	2,572	49,948
Veritiv Corp.*	454	49,282
Guess?, Inc.[1]	2,866	48,865
PriceSmart, Inc.	677	48,494
SkyWest, Inc.*	2,257	47,961
Urban Outfitters, Inc.*	2,491	46,482
Fossil Group, Inc.*	7,914	40,915
Standard Motor Products, Inc.	845	38,017
La-Z-Boy, Inc.	1,560	36,988
Bloomin’ Brands, Inc.	2,129	35,384
Universal Electronics, Inc.*	1,223	31,272
El Pollo Loco Holdings, Inc.*	3,024	29,756
Brinker International, Inc.*	956	21,061
Zumiez, Inc.*	743	19,318
Tupperware Brands Corp.*	2,719	17,239
Bed Bath & Beyond, Inc.*,1	2,159	10,730
Total Consumer, Cyclical		2,538,699

Consumer, Non-cyclical - 18.7%
Seneca Foods Corp. — Class A*	3,400	188,836
Kelly Services, Inc. — Class A	9,054	179,541
Universal Corp.	2,868	173,514
Fresh Del Monte Produce, Inc.	5,619	165,929
SpartanNash Co.	5,293	159,690
TreeHouse Foods, Inc.*	3,032	126,798
Andersons, Inc.	3,789	124,999
Perdoceo Education Corp.*	7,770	91,530
Aaron’s Company, Inc.	6,240	90,792
Strategic Education, Inc.	1,272	89,778
CoreCivic, Inc.*	7,344	81,592
ABM Industries, Inc.	1,727	74,986
Covetrus, Inc.*	3,470	72,002
Quanex Building Products Corp.	2,785	63,359
American Public Education, Inc.*	3,874	62,604
Resources Connection, Inc.	2,683	54,653
TrueBlue, Inc.*	3,014	53,950

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Hostess Brands, Inc.*	2,402	$50,946
Select Medical Holdings Corp.	2,036	48,090
Owens & Minor, Inc.	1,499	47,144
Adtalem Global Education, Inc.*	1,306	46,977
Central Garden & Pet Co. — Class A*	857	34,289
Edgewell Personal Care Co.	807	27,858
Emergent BioSolutions, Inc.*	722	22,411
Deluxe Corp.	837	18,138
Central Garden & Pet Co.*	206	8,738
Total Consumer, Non-cyclical		2,159,144

Industrial - 14.7%
Olympic Steel, Inc.	6,965	179,349
TimkenSteel Corp.*	9,050	169,325
Sanmina Corp.*	3,293	134,124
Benchmark Electronics, Inc.	5,308	119,749
AAR Corp.*	2,676	111,964
TTM Technologies, Inc.*	7,620	95,250
Atlas Air Worldwide Holdings, Inc.*	1,490	91,948
Powell Industries, Inc.	3,818	89,227
DXP Enterprises, Inc.*	2,675	81,935
Greenbrier Companies, Inc.	2,167	77,990
Griffon Corp.	2,519	70,607
Tredegar Corp.	6,897	68,970
Moog, Inc. — Class A	773	61,368
O-I Glass, Inc.*	4,228	59,192
American Woodmark Corp.*	1,260	56,713
Granite Construction, Inc.	1,860	54,200
Hub Group, Inc. — Class A*	566	40,152
Matthews International Corp. — Class A	1,335	38,275
Plexus Corp.*	428	33,598
Harsco Corp.*	4,646	33,033
Arcosa, Inc.	616	28,601
Total Industrial		1,695,570

Energy - 8.6%
PBF Energy, Inc. — Class A*	6,761	196,204
SunCoke Energy, Inc.	20,014	136,295
CONSOL Energy, Inc.*	1,834	90,563
US Silica Holdings, Inc.*	7,302	83,389
Helix Energy Solutions Group, Inc.*	24,448	75,789
NOW, Inc.*	7,157	69,995
Oil States International, Inc.*	12,279	66,552
Nabors Industries Ltd.*	380	50,882
REX American Resources Corp.*	542	45,962
ProPetro Holding Corp.*	4,044	40,440
Oceaneering International, Inc.*	3,510	37,487
Bristow Group, Inc.*	1,600	37,440
FutureFuel Corp.	4,814	35,046
Archrock, Inc.	3,743	30,955
Total Energy		996,999

Basic Materials - 7.4%
Mercer International, Inc.	11,728	154,223
American Vanguard Corp.	4,844	108,263
Unifi, Inc.*	6,028	84,754
Koppers Holdings, Inc.	3,319	75,142
Trinseo plc	1,827	70,266
Clearwater Paper Corp.*	2,016	67,798
Schweitzer-Mauduit International, Inc.	2,474	62,147
Sylvamo Corp.	1,891	61,798
Rayonier Advanced Materials, Inc.*	19,668	51,530
Carpenter Technology Corp.	1,302	36,339
Arconic Corp.*	1,112	31,192
Kaiser Aluminum Corp.	368	29,105
Glatfelter Corp.	3,878	26,681
Total Basic Materials		859,238

Communications - 3.2%
Telephone & Data Systems, Inc.	7,305	115,346
NETGEAR, Inc.*	3,871	71,691
ATN International, Inc.	1,402	65,768
AMC Networks, Inc. — Class A*	2,254	65,637
Scholastic Corp.	1,420	51,077
Total Communications		369,519

Technology - 1.8%
Photronics, Inc.*	3,638	70,868
Insight Enterprises, Inc.*	698	60,223
Consensus Cloud Solutions, Inc.*	999	43,636
Ebix, Inc.[1]	1,542	26,060
Loyalty Ventures, Inc.*	3,199	11,421
Total Technology		212,208

Total Common Stocks
(Cost $10,622,585)		11,502,329

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$50,408	50,408
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	19,631	19,631
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	19,437	19,437
Total Repurchase Agreements
(Cost $89,476)		89,476

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	77,265	$77,265
Total Securities Lending Collateral
(Cost $77,265)		77,265

Total Investments - 101.0%
(Cost $10,789,326)		$11,669,070
Other Assets & Liabilities, net - (1.0)%		(111,366)
Total Net Assets - 100.0%		$11,557,704

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,502,329	$—	$—	$11,502,329
Repurchase Agreements	—	89,476	—	89,476
Securities Lending Collateral	77,265	—	—	77,265
Total Assets	$11,579,594	$89,476	$—	$11,669,070

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments, at value - including $74,461 of securities loaned (cost $10,699,850)	$11,579,594
Repurchase agreements, at value (cost $89,476)	89,476
Receivables:
Securities sold	77,858
Dividends	13,114
Securities lending income	19
Interest	4
Total assets	11,760,065

Liabilities:
Payable for:
Fund shares redeemed	92,774
Return of securities lending collateral	77,265
Management fees	6,910
Transfer agent and administrative fees	2,478
Investor service fees	2,303
Portfolio accounting fees	922
Trustees’ fees*	167
Miscellaneous	19,542
Total liabilities	202,361
Commitments and contingent liabilities (Note 11)	—
Net assets	$11,557,704

Net assets consist of:
Paid in capital	$10,848,421
Total distributable earnings (loss)	709,283
Net assets	$11,557,704
Capital shares outstanding	156,005
Net asset value per share	$74.09

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $6)	$91,325
Interest	164
Income from securities lending, net	93
Total investment income	91,582

Expenses:
Management fees	49,480
Investor service fees	16,493
Transfer agent and administrative fees	21,903
Portfolio accounting fees	6,597
Professional fees	3,801
Trustees’ fees*	995
Custodian fees	924
Line of credit fees	68
Miscellaneous	9,720
Total expenses	109,981
Net investment loss	(18,399)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(397,830)
Net realized loss	(397,830)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,604,058)
Net change in unrealized appreciation (depreciation)	(1,604,058)
Net realized and unrealized loss	(2,001,888)
Net decrease in net assets resulting from operations	$(2,020,287)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(18,399)	$(71,895)
Net realized gain (loss) on investments	(397,830)	4,619,236
Net change in unrealized appreciation (depreciation) on investments	(1,604,058)	1,404,194
Net increase (decrease) in net assets resulting from operations	(2,020,287)	5,951,535

Capital share transactions:
Proceeds from sale of shares	16,357,114	75,059,564
Cost of shares redeemed	(18,940,226)	(72,980,448)
Net increase (decrease) from capital share transactions	(2,583,112)	2,079,116
Net increase (decrease) in net assets	(4,603,399)	8,030,651

Net assets:
Beginning of period	16,161,103	8,130,452
End of period	$11,557,704	$16,161,103

Capital share activity:
Shares sold	196,599	978,480
Shares redeemed	(229,315)	(925,913)
Net increase (decrease) in shares	(32,716)	52,567

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$85.63	$59.72	$63.51	$52.81	$66.48	$69.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.28)	(.31)	(.17)	.08	(.23)
Net gain (loss) on investments (realized and unrealized)	(11.42)	26.19	(3.48)	11.06	(13.75)	(.20)
Total from investment operations	(11.54)	25.91	(3.79)	10.89	(13.67)	(.43)
Less distributions from:
Net investment income	—	—	—	(.19)	—	—
Net realized gains	—	—	—	—	—	(2.22)
Total distributions	—	—	—	(.19)	—	(2.22)
Net asset value, end of period	$74.09	$85.63	$59.72	$63.51	$52.81	$66.48

Total Return[c]	(13.48%)	43.39%	(5.97%)	20.68%	(20.58%)	(0.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,558	$16,161	$8,130	$9,077	$8,414	$17,748
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.34%)	(0.64%)	(0.28%)	0.12%	(0.35%)
Total expenses	1.67%	1.59%	1.72%	1.73%	1.62%	1.61%
Portfolio turnover rate	112%	383%	305%	248%	194%	204%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX Europe 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	18.8%
Guggenheim Strategy Fund II	18.7%
Nestle S.A. ADR	0.8%
Roche Holding AG ADR	0.6%
Novartis AG ADR	0.5%
AstraZeneca plc ADR	0.5%
ASML Holding N.V. — Class G	0.5%
Shell plc ADR	0.5%
Novo Nordisk A/S ADR	0.5%
LVMH Moet Hennessy Louis Vuitton SE ADR	0.4%
Top Ten Total	41.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Country Diversification

Country	% of Long-Term Investments
United Kingdom	26.0%
Switzerland	21.5%
France	20.2%
Germany	11.1%
Netherlands	9.5%
Denmark	4.0%
Spain	2.4%
Other	5.3%
Total Long–Term Investments	100.0%

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2022

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Europe 1.25x Strategy Fund	(20.33%)	(16.73%)	1.22%	3.66%
STOXX Europe 50 Index	(15.38%)	(11.05%)	3.21%	5.01%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The STOXX Europe 50 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 11.1%

Consumer, Non-cyclical - 5.0%
Nestle S.A. ADR	82	$9,544
Roche Holding AG ADR	163	6,799
Novartis AG ADR	70	5,917
AstraZeneca plc ADR	89	5,880
Novo Nordisk A/S ADR	48	5,349
Unilever plc ADR	76	3,483
Sanofi ADR	67	3,352
GSK plc ADR	73	3,178
Diageo plc ADR	16	2,786
British American Tobacco plc ADR	60	2,574
L’Oreal S.A. ADR[1]	35	2,417
Bayer AG ADR	113	1,680
Reckitt Benckiser Group plc ADR[1]	106	1,614
RELX plc ADR	57	1,535
Anheuser-Busch InBev S.A. ADR	26	1,403
EssilorLuxottica S.A. ADR	17	1,272
Adyen N.V. ADR*	83	1,213
Total Consumer, Non-cyclical		59,996

Financial - 1.3%
HSBC Holdings plc ADR	118	3,855
Allianz SE ADR	119	2,264
Zurich Insurance Group AG ADR	43	1,873
BNP Paribas S.A. ADR	66	1,584
UBS Group AG	96	1,557
Banco Santander S.A. ADR	499	1,397
AXA S.A. ADR	57	1,299
Prudential plc ADR	40	1,004
Intesa Sanpaolo SpA ADR	88	987
Total Financial		15,820

Energy - 1.0%
Shell plc ADR	107	5,595
TotalEnergies SE ADR	76	4,001
BP plc ADR	93	2,636
Total Energy		12,232

Basic Materials - 0.9%
Linde plc	14	4,026
Air Liquide S.A. ADR	77	2,060
Rio Tinto plc ADR[1]	31	1,891
Glencore plc ADR	159	1,719
BASF SE ADR	107	1,166
Total Basic Materials		10,862

Industrial - 0.8%
Siemens AG ADR[1]	44	2,247
Schneider Electric SE ADR	83	1,958
Airbus SE ADR	68	1,652
Vinci S.A. ADR	65	1,451
ABB Ltd. ADR	45	1,203
Deutsche Post AG ADR	29	1,089
Total Industrial		9,600

Consumer, Cyclical - 0.8%
LVMH Moet Hennessy Louis Vuitton SE ADR	38	4,644
Cie Financiere Richemont S.A. ADR[1]	153	1,634
Mercedes-Benz Group AG ADR	91	1,317
Kering S.A. ADR	21	1,082
Total Consumer, Cyclical		8,677

Technology - 0.7%
ASML Holding N.V. — Class G	12	5,711
SAP SE ADR	32	2,903
Total Technology		8,614

Communications - 0.3%
Deutsche Telekom AG ADR	100	1,992
Prosus N.V. ADR	127	1,662
Total Communications		3,654

Utilities - 0.3%
Iberdrola S.A. ADR	42	1,738
Enel SpA ADR	227	1,237
Total Utilities		2,975

Total Common Stocks
(Cost $90,815)		132,430

MUTUAL FUNDS† - 37.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	23,237	224,235
Guggenheim Strategy Fund II2	9,255	223,419
Total Mutual Funds
(Cost $458,891)		447,654

	Face Amount
U.S. TREASURY BILLS†† - 13.2%
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	$158,000	157,919
Total U.S. Treasury Bills
(Cost $157,915)		157,919

REPURCHASE AGREEMENTS††,5 - 39.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	263,543	263,543
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	102,633	102,633
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	101,617	101,617
Total Repurchase Agreements
(Cost $467,793)		467,793

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2022
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	7,146	$7,146
Total Securities Lending Collateral
(Cost $7,146)		7,146

Total Investments - 101.5%
(Cost $1,182,560)		$1,212,942
Other Assets & Liabilities, net - (1.5)%		(17,457)
Total Net Assets - 100.0%		$1,195,485

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	38	Sep 2022	$1,367,809	$16,780
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	10	Sep 2022	1,317,125	(23,716)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$132,430	$—	$—	$132,430
Mutual Funds	447,654	—	—	447,654
U.S. Treasury Bills	—	157,919	—	157,919
Repurchase Agreements	—	467,793	—	467,793
Securities Lending Collateral	7,146	—	—	7,146
Equity Futures Contracts**	16,780	—	—	16,780
Total Assets	$604,010	$625,712	$—	$1,229,722

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
EUROPE 1.25x STRATEGY FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$23,716	$—	$—	$23,716

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$465,394	$—	$(230,000)	$(5,420)	$(6,555)	$223,419	9,255	$3,343
Guggenheim Ultra Short Duration Fund — Institutional Class	465,216	—	(230,000)	(5,181)	(5,800)	224,235	23,237	2,360
	$930,610	$—	$(460,000)	$(10,601)	$(12,355)	$447,654		$5,703

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value - including $6,878 of securities loaned (cost $255,876)	$297,495
Investments in affiliated issuers, at value (cost $458,891)	447,654
Repurchase agreements, at value (cost $467,793)	467,793
Cash	5
Segregated cash with broker	2,180
Receivables:
Foreign tax reclaims	7,493
Dividends	994
Interest	19
Securities lending income	11
Total assets	1,223,644

Liabilities:
Payable for:
Variation margin on futures contracts	12,194
Return of securities lending collateral	7,146
Fund shares redeemed	4,343
Management fees	941
Investor service fees	278
Transfer agent and administrative fees	243
Portfolio accounting fees	111
Trustees’ fees*	20
Miscellaneous	2,883
Total liabilities	28,159
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,195,485

Net assets consist of:
Paid in capital	$2,337,819
Total distributable earnings (loss)	(1,142,334)
Net assets	$1,195,485
Capital shares outstanding	11,974
Net asset value per share	$99.84

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $781)	$5,653
Dividends from securities of affiliated issuers	5,703
Interest from securities of unaffiliated issuers	1,003
Income from securities lending, net	315
Total investment income	12,674

Expenses:
Management fees	7,300
Investor service fees	2,028
Transfer agent and administrative fees	2,656
Professional fees	1,388
Portfolio accounting fees	811
Custodian fees	113
Trustees’ fees*	112
Miscellaneous	470
Total expenses	14,878
Less:
Expenses reimbursed by Adviser	(406)
Expenses waived by Adviser	(505)
Total waived/reimbursed expenses	(911)
Net expenses	13,967
Net investment loss	(1,293)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(26,199)
Investments in affiliated issuers	(10,601)
Futures contracts	(203,925)
Foreign currency transactions	3,013
Net realized loss	(237,712)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(23,373)
Investments in affiliated issuers	(12,355)
Futures contracts	(73,026)
Foreign currency translations	(692)
Net change in unrealized appreciation (depreciation)	(109,446)
Net realized and unrealized loss	(347,158)
Net decrease in net assets resulting from operations	$(348,451)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,293)	$(23,187)
Net realized gain (loss) on investments	(237,712)	95,166
Net change in unrealized appreciation (depreciation) on investments	(109,446)	48,714
Net increase (decrease) in net assets resulting from operations	(348,451)	120,693

Distributions to shareholders	—	(7,486)

Capital share transactions:
Proceeds from sale of shares	2,435,348	9,842,911
Distributions reinvested	—	7,486
Cost of shares redeemed	(2,865,535)	(10,512,348)
Net decrease from capital share transactions	(430,187)	(661,951)
Net decrease in net assets	(778,638)	(548,744)

Net assets:
Beginning of period	1,974,123	2,522,867
End of period	$1,195,485	$1,974,123

Capital share activity:
Shares sold	21,937	82,612
Shares issued from reinvestment of distributions	—	63
Shares redeemed	(25,717)	(90,766)
Net decrease in shares	(3,780)	(8,091)

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$125.31	$105.80	$107.35	$84.49	$104.66	$82.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.92)	(.63)	.76	1.66	.25
Net gain (loss) on investments (realized and unrealized)	(25.38)	20.70	.73 [f]	23.18	(21.46)	23.17
Total from investment operations	(25.47)	19.78	.10	23.94	(19.80)	23.42
Less distributions from:
Net investment income	—	(.27)	(1.65)	(1.08)	(.37)	(.82)
Total distributions	—	(.27)	(1.65)	(1.08)	(.37)	(.82)
Net asset value, end of period	$99.84	$125.31	$105.80	$107.35	$84.49	$104.66

Total Return[c]	(20.33%)	18.71%	0.24%	28.43%	(18.97%)	28.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,195	$1,974	$2,523	$3,990	$2,687	$5,725
Ratios to average net assets:
Net investment income (loss)	(0.16%)	(0.78%)	(0.67%)	0.77%	1.67%	0.26%
Total expenses[d]	1.83%	1.80%	1.91%	1.88%	1.78%	1.80%
Net expenses[e]	1.72%	1.71%	1.86%	1.80%	1.77%	1.80%
Portfolio turnover rate	8%	374%	212%	391%	187%	121%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	23.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.3%
Total	46.9%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Japan 2x Strategy Fund	(41.68%)	(46.13%)	(0.97%)	7.53%
Nikkei-225 Stock Average Index	(22.17%)	(24.94%)	1.76%	5.59%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Nikkei-225 Stock Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
JAPAN 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 46.9%
Guggenheim Strategy Fund II1	9,437	$227,820
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	23,283	224,678
Total Mutual Funds
(Cost $458,375)		452,498

	Face Amount
U.S. TREASURY BILLS†† - 24.2%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	$234,000	233,880
Total U.S. Treasury Bills
(Cost $233,875)		233,880

FEDERAL AGENCY DISCOUNT NOTES†† - 15.6%
Federal Farm Credit Bank
1.40% due 07/05/22[3]	150,000	149,977
Total Federal Agency Discount Notes
(Cost $149,977)		149,977

REPURCHASE AGREEMENTS††,4 - 16.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	86,806	86,806
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	33,806	33,806
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	33,471	33,471
Total Repurchase Agreements
(Cost $154,083)		154,083

Total Investments - 102.7%
(Cost $996,310)		$990,438
Other Assets & Liabilities, net - (2.7)%		(26,166)
Total Net Assets - 100.0%		$964,272

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Equity Futures Contracts	15	Sep 2022	$1,983,000	$3,547
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	21	Sep 2022	1,944,863	(7,032)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$452,498	$—	$—	$452,498
U.S. Treasury Bills	—	233,880	—	233,880
Federal Agency Discount Notes	—	149,977	—	149,977
Repurchase Agreements	—	154,083	—	154,083
Equity Futures Contracts**	3,547	—	—	3,547
Total Assets	$456,045	$537,940	$—	$993,985

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$7,032	$—	$—	$7,032

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$468,690	$—	$(230,000)	$(4,490)	$(6,380)	$227,820	9,437	$2,999
Guggenheim Ultra Short Duration Fund — Institutional Class	464,673	—	(230,000)	(4,900)	(5,095)	224,678	23,283	2,098
	$933,363	$—	$(460,000)	$(9,390)	$(11,475)	$452,498		$5,097

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $383,852)	$383,857
Investments in affiliated issuers, at value (cost $458,375)	452,498
Repurchase agreements, at value (cost $154,083)	154,083
Cash	5
Receivables:
Dividends	806
Interest	6
Total assets	991,255

Liabilities:
Payable for:
Variation margin on futures contracts	11,931
Fund shares redeemed	11,282
Management fees	828
Transfer agent and administrative fees	316
Investor service fees	293
Portfolio accounting fees	118
Trustees’ fees*	20
Miscellaneous	2,195
Total liabilities	26,983
Commitments and contingent liabilities (Note 11)	—
Net assets	$964,272

Net assets consist of:
Paid in capital	$3,158,712
Total distributable earnings (loss)	(2,194,440)
Net assets	$964,272
Capital shares outstanding	16,233
Net asset value per share	$59.40

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$5,097
Interest from securities of unaffiliated issuers	1,342
Total investment income	6,439

Expenses:
Management fees	5,389
Investor service fees	1,796
Transfer agent and administrative fees	2,428
Portfolio accounting fees	718
Professional fees	316
Trustees’ fees*	122
Custodian fees	102
Miscellaneous	1,073
Total expenses	11,944
Less:
Expenses waived by Adviser	(456)
Net expenses	11,488
Net investment loss	(5,049)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	355
Investments in affiliated issuers	(9,390)
Futures contracts	(836,879)
Net realized loss	(845,914)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3
Investments in affiliated issuers	(11,475)
Futures contracts	17,819
Net change in unrealized appreciation (depreciation)	6,347
Net realized and unrealized loss	(839,567)
Net decrease in net assets resulting from operations	$(844,616)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,049)	$(25,520)
Net realized loss on investments	(845,914)	(78,355)
Net change in unrealized appreciation (depreciation) on investments	6,347	(265,009)
Net decrease in net assets resulting from operations	(844,616)	(368,884)

Capital share transactions:
Proceeds from sale of shares	5,432,837	9,720,179
Cost of shares redeemed	(5,406,786)	(10,561,781)
Net increase (decrease) from capital share transactions	26,051	(841,602)
Net decrease in net assets	(818,565)	(1,210,486)

Net assets:
Beginning of period	1,782,837	2,993,323
End of period	$964,272	$1,782,837

Capital share activity:
Shares sold	72,729	88,252
Shares redeemed	(73,998)	(95,992)
Net decrease in shares	(1,269)	(7,740)

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$101.86	$118.59	$85.35	$62.30	$100.82	$67.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(1.11)	(.65)	.66	.70	(.13)
Net gain (loss) on investments (realized and unrealized)	(42.19)	(15.62)	34.73	23.49	(19.56)	33.87
Total from investment operations	(42.46)	(16.73)	34.08	24.15	(18.86)	33.74
Less distributions from:
Net investment income	—	—	(.84)	(1.10)	—	—
Net realized gains	—	—	—	—	(19.66)	—
Total distributions	—	—	(.84)	(1.10)	(19.66)	—
Net asset value, end of period	$59.40	$101.86	$118.59	$85.35	$62.30	$100.82

Total Return[c]	(41.68%)	(14.11%)	40.46%	39.03%	(22.95%)	50.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$964	$1,783	$2,993	$2,037	$2,013	$5,614
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.97%)	(0.82%)	0.89%	0.76%	(0.15%)
Total expenses[d]	1.66%	1.59%	1.72%	1.72%	1.58%	1.83%
Net expenses[e]	1.60%	1.53%	1.67%	1.64%	1.58%	1.83%
Portfolio turnover rate	—	41%	199%	153%	180%	73%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	15.4%
Guggenheim Strategy Fund II	15.4%
Total	30.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Strengthening Dollar 2x Strategy Fund	16.90%	24.12%	4.21%	3.88%
U.S. Dollar Index	9.43%	13.25%	1.83%	2.52%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 30.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	76,739	$740,527
Guggenheim Strategy Fund II1	30,630	739,418
Total Mutual Funds
(Cost $1,522,861)		1,479,945

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.3%
Federal Farm Credit Bank
1.40% due 07/05/22[2]	$400,000	399,938
Total Federal Agency Discount Notes
(Cost $399,938)		399,938

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	121,000	120,938
Total U.S. Treasury Bills
(Cost $120,935)		120,938

REPURCHASE AGREEMENTS††,4 - 52.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	1,429,760	1,429,760
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	556,801	556,801
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	551,288	551,288
Total Repurchase Agreements
(Cost $2,537,849)		2,537,849

Total Investments - 94.4%
(Cost $4,581,583)		$4,538,670
Other Assets & Liabilities, net - 5.6%		270,450
Total Net Assets - 100.0%		$4,809,120

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	70	Sep 2022	$7,316,050	$92,879

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/23/22	21,809	$2,278,360	$(4,656)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2022.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,479,945	$—	$—	$1,479,945
Federal Agency Discount Notes	—	399,938	—	399,938
U.S. Treasury Bills	—	120,938	—	120,938
Repurchase Agreements	—	2,537,849	—	2,537,849
Currency Futures Contracts**	92,879	—	—	92,879
Total Assets	$1,572,824	$3,058,725	$—	$4,631,549

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Index Swap Agreements**	$—	$4,656	$—	$4,656

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,056,098	$—	$(290,000)	$(4,957)	$(21,723)	$739,418	30,630	$7,469
Guggenheim Ultra Short Duration Fund — Institutional Class	1,045,048	—	(280,000)	(4,834)	(19,687)	740,527	76,739	5,239
	$2,101,146	$—	$(570,000)	$(9,791)	$(41,410)	$1,479,945		$12,708

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $520,873)	$520,876
Investments in affiliated issuers, at value (cost $1,522,861)	1,479,945
Repurchase agreements, at value (cost $2,537,849)	2,537,849
Segregated cash with broker	1,270
Receivables:
Fund shares sold	309,928
Dividends	2,359
Interest	103
Total assets	4,852,330

Liabilities:
Unrealized depreciation on OTC swap agreements	4,656
Payable for:
Variation margin on futures contracts	21,412
Licensing fees	6,215
Management fees	2,620
Investor service fees	770
Swap settlement	731
Transfer agent and administrative fees	675
Portfolio accounting fees	308
Trustees’ fees*	51
Fund shares redeemed	25
Miscellaneous	5,747
Total liabilities	43,210
Commitments and contingent liabilities (Note 11)	—
Net assets	$4,809,120

Net assets consist of:
Paid in capital	$5,470,895
Total distributable earnings (loss)	(661,775)
Net assets	$4,809,120
Capital shares outstanding	105,341
Net asset value per share	$45.65

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$12,708
Interest	5,084
Total investment income	17,792

Expenses:
Management fees	18,102
Investor service fees	5,029
Transfer agent and administrative fees	6,572
Professional fees	3,486
Licensing fees	3,276
Portfolio accounting fees	2,011
Custodian fees	283
Trustees’ fees*	278
Miscellaneous	718
Total expenses	39,755
Less:
Expenses reimbursed by Adviser	(1,006)
Expenses waived by Adviser	(1,118)
Total waived/reimbursed expenses	(2,124)
Net expenses	37,631
Net investment loss	(19,839)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(9,791)
Swap agreements	98,452
Futures contracts	294,300
Net realized gain	382,961
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2
Investments in affiliated issuers	(41,410)
Swap agreements	414
Futures contracts	129,708
Net change in unrealized appreciation (depreciation)	88,714
Net realized and unrealized gain	471,675
Net increase in net assets resulting from operations	$451,836

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(19,839)	$(30,052)
Net realized gain on investments	382,961	217,495
Net change in unrealized appreciation (depreciation) on investments	88,714	(11,187)
Net increase in net assets resulting from operations	451,836	176,256

Capital share transactions:
Proceeds from sale of shares	11,020,468	16,343,231
Cost of shares redeemed	(10,666,737)	(14,071,900)
Net increase from capital share transactions	353,731	2,271,331
Net increase in net assets	805,567	2,447,587

Net assets:
Beginning of period	4,003,553	1,555,966
End of period	$4,809,120	$4,003,553

Capital share activity:
Shares sold	256,113	437,524
Shares redeemed	(253,286)	(379,276)
Net increase in shares	2,827	58,248

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$39.05	$35.15	$41.21	$39.73	$35.53	$43.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.49)	(.43)	.21	.27	(.04)
Net gain (loss) on investments (realized and unrealized)	6.81	4.39	(5.32)	1.63	3.93	(7.67)
Total from investment operations	6.60	3.90	(5.75)	1.84	4.20	(7.71)
Less distributions from:
Net investment income	—	—	(.31)	(.36)	—	—
Net realized gains	—	—	—	—	—	(.66)
Total distributions	—	—	(.31)	(.36)	—	(.66)
Net asset value, end of period	$45.65	$39.05	$35.15	$41.21	$39.73	$35.53

Total Return[c]	16.90%	11.10%	(14.03%)	4.61%	11.82%	(17.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,809	$4,004	$1,556	$1,412	$3,420	$1,737
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(1.32%)	(1.05%)	0.50%	0.73%	(0.10%)
Total expenses[d]	1.98%	1.99%	2.02%	2.09%	1.83%	1.80%
Net expenses[e]	1.87%	1.90%	1.96%	2.02%	1.82%	1.80%
Portfolio turnover rate	—	131%	103%	102%	241%	88%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2022

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	14.1%
Total	28.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†
Periods Ended June 30, 2022

	6 Month‡	1 Year	5 Year	10 Year
Weakening Dollar 2x Strategy Fund	(18.21%)	(24.77%)	(7.29%)	(7.42%)
U.S. Dollar Index	9.43%	13.25%	1.83%	2.52%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 28.5%
Guggenheim Strategy Fund II1	3,203	$77,313
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,877	76,010
Total Mutual Funds
(Cost $156,967)		153,323

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.3%
Federal Farm Credit Bank
1.40% due 07/05/22[2]	$50,000	49,992
Total Federal Agency Discount Notes
(Cost $49,992)		49,992

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	14,000	13,993
Total U.S. Treasury Bills
(Cost $13,993)		13,993

REPURCHASE AGREEMENTS††,4 - 60.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	182,891	182,891
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	71,225	71,225
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	70,519	70,519
Total Repurchase Agreements
(Cost $324,635)		324,635

Total Investments - 100.7%
(Cost $545,587)		$541,943
Other Assets & Liabilities, net - (0.7)%		(3,511)
Total Net Assets - 100.0%		$538,432

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	7	Sep 2022	$731,605	$(14,843)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/23/22	3,367	$351,747	$735

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2022.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2022
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$153,323	$—	$—	$153,323
Federal Agency Discount Notes	—	49,992	—	49,992
U.S. Treasury Bills	—	13,993	—	13,993
Repurchase Agreements	—	324,635	—	324,635
Currency Index Swap Agreements**	—	735	—	735
Total Assets	$153,323	$389,355	$—	$542,678

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$14,843	$—	$—	$14,843

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/22	Shares 06/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,496	$—	$(100,000)	$(830)	$(2,353)	$77,313	3,203	$909
Guggenheim Ultra Short Duration Fund — Institutional Class	180,052	—	(101,000)	(993)	(2,049)	76,010	7,877	660
	$360,548	$—	$(201,000)	$(1,823)	$(4,402)	$153,323		$1,569

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

Assets:
Investments in unaffiliated issuers, at value (cost $63,985)	$63,985
Investments in affiliated issuers, at value (cost $156,967)	153,323
Repurchase agreements, at value (cost $324,635)	324,635
Unrealized appreciation on OTC swap agreements	735
Receivables:
Variation margin on futures contracts	2,338
Dividends	245
Interest	13
Total assets	545,274

Liabilities:
Payable for:
Fund shares redeemed	3,624
Licensing fees	1,807
Management fees	383
Investor service fees	111
Transfer agent and administrative fees	97
Portfolio accounting fees	44
Swap settlement	26
Trustees’ fees*	7
Miscellaneous	743
Total liabilities	6,842
Commitments and contingent liabilities (Note 11)	—
Net assets	$538,432

Net assets consist of:
Paid in capital	$2,111,135
Total distributable earnings (loss)	(1,572,703)
Net assets	$538,432
Capital shares outstanding	12,471
Net asset value per share	$43.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2022

Investment Income:
Dividends from securities of affiliated issuers	$1,569
Interest	613
Total investment income	2,182

Expenses:
Management fees	2,284
Investor service fees	635
Transfer agent and administrative fees	846
Licensing fees	416
Professional fees	411
Portfolio accounting fees	254
Trustees’ fees*	41
Custodian fees	36
Miscellaneous	87
Total expenses	5,010
Less:
Expenses reimbursed by Adviser	(127)
Expenses waived by Adviser	(146)
Total waived/reimbursed expenses	(273)
Net expenses	4,737
Net investment loss	(2,555)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(1,823)
Swap agreements	(11,798)
Futures contracts	(37,741)
Net realized loss	(51,362)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(4,402)
Swap agreements	(645)
Futures contracts	(19,659)
Net change in unrealized appreciation (depreciation)	(24,706)
Net realized and unrealized loss	(76,068)
Net decrease in net assets resulting from operations	$(78,623)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,555)	$(21,984)
Net realized loss on investments	(51,362)	(202,015)
Net change in unrealized appreciation (depreciation) on investments	(24,706)	(49,163)
Net decrease in net assets resulting from operations	(78,623)	(273,162)

Capital share transactions:
Proceeds from sale of shares	1,226,899	4,396,884
Cost of shares redeemed	(1,302,624)	(5,762,566)
Net decrease from capital share transactions	(75,725)	(1,365,682)
Net decrease in net assets	(154,348)	(1,638,844)

Net assets:
Beginning of period	692,780	2,331,624
End of period	$538,432	$692,780

Capital share activity:
Shares sold	25,722	76,350
Shares redeemed	(26,376)	(101,223)
Net decrease in shares	(654)	(24,873)

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2022[a]	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Per Share Data
Net asset value, beginning of period	$52.78	$61.36	$56.17	$59.56	$67.40	$56.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.83)	(.76)	.28	.40	(.14)
Net gain (loss) on investments (realized and unrealized)	(9.37)	(7.75)	6.19	(3.17)	(8.24)	11.05
Total from investment operations	(9.61)	(8.58)	5.43	(2.89)	(7.84)	10.91
Less distributions from:
Net investment income	—	—	(.24)	(.50)	—	—
Total distributions	—	—	(.24)	(.50)	—	—
Net asset value, end of period	$43.17	$52.78	$61.36	$56.17	$59.56	$67.40

Total Return[c]	(18.21%)	(13.98%)	9.69%	(4.85%)	(11.63%)	19.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$538	$693	$2,332	$587	$582	$779
Ratios to average net assets:
Net investment income (loss)	(1.01%)	(1.43%)	(1.35%)	0.50%	0.61%	(0.22%)
Total expenses[d]	1.97%	2.00%	2.00%	2.08%	1.82%	1.80%
Net expenses[e]	1.87%	1.93%	1.96%	2.00%	1.81%	1.80%
Portfolio turnover rate	—	93%	129%	187%	213%	367%

[a]	Unaudited figures for the period ended June 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2022, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.58% at June 30, 2022.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

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Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$3,319,831	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,730,927	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,730,701	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	764,541

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,607,739	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	236,922

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency swap contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2022:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at June 30, 2022
Europe 1.25x Strategy Fund	$16,780	$—	$—	$16,780
Japan 2x Strategy Fund	3,547	—	—	3,547
Strengthening Dollar 2x Strategy Fund	—	92,879	—	92,879
Weakening Dollar 2x Strategy Fund	—	—	735	735

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at June 30, 2022
Europe 1.25x Strategy Fund	$—	$23,716	$—	$23,716
Japan 2x Strategy Fund	—	7,032	—	7,032
Strengthening Dollar 2x Strategy Fund	—	—	4,656	4,656
Weakening Dollar 2x Strategy Fund	—	14,843	—	14,843

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency swap contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$(88,312)	$(115,613)	$—	$(203,925)
Japan 2x Strategy Fund	(370,303)	(466,576)	—	(836,879)
Strengthening Dollar 2x Strategy Fund	—	294,300	98,452	392,752
Weakening Dollar 2x Strategy Fund	—	(37,741)	(11,798)	(49,539)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$(39,721)	$(33,305)	$—	$(73,026)
Japan 2x Strategy Fund	(4,393)	22,212	—	17,819
Strengthening Dollar 2x Strategy Fund	—	129,708	414	130,122
Weakening Dollar 2x Strategy Fund	—	(19,659)	(645)	(20,304)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from

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or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$735	$—	$735	$—	$—	$735

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$4,656	$—	$4,656	$(4,656)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Europe 1.25x Strategy Fund	Goldman Sachs International	Futures contracts	$2,180	$—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	1,270	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— quoted prices in active markets for identical assets or liabilities.

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Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2022, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Europe 1.25x Strategy Fund	$505
Japan 2x Strategy Fund	456
Strengthening Dollar 2x Strategy Fund	1,118
Weakening Dollar 2x Strategy Fund	146

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GI has contractually agreed to waive and/or reimburse expenses for Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund, in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement is effective June 1, 2021 and the end of the initial term is August 1, 2022. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
1.48%			2.25% - 2.38%
Due 07/01/22	$63,434,433	$63,437,040	Due 08/15/49 - 05/15/51	$75,962,000	$64,703,114

			U.S. Treasury Strip
			0.00%
			Due 02/15/52	17	7
				75,962,017	64,703,121

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.42%			0.38%
Due 07/01/22	24,703,701	24,704,676	Due 07/15/23	24,697,345	25,197,803

BofA Securities, Inc.			U.S. Treasury Note
1.44%			0.88%
Due 07/01/22	24,459,110	24,460,089	Due 11/15/30	29,732,100	24,948,317

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the

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borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P MidCap 400® Pure Growth Fund	$171,450	$(171,450)	$—	$177,392	$—	$177,392
S&P MidCap 400® Pure Value Fund	86,076	(86,076)	—	89,562	—	89,562
S&P SmallCap 600® Pure Value Fund	74,461	(74,461)	—	77,265	—	77,265
Europe 1.25x Strategy Fund	6,878	(6,878)	—	7,146	—	7,146

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$26,878,468	$3,561,530	$(3,808,883)	$(247,353)
S&P 500® Pure Value Fund	35,617,272	2,417,621	(1,082,705)	1,334,916
S&P MidCap 400® Pure Growth Fund	9,660,926	512,974	(1,855,668)	(1,342,694)
S&P MidCap 400® Pure Value Fund	11,409,010	577,313	(856,685)	(279,372)
S&P SmallCap 600® Pure Growth Fund	9,497,867	642,863	(2,132,283)	(1,489,420)
S&P SmallCap 600® Pure Value Fund	12,672,408	388,602	(1,391,940)	(1,003,338)
Europe 1.25x Strategy Fund	1,204,455	43,376	(41,825)	1,551
Japan 2x Strategy Fund	1,001,552	3,548	(18,147)	(14,599)
Strengthening Dollar 2x Strategy Fund	4,583,678	92,882	(49,667)	43,215
Weakening Dollar 2x Strategy Fund	545,596	735	(18,496)	(17,761)

Note 9 – Securities Transactions

For the period ended June 30, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$10,566,883	$23,347,653
S&P 500® Pure Value Fund	71,616,643	60,885,374
S&P MidCap 400® Pure Growth Fund	3,702,447	10,176,361
S&P MidCap 400® Pure Value Fund	12,017,277	13,116,090
S&P SmallCap 600® Pure Growth Fund	3,366,591	4,559,277
S&P SmallCap 600® Pure Value Fund	14,626,895	16,173,945
Europe 1.25x Strategy Fund	86,706	822,809
Japan 2x Strategy Fund	—	460,000
Strengthening Dollar 2x Strategy Fund	—	570,000
Weakening Dollar 2x Strategy Fund	—	201,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2022, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Growth Fund	$3,502,427	$3,417,497	$(26,369)
S&P 500® Pure Value Fund	14,843,440	5,323,880	(105,160)
S&P MidCap 400® Pure Growth Fund	308,844	992,497	33,875
S&P MidCap 400® Pure Value Fund	1,554,978	1,704,356	17,043
S&P SmallCap 600® Pure Growth Fund	144,053	652,803	36,129
S&P SmallCap 600® Pure Value Fund	644,533	948,957	2,566
Europe 1.25x Strategy Fund	69,424	352,541	(27,037)

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Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 6, 2022, the line of credit agreement was renewed and expires on June 5, 2023. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.56% for the period ended June 30, 2022. The Funds did not have any borrowings outstanding under this agreement at June 30, 2022.

The average daily balances borrowed for the period ended June 30, 2022, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$230
S&P 500® Pure Value Fund	58
S&P MidCap 400® Pure Growth Fund	216
S&P MidCap 400® Pure Value Fund	603
S&P SmallCap 600® Pure Growth Fund	63
S&P SmallCap 600® Pure Value Fund	5,367

Note 11 – Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate

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its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.” On December 19, 2019, the Second Circuit issued an amended opinion that again affirmed the district court’s ruling on the basis that plaintiffs’ claims were preempted by Section 546(e) of the Bankruptcy Code. Plaintiffs filed a motion for rehearing and rehearing en banc on January 2, 2020. The Second Circuit denied the petition on February 6, 2020. On July 6, 2020, plaintiffs filed a new petition for a writ of certiorari in the U.S. Supreme Court. In that petition, plaintiffs stated that “[t]o make it more likely that there will be a quorum for this petition,” they have “abandon[ed] the case and let the judgment below stand” with respect to certain defendants. That list did not include Rydex Variable Trust. Defendants filed an opposition to the petition for certiorari on August 26, 2020, and plaintiffs filed a reply in support of the petition for certiorari on September 8, 2020. The Court denied the petition for certiorari on April 19, 2021.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intended to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend. Plaintiff filed an appellate brief on January 7, 2020. The shareholder defendants’ brief was filed on April 27, 2020. Plaintiff filed a reply brief on May 18, 2020. The Court held oral argument on August 24, 2020. On August 20, 2021, the Second Circuit affirmed the District Court’s orders: (1) dismissing the intentional fraudulent conveyance claims against the shareholder-defendants; and (2) denying the plaintiff leave to amend the complaint to add a constructive fraudulent conveyance claim against the shareholder-defendants. Plaintiff filed a petition for rehearing en banc on September 3, 2021. On October 7, 2021, the Second Circuit denied the petition. On January 5, 2022, Plaintiff filed a petition for certiorari in the U.S. Supreme Court. That petition was denied on February 22, 2022.

As a result of the dismissals above, there are no longer claims pending against Rydex Variable Trust related to the Tribune LBO.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively.

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Note 12 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Variable Trust Contracts Review Committee

Rydex Variable Trust (the “Trust”) was organized as a Delaware statutory trust on June 11, 1998, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

Tradable Funds (Including Sector Funds*)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse High Yield Strategy Fund***
●	Inverse Mid-Cap Strategy Fund	●	Inverse NASDAQ-100 2x Strategy Fund***

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●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 2x Strategy Fund***
●	Inverse Russell 2000 Strategy Fund	●	Inverse S&P 500 2x Strategy Fund***
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	Russell 2000 Fund***	●	S&P 500 Fund***
●	S&P 500 Pure Growth Fund	●	S&P 500 Pure Value Fund
●	S&P MidCap 400 Pure Growth Fund	●	S&P MidCap 400 Pure Value Fund
●	S&P SmallCap 600 Pure Growth Fund	●	S&P SmallCap 600 Pure Value Fund
●	Strengthening Dollar 2x Strategy Fund	●	Technology Fund*
●	Telecommunications Fund*	●	Transportation Fund*
●	Utilities Fund*	●	U.S. Government Money Market Fund
●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each, a “Sector Fund” and collectively, the “Sector Funds.”
**	Each, an “Alternative Fund” and collectively, the “Alternative Funds.” Each Fund other than the Alternative Funds, a “Tradable Fund” and collectively, the “Tradable Funds.”
***

The Fund has been organized as a series of the Trust but has not commenced operations, and shares of the Fund are not currently offered to investors. The investment advisory agreement for the Fund was not considered for renewal. Consequently, all references to “the Funds” or similar references hereafter should be understood as excluding such Fund.

Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings in person on April 19, 2022 (the “April Meeting”) and on May 24-25, 2022 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and

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Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds and the Real Estate Fund, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds and the Real Estate Fund. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds. The Committee also noted that as of March 31, 2022, Security Investors had entered into a Macroeconomic Services Agreement, at no fee, with another Guggenheim affiliate, Guggenheim Partners Advisors, LLC, to receive certain global and sector macroeconomic analysis and insight along with other guidance.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

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With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2021, 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector or market, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2021, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2021, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. For the Tradable Funds (other than U.S. Government Money Market Fund), the Committee received tracking error data for other similar funds in the Guggenheim fund complex. The Committee also received certain updated performance information as of March 31, 2022 and April 30, 2022.

With respect to the Tradable Funds (other than U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s shares relative

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to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining instances of significant underperformance (defined as greater than 100 basis points), as applicable, of such Funds over the five-year, three-year and/or one-year periods ended December 31, 2021, relative to their respective peer funds, attributing such relative underperformance to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund outperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2021, although its performance ranked in the third quartile of the broader peer group over the one-year period and in the fourth quartile of the broader peer group over the three- and five-year time periods.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining such Funds’ underperformance, as applicable, over the five-year, three-year and one-year periods ended December 31, 2021, relative to their respective peer groups, attributing such underperformance to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee observed that each Fund’s returns ranked in the third quartile or better of its performance universe for each of the relevant periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was equal to or lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted that as a part of the annual contract review process the Adviser contractually agreed to waive five basis points of its contractual advisory fee through August 1, 2023.2 The Committee also considered that each such Fund’s net effective management fee was competitive. The Committee noted that the higher total net expense ratio as compared to the peer fund was driven primarily by the higher other operating expenses of each such Fund.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee, net effective management fee and total net expense ratio are lower than those of the peer fund.

With respect to the Sector Funds and the Real Estate Fund, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of each Fund’s peer group.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2021, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s representation that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

[2]

Inverse Government Long Bond Strategy, Inverse Dow 2x Strategy, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Inverse NASDAQ-100 Strategy, Inverse Russell 2000 Strategy, NASDAQ-100 2x Strategy, Europe 1.25x Strategy, Russell 2000 2x Strategy, Dow 2x Strategy, Russell 2000 1.5x Strategy, Inverse S&P 500 Strategy, Inverse Mid-Cap Strategy, S&P 500 2x Strategy and Mid Cap 1.5x Strategy.

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OTHER INFORMATION (Unaudited)(concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, Guggenheim’s overall expenses increased in 2021, which was primarily due to increased expenses in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee also took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-March 2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since August 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (August 2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-August 2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Variable Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2021, to March 31, 2022. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Fund Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 6, 2022

By (Signature and Title)*	/s/ James M. Howley
James M. Howley, Chief Financial Officer, Chief Accounting Officer, and Treasurer

Date	September 6, 2022

*	Print the name and title of each signing officer under his or her signature.